                                                            File Numbers 33-3233
                                                                        811-4585

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment Number


                      Post-Effective Amendment Number 38        X


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment Number 115               X

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      ------------------------------------
                (formerly Minnesota Mutual Variable Life Account)
                                 (Name of Trust)


                        Minnesota Life Insurance Company
                        --------------------------------
              (formerly The Minnesota Mutual Life Insurance Company
                                   (Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098
             -------------------------------------------------------
                    (Depositor's Principal Executive Offices)


                           Gary R. Christensen, Esq.

              Senior Vice President, General Counsel and Secretary


                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                         ------------------------------
                               (Agent for Service)

It  is proposed that this filing will become effective (check appropriate box):

        immediately upon filing pursuant to paragraph (b) of Rule 485
    ---

     X   on April 29, 2016 pursuant to paragraph (b) of Rule 485
    ---

         60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ---

         on (date) pursuant to paragraph (a)(1) of Rule 485
    ---


If appropriate, check the following:

        this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:

        Variable Adjustable Life Insurance Policies

PART A:  INFORMATION REQUIRED IN A PROSPECTUS

Item Number           Caption in Prospectus

     1.               Front and Back Cover Pages

     2.               Benefit Summary: Benefits and Risks

     3.               Risk/Benefit Summary: Fee Table

     4. General Description of Minnesota Life Variable Life Account, Minnesota Life Insurance Company and Portfolio Companies

     5.               Charges

     6.               General Description of Contracts

     7.               Premiums

     8.               Death Benefits and Contract Values

     9.               Surrenders, Partial Surrenders, and Partial Withdrawals

    10.               Loans

    11.               Lapse and Reinstatement

    12.               Taxes

    13.               Legal Proceedings

    14.               Financial Statements

Prospectus

Minnesota Life Insurance Company
Minnesota Life Variable Life Account

Variable Adjustable Life Insurance Policy

    This prospectus describes a Variable Adjustable Life Insurance Policy issued by Minnesota Life Insurance Company ("Minnesota Life"). It provides life insurance protection for the life of the insured so long as scheduled premiums are paid. Under some plans of insurance, the face amount of insurance may decrease or terminate during the life of the insured.

    The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.

    Variable Adjustable Life policy values may be invested in our separate account called the Minnesota Life Variable Life Account ("Variable Life Account"). Policy values may also be invested in a general account option. The actual cash value of all Policies will vary with the investment experience of these options.

    You should consider the Policy in conjunction with other insurance you own. Replacing your existing life insurance with this Policy may not be to your advantage. In addition, it may not be to your advantage to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy. Please consult your registered representative or financial adviser.

The Variable Life Account invests in the following Fund Portfolios:

[LOGO] Advantus /R/ CAPITAL MANAGEMENT

Securian Funds Trust
..  SFT Advantus Bond Fund -- Class 2 Shares
..  SFT Advantus Government Money Market Fund
..  SFT Advantus Index 400 Mid-Cap Fund -- Class 2 Shares
..  SFT Advantus Index 500 Fund -- Class 2 Shares
..  SFT Advantus International Bond Fund -- Class 2 Shares
..  SFT Advantus Mortgage Securities Fund -- Class 2 Shares
.. SFT Advantus Real Estate Securities Fund -- Class 2 Shares .. SFT Ivy/SM/ Growth Fund*
..  SFT Ivy/SM/ Small Cap Growth Fund*
..  SFT Pyramis(R) Core Equity Fund -- Class 2 Shares
..  SFT T. Rowe Price Value Fund

  *'Ivy' is the service mark of Ivy Funds Distributor, Inc., an affiliate of the Waddell & Reed Investment Management Company, the fund's subadvisor.

[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

AB Variable Products Series Fund, Inc.
..  International Value Portfolio -- Class B Shares

[LOGO] American Century
       Investments(R)

American Century Variable Portfolios, Inc.
..  VP Income & Growth Fund -- Class II Shares

American Century Variable Portfolios II, Inc.
..  VP Inflation Protection Fund -- Class II Shares

[LOGO]

American Funds Insurance Series(R)
..  Global Bond Fund/SM/ -- Class 2 Shares
..  Global Growth Fund/SM/ -- Class 2 Shares
..  Global Small Capitalization Fund/SM/ -- Class 2 Shares
..  Growth Fund/SM/ -- Class 2 Shares
..  Growth-Income Fund/SM/ -- Class 2 Shares
..  International Fund/SM/ -- Class 2 Shares
..  New World Fund(R) -- Class 2 Shares
..  U.S. Government/AAA-Rated Securities Fund/SM/ -- Class 2 Shares

[LOGO]
Fidelity/R/
INVESTMENTS

Fidelity(R) Variable Insurance Products Funds
..  Equity-Income Portfolio -- Service Class 2 Shares
..  Mid Cap Portfolio -- Service Class 2 Shares

[LOGO](R) FRANKLIN TEMPLETON
             INVESTMENTS



Franklin Templeton Variable Insurance Products Trust
..  Franklin Mutual Shares VIP Fund -- Class 2 Shares
..  Franklin Small Cap Value VIP Fund -- Class 2 Shares
..  Franklin Small-Mid Cap Growth VIP Fund -- Class 2 Shares
..  Templeton Developing Markets VIP Fund -- Class 2 Shares

[LOGO] Goldman Sachs Asset Management

Goldman Sachs Variable Insurance Trust

..  Goldman Sachs VIT High Quality Floating Rate Fund -- Service Shares



[LOGO]

AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
..  Invesco V.I. American Value Fund -- Series II Shares
..  Invesco V.I. Comstock Fund -- Series II Shares
..  Invesco V.I. Equity and Income Fund -- Series II Shares
..  Invesco V.I. Growth and Income Fund -- Series II Shares
..  Invesco V.I. Small Cap Equity Fund -- Series II Shares

[LOGO] IVY FUNDS
Variable Insurance Portfolios



Ivy Funds Variable Insurance Portfolios
..  Ivy Funds VIP Asset Strategy
..  Ivy Funds VIP Balanced
..  Ivy Funds VIP Core Equity
..  Ivy Funds VIP Global Growth
..  Ivy Funds VIP Global Natural Resources
..  Ivy Funds VIP High Income
..  Ivy Funds VIP International Core Equity
..  Ivy Funds VIP Micro Cap Growth
..  Ivy Funds VIP Mid Cap Growth
..  Ivy Funds VIP Science and Technology
..  Ivy Funds VIP Small Cap Value
..  Ivy Funds VIP Value


[LOGO] JANUS

Janus Aspen Series
..  Balanced Portfolio -- Service Shares
..  Forty Portfolio -- Service Shares
..  Overseas Portfolio -- Service Shares
..  Perkins Mid Cap Value Portfolio -- Service Shares

[LOGO] MFS/(SM)/




MFS(R) Variable Insurance Trust

..  MFS(R) Mid Cap Growth Series -- Service Class


MFS(R) Variable Insurance Trust II

..  MFS(R) International Value Portfolio -- Service Class


[LOGO] Morgan Stanley
       Investment Management

The Universal Institutional Funds, Inc.

..  Morgan Stanley UIF Emerging Markets Equity Portfolio -- Class II Shares


[LOGO]

ALPS Variable Investment Trust
..  Morningstar Aggressive Growth ETF Asset Allocation Portfolio -- Class II
   Shares*
..  Morningstar Balanced ETF Asset Allocation Portfolio -- Class II Shares*
.. Morningstar Conservative ETF Asset Allocation Portfolio -- Class II Shares* .. Morningstar Growth ETF Asset Allocation Portfolio -- Class II Shares*
..  Morningstar Income and Growth ETF Asset Allocation Portfolio -- Class II
   Shares*

  *These portfolios are structured as fund of funds that invest directly in shares of underlying funds.


[LOGO] NEUBERGER BERMAN



Neuberger Berman Advisers Management Trust
..  Neuberger Berman AMT Socially Responsive Portfolio -- S Class Shares

[LOGO]
OppenheimerFunds/TM/
The Right Way to Invest

Oppenheimer Variable Account Funds
..  Main Street Small Cap Fund(R)/VA -- Service Shares
..  Oppenheimer International Growth Fund/VA -- Service Shares



PIMCO Variable Insurance Trust
..  PIMCO VIT Low Duration Portfolio -- Advisor Class Shares
..  PIMCO VIT Total Return Portfolio -- Advisor Class Shares

[LOGO] Putnam Investments

Putnam Variable Trust
..  Putnam VT Equity Income Fund -- Class IB Shares
..  Putnam VT Growth and Income Fund -- Class IB Shares
..  Putnam VT International Equity Fund -- Class IB Shares
..  Putnam VT Multi-Cap Growth Fund -- Class IB Shares
..  Putnam VT Voyager Fund -- Class IB Shares



    Please note that the Policy and the Fund portfolios:
       .   are not guaranteed to achieve their goals;
       .   are not federally insured;
       .   are not endorsed by any bank or government agency; and
       .   are subject to risks, including loss of the amount invested.

    This prospectus must be accompanied by the current prospectuses of the Fund Portfolios shown above. This prospectus should be read carefully and retained for future reference.

    The Policies have not been approved or disapproved by the SEC. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

   [LOGO] MINNESOTA LIFE
    400 Robert Street North . St. Paul, Minnesota 55101-2098
    Ph 651/665-3500 . http:/www.minnesotalife.com

    Dated: April 29, 2016

Table of Contents

         Summary of Benefits and Risks                                    1

         General Descriptions                                             6
               Minnesota Life Insurance Company                           6
               Variable Life Account                                      7
               The Funds                                                  7
               Additions, Deletions or Substitutions                     12
               The Guaranteed Principal Account                          13
               Payments Made by Underlying Mutual Funds                  14

         Detailed Information about the Variable Adjustable
           Life Insurance Policy                                         15
               Adjustable Life Insurance                                 15
               Policy Adjustments                                        17
               Applications and Policy Issue                             22
               Policy Premiums                                           22
               Policy Values                                             26
               Death Benefit Options                                     30
               Policy Loans                                              31
               Surrender                                                 33
               Free Look                                                 34
               Conversion                                                34
               Exchange Offer                                            34
               Policy Charges                                            35
               Other Policy Provisions                                   38
               Additional Benefits                                       41

         Other Matters                                                   42
               Federal Tax Status                                        42
               Voting Rights                                             48
               Compensation Paid for the Sale of Policies                49
               Cybersecurity                                             50
               Legal Proceedings                                         51
               Registration Statement                                    51

         Special Terms                                                   52

         Appendix A -- Example of Sales Load Computation                 53

         Statement of Additional Information                             54

Summary of Benefits and Risks

The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes two versions of the Variable Adjustable Life ("VAL") Insurance Policy, VAL '87 and VAL '95. In states where the policy forms were approved, VAL '87 was issued prior to May 1, 1995 and VAL '95 after that date. As the policy owner, you can exercise all the rights under the Policy, including the right to change the owner and the beneficiary and the right to make Policy adjustments. A variable adjustable life insurance policy is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle due to the cost of insurance and the expenses charged. This Policy is no longer issued after October 31, 2008.

What are some of the benefits of the Policy?

The Policy described in this prospectus combines a guaranteed death benefit, flexible administrative procedures, and significant and useful market sensitive investment features.

What is the guaranteed death benefit?

We guarantee that the face amount of insurance shown on the policy specification page will be paid on the death of the insured as long as there is no policy indebtedness and all scheduled premiums have been paid. Some policies have a scheduled decrease in the guaranteed face amount at the end of the initial policy protection period. In this case, the time and amount of the decrease are also shown on the policy specification page. The importance of the guarantee is that adverse investment performance may never reduce your life insurance protection below the guaranteed amount. See "Adjustable Life Insurance."

What makes the Policy "Adjustable"?

The Policy is called "Adjustable" because it allows you the flexibility to tailor your Policy to your needs at issue and thereafter to change or adjust your Policy as your insurance needs change. The three components in designing your Policy are the level of premiums you wish to pay, the level of death benefit protection you need and the appropriate plan of insurance for you. You may choose any two of the three components -- premium, face amount and plan -- and we will calculate the third component. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose any level of premium or death benefit that you wish. Some limitations do apply to policy adjustments. See "Policy Adjustments."

Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the death of the insured whenever that occurs. Whole life plans may be suitable for individuals who wish to ensure lifetime coverage, without any scheduled reduction in face amount, by the payment of relatively higher premiums and, in certain cases, for a lesser period of time, or who wish to accumulate substantial cash values by utilizing the investment features of the Policy. Protection insurance plans provide life insurance in an amount at least equal to the initial face amount for a specified period. A protection plan requires the lowest initial level of premiums and offers the most insurance protection with the lowest investment element. The protection plan may be a suitable starting point for young policy owners who have not reached their peak earning years but who have substantial life insurance needs. For any given face amount of insurance, you may select a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. The higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid up.

What makes the Policy "Variable"?

The Policy is called "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, the value in the Policy may be invested in a separate account of ours called the Minnesota Life Variable Life Account. The sub-accounts of the separate account are invested in corresponding Portfolios of the Funds. Your policy values invested in these sub-accounts will fluctuate with the performance of the sub-accounts and will reflect market rates of return. See "Variable Life Account" and "The Funds."

Those seeking the traditional insurance protections of a guaranteed cash value may allocate premiums to the guaranteed principal account, which is a general account option with a guaranteed accumulation at a fixed rate of interest. With the guaranteed principal account, you do not bear the risk that adverse investment performance will depreciate the account value. See "The Guaranteed Principal Account."

What death benefit options are offered under the Policy?

The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased actual cash values which will, on whole life plans, shorten the premium paying period. Only if and when the policy value exceeds the net single premium for the then current face amount will the death benefit vary.

The Protection Option provides a variable death benefit from the issue date as well as variable actual cash value. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased cash value accumulations, although any increases in actual cash values under the Protection Option will not be as great as under the Cash Option. See "Death Benefit Options."

Do you have access to your policy values?

Yes. You may transfer policy values among the available investment options, make a partial surrender of the actual cash values, or surrender the Policy. See "Transfers" and "Surrender." You may also borrow up to 90 percent of your policy value as a policy loan. See "Policy Loans." Some of these transactions may have significant tax consequences. See "Federal Tax Status."

What are some of the risks of the Policy?

There is an investment risk. A variable adjustable life insurance policy is intended for those who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. The values in the sub-accounts have no guaranteed minimum account value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the policy. See "Policy Values."

There is a risk that a Policy will lapse. Lapse will occur if a scheduled premium is not paid, or if there is no actual cash value when there is a policy loan. Policy loans may increase the risk that the Policy will lapse. If a Policy with a substantial loan lapses, there may be significant negative tax consequences.

Policy loans may also have a negative impact on the cash value, and may reduce the death benefit. See "Policy Premiums."

You may make a partial surrender of the actual cash value. A partial surrender may be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the actual cash value and the death benefit and will increase the risk of lapse or termination. In addition, a partial surrender may have significant tax consequences. See "Federal Tax Status."

There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard premium class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that cash values are constructively received prior to when they are actually received.

There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts you receive, such as dividends, cash withdrawals, loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a 10 percent additional income tax imposed on the portion of any distribution that is included in income. See "Federal Tax Status."

The guaranteed principal account is part of our general account, which consists of all assets owned by us other than those in the variable life account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Portfolio values could decline depending upon changes in the underlying funds. Depending upon the timing of withdrawals, owners could lose all or part of their premium payments.

Summary Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The charges may not be representative of the charges you will pay. Your Policy's schedule pages indicate the charges applicable to your Policy. More information about your Policy charges is available upon request by contacting us at the telephone number or address listed on the cover page of this prospectus.

Transaction Fees

This table describes the fees and expense that you will pay at the time that you buy the Policy, surrender the Policy, adjust the Policy or make transfers between the investment options.

         Charge             When Charge is Deducted        Amount Deducted
First Year Sales Load(1)   Upon first year premium    Maximum of 23 percent of
                           payment and for the first  first year premium(3)
                           year after a premium
                           increase(2)
Sales Load(1)              Upon premium payment       Maximum of 7 percent of
                                                      premiums in all years(4)

         Charge             When Charge is Deducted        Amount Deducted
Underwriting Charge        Upon first year premium    Maximum of $5 per $1,000
                           payment and for the first  of face amount(3)
                           year after a face amount
                           increase(2)
Premium Tax Charge         Upon premium payment       2.5 percent of premium(5)
Face Amount Guarantee      Upon premium payment       1.5 percent of premium(4)
Charge
Policy Adjustment          At policy adjustment for   $25
Transaction Charge(6)      changes in premium, face
                           amount or plan of
                           insurance
Partial Surrender          At partial surrender       The lesser of $25 or 2
Transaction Charge                                    percent of partial
                                                      surrender amount
Transfer Transaction       At transfer of cash values Maximum of $10(7)
Charge
Sub-standard Risk Charge   Upon premium payment       Maximum of $260 and
(VAL '95)                                             minimum of $0.08 per
                                                      $1,000 of face amount
                                                      The charge for a
                                                      representative male
                                                      nonsmoker age 35 would be
                                                      $2.50 per $1,000 of face
                                                      amount(8)
Exchange Administrative    At issue of an internal    $150
Charge                     exchange

(1) Sales load is the maximum sales charge imposed on a premium.

(2) First year premium is base premium payable in the first 12 months of the contract, or the base premium paid in the 12 months following a face amount increase.

(3) The charge only applies to base premium up to that which provides level premium and face amount for life.

(4) Applies to base premiums. This charge does not apply to premiums for additional agreements. This charge currently does not apply to nonrepeating premiums. See "Special Terms."

(5) Applies to base premiums and nonrepeating premiums.

(6) See "Policy Adjustments."

(7) Currently, no transfer transaction charge is assessed.

(8) The charge varies by the age and underwriting class of the insured as well as the face amount and premium level of the policy.

       Periodic Charges Other Than Investment Option Operating Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.

         Charge             When Charge is Deducted        Amount Deducted
Cost of Insurance Charge   Monthly                    Maximum of $83.33 and
                                                      minimum of $0.01 per
                                                      $1,000 of net amount at
                                                      risk(1)
                                                      The charge for a
                                                      representative male
                                                      nonsmoker standard risk
                                                      age 35 would be $0.06 per
                                                      $1,000 of net amount at
                                                      risk(1)
Administration Charge      Monthly                    $5
Mortality and Expense      Daily                      An annual rate of 0.50
Risk Charge                                           percent of average daily
                                                      net assets of Variable
                                                      Life Account

         Charge             When Charge is Deducted        Amount Deducted
Sub-standard Risk Charge   Monthly                    Maximum of $22 and
(VAL '87)                                             minimum of $0.01 per
                                                      $1,000 of face amount
                                                      The charge for a
                                                      representative male
                                                      nonsmoker age 35 would be
                                                      $0.19 per $1,000 of face
                                                      amount(1)
Loan Interest Charge       Annually and upon policy   Loan interest accrues
                           adjustment                 daily at an annual rate
                                                      of 8 percent of loan
                                                      amount(2)
Additional Agreements:     Upon premium payment        a)Maximum of $11.24 and
 a)Waiver of Premium                                     minimum of $0.12 per
   Agreement                                             $1,000 of face amount
                                                         annually
                                                      The charge for a
                                                      representative male
                                                      nonsmoker age 30 would be
                                                      $0.30 per $1,000 of face
                                                      amount annually(3)
 b)Policy Enhancement      Annually                    b)$8 annually
   Agreement
 c)Face Amount Increase    Upon premium payment        c)Maximum of $2.29 and
   Agreement                                             minimum of $0.65 per
                                                         $1,000 of agreement
                                                         coverage annually
                                                      The charge for a
                                                      representative male age 7
                                                      would be $0.87 per $1,000
                                                      of agreement coverage
                                                      annually(4)
 d)Survivorship Life       Upon premium payment        d)Maximum of $35.04 and
   Agreement                                             minimum of $0.20 per
                                                         $1,000 of agreement
                                                         coverage annually
                                                      The charge for
                                                      representative male and
                                                      female both nonsmokers
                                                      age 40 would be $0.28 per
                                                      $1,000 of agreement
                                                      coverage annually(5)
 e)Family Term Agreement   Upon premium payment        e)$5 per $1,000 of
                                                         agreement coverage
                                                         annually

(1) Net amount at risk is defined as death benefit minus policy value. These charges vary by the age and underwriting class of the insured as well as the duration, face amount and premium level of the Policy.

(2) See "Policy Loan Interest."

(3) The charge varies by the age and underwriting class of the insured.

(4) The charge varies by the age of the insured.

(5) The charge varies by the ages and underwriting classes of the applicants. These charges may not be representative of the charges for a particular insured. More information regarding these charges for a specific insured are available upon request to us.

                 Total Annual Operating Expenses of the Funds

This table describes the total annual operating expenses associated with the Funds that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Fund assets) charged by any of the Funds for the fiscal year ended December 31, 2015. More detail concerning a particular Fund and its portfolios' fees and expenses is contained in the prospectus for that Fund.


                          Charge                     Minimum Maximum
               Total Fees and Expenses(1)(2)(3)       0.46%   1.66%


(1) The total fees and expenses include the investment management fee, distribution (12b-1) fee and other expenses for the Funds.

(2) The table showing the range of expenses for the Portfolios takes into account the expenses of the Morningstar ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds of ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the Portfolio expenses, we have taken into account the information received from Morningstar on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by a Morningstar ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Morningstar ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.


(3) The maximum Total Annual Portfolio Company Operating Expense shown above is before any fee waivers or expense reimbursements. The fee waiver and expense reimbursement through December 31, 2015 was 0.26 percent, resulting in a net annual portfolio company operating expense of 1.40 percent for Morgan Stanley UIF Emerging Markets Equity Portfolio. Please see The Universal Institutional Funds, Inc. (Morgan Stanley) prospectus for additional information.


General Descriptions

Minnesota Life Insurance Company

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.," which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company," which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

Variable Life Account

A separate account, called the Minnesota Life Variable Life Account, was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.

The Variable Life Account currently has 68 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

The Funds

Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this Prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.

Note: If you received a summary prospectus for a Portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

        Fund Name             Investment Adviser        Investment Objective
        ---------             ------------------        --------------------
AB Variable Products Series Fund, Inc.:
International Value        AllianceBernstein L.P.     The Portfolio's
Portfolio - Class B Shares                            investment objective is
                                                      long-term growth of
                                                      capital.
AIM Variable Insurance Funds (Invesco Variable
Insurance Funds):
Invesco V.I. American      Invesco Advisers, Inc.     To provide above-average
Value Fund - Series II                                total return over a
Shares                                                market cycle of three to
                                                      five years by investing
                                                      in common stocks and
                                                      other equity securities.
Invesco V.I. Comstock      Invesco Advisers, Inc.     Seeks capital growth and
Fund - Series II Shares                               income through
                                                      investments in equity
                                                      securities, including
                                                      common stocks, preferred
                                                      stocks and securities
                                                      convertible into common
                                                      and preferred stocks.
Invesco V.I. Equity and    Invesco Advisers, Inc.     The fund's investment
Income Fund - Series II                               objectives are both
Shares                                                capital appreciation and
                                                      current income.

        Fund Name              Investment Adviser         Investment Objective
        ---------              ------------------         --------------------
Invesco V.I. Growth and     Invesco Advisers, Inc.      Seeks long-term growth of
Income Fund - Series II                                 capital and income.
Shares
Invesco V.I. Small Cap      Invesco Advisers, Inc.      The fund's investment
Equity Fund - Series II                                 objective is long-term
Shares                                                  growth of capital.
ALPS Variable Investment Trust (Morningstar):
Morningstar Aggressive      ALPS Advisors, Inc.,        Seeks to provide
Growth ETF Asset            Sub-Adviser: Morningstar    investors with capital
Allocation Portfolio -      Investment Management LLC   appreciation.
Class II Shares
Morningstar Balanced ETF    ALPS Advisors, Inc.,        Seeks to provide
Asset Allocation            Sub-Adviser: Morningstar    investors with capital
Portfolio - Class II        Investment Management LLC   appreciation and some
Shares                                                  current income.
Morningstar Conservative    ALPS Advisors, Inc.,        Seeks to provide
ETF Asset Allocation        Sub-Adviser: Morningstar    investors with current
Portfolio - Class II        Investment Management LLC   income and preservation
Shares                                                  of capital.
Morningstar Growth ETF      ALPS Advisors, Inc.,        Seeks to provide
Asset Allocation            Sub-Adviser: Morningstar    investors with capital
Portfolio - Class II        Investment Management LLC   appreciation.
Shares
Morningstar Income and      ALPS Advisors, Inc.,        Seeks to provide
Growth ETF Asset            Sub-Adviser: Morningstar    investors with current
Allocation Portfolio        Investment Management LLC   income and capital
Class II Shares                                         appreciation.
American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -   American Century            The fund seeks capital
Class II Shares             Investment Management,      growth by investing in
                            Inc.                        common stocks. Income is
                                                        a secondary objective.
American Century Variable Portfolios II, Inc.:
VP Inflation Protection     American Century            The fund pursues
Fund - Class II Shares      Investment Management,      long-term total return
                            Inc.                        using a strategy that
                                                        seeks to protect against
                                                        U.S. inflation.
American Funds Insurance Series(R)
Global Bond Fund/SM/ -      Capital Research and        The fund's investment
Class 2 Shares              Management Company          objective is to provide
                                                        you, over the long term,
                                                        with a high level of
                                                        total return consistent
                                                        with prudent investment
                                                        management.
Global Growth Fund/SM/ -    Capital Research and        The fund's investment
Class 2 Shares              Management Company          objective is to provide
                                                        you with long-term growth
                                                        of capital.
Global Small                Capital Research and        The fund's investment
Capitalization Fund/SM/ -   Management Company          objective is to provide
Class 2 Shares                                          you with long-term growth
                                                        of capital.
Growth Fund/SM/ - Class 2   Capital Research and        The fund's investment
Shares                      Management Company          objective is to provide
                                                        you with growth of
                                                        capital.
Growth-Income Fund/SM/ -    Capital Research and        The fund's investment
Class 2 Shares              Management Company          objectives are to achieve
                                                        long-term growth of
                                                        capital and income.
International Fund/SM/ -    Capital Research and        The fund's investment
Class 2 Shares              Management Company          objective is to provide
                                                        you with long-term growth
                                                        of capital.
New World Fund(R) - Class   Capital Research and        The fund's investment
2 Shares                    Management Company          objective is long-term
                                                        capital appreciation.
U.S. Government/AAA-Rated   Capital Research and        The fund's investment
Securities Fund/SM/ -       Management Company          objective is to provide a
Class 2 Shares                                          high level of current
                                                        income consistent with
                                                        preservation of capital.

        Fund Name              Investment Adviser         Investment Objective
        ---------              ------------------         --------------------
Fidelity(R) Variable Insurance Products Funds:
Equity-Income Portfolio -   Fidelity Management &       Seeks reasonable income.
Service Class 2 Shares      Research Company (FMR) is   The fund will also
                            the fund's manager.         consider the potential
                            Sub-Adviser: FMR            for capital appreciation.
                            Investment Management       The fund's goal is to
                            (U.K.) Limited; Fidelity    achieve a yield which
                            Management & Research       exceeds the composite
                            (Japan) Limited; Fidelity   yield on the securities
                            Management & Research       comprising the Standard &
                            (HK) Ltd; FMR Co., Inc.     Poor's 500(SM) Index (S&P
                            (FMRC)                      500(R)).
Mid Cap Portfolio -         Fidelity Management &       Seeks long-term growth of
Service Class 2 Shares      Research Company (FMR) is   capital.
                            the fund's manager.
                            Sub-Adviser: FMR
                            Investment Management
                            (U.K.) Limited; Fidelity
                            Management & Research
                            (Japan) Limited; Fidelity
                            Management & Research
                            (HK) Ltd; FMR Co., Inc.
                            (FMRC)
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares      Franklin Mutual Advisers,   Seeks capital
VIP Fund - Class 2 Shares   LLC                         appreciation, with income
                                                        as a secondary goal.
                                                        Under normal market
                                                        conditions, the fund
                                                        invests primarily in U.S.
                                                        and foreign equity
                                                        securities that the
                                                        investment manager
                                                        believes are undervalued.
Franklin Small Cap Value    Franklin Advisory           Seeks long-term total
VIP Fund - Class 2 Shares   Services, LLC               return. Under normal
                                                        market conditions, the
                                                        fund invests at least 80%
                                                        of its net assets in
                                                        investments of small
                                                        capitalization companies.
Franklin Small-Mid Cap      Franklin Advisers, Inc.     Seeks long-term capital
Growth VIP Fund - Class 2                               growth. Under normal
Shares                                                  market conditions, the
                                                        fund invests at least 80%
                                                        of its net assets in
                                                        investments of small
                                                        capitalization and
                                                        mid-capitalization
                                                        companies.
Templeton Developing        Templeton Asset             Seeks long-term capital
Markets VIP Fund - Class    Management Ltd.             appreciation. Under
2 Shares                                                normal market conditions,
                                                        the fund invests at least
                                                        80% of its net assets in
                                                        emerging markets
                                                        investments.
Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT High      Goldman Sachs Asset         Seeks to provide a high
Quality Floating Rate       Management, L.P.            level of current income,
Fund - Service Shares                                   consistent with low
                                                        volatility of principal.
Ivy Funds Variable Insurance Portfolios:
Ivy Funds VIP Asset         Waddell & Reed Investment   To seek to provide total
Strategy                    Management Company          return.
Ivy Funds VIP Balanced      Waddell & Reed Investment   To seek to provide total
                            Management Company          return through a
                                                        combination of capital
                                                        appreciation and current
                                                        income.
Ivy Funds VIP Core Equity   Waddell & Reed Investment   To seek to provide
                            Management Company          capital growth and
                                                        appreciation.
Ivy Funds VIP Global        Waddell & Reed Investment   To seek to provide growth
Growth                      Management Company          of capital.

        Fund Name             Investment Adviser        Investment Objective
        ---------             ------------------        --------------------
Ivy Funds VIP Global       Waddell & Reed Investment  To seek to provide
Natural Resources          Management Company         capital growth and
                           Sub-Adviser: Mackenzie     appreciation.
                           Financial Corporation
Ivy Funds VIP High Income  Waddell & Reed Investment  To seek to provide total
                           Management Company         return through a
                                                      combination of high
                                                      current income and
                                                      capital appreciation.
Ivy Funds VIP              Waddell & Reed Investment  To seek to provide
International Core Equity  Management Company         capital growth and
                                                      appreciation.
Ivy Funds VIP Micro Cap    Waddell & Reed Investment  To seek to provide growth
Growth                     Management Company         of capital.
Ivy Funds VIP Mid Cap      Waddell & Reed Investment  To seek to provide growth
Growth                     Management Company         of capital.
Ivy Funds VIP Science and  Waddell & Reed Investment  To seek to provide growth
Technology                 Management Company         of capital.
Ivy Funds VIP Small Cap    Waddell & Reed Investment  To seek to provide
Value                      Management Company         capital appreciation.
Ivy Funds VIP Value        Waddell & Reed Investment  To seek to provide
                           Management Company         capital appreciation.
Janus Aspen Series:
Balanced Portfolio -       Janus Capital Management   Seeks long-term capital
Service Shares             LLC                        growth, consistent with
                                                      preservation of capital
                                                      and balanced by current
                                                      income.
Forty Portfolio - Service  Janus Capital Management   Seeks long-term growth of
Shares                     LLC                        capital.
Overseas Portfolio -       Janus Capital Management   Seeks long-term growth of
Service Shares             LLC                        capital.
Perkins Mid Cap Value      Janus Capital Management   Seeks capital
Portfolio - Service Shares LLC                        appreciation.
                           Sub-Adviser: Perkins
                           Investment Management LLC
MFS(R) Variable Insurance Trust:
MFS(R) Mid Cap Growth      Massachusetts Financial    The fund's investment
Series - Service Class     Services Company           objective is to seek
                                                      capital appreciation. The
                                                      fund's objective may be
                                                      changed without
                                                      shareholder approval.
MFS(R) Variable Insurance Trust II:
MFS(R) International       Massachusetts Financial    To seek capital
Value Fund - Service Class Services Company           appreciation.
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT       Neuberger Berman           The fund seeks long-term
Socially Responsive        Investment Advisers LLC    growth of capital by
Portfolio - S Class Shares                            investing primarily in
                                                      securities of companies
                                                      that meet the Fund's
                                                      financial criteria and
                                                      social policy.
Oppenheimer Variable Account Funds:
Main Street Small Cap      OppenheimerFunds, Inc.     The fund seeks capital
Fund(R)/VA - Service                                  appreciation.
Shares
Oppenheimer International  OFI Global Asset           Seeks capital
Growth Fund/VA - Service   Management, Inc.           appreciation by investing
Shares                     Sub-Advisor:               under normal
                           OppenheimerFunds, Inc.     circumstances, at least
                                                      65% of its total assets
                                                      in equity securities of
                                                      issuers that are
                                                      domiciled or that have
                                                      primary operations in at
                                                      least three different
                                                      countries outside the
                                                      United States and may
                                                      invest 100% of its total
                                                      assets in foreign
                                                      companies.

        Fund Name              Investment Adviser         Investment Objective
        ---------              ------------------         --------------------
PIMCO Variable Insurance Trust:
PIMCO VIT Low Duration      Pacific Investment          Seeks maximum total
Portfolio - Advisor Class   Management Company LLC      return, consistent with
Shares                      ("PIMCO")                   preservation of capital
                                                        and prudent investment
                                                        management.
PIMCO VIT Total Return      Pacific Investment          Seeks maximum total
Portfolio - Advisor Class   Management Company LLC      return, consistent with
Shares                      ("PIMCO")                   preservation of capital
                                                        and prudent investment
                                                        management.
Putnam Variable Trust:
Putnam VT Equity Income     Putnam Investment           Seeks capital growth and
Fund - Class IB Shares      Management, LLC             current income.
Putnam VT Growth and        Putnam Investment           Seeks capital growth and
Income Fund - Class IB      Management, LLC             current income.
Shares
Putnam VT International     Putnam Investment           Seeks capital
Equity Fund - Class IB      Management, LLC             appreciation.
Shares
Putnam VT Multi-Cap         Putnam Investment           Seeks long-term capital
Growth Fund - Class IB      Management, LLC             appreciation.
Shares
Putnam VT Voyager Fund -    Putnam Investment           Seeks capital
Class IB Shares             Management, LLC             appreciation.
Securian Funds Trust:
SFT Advantus Bond Fund -    Advantus Capital            Seeks as high a level of
Class 2 Shares              Management, Inc.            a long-term total rate of
                                                        return as is consistent
                                                        with prudent investment
                                                        risk. The Portfolio also
                                                        seeks preservation of
                                                        capital as a secondary
                                                        objective.
SFT Advantus Government     Advantus Capital            Seeks maximum current
Money Market Fund           Management, Inc.            income to the extent
                                                        consistent with liquidity
                                                        and the preservation of
                                                        capital. (1)
SFT Advantus Index 400      Advantus Capital            Seeks investment results
Mid-Cap Fund - Class 2      Management, Inc.            generally corresponding
Shares                                                  to the aggregate price
                                                        and dividend performance
                                                        of the publicly traded
                                                        common stocks that
                                                        comprise the Standard &
                                                        Poor's 400 MidCap Index
                                                        (the S&P 400).
SFT Advantus Index 500      Advantus Capital            Seeks investment results
Fund - Class 2 Shares       Management, Inc.            that correspond generally
                                                        to the price and yield
                                                        performance of the common
                                                        stocks included in the
                                                        Standard & Poor's 500
                                                        Composite Stock Price
                                                        Index (the S&P 500).
SFT Advantus                Advantus Capital            Seeks to maximize current
International Bond Fund -   Management, Inc.            income, consistent with
Class 2 Shares              Sub-Adviser: Franklin       the protection of
                            Advisers, Inc.              principal.
SFT Advantus Mortgage       Advantus Capital            Seeks a high level of
Securities Fund - Class 2   Management, Inc.            current income consistent
Shares                                                  with prudent investment
                                                        risk.
SFT Advantus Real Estate    Advantus Capital            Seeks above average
Securities Fund - Class 2   Management, Inc.            income and long-term
Shares                                                  growth of capital.
SFT Ivy/SM/ Growth Fund     Advantus Capital            Seeks to provide growth
                            Management, Inc.            of capital.
                            Sub-Adviser: Waddell &
                            Reed Investment
                            Management Company
SFT Ivy/SM/ Small Cap       Advantus Capital            Seeks to provide growth
Growth Fund                 Management, Inc.            of capital.
                            Sub-Adviser: Waddell &
                            Reed Investment
                            Management Company

        Fund Name              Investment Adviser         Investment Objective
        ---------              ------------------         --------------------
SFT Pyramis(R) Core         Advantus Capital            Seeks long-term capital
Equity Fund - Class 2       Management, Inc.            appreciation.
Shares                      Sub-Adviser: Fidelity
                            Institutional Asset
                            Management
SFT T. Rowe Price Value     Advantus Capital            Seeks to provide
Fund                        Management, Inc.            long-term capital
                            Sub-Adviser: T. Rowe        appreciation by investing
                            Price Associates, Inc.      in common stocks believed
                                                        to be undervalued. Income
                                                        is a secondary objective.
The Universal Institutional Funds, Inc.:
Morgan Stanley UIF          Morgan Stanley Investment   Seeks long-term capital
Emerging Markets Equity     Management Inc.             appreciation by investing
Portfolio - Class II                                    primarily in
Shares                                                  growth-oriented equity
                                                        securities of issuers in
                                                        emerging market countries.

(1) Although the Government Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Government Money Market Fund. An investment in the Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Government Money Market Fund may become extremely low and possibly negative.

Additions, Deletions or Substitutions

We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for Policies of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the

Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

The Guaranteed Principal Account

The guaranteed principal account is a general account option. You may allocate net premiums and may transfer your actual cash value subject to Policy limitations to the guaranteed principal account which is part of our general account.

Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Disclosures regarding the guaranteed principal account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a Variable Adjustable Life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For more details regarding the guaranteed principal account, please see the Variable Adjustable Life Policy.

General Account Description Our general account consists of all assets owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed principal account is that portion of our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class. Allocations to the guaranteed principal account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Policy owners do not share in the actual investment experience of the assets in the general account.

You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed principal account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers from the guaranteed principal account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

General Account Value We bear the full investment risk for amounts allocated to the guaranteed principal account and guarantee that interest credited to each policy owner's actual cash value in the guaranteed principal account will not be less than an annual rate of 4 percent without regard to the actual investment experience of the general account.

We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 4 percent per year, and may not do so. Any interest credited on the Policy's actual cash value in the guaranteed principal account in excess of the guaranteed minimum rate per year will be determined at our sole discretion.

You assume the risk that interest credited may not exceed the guaranteed minimum rate.

Even if excess interest is credited to your actual cash value in the guaranteed principal account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 2 percent per annum.

Payments Made by Underlying Mutual Funds

We pay the costs of selling Policies, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay us (or our affiliates) a fee for the purpose of reimbursing us for the costs of certain distribution or operational services that we provide and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0 percent to 0.25 percent of fund assets held in the Variable Life Account.

In addition, payments may be made pursuant to service/administration agreements between us (or our affiliates) and the underlying mutual fund's investment adviser (or our affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to us or our affiliates for such things as our aggregation of all Policy owner purchase, redemption, and transfer requests within the sub-accounts of the Variable Life Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Life Account aggregates such transactions through the Variable Life Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the Policy may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by us. Service and administrative payments received by us or our affiliates range in amount from 0 percent to 0.35 percent of fund assets held in the Variable Life Account.

We took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when we determined the charges that are assessed under the Policy. Without these payments, certain Policy charges would likely be higher than they are currently. All of the underlying mutual funds offered in the Policy currently pay 12b-1 fees to us, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to us.

We consider profitability when determining the charges in the Policy. In early Policy years, we do not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. We do, however, anticipate earning a profit in later Policy years. In general, our profit will be greater the longer a Policy is held and the greater a Policy's investment return.

Detailed Information about the
Variable Adjustable Life Insurance Policy

Adjustable Life Insurance

This Policy is similar to our conventional life insurance product known as "adjustable life." This Policy, like conventional adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you plan to pay. Based on your selection of any two of the three components of a Policy -- face amount, premium and plan -- we will then calculate the third. Thus, adjustable life allows you the flexibility to custom design a Policy to meet your needs. Theoretically, each Policy can be unique because of the different combinations of age, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.

Flexibility Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or face amount that you wish. This flexibility results in a broad range of plans of insurance. Generally speaking, a plan of insurance refers to the level of cash value accumulation assumed in the design of the Policy and, for whole life plans, the period during which you will have to pay premiums.

Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the death of the insured whenever that occurs. Premiums may be payable for a specified number of years or for the life of the insured. Whole life insurance plans assume an eventual tabular cash value accumulation, at or before the insured's age 100, equal to the net single premium required for that face amount of insurance. The tabular cash value is shown in your Policy and is described below under "Policy Adjustments." The net single premium for a whole life insurance plan is the amount of money that is necessary, at the insured's attained age, as defined in "Special Terms," to pay for all future guaranteed cost of insurance charges for the entire lifetime of the insured without the payment of additional premium. This determination assumes that the current face amount of the Policy will be constant and that the Policy will perform at its assumed rate of return.

Protection insurance plans provide life insurance in an amount at least equal to the initial face amount for a specified period. After the initial protection period, there is insurance coverage in a reduced amount on the life of the insured. Protection plans of insurance assume the exhaustion of the tabular cash value at the end of the initial protection period, except for the cash value associated with the reduced amount of insurance coverage at the end of the initial protection period.

The larger the premium you pay, the larger the policy values you may expect to be available for investment in the Fund Portfolios, and, for whole life plans of insurance, the shorter the period of time during which you will have to pay premiums. Under the Policy, the highest premium amount permitted at the time of issue, or the maximum plan of insurance, for a specific face amount is one which will provide a fully paid-up Policy after the payment of ten annual premium payments. A Policy becomes paid up when its policy value is such that no further premiums are required to provide the face amount of insurance until the death of the insured, provided there is no policy indebtedness.

Whole life plans may become paid up upon the payment of a designated number of annual premiums or at a designated age of the insured. If you select a premium level for a specific face amount which would cause the Policy to become paid up at other than a policy anniversary, you will be required to pay scheduled premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid up. The Policy will be issued with a scheduled increase in face amount to reflect the fact that the scheduled premiums were in excess of the premiums required to have a paid-up Policy for the initial face amount of coverage.

If you select a premium amount which is less than the premium required for a whole life plan of insurance or, in other words, if you select a protection plan of insurance, premiums will be payable for the life of the insured or to age 100, but the guaranteed face amount of insurance provided by the Policy will not be level during the life of the insured. The initial face amount will be in effect until the Policy's tabular cash value, i.e., the cash value which is assumed in designing the Policy and which would be guaranteed in a conventional fixed-benefit policy, is exhausted. At that time a lower amount of insurance will become effective. This is called the scheduled reduction in face amount. The reduced face amount is calculated on the basis of the continued payment of the scheduled premiums and a whole life plan of insurance. The result is that the Policy, on issue, will have an initial guaranteed death benefit extending to a stated date; after that date, a lower death benefit is guaranteed for the life of the insured.

At the time of the scheduled reduction in face amount, we will adjust your Policy as described in the policy adjustment section of this prospectus. If the policy value (the actual cash value plus the amount of any loan) is greater than the tabular cash value, the adjustment will result in either a smaller reduction in the face amount or a scheduled reduction in face amount occurring at a later date.

For example, if a standard risk VAL '95 Policy were issued with a face amount of $100,000 and an annual premium of $926, the plan of insurance for a male non-smoker insured age 45 at issue would be full coverage until age 65, at which time the face amount would be reduced to $14,701 guaranteed for the whole of life. If we assume a hypothetical net annual investment return of 6 percent, the Cash Option death benefit, current mortality charges, no loans, and no policy adjustments, the policy value of the Policy at age 65 would be $14,613. Based on this policy value, a whole life plan, and the continued payment of the $926 premium, the face amount would be reduced to $39,983 guaranteed thereafter for the whole of life.

The table below shows the policy values and death benefits for the Policy described in the above example, if the scheduled reduction is allowed to occur, which is twenty years after issue.

                              Scheduled Reduction

                                           Non-Guaranteed      Guaranteed
    Policy  Attained Annual  Policy Value   Death Benefit    Minimum Death
    Year      Age    Premium End of Year  Beginning of Year Benefit at Issue
      5        50     $926     $ 2,038        $100,000          $100,000
     10        55      926       5,662         100,000           100,000
     15        60      926      10,059         100,000           100,000
     20        65      926      14,613         100,000           100,000
     21        66      926      16,116          39,983            14,701
     22        67      926      17,709          39,983            14,701
     23        68      926      19,402          39,983            14,701
     24        69      926      21,203          39,983            14,701
     25        70      926      23,124          39,983            14,701

Alternately, for the VAL '95 Policy above we will make a policy adjustment effective the same date as the scheduled reduction to maintain the $100,000 face amount and the $926 premium. The new guaranteed plan of insurance would be full coverage until age 73, at which time the face amount would be reduced to not less than $11,871, again with the face amount guaranteed for the whole of life.

The following table shows the policy values and death benefits when a policy adjustment to maintain the initial face amount is automatically done after twenty years.

                               Policy Adjustment

                                          Non-Guaranteed       Guaranteed
   Policy  Attained Annual  Policy Value   Death Benefit     Minimum Death
   Year      Age    Premium End of Year  Beginning of Year Benefit Adjustment
     5        50     $926     $ 2,038        $100,000           $100,000
    10        55      926       5,662         100,000            100,000
    15        60      926      10,059         100,000            100,000
    20        65      926      14,613         100,000            100,000
    21        66      926      15,501         100,000            100,000
    22        67      926      16,372         100,000            100,000
    23        68      926      17,222         100,000            100,000
    24        69      926      18,041         100,000            100,000
    25        70      926      18,819         100,000            100,000

The lowest annual base premium allowed for any plan of insurance is $300. Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a level death benefit for a period which shall be the longer of ten years from the policy issue date or five years from the date of a policy adjustment. If the insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years, as described in the table below:

                                         Minimum Plan
                            Issue Age     (in years)
                               56             9
                               57             8
                               58             7
                               59             6
                          60 or greater       5

This is the minimum plan of insurance for any given face amount. The minimum initial face amount on a Policy is $50,000.

Policy Adjustments

Adjustable life insurance policies allow you to change the premium, face amount or the plan of insurance of the Policy after it is issued. Subject to the limitations described more fully below, you can at any time change the face amount of your Policy or your scheduled premium. A change in scheduled premium or face amount will usually result in a change in the plan of insurance. Depending upon the change you request, the premium paying period may be lengthened or shortened for whole life plans or the plan may be converted from a whole life plan to a protection type plan which provides for a scheduled reduction in face amount at a future date. For Policies having a protection type plan, a change in face amount or premium may convert the Policy to a whole life plan by eliminating the scheduled decrease in face amount or it may change the time at which the decrease is scheduled to occur.

Changes in premium, face amount or the plan of insurance are referred to as policy adjustments. they may be made singly or in combination with one another.

Policy adjustments can include:

   (1) a partial surrender of a Policy's cash value;

   (2) an adjustment so that there are no further scheduled base premiums;

   (3) an automatic adjustment at the point when the face amount is scheduled to decrease; and

   (4) an automatic adjustment made under VAL '95 at the policy anniversary nearest the insured's age 70.

When a Policy is adjusted, we compute a new plan of insurance, face amount or premium amount, if any. Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status."

In computing either a new face amount or new plan of insurance as a result of an adjustment, we will make the calculation on the basis of the higher of the Policy's "policy value" or its "tabular cash value" at the time of the change. The "policy value" is the actual cash value of the Policy plus the amount of any policy loan, while the "tabular cash value" is what the actual cash value of the Policy would have been if all scheduled premiums were paid annually on the premium due date, there were no policy adjustments or policy loans, any percentage increase in the actual cash value matched the Policy's assumed rate of return, the net investment experience of the sub-accounts selected by the owner or the interest credited to the guaranteed principal account matched the policy's assumed rate of return, the maximum cost of insurance charges were deducted once at the end of the policy year and other charges provided for in the Policy were deducted. See, for a further description of these values, the section "Policy Values." If the policy value is higher than the tabular cash value, a policy adjustment will translate the excess value into enhanced insurance coverage, as either a higher face amount or an improved plan of insurance. If the policy value is less than the tabular cash value, use of the tabular cash value ensures that the Policy's guarantee of a minimum death benefit is not impaired by the adjustment.

Any adjustment will result in a redetermination of a Policy's tabular cash value. After adjustment, the tabular cash value shall be equal to the greater of the policy value or the tabular cash value prior to that adjustment, plus any nonrepeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment.

On adjustment, you may request a new Policy face amount. In the absence of instructions to the contrary, we will calculate the face amount after adjustment depending on the Policy's death benefit option, the type of adjustment, and whether the Policy is a VAL '95 or a VAL '87. With both VAL '87 and VAL '95, if the Policy has the Cash Option death benefit the new face amount will be equal to the face amount of the Policy less the amount of any partial surrender made as part of the adjustment. With a VAL '87 Policy with the Protection Option death benefit and with the Amended VAL '95 Protection Option after age 70, the face amount after adjustment shall be equal to the face amount provided by the Policy immediately prior to the adjustment less the amount of any partial surrender made as part of the adjustment. With a VAL '95 Policy with the Protection Option death benefit before age 70, the face amount after adjustment will be equal to the face amount of the Policy immediately prior to the adjustment.

To illustrate the operation of an adjustment, consider a standard risk VAL '95 Policy issued with a face amount of $100,000 and an annual premium of $926 to a male non-smoker insured age 45. If we assume a hypothetical net annual investment return of 6 percent, the Protection Option death benefit, current mortality charges, no loans, and no policy adjustments, the policy value of the Policy at age 50 would be $2,023 and the Policy's tabular cash value would be $1,680. Assume the owner requests a policy adjustment to increase the scheduled premium to $1,500, but does not specify the face amount. As described above, we compare the policy value less the charge on adjustment to the tabular cash value to determine the policy value to be used in the plan of insurance calculation. In this example, the policy value (less the charge on adjustment) is greater than the tabular cash value, so the policy value is used. The tabular cash value is then set equal to the policy value. The policy adjustment would therefore result in a face amount of $100,000, a scheduled premium of $1,500, and a plan of insurance of full coverage until age 74, at which time the face amount would be scheduled to reduce to $14,712.

The table below shows the tabular cash values, policy values and death benefits for the first ten years of the example described.

   Policy  Attained Annual     End of Year     End of Year  Beginning of Year
   Year      Age    Premium Tabular Cash Value Policy Value   Death Benefit
     1        46    $  926        $    0          $   11        $100,000
     2        47       926           437             468         100,011
     3        48       926           865             929         100,929
     4        49       926         1,280           1,448         101,448
     5        50       926         1,680           2,023         102,023
     6        51     1,500         2,789           2,849         102,023
     7        52     1,500         3,712           3,930         102,849
     8        53     1,500         4,627           5,117         103,930
     9        54     1,500         5,531           6,402         105,117
    10        55     1,500         6,415           7,778         106,402

Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. Adjustments will not apply to any additional benefit agreements which are attached to your Policy. We will process your application for adjustment only within 30 days of the effective date of the change, and any adjustment will be effective on the date that it is approved by us and recorded at our home office.

All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, scheduled premium, plan of insurance, attained age and tabular cash value.

Restrictions on Adjustments An adjustment must satisfy certain limitations on premiums, face amount and plan. Other limitations on adjustments and combinations of adjustments may also apply. The current limits on adjustments are those described here. we reserve the right to change these limitations from time to time.

(1) Any adjustment for a change of premium must result in a change of the annual premium of at least $100. Currently, we will waive this limitation for changes in premium which are the result of a face amount change under the Cost of Living or Policy Enhancement Agreements.

(2) Any Policy adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $300.

(3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $5,000, except for face amount changes which are the result of a Cost of Living or Policy Enhancement Agreement change, a partial surrender under the Policy or face amount changes which are required to satisfy limitations pertaining to plans of insurance.

(4) After age 85, increases in face amount requiring evidence of insurability may not be allowed.

(5) An adjustment may not result in more than a paid-up whole life plan for the then current face amount.

(6) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than ten years or to age 100, if less.

(7) After an adjustment involving a face amount increase requiring evidence of insurability or a premium increase, the Policy must provide a level face amount to the next policy anniversary after the later of: (a) five years from the date of adjustment; or (b) ten years from the date of issue. If the insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years.

(8) After certain adjustments (an automatic adjustment under VAL '95 at the insured's age 70, an automatic adjustment at the point when the face amount is scheduled to decrease, or an adjustment to stop premium), the Policy must have sufficient actual cash value to keep the Policy in force until the next policy anniversary.

(9) After an adjustment other than those described in paragraphs (7) and
    (8) above, the Policy must provide a level face amount to the next policy anniversary after the later of: (a) two years from the date of adjustment; or (b) ten years from the date of issue. If the insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years.

(10)If the insured is disabled and receiving, or are entitled to receive, waiver of premium benefits under a Waiver of Premium Agreement attached to this Policy, no adjustments will be permitted, except as provided in the Waiver of Premium Agreement.

Example As an example of the operation of the plan limitation on policy adjustment, assume a minimum plan VAL '95 Policy issued to a standard non-smoker risk male at age 40 with a level face amount of $100,000 for a period of ten years (until age 50) on a protection type plan for an annual premium of $428. Assume also that the Policy has a policy value equal at all times to its tabular cash value. If at the end of five years (at age 45) the policy owner wished to decrease the premium so as to reduce the period before a scheduled reduction in face amount took place from age 50 to age 49, the adjustment would not be allowed because a face amount decrease at age 49 would be only nine years from the date of issue (see limitation 9). On the other hand, if the owner wished to postpone a scheduled reduction in face amount until age 65 by increasing the premium of the Policy to $835 for the same initial face amount, the adjustment would be permitted because the face amount decrease would occur 25 years from the original issue date and 20 years from the date of adjustment, both periods of time which are within the policy adjustment limitations on plans of insurance.

The plan limitations apply for each type of adjustment. Consider a situation similar to the one above except that the Policy has an initial face amount of $200,000. In that case the annual premium for a minimum plan of ten years (before the scheduled reduction in face amount) would be $800. If the policy owner wished to make a partial surrender of $500 at the end of five years, the surrender would not be permitted without either an increase in premium or a further reduction in face amount, since the annual premium of $800 would support the adjusted face amount of $199,500 for only two more years from the point of adjustment. This resulting plan would be less than the minimum plan of ten years from issue. If the owner elected to increase the premium in order to maintain the new face amount of $199,500, the new premium would have to be sufficient to continue the new face amount for an additional five years which is ten years from the date of issue.

Similarly, if the owner requested a reduction in face amount below $199,500 in order to satisfy the limitations pertaining to plans of insurance, the new face amount would have to continue for an additional five years, which is ten years from the date of issue. As indicated, a face amount change made for the purpose of bringing an adjustment into compliance with the plan limitation will not be subject to the usual minimum face amount change requirement of $5,000. A partial surrender may often require a reduction in face amount by more than the amount of the surrender in order to satisfy plan limitations.

Proof of Insurability We require proof of insurability for all adjustments resulting in an increase in face amount, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay sub-standard risk premiums when the policy is on stop premium, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. With VAL '87, the payment of a nonrepeating premium will require evidence of insurability when the Protection Option death benefit option is in effect or if the Policy is paid up at the time of payment. With VAL '95, we may require evidence of insurability when a nonrepeating premium is paid if the death benefit of your Policy increases as a result of the payment of a nonrepeating premium.

Charges in Connection with Policy Adjustments In connection with a policy adjustment, we will make a special $25 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in premium, we will assess a new first year sales load on any increase in premium on adjustment. We will also assess an underwriting charge on any increase in face amount requiring evidence of insurability. See "Policy Charges." Limiting the first year sales load and underwriting charge to the increased premium or face amount is in substance the equivalent of issuing a new Policy for the increase.

The chart below illustrates the effects of certain policy adjustments:

                    Adjustment                   Effect
             Decrease the current face  A scheduled decrease in
             amount and keep the        the current face amount,
             premiums the same          if any, will take place
                        OR              at a later policy
             Keep the current face      anniversary
             amount and increase the               OR
             premiums                   A scheduled decrease in
                                        the face amount will be
                                        eliminated
                                                   OR
                                        The premium paying period
                                        will be shortened
             Increase the current face  A scheduled decrease in
             amount and keep the        the current face amount,
             premiums the same          if any, will take place
                        OR              at an earlier policy
             Keep the current face      anniversary
             amount and decrease the               OR
             premiums                   A scheduled decrease in
                        OR              the face amount will occur
             Make a partial surrender              OR
             and keep the premiums and  The premium paying period
             face amount the same       will be lengthened
             Stop base premium and      A scheduled decrease in
             keep the face amount the   the current face amount,
             same                       if any, will take place
                                        at an earlier policy
                                        anniversary and no
                                        insurance will be
                                        provided after the
                                        decrease
                                                   OR
                                        A scheduled decrease in
                                        the face amount will
                                        occur. However, you must
                                        continue to pay the
                                        charge for a sub-standard
                                        risk, or your Policy will
                                        lapse

Applications and Policy Issue

This Policy is no longer issued after October 31, 2008. The following discussion is a summary of our procedures for issuing the Policy and is provided for the Policy owner's reference. Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $50,000 and we require an annual base premium on each Policy of at least $300. The minimum plan of insurance at policy issue is a protection plan which has a level face amount for a period of ten years. If the insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years from the Policy date, as shown in the chart under "Adjustable Life Insurance." The Policy must be issued on an insured no more than age 85. Before issuing any Policy, we require evidence of insurability satisfactory to us, which in some cases will require a medical examination. Persons who present a lower mortality risk are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.

If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. The policy date will be used to determine subsequent policy anniversaries and premium due dates.

If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 25 days after the issue date. We have determined 25 days to be the normal time during which delivery of the Policy is expected to occur. We or our agent must receive the initial premium within 60 days after the issue date. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.

In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

When the Policy is issued, the face amount, premium, tabular cash values and a listing of any supplemental agreements are stated on the policy information pages of the policy form, page 1.

Policy Premiums

The Policies have a level scheduled premium throughout the life of the insured or until the Policy becomes paid up. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed in "Restrictions on Adjustments" under "Policy Adjustments," you may choose to adjust the Policy at any time and alter the amount of future premiums.

The initial premium required for a Policy was determined based on the Policy's initial face amount, the plan of insurance, the insured's age at issue, sex, risk classification, tobacco use and the additional benefits associated with the Policy.

All scheduled premiums are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves. You may make an online payment to pay a premium that is due through our internet eService Center at www.securianservice.com.

Scheduled premiums on the Policy are payable during the insured's lifetime on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled premiums monthly under our automatic payment plan through pre-authorized transfers from your bank account at a bank or other financial institution, or if you meet the requirements to establish a payroll deduction plan through your employer. A scheduled premium may be paid no earlier than twenty days prior to the date that it is due. For premiums paid after the due date, see the paragraph following the heading "Lapse" in this section of the prospectus.

With VAL '87, charges for additional benefits are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and nonrepeating premiums, to calculate net premiums. With VAL '95, charges for additional benefits and for sub-standard risks are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and nonrepeating premiums to calculate net premiums.

Net premiums are allocated to the guaranteed principal account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.

In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. See "Federal Tax Status." To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

You may change your allocation instructions for future premiums by giving us a signed written request, by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours, or by contacting us through our internet eService Center at www.securianservice.com. Policyowners may also submit their requests for allocation changes to us by facsimile (FAX) transmission at (651) 665-6955. The allocation to the guaranteed principal account or to any sub-account of the Variable Life Account must be in multiples of 1 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after a Policy adjustment. If we exercise this right, net premiums will be allocated to the Government Money Market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.

We reserve the right to restrict the allocation of premiums to the guaranteed principal account. If we do so, no more than 50 percent of the net premium may be allocated to the guaranteed principal account. Currently, we do not exercise such a restriction, and this restriction is not applicable when you are allocating all of your premiums to the guaranteed principal account as a conversion privilege.

Nonrepeating Premiums The Policy also allows a policy owner to pay a premium called a nonrepeating premium. This payment of premium is in addition to the scheduled premium payments called for by the terms of the Policy. While the payment of a nonrepeating premium generally does not cause an adjustment to the Policy, any such payment will be reflected in the tabular cash value of the Policy at issue or upon any later adjustment. The payment of a nonrepeating premium will increase the policy values you have available for investment in the Fund. With VAL '95, we may impose additional restrictions or refuse to permit nonrepeating premiums at our discretion.

The maximum nonrepeating premium we will accept is the amount sufficient to change your Policy to a paid-up whole life policy for the then current face amount.

We will bill annually, semi-annually or quarterly for nonrepeating premiums if a Policy has a total annual premium of at least $2,400 and if the total annual amount billed for nonrepeating premiums is at least $600. You may also arrange for monthly payments through an automatic payment plan established through your bank; in this situation, your base annual premium must be at least $2,400 and each nonrepeating premium must be at least $50.

The payment of a nonrepeating premium may have federal income tax consequences. See "Federal Tax Status." To prevent your policy from becoming a modified endowment contract, we will hold certain billed non-repeating premiums in a non-interest bearing account until the billed due date, at which time we will allocate the non-repeating premium to the guaranteed interest account or the sub-accounts of the Variable Life Account.

Paid-Up Policies A Policy is paid up when no additional premiums are required to provide the face amount of insurance for the life of the insured. We may or may not accept additional premiums. When a Policy becomes paid up, the policy value will then equal or exceed the net single premium needed to purchase an amount of insurance equal to the face amount of the Policy at the insured's then attained age. However, its actual cash value will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid up, it will always retain its paid-up status regardless of any subsequent decrease in its policy value. However, on a paid-up Policy with indebtedness, where the actual cash value decreases to zero, a loan repayment may be required to keep the Policy in force. See "Policy Loans."

We will make a determination on each policy anniversary as to whether a Policy is paid up. When a Policy becomes paid up, we will send you a notice.

Lapse Your Policy may lapse in one of two ways: (1) if a scheduled premium is not paid; or (2) if there is no actual cash value when there is a policy loan.

As a scheduled premium policy, your Policy will lapse if a premium is not paid on or before the date it is due or within the 61-day payment period. You may pay that premium during the 61-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 61-day payment period. The insured's life will continue to be insured during this 61-day period. If the insured dies during the 61-day period, we will deduct unpaid policy charges for that period from the death proceeds.

With VAL '95, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable notwithstanding the adjustment to a stop premium mode. As with any scheduled premium, failure to pay the premium for the sub-standard risk within the 61-day payment period will cause the Policy to lapse.

If scheduled premiums are paid on or before the dates they are due or within the 61-day payment period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the actual cash value has decreased to zero. However, should the actual cash value decrease to zero while there is an outstanding policy loan the Policy will lapse, even if the Policy was paid up and all scheduled premiums had been paid.

If the Policy lapses because not all scheduled premiums have been paid or if a Policy with a policy loan has no actual cash value, we will send you a notice of default that will indicate the payment required to keep the Policy in force on a premium paying basis. If the payment is not received within 31 days after the date of mailing the notice of default, the Policy will terminate or the nonforfeiture benefits will apply. See "Avoiding Lapse" below.

If at the time of any lapse a Policy has a surrender value, that is, an amount remaining after subtracting from the actual cash value all unpaid policy charges, we will use it to purchase extended term insurance. The extended term benefit is a fixed life insurance benefit calculated on the 1980

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Commissioners Standard Ordinary Mortality Tables with 4 percent interest. As an alternative to the extended term insurance, you may have the surrender value paid to you in a single sum payment, thereby terminating the Policy. We will notify you that you must request a single sum payment of your surrender value within 62 days of the date of the first unpaid premium, or we will apply it to purchase extended term insurance on the insured's life.

We determine the duration of the extended term benefit by applying the surrender value of your Policy as of the end of the grace period as a net single premium to buy fixed benefit term insurance. The extended term benefit is not provided through the Variable Life Account and the death benefit will not vary during the extended term insurance period. The amount of this insurance will be equal to the face amount of your Policy, less the amount of any policy loans at the date of lapse. During the extended term period a Policy has a surrender value equal to the reserve for the insurance coverage for the remaining extended term period. At the end of the extended term period all insurance provided by your Policy will terminate and the Policy will have no further value.

You may arrange for automatic premium loans to keep the Policy in force in the event that a scheduled premium payment is not made. See "Policy Loans."

Reinstatement Due to changes in the federal tax law, if you request to reinstate your Policy more than ninety (90) days after it has lapsed, we will no longer be able to reinstate your policy. See "Federal Taxes." At any time within ninety days from the date of lapse you may ask us to restore your Policy to a premium paying status unless the policy terminated because the surrender value has been paid, or the period of extended term insurance has expired. We will require:

   (1) your written request to reinstate the Policy;

   (2) that you submit to us at our home office during the insured's lifetime evidence satisfactory to us of the insured's insurability so that we may have time to act on the evidence during the insured's lifetime; and

   (3) at our option a premium payment which is equal to all overdue premiums with interest at a rate not to exceed 6 percent per annum compounded annually and any policy loan in effect at the end of the grace period following the date of default with interest at a rate not exceeding 8 percent per annum compounded annually. At the present time we do not require the payment of all overdue premiums, or the payment of interest on reinstated loans.

Avoiding Lapse If your Policy has sufficient loan value, you can avoid a lapse due to the failure to pay a scheduled premium by arranging for an automatic premium loan. The effect of a policy loan on policy values and the restrictions applicable thereto are described under "Policy Loans." An automatic premium loan is particularly advantageous for a policy owner who contemplates early repayment of the amount loaned, since it permits the policy owner to restore policy values without additional sales and underwriting charges. Automatic premium loans for the long term are generally not advantageous.

You may also avoid a lapse by adjusting your Policy to a zero base premium. We call this the stop premium mode. We will use the greater of your policy value or tabular cash value to determine a new plan of insurance based on the greater of the then current face amount or death benefit of the Policy and the assumption that no further premiums will be paid. The new plan may be a term or protection plan, but unlike other term plans there will be no reduced face amount of coverage at the end of the protection period, because no further premiums will be payable. If at that time the Policy has a surrender value, we will use it to purchase extended term coverage or we will pay it to you in a single sum thereby terminating the Policy.

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The insurance coverage resulting from an adjustment to a stop premium mode is similar to the coverage available under the extended term option. Under both, the coverage is available only for a limited period of time. There are, however, fundamental differences between the two. Extended term coverage is a fixed benefit with fixed cash values providing a longer guaranteed period of coverage than the same amount applied as a stop premium. The stop premium mode provides variable insurance with an actual cash value and, under the Protection Option, a death benefit that will vary with the actual cash value. Because the actual cash value continues to exist, we will continue to assess policy charges against the actual cash value while the Policy is on stop premium. Moreover with VAL '95, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable.

There are also other differences which should be considered. In general, if you contemplate resuming premium payments at a future date, the stop premium mode may be more desirable in that you may resume premium payments at any time without evidence of insurability. The reinstatement option available during the extended term period requires proof of insurability and must be exercised within ninety days following the date of lapse.

If you do not contemplate resuming premium payments, your choice between permitting your Policy to lapse and adjusting it to a stop premium mode should depend on, first, whether the surrender value of your Policy at that time exceeds its tabular cash value and, second, whether you expect your Policy's policy value to exceed its tabular cash value in the future. If at the time of possible lapse your Policy's surrender value is less than its tabular cash value, you should consider adjusting to a stop premium mode because the period of insurance coverage will be based on the higher tabular cash value while the period of extended term coverage upon lapse would be computed on the basis of the lower surrender value. If the two values are the same, the period of guaranteed coverage under the extended term option will be longer than under the stop premium mode. Thus, you should be sure that the benefit of using the higher tabular cash value is not offset by the shorter period of guaranteed insurance coverage usually resulting from the stop premium mode.

On the other hand, if the surrender value of your Policy exceeds its tabular cash value, you should evaluate the benefit of a guaranteed longer period of insurance coverage under the extended term option against the possibility of longer coverage under the stop premium mode. With the stop premium mode there may be an available policy value at the end of the plan which could be used to continue the face amount of the Policy to a later time than provided under the extended term option. In considering this possibility, you should keep in mind that a Policy with the Cash Option death benefit is more likely to have a higher policy value than a comparable Policy with the Protection Option death benefit.

Policy Values

The Policy has an actual cash value which varies with the investment experience of the guaranteed principal account and the sub-accounts of the Variable Life Account.

The Policy's interest in the guaranteed principal account and the sub-accounts of the Variable Life Account is known as its actual cash value. It is determined separately for your guaranteed principal account actual cash value and for your separate account actual cash value. The separate account actual cash value will include all sub-accounts of the Variable Life Account.

Unlike a traditional fixed benefit life insurance policy, a Policy's actual cash value cannot be determined in advance, even if scheduled premiums are made when required, because the separate account actual cash value varies daily with the investment performance of the sub-accounts. Even if you continue to pay scheduled premiums when due, the separate account actual cash value of a Policy could decline to zero because of unfavorable investment experience and the assessment of charges.

Upon request, we will tell you the actual cash value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's actual cash values, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information will be current as of a date within two months of its mailing. You may also access information regarding your policy's current cash value through our Internet Service Center at www.securianservice.com.

The guaranteed principal account actual cash value is the sum of all net premium payments allocated to the guaranteed principal account. This amount will be increased by any interest, dividends, loan repayments, policy loan interest credits and transfers into the guaranteed principal account. This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against your guaranteed principal account actual cash value. We will credit on the guaranteed principal account actual cash value of your Policy. Interest is credited daily at a rate of not less than 4 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the guaranteed principal account actual cash value. Your guaranteed principal account actual cash value is guaranteed by us. It cannot be reduced by any investment experience of the general account.

We determine each portion of a Policy's separate account actual cash value separately. The separate account actual cash value is not guaranteed. We determine the separate account actual cash value by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. A unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive your premium at our home office.

Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number will be increased by the allocation of subsequent net premiums, nonrepeating premiums, dividends, loan repayments, loan interest credits and transfers to that sub-account. The number of units of will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero on a policy surrender, the purchase of extended term insurance or termination.

The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of 0.50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:

   (1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus

   (2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

   (3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

   (1) days on which changes in the value of the Funds' portfolio securities will not materially affect the current net asset value of the Funds' shares,

   (2) days during which no Funds' shares are tendered for redemption and no order to purchase or sell the Funds' shares is received by the Funds, and

   (3) customary national business holidays on which the New York Stock Exchange is closed for trading.

Although the actual cash value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the insured's death and on a policy adjustment, surrender, and lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against your actual cash value, namely the administration charge of $60 per year and the cost of insurance charge (and, for VAL '87 any charge for sub-standard risks). Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, cost of insurance charges, (charges for sub-standard risks for VAL '87) and the existence of policy loans.

Transfers The Policy allows for transfers of the actual cash value between the guaranteed principal account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time while the Policy remains in force or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar amounts or percentages to be made periodically among the sub-accounts and the guaranteed principal account. One type of systematic transfer is known as an automatic portfolio rebalancing ("APR"). Following your written instructions as to the percentage of your actual cash value you wish to have in each of your sub- accounts, we will transfer amounts to and from those sub-accounts to achieve the percentages you desire.

We reserve the right to limit the amount to be transferred to or from a sub-account or the guaranteed principal account to at least $250. If the actual cash value is less than $250, the entire actual cash value attributable to that sub-account or the guaranteed principal account must be transferred. If a transfer would reduce the actual cash value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account actual cash value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $10, for each transfer of actual cash value among the sub-accounts and the guaranteed principal account. Currently there is no charge for transfers. None of these requirements will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

Your instructions for transfer may be made in writing or you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission at

(651) 665-6955. Requests for one-time transfer, one-time rebalance, and allocation of net premium changes may also be submitted through our internet eService Center at www.securianservice.com.

Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, you may have difficulty making a telephone or internet request due to a heavy volume of telephone calls or internet activity. In such a circumstance, you should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact us.

With all telephone or internet transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone or internet transfer.

The maximum amount of actual cash value to be transferred out of the guaranteed principal account to the sub-accounts of the Variable Life Account may be limited to 20 percent of the guaranteed principal account balance. Transfers to or from the guaranteed principal account may be limited to one such transfer per policy year. Neither of these restrictions will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

Transfers from the guaranteed principal account may be made by a written or telephone request or through the internet. Your request must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently, we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.

Market-Timing and Disruptive Trading This Policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market-timing." Market-timing activity and frequent trading in your Policy can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term policy owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market-timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this Policy if you intend to engage in market-timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for policy owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market-timing can only be detected after it has occurred to some extent, our policies to stop market-timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of - or otherwise modify, condition or terminate - any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more policy owners is or would be to the disadvantage of other policy owners. Any new restriction that we would impose will apply to your Policy without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your Policy. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);
  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;
  .  the number of transfers in the previous calendar quarter;
  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only and may require your signature. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your Policy will be permanent.

In addition to our market-timing procedures, the underlying portfolios may have their own market-timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, policy owners and other persons with interests under the policies should be aware that we may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific policy owners who violate the market-timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Death Benefit Options

The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options -- the Cash Option or the Protection Option. If you fail to make an election, the Cash Option will be in effect. The scheduled premium for a Policy is the same no matter which death benefit option you choose. At no time will the death benefit be less than the larger of the then current face amount or the amount of insurance that could be purchased using the policy value as a net single premium.

Cash Option Under the Cash Option, the death benefit will be the current face amount at the time of the insured's death. The death benefit will not vary unless the policy value exceeds the net single premium for the then current face amount. At that time, the death benefit will be the greater of the face amount of the Policy or the amount of insurance which could be purchased at the date of the insured's death by using the policy value as a net single premium.

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

Protection Option The death benefit provided by the Protection Option will vary depending on the investment experience of the allocation options you select, depending on whether there is interest credited as a result of a policy loan and the extent to which we assess lower insurance charges than those maximums derived from the 1980 Commissioners Standard Ordinary Mortality Tables.

With VAL '87, the amount of the death benefit is equal to the current face amount or, if the policy value is greater than the tabular cash value (as described under "Policy Adjustments") at the date of the insured's death, the current face amount plus an additional amount of insurance which could be purchased by using that difference between values as a net single premium.

Before the policy anniversary nearest the insured's age 70, and with both VAL '95 and the Amended VAL '95 Protection Option, if you have chosen that Option, the amount of the death benefit is equal to the policy value, plus the larger of:

   (a) the then current face amount; and

   (b) the amount of insurance which could be purchased using the policy value as a net single premium.

At the policy anniversary nearest the insured's age 70, we will automatically adjust the face amount of your Policy to equal the death benefit immediately preceding the adjustment. The Protection Option of VAL '95 is only available until the policy anniversary nearest the insured's age 70; at that time we will convert the death benefit option to the Cash Option. With the Amended VAL '95 Protection Option, after the policy anniversary nearest the insured's age 70, the amount of the death benefit is equal to the current face amount or, if the policy value is greater than the tabular cash value at the date of the insured's death, the current face amount plus an additional amount of insurance which could be purchased by using that difference between values as a net single premium.

Choosing the Death Benefit Option The different death benefit options meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing actual cash values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. In the event of a superior policy performance, the Cash Option will result in a Policy becoming paid up more rapidly than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit provided under that option. However, under the Cash Option, favorable policy experience does not increase the death benefit unless the policy value exceeds the net single premium for the then current face amount, and the beneficiary will not benefit from any larger actual cash value which exists at the time of the insured's death because of the favorable policy experience.

You may change the death benefit option while the Policy is in force by filing a written request with us at our home office. We may require that you provide us with satisfactory evidence of the insured's insurability before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have federal income tax consequences. See "Federal Tax Status."

Policy Loans

You may borrow from us using only your Policy as the security for the loan. The total amount of your loan may not exceed 90 percent of your policy value. A loan taken from, or secured by a Policy, may have federal income tax consequences. See "Federal Tax Status."

The policy value is the actual cash value of your Policy plus any policy loan. Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. Policyowners may also submit their requests for policy loans to us by facsimile
(FAX) transmission at (651) 665-6955. If you call us you will be asked, for security purposes, for your personal identification and policy number. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

When you take a loan, we will reduce both the death benefit and the actual cash value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account continues to be part of the Policy in the general account. A policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your actual cash value and any policy loan.

The actual cash value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause your separate account actual cash value to decline to zero. If your Policy has indebtedness and no actual cash value, the Policy will lapse and there may be adverse tax consequences; see "Federal Tax Status." In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.

Policy Loan Interest The interest rate on a policy loan will not be more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered.

Policy loan interest is due:

  .  on the date of the death of the insured

  .  on a policy adjustment, surrender, lapse, a policy loan transaction

  .  on each policy anniversary.

Loan interest can be paid via check or you may make an online payment through our internet eService Center at www.securianservice.com. If you do not pay the interest on your loan in cash, your policy loan will be increased and your actual cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.

We will also credit interest to your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 2 percent per year. We allocate policy loan interest credits to your actual cash value as of the date of the death of the insured, on a policy adjustment, surrender, lapse, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed principal account and separate account following your instructions to us for the allocation of net premiums.

Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 2 percent per year. However, depending on the insured's age and the

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period of time that the Policy has been in force, we may credit the Policy with interest at a more favorable rate. Under our current procedures, if all the conditions are met we will credit your loan at a rate which is equal to the policy loan rate minus 0.75 percent per year. The conditions which must be met have to do with your age and the duration of the Policy. The insured's age must be greater than or equal to age 55 as of the last policy anniversary. The duration of the Policy, which is the number of years during which the Policy has been in force, must be greater than or equal to 10. The duration includes any period a previous policy issued by us was in effect if that previous policy was exchanged for this Policy.

Policy loans may also be used as automatic premium loans to keep your Policy in force if a premium is unpaid at the end of the 31-day grace period following the premium due date. If you asked for this service in your application, or if you write us and ask for this service after your Policy has been issued, we will make automatic premium loans. You can also write to us at any time and tell us you do not want this service. If you have this service and you have not paid the premium that is due before the end of the grace period, we will make a policy loan to pay the premium. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, your Policy will lapse.

Policy Loan Repayments If your Policy is in force, you can repay your loan in part or in full at any time before the insured's death. Your loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

We allocate loan repayments to the guaranteed principal account until all loans from the guaranteed principal account have been repaid. Thereafter we allocate loan repayments to the guaranteed principal account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

Loan repayments reduce your loan account by the amount of the loan repayment.

A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.

Surrender

You may request a surrender or partial surrender of your Policy at any time while the insured is living. The surrender value of the Policy is the actual cash value minus unpaid policy charges which are assessed against actual cash value. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, applied on a settlement option or to provide extended term insurance on the life of the insured.

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We also permit a partial surrender of the actual cash value of the Policy in any amount of $500 or more. In addition, the amount of a partial surrender may not exceed the amount available as a policy loan. If a Policy is not paid up, the death benefit of the Policy will be reduced by the amount of the partial surrender. If the Policy is paid up, the death benefit will be reduced so as to retain the same ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender. With any partial surrender, we will adjust the Policy to reflect the new face amount and actual cash value and, unless otherwise instructed, the existing level of premium payments.

We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial withdrawal from a Policy, which is on stop premium, is being used to pay premiums for sub-standard risks or premiums on any benefits and riders issued as part of the Policy. Transaction fees otherwise applicable to such a partial withdrawal are also waived.

On a partial surrender, you may tell us which Variable Life Account sub-accounts from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed principal account. If you do not, we will deduct partial surrenders from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

We will pay a surrender or partial surrender as soon as possible, but not later than seven days after our receipt of your written request for surrender. However, if any portion of the actual cash value to be surrendered is attributable to a premium or nonrepeating premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.

Free Look

It is important to us that you are satisfied with any policy adjustments to increase the premium. If your policy is adjusted and the adjustment results in an increased premium, you may return the Policy within 10 days of receiving the policy adjustment. If you return the Policy, the requested premium increase adjustment will be cancelled. We will send you a refund of any additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.

Conversion

This policy contained certain conversion privileges that were available for two years after the policy was issued, which are no longer available. This privilege was in addition to your right to make described policy adjustments. For VAL '95, this conversion privilege is only available during the first 24 months from the original policy date, but comparable fixed insurance coverage can be obtained after 24 months from the original policy date by transferring all of the policy value to the guaranteed principal account and thereafter allocating all premiums to that account.

Exchange Offer


Minnesota Life, along with the Separate Account and Securian Financial Services, Inc. ("Securian Financial"), has filed an application with the SEC seeking approval of the terms of a proposed offer of exchange that would permit us to offer an exchange of the Policy for a newer variable universal life insurance policy with more current features and benefits, also issued by Minnesota Life.


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If the SEC approves the terms of the proposed exchange offer, eligible owners of the Policy would be able to exchange their Policy for a Minnesota Life flexible premium variable universal life insurance (VUL Defender) policy. We intend to make the exchange offer available to Policy owners: (i) who have held their Policy for at least ten years, (ii) whose Policy was not subject to a premium increase during the prior three years, and (iii) whose Policy has a current face amount of at least $10,000. We will explain the specific terms and conditions of the exchange offer at the time the offer is made.


Policy owners who might be interested in exchanging their Policy for the VUL Defender policy should contact their Securian Financial registered representative for additional information regarding the availability of the exchange offer. We will pay lower compensation to registered representatives of sales of VUL Defender policies that are part of the exchange offer.

Following SEC approval of the exchange offer, we will provide interested Policy owners with information explaining the terms of the offer and the benefits and risks associated with exchanging their existing Policy for the VUL Defender policy. Policy owners and their registered representative should review the information provided and the relevant prospectuses when deciding whether the exchange offer would be beneficial to the Policy owner.

Policy Charges

Premium Charges Premium charges vary depending on whether the premium is a scheduled premium or a nonrepeating premium. Generally, the word "premium" when used in this prospectus means a scheduled premium only. With VAL '87, charges for sub-standard risks are assessed against the actual cash values. With VAL '95, charges for sub-standard risks are deducted from the premium, to calculate the base premium. The sub-standard risk charge is for providing the death benefit for Policies whose mortality risks exceed the standard. With both VAL '87 and VAL '95, charges for additional agreements are shown in the Summary Fee Tables under "Summary of Benefits and Risks" and are deducted from the premium to calculate the base premium.

From base premiums we deduct a sales load, an underwriting charge, a premium tax charge and a face amount guarantee charge. The base premium excludes any charge deducted from the premium to provide for any additional benefits provided by rider and, in the case of VAL '95, any charge deducted for sub-standard risks.

   (1) The sales load consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premiums, scheduled to be paid in the 12-month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. It will also apply only to that portion of an annual base premium necessary for an original issue whole life plan of insurance. In other words, for base premiums greater than this whole life premium, the amount of the base premium in excess of such whole life base premium will be subject only to the 7 percent basic sales load.

       Only adjustments that involve an increase in base premium will result in additional first year sales load being assessed on that increase in premium. If any adjustment occurs during a period when a first year sales load is being collected and the adjustment results in an increase in base premium, an additional first year sales load, not to exceed 23 percent of the increase in base premium, will be added to the uncollected portion of the first year sales load that was being collected prior to the adjustment. This total amount of first year sales load will then be collected during the 12-month period following the adjustment.

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       If any adjustment occurs during the 12-month period when a first year sales load is being collected and the adjustment does not result in an increase in base premium, the first year sales load percentage not to exceed 23 percent, that was in effect prior to the adjustment is multiplied by the base premium in effect after the adjustment; this number is then multiplied by a fraction equal to the number of months remaining in the previous 12-month period divided by 12. This amount of first year sales load will then be collected during the 12-month period following the adjustment.

       All of the sales load charges are designed to average not more than 9 percent of the base premiums (in the case of a VAL '87 Policy, the base premium less any charge for sub-standard risks) over the lesser of: the life expectancy of the insured at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary. For examples of how we compute sales load charges, see Appendix A "Example of Sales Load Computations."

       The sales load is designed to compensate us for distribution expenses incurred with respect to the Policies. The amount of the sales load in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

       It should be noted from the above that the sales load charges are designed to be spread over time and they assume a continuation of the Policy. Early adjustment of the Policy to lower premium levels or early surrender of policy values will have the effect of increasing the portion of premium payments used for sales load charges. In addition, because a first year sales load is applied to increases in premium, a pattern of increases and decreases in premiums should be avoided.

   (2) The underwriting charge currently is an amount not to exceed $5 per $1,000 of face amount of insurance. This amount may vary by the age of the insured and the premium level for a given amount of insurance. This charge is made ratably from premiums scheduled to be made during the first policy year and during the twelve months following certain policy adjustments. The underwriting charge is designed to compensate us for the administrative costs associated with issuance or adjustment of the Policies, including the cost of processing applications, conducting medical exams, classifying risks, determining insurability and risk class and establishing policy records. This charge is not guaranteed, so that on a policy adjustment the then current underwriting charge will apply to any increase in face amount which requires new evidence of insurability. In the event of a policy adjustment which results in a face amount increase and no premium, you must remit the underwriting charge attributable to the policy adjustment to us prior to the effective date of the adjustment. Otherwise we will assess the charge against your actual cash value as a transaction charge on adjustment.

   (3) The premium tax charge of 2.5 percent is deducted from each base premium. This charge is designed to cover the aggregate premium taxes we pay to state and local governments for this class of policies. Currently premium taxes imposed by the states vary from 0.50 percent to 4.0 percent. We do not guarantee this charge, and it may be increased in the future, but only as necessary to cover our premium tax expenses.

   (4) The face amount guarantee charge of 1.5 percent is deducted from each base premium. This charge is designed to compensate us for our guarantee that the death benefit will always be at least equal to the current face amount in effect at the time of death regardless of the

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       investment performance of the sub-accounts in which net premiums have been invested. The face amount of a Policy at issue or adjustment and the appropriate premium therefore reflect a "tabular cash value" (as described under "Policy Adjustments") based upon an assumed annual rate of return of 4 percent. If the policy value is less than the tabular cash value at the time of death, it will not be sufficient to support the face amount of the Policy under the actuarial assumptions made in designing the Policy. The face amount guarantee is a guarantee that the face amount will be available as a death benefit notwithstanding the failure of the Policy to perform in accordance with the assumptions made in its design. Thus, even if the policy value should be less than the amount needed to pay the deductions to be made from the actual cash value on the next monthly policy anniversary, see discussion below, the Policy's guaranteed death benefit will remain in effect and the Policy will remain in force. We guarantee not to increase this charge.

Nonrepeating Premiums Nonrepeating premiums are currently subject to the 2.5 percent premium tax charge but not to a sales load charge. We do not assess a face amount guarantee charge or underwriting charge against nonrepeating premiums.

Actual Cash Value Charges In addition to deductions from premiums and nonrepeating premiums, we assess from the actual cash value of a Policy an administration charge, certain transaction charges and the cost of insurance charge, (and in the case of a VAL '87 Policy, any charge for sub-standard risks). These charges are as follows:

   (1) The administration charge is designed to cover certain of our administrative expenses, including those attributable to the records maintained for your Policy. The administration charge is $5 for each policy month. The administration charge is assessed if you surrender your Policy during a policy year, and equals the amount of the unpaid monthly administration charges for that policy year.

   (2) The transaction charges are for expenses associated with processing transactions. There is a policy adjustment transaction charge of $25 for each policy adjustment (a change in premium, face amount or plan of insurance).

       If the only policy adjustment is a partial surrender, the partial surrender transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered.

       We also reserve the right to make a transfer transaction charge, not to exceed $10, for each transfer of actual cash value among the guaranteed principal account and the sub-accounts of the Variable Life Account. Currently, no transfer transaction charge is assessed.

   (3) The cost of insurance charge compensates us for providing the death benefit under a Policy. The minimum guaranteed monthly charge is $0.01 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk. The charge is calculated by multiplying the net amount at risk under your Policy by a rate which varies with the insured's age, sex, risk class, the level of scheduled premiums for a given amount of insurance, duration of the Policy, allocation of Policy value and the tobacco use of the insured. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations. The rate is guaranteed not to exceed the maximum charges for mortality derived from the 1980 Commissioners Standard Ordinary Mortality Tables. The net amount at risk is the death benefit under your Policy less your policy value. The net amount at risk varies with investment performance, payment of premiums and policy charges. Where circumstances require, we will base our rates on "unisex," rather than sex-based, mortality tables.

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We assess administration and cost of insurance charges (and for a VAL '87
Policy, sub-standard risk charges, if any,) against your actual cash value on the monthly policy anniversary. In addition, we assess such charges assessed on the occurrence of the death of the insured, policy surrender, lapse or a policy adjustment.

We assess transaction charges against your actual cash value at the time of a policy adjustment or when a transfer is made. In the case of a transfer, the charge is assessed against the amount transferred.

Ordinarily, we assess charges against your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. However, if you instruct us in writing, we will assess the administration charge and the cost of insurance charge (and for a VAL '87 Policy, the sub-standard risk charge) against the guaranteed principal account or the sub-account(s) that you specify.

Separate Account Charges We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each valuation date at an annual rate of 0.50 percent of the average daily net assets of the Variable Life Account.

Portfolio Company Charges Charges are deducted from and expenses paid out of the assets of the Fund Portfolio companies, as described in the prospectuses for those companies.

Charges for Agreements We assess the following monthly charges for supplemental insurance benefits that you may add to your Policy by Agreement:

Waiver of Premium Agreement - the minimum guaranteed annual charge is $0.12 per $1,000 of face amount and the maximum guaranteed annual charge is $11.24 per $1,000 of face amount.

Policy Enhancement Agreement - The guaranteed annual charge is $8.00.

Face Amount Increase Agreement - The minimum guaranteed annual charge is $0.65 per $1,000 of coverage amount and the maximum guaranteed annual charge is $2.29 per $1,000 of coverage amount.

Survivorship Life Agreement - The minimum guaranteed annual charge is $0.20 per $1,000 of coverage amount and the maximum guaranteed annual charge is $35.04 per $1,000 of coverage amount.

Family Term Life Agreement - The guaranteed annual charge is $5.00 per $1,000 of coverage amount.

Other Policy Provisions

Beneficiary When we receive proof satisfactory to us of the insured's death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request as provided below.

If a beneficiary dies before the insured, that beneficiary's interest in the Policy ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the death proceeds. If no beneficiary survives the insured we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

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You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

Payment of Proceeds The amount payable as death proceeds upon the insured's death will be the death benefit provided by the Policy, plus any additional insurance on the insured's life provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the Cash Option is in effect at the insured's death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the insured died to the date to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of death of the insured, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year (4 percent for a VAL '87 Policy) for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:

   (1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or

   (2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

Settlement Options The proceeds of a Policy will be payable if the Policy is surrendered, or we receive proof satisfactory to us of the insured's death. These events must occur while the Policy is in force. We will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

We will pay interest on single sum death proceeds from the date of the insured's death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent (4 percent for VAL '87).

The proceeds of a Policy may be paid in other than a single sum and you may, during the lifetime of the insured, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right, and if the periodic installment or interest payment is at least $20.

Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.

                                                                        Page 39

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    Option 1 -- Interest Payments

    We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

    Option 2 -- Payments for a Specified Period

    We will make payments for a specified number of years. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for periods not shown and current rates are available from us at your request.

    Option 3 -- Life Income

    We will make payments monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for ages not shown and current rates are available from us at your request.

    Option 4 -- Payments of a Specified Amount

    We will pay a specified amount until the proceeds and interest are fully paid.

If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the insured's death.

The minimum amount of interest we will pay under any settlement option is 3 percent per year (4 percent for a VAL '87 Policy). Additional interest earnings, if any, on deposits under a settlement option will be payable as we determined.

Assignment The Policy may be assigned. The assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

Misstatement of Age If the insured's age has been misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured's correct age.

Incontestability After a Policy has been in force during the insured's lifetime for two years from the original policy date, we may not contest the Policy, except for fraud or for nonpayment of premium. However, if there has been a face amount increase for which we required evidence of insurability, we may contest that increase for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the increase.

Suicide If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for such increase.

Dividends Each year, if your Policy is a participating policy, we will determine if this class of Policies and your Policy will share in our surplus. We call your share of this participation a dividend. We do not anticipate that dividends will be declared with respect to these Policies.

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Dividends, if received, may be added to your actual cash value or, if you so elect, they may be paid in cash.

We will allocate any dividend applied to actual cash value to the guaranteed principal account or to the sub-accounts of the separate account in accordance with your instructions for new premiums. In the absence of instruction, we will allocate dividends to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those actual cash values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

Reports At least once each year we will send you a report. This report will include the actual cash value, the face amount and the variable death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, to make such changes.

Additional Benefits

You may be able to obtain additional policy benefits subject to underwriting approval. We will provide these benefits by a rider to the Policy, which may require the payment of additional premium.

Waiver of Premium Agreement The Waiver of Premium Agreement requires an additional premium and provides for the payment of policy premium in the event of the insured's disability.

Policy Enhancement Agreement and Cost of Living Agreement Both the Policy Enhancement Agreement and the Cost of Living Agreement provide for increases in the face amount, without evidence of insurability and help you maintain the purchasing power of the protection provided by the Policy. The Policy Enhancement Agreement requires an additional premium, but none is required for the Cost of Living Agreement. Your Policy may not contain both of these agreements.

The Policy Enhancement Agreement provides for an increase in the face amount on each policy anniversary. The face amount will be increased by a specified percent, between 3 percent and 10 percent, which you choose when you apply for this benefit.

Unless you choose the Policy Enhancement Agreement, we will issue most Policies with a Cost of Living Agreement. The Cost of Living Agreement provides for a face amount increase equal to the percentage increase in the consumer price index during the previous three years, provided that you have not made a face amount adjustment during that time.

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Face Amount Increase Agreement  The Face Amount Increase Agreement requires an additional premium and provides for increases in the face amount, without evidence of insurability, at specified ages of the insured.

Survivorship Life Agreement The Survivorship Life Agreement requires an additional premium and allows you to purchase a specified amount of additional insurance, without evidence of insurability, at the death of another person previously designated by you.

Family Term Rider The Family Term Rider requires an additional premium and provides a fixed amount of protection insurance on children of an insured.

Exchange of Insureds Agreement The Exchange of Insureds requires no additional premium and allows for the transfer of existing insurance coverage to another insured within a business setting.

Extended Maturity Agreement The Extended Maturity Agreement requires no additional premium and provides for the continuation of the Policy beyond the maturity age of the insured.

Accelerated Benefits Agreement The Accelerated Benefits Agreement is issued without additional premium on all Policies issued to individual insureds. It allows you to receive a significant portion of your Policy's death benefit, if the insured develops a terminal condition due to sickness or injury.

The accelerated benefit will be treated as a loan, apart from the policy loan provisions described elsewhere. A receipt of amounts under the agreement may be taxable. You should seek assistance from your tax adviser.

Other Matters

Federal Tax Status

Introduction The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.

Taxation of Minnesota Life and the Variable Life Account We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

At the present time, we make no charge to the Variable Life Account for any federal, state or local taxes that we incur that may be attributable to such Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Life Account or the Policies.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in

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the dollar amount of dividends that the separate account receives; and
(ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

Tax Status of Policies Under Section 7702 of the Code, life insurance contracts such as the Policies will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied. However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under
Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract. If a Policy were determined not to be a life insurance contract under Section 7702 of the Code, that Policy would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702 of the Code.

Diversification of Investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Life Account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The Variable Life Account, through the Fund and the Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the Variable Life Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire Policy could be disqualified as a life insurance contract under the Code due to the failure of the Variable Life Account to be deemed to be "adequately diversified."

Owner Control In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Life Account. However, we do not know whether the IRS will issue

                                                                        Page 43

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additional guidance that will place restrictions on such ownership rights.
Therefore, we reserve the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Life Account.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits On the death of the insured, we believe that the death benefit provided by the Policies will be excludable from the gross income of the beneficiary under Section 101(a) of the Code. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser. You are not currently taxed on any part of the inside build- up of cash value until you actually receive cash from the Policy. However, taxability may also be determined by your contributions to the Policy and prior Policy activity.

Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's death benefit option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a complete surrender, a change in ownership, a change of insured, an adjustment of the face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transactions, you should consult a tax adviser before effecting the transaction.

We also believe that Policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your Policy is a modified endowment contract, as described below. However, whether a modified endowment contract or not, the interest paid on Policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a Policy loan is lapsed or surrendered.

A complete surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy, reduced by any previously received excludable amounts ("cost basis"). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In the latter case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any Policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income, subject to tax.

Modified Endowment Contracts It should be noted, however, that under the Code the tax treatment described above is not available for Policies characterized as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be paid under a 7-pay life policy. If those cumulative premiums exceed the 7-pay life premiums, the policy is a modified endowment contract.

Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts you receive, such as dividends, cash withdrawals, loans and amounts received from a partial or total surrender of the Policy are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the

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account value immediately before the distribution exceeds the cost basis of the
Policy). This tax treatment includes a 10 percent additional income tax which is imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age
59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.

Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, or a scheduled reduction) may either violate the 7-pay test or reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and could result in a failure of the 7-pay test regardless of any of our efforts to provide a payment schedule that will not violate the 7-pay test.

Any Policy received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts. Accordingly, you should consult a tax adviser before effecting an exchange of any life insurance policy.

A Policy that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time or if a material change is made in the contract at any time. A material change includes, but is not limited to, the addition of or an increase in the benefits that was not reflected in a prior 7-pay test computation.

The modified endowment contract provisions of the Code apply to all policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a Policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a Policy meets the 7-pay test by taking into account the previously existing cash surrender value. The addition of the guaranteed principal account to an outstanding Policy may have federal income tax implications, e.g., whether the addition of such an account causes a "material change."

In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

If a Policy becomes a modified endowment contract, distributions that occur during the Policy year it becomes a modified endowment contract and any subsequent Policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective Policy owner should contact a tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any nonrepeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

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Reinstatement  This policy is issued using the 1980 Commissioners Standard
Ordinary (1980 CSO) Mortality Tables. Pursuant to state and federal laws, insurance companies can no longer issue policies using the 1980 CSO Mortality Tables. The IRS has also issued guidance in IRS Notice 2006-95 that limits the time frame in which insurance companies can reinstate lapsed insurance policies using the 1980 CSO mortality tables to ninety (90) days. If your policy lapses and you request a reinstatement more than ninety (90) days after the date of lapse, we will not be able to reinstate your policy.

Multiple Policies Under the Code, all modified endowment contracts, issued by us (or an affiliated company) to the same Policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser.

Withholding To the extent Policy distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.

Other Taxes The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the Policy owner, may have Generation-Skipping Transfer tax considerations under
Section 2601 of the Code.

The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation skipping transfer and other taxes.

In addition, the tax consequences associated with a Policy remaining in force after the insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.

Other Transactions Changing the Policy owner may have tax consequences. Exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.

Business Uses of Policy The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

Employer-owned Life Insurance Contracts The Pension Protection Act of 2006 added new section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit

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payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Split Dollar Arrangements A tax adviser should also be consulted with respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.

Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of the Act's effective date of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative Minimum Tax There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

Estate, Gift and Generation-Skipping Transfer Taxes The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the Policy. If the policy owner was not the insured, the fair market value of the Policy would be included in the policy owner's estate upon the policy owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the policy owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

                                                                        Page 47

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The American Taxpayer Relief Act of 2012 ("ATRA") was enacted on January 2,
2013, and succeeds many of the provisions of the Economic Growth and Tax Reconciliation Act of 2001 ("EGTRRA"), which expired on December 31, 2012. ATRA establishes permanent exclusion amounts and rate structures for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2012. The estate, gift, and generation skipping transfer tax exclusion amounts established under ATRA are annually adjusted for inflation. In addition, ATRA makes several transfer tax provisions originally introduced by EGTRRA permanent.

For 2016, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your Beneficiaries under all possible scenarios.

It should be understood that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance Policy or exercising elections under such a Policy should consult a tax adviser.

Tax Shelter Regulations Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

Medicare Tax on Investment Income Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Life Insurance Purchases by Residents of Puerto Rico In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign
Corporations Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

Voting Rights

We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's actual cash value in a sub-account by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The

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number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. Each policy owner having a voting interest will receive proxy material, reports and other material relating to the Funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only

  . if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or

  . if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives.

In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

Compensation Paid for the Sale of Policies

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Securian Financial and other authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy Charges described elsewhere in this prospectus.

Payments to Registered Representatives of Securian Financial Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 62.1 percent of gross premium in the first policy year; up to
8.4 percent of the gross premium in policy years two through three; up to 5.6 percent of the gross premium in policy years four through ten; up to 1.6 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the

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portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 4.9 percent in years one through ten and up to 1.6 percent thereafter.

In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, we or Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, registered representatives may also be eligible for financing arrangements, insurance benefits, and other benefits based on their contract with us.

We make additional payments for sales of the Policies to general agents who manage registered representatives. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General Agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.

Payments to Broker-Dealers We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.

Cybersecurity

Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Legal Proceedings

Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Life Account.

Registration Statement

We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement, including amendments and exhibits filed as a part thereof. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement for further information concerning the Variable Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

Special Terms

As used in this prospectus, the following terms have the indicated meanings:

Actual Cash Value: the value of your Variable Life Account and guaranteed principal account interest under a Policy. It is composed of a Policy's interest in the guaranteed principal account and in one or more sub-accounts of the Variable Life Account. The interest in each is valued separately. For each Variable Life Account sub-account, the value is determined by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. Actual cash value does not include the loan account.

Attained Age: your issue age plus the number of policy anniversaries during which the Policy has been in force.

Base Premium: the premium less any amount deducted from the premium for additional benefits and, for VAL '95, for sub-standard risks.

Code: the Internal Revenue Code of 1986, as amended.

Funds: the mutual funds or separate investment portfolios within series mutual funds which we have designated as an eligible investment for the Variable Life Account.

Guaranteed Principal Account: the portion of the general account of Minnesota Life which is attributable to Policies of this class, exclusive of policy loans. It is not a separate account or a division of the general account.

Issue Age: your age as of your nearest birthday as of the Policy date.

Loan Account: the portion of the general account attributable to policy loans under Policies of this type. The loan account balance is the sum of all outstanding loans under this Policy.

Net Single Premium: the amount of money necessary, at the insured's attained age, to pay for all future guaranteed cost of insurance charges for the entire lifetime of the insured, or for the coverage period in the case of extended term insurance, without the payment of additional premium. This determination shall assume that the current face amount of the Policy will remain constant and that the Policy will perform at its assumed rate of return.

Nonrepeating Premium: a payment made to this Policy in addition to its scheduled payments.

Paid Up: the status of the Policy when its policy value is such that no further premiums are required to provide the death benefit.

Policy Owner: the owner of a Policy.

Policy Value: the actual cash value of a Policy plus any policy loan.

Policy Year: a period of one year beginning with the policy date or a policy anniversary.

Premium: a scheduled payment required for this Policy.

Valuation Date: each date on which a Fund Portfolio is valued.

Valuation Period: the period between successive valuation dates measured from the time of one determination to the next.

Variable Life Account: a separate investment account called the Minnesota Life Variable Life Account, where the investment experience of its assets is kept separate from our other assets.

We, Our, Us: Minnesota Life Insurance Company.

You, Your: the policy owner.

Appendix A

Example of Sales Load Computation

As an example of the method we use to compute sales load, assume a protection type plan where the annual base premium is $1,000 and where the premium paying period, prior to any reduction in face amount, is 20 years. The insured is a male, age 35 with a life expectancy of 38 years. As premiums are paid in each year, we will assess a basic sales load of 7 percent or $70 in each year. Also, as premiums are paid in the first year, we will assess a first year sales load of 23 percent or $230. Therefore, in the first year the sales load charges will total $300 or 30 percent ($300 / $1,000), and over the 15 year period from policy issue sales load charges will total $1,280 or 8.54 percent ($1,280 / $15,000).

Compliance with the 9 percent limitation will be achieved by reducing the first year sales load, if necessary. For example, consider a Policy with a protection type plan where the annual base premium is $1,000 and where the premium paying period prior to any reduction in face amount is 20 years. Further assume that the insured is a male, age 72 at issue, with a life expectancy of 9 years. In this case, the first year sales load must be reduced so that the total sales load will not exceed 9 percent over the life expectancy of the insured. As premiums are paid in each year we will assess the basic sales load of 7 percent, or $70, but the first year sales load applicable to premiums paid in the first year will be reduced from 23 percent to 18 percent, or $180. Therefore, in the first year the sales load charges will total $250 or 25 percent ($250 / $1,000), and over the period of the insured's life expectancy sales load charges will total $810 or 9 percent ($810 / $9,000).

As an example of the method we use to assess sales load when an adjustment occurs during a period in which a first year sales load is being collected, consider a Policy where an adjustment is made after one-half of the first annual premium is paid. Assume that the premium is $1,000 annually as in the example above and further assume that the premiums are being paid on a monthly basis, $83.33 per month. As premiums are paid in each year we will assess a basic sales load of 7 percent of premiums received or $70 in that year. A first year sales load, taken in addition to the basic sales load, would also be assessed in a total amount of $230. Now assume an adjustment is made, after the payment of six monthly premiums, and that the premium is increased from $1,000 to $1,200. Both before and after the adjustment we will continue to assess a basic sales load of 7 percent of the premiums received. However, since only one-half of the first year sales load of $230 has been collected, a first year sales load of $115 remains to be collected. The $200 increase in premium will also be assessed a first year sales load of 23 percent, or $46. Both are added together and will be collected in the 12 months following the adjustment. Therefore, after the adjustment of the premium to a $1,200 amount, and assuming that premiums continue to be paid on a monthly basis, each monthly premium of $100 will be subjected to a total sales load amount of $20.42, consisting of $7 of basic sales load, and $13.42 of first year sales load.

Statement of Additional Information

A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Life Account and the variable life policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-277-9244 or write to us at:
Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

Information about Minnesota Life Variable Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

The table of contents for the Statement of Additional Information is as follows:
     General Information and History
     Additional Information About Operation of Contracts and Registrant Underwriters
     Additional Information About Charges
     Illustrations
     Financial Statements

Investment Company Act Number 811-4585

PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item Number           Caption in Prospectus

    15.               Cover Page and Table of Contents

    16.               General Information and History

    17.               Services

    18.               Premiums

    19. Additional Information About Operation of Contracts and Minnesota Life Variable Life Account

    20.               Underwriters

    21.               Additional Information About Charges

    22.               Lapse and Reinstatement

    23.               Loans

    24.               Financial Statements

    25.               Illustrations

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)


                             Gary R. Christensen, Esq.

              Senior Vice President, General Counsel and Secretary


                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)

                       Statement of Additional Information


          The date of this document and the prospectus is: April 29, 2016


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the Funds' current prospectuses, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-277-9244, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus and the Policy are incorporated into this Statement of Additional Information.

Table of Contents

General Information and History
Additional Information About Operation of Contracts and Registrant
Underwriters
Additional Information About Charges
Illustrations
Financial Statements

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company". All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.


Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.


VARIABLE LIFE ACCOUNT

A separate account, called the Minnesota Life Variable Life Account ("Variable Life Account"), was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.

The Variable Life Account currently has 68 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life and Securian Life (the Life Companies) agreed to make a reduction in Separate Account (or Sub-Account) expenses to those Contracts with assets allocated to specified Funds on May 1, 2014, as follows:

    . SECURIAN FUNDS TRUST - T.ROWE PRICE VALUE FUND -- to the extent the Fund's annual net operating expenses exceed 0.98%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

    .   SECURIAN FUNDS TRUST - IVY(SM) SMALL CAP GROWTH FUND --

          (i) to the extent the Fund's management fee exceeds 0.83% on assets over $1 billion, the Life Companies will make a corresponding reduction in Sub-Account expenses, until September 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund; and

          (ii) to the extent the Fund's annual net operating expenses exceed 1.16%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

    . SECURIAN FUNDS TRUST - PYRAMIS(R) CORE EQUITY FUND -- to the extent the Fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), the Life Companies will make a corresponding reduction in Sub-Account expenses, for the life of each Contract outstanding on May 1, 2014, to those Contract Owners whose Sub-Account invests in the Fund.

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

UNDERWRITERS

The Policies are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful.

Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 62.1 percent of gross premium in the first policy year; up to 8.4 percent of the gross premium in policy years two through three; up to
5.6 percent of the gross premium in policy years four through ten; up to 1.6 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 4.9 percent in years one through ten and up to 1.6 percent thereafter. Amounts paid by Minnesota Life to the underwriters of the Policies during 2015, 2014, and 2013 were $12,916,205, $16,507,752, and $20,428,410, respectively, which include amounts paid for other contracts issued through the Variable Life Account.

While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian's sales of Minnesota Life variable products.

In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, we or Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of 0.25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

ADDITIONAL INFORMATION ABOUT CHARGES

A.  Sales Load

The sales load consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premium, scheduled to be paid in the 12-month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. All of the sales load charges are designed to average not more than 9 percent of the base premiums over the lesser of: the life expectancy of the insured at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary.

B.  Special Purchase Plans

We will waive or modify certain charges assessed against base premiums in situations where our existing life insurance policy owners wish to exchange their policies for the Policies described in the prospectus. In those situations, we will not assess any charges except for the administrative charge to the existing cash values at the time they are transferred to the Policy. After the exchange, premium payments will not be subject to a first year sales load or underwriting charge on the existing face amount and premium level, unless evidence of insurability was required for the exchange.

C.  Underwriting Procedures

We require proof of insurability for policy issue and all adjustments resulting in an increase in face amount or other changes that result in an increase in the net amount at risk in the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as age, sex, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued in exchange for existing policies, for Policies issued as a result of conversion from existing Policies, or face amount increases pursuant to an additional benefit agreement.

For VAL'87 Policies, the basis for the mortality charges guaranteed in the Policies are determined by the sex and age of the insured and are based on the 1980 CSO sex distinct age nearest birthday mortality tables. For VAL'95 Policies, the basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits and age of the insured and are based on the 1980 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a unisex basis, the guaranteed mortality charges are based on the 1980 CSO Unisex Table B.

D.  Increases in Face Amount

An increase in face amount is a policy adjustment and is subject to a $25 transaction charge. An increase in face amount is also subject to an underwriting charge not to exceed $5 per $1,000 of face amount of increase. This charge is made against premiums in the 12 months following the policy adjustment.

ILLUSTRATIONS


An illustration is provided for a standard non-tobacco male age 35. The illustration shows the projected actual cash values, death benefits and premiums. The plan of insurance for the illustration is a protection plan, with an initial face amount of $315,000 and a premium of $2,275. The cash death benefit option is shown. We show the illustration based on both guaranteed maximum and current mortality charges, and we include all charges. The illustration is for VAL '95.


Guaranteed maximum cost of insurance charges will vary by age, sex, risk class and policy form. We use the male, female and unisex 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO"), as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of sex-based distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of the mortality rates reflected in 1980 CSO Tables.


In most cases we intend to impose cost of insurance charges which are substantially lower than the maximum charges determined as described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the level of scheduled premiums for a given amount of insurance, the duration of the Policy and the tobacco use of the insured. Current cost of insurance changes reflect our current practices with respect to mortality charges is provided primarily to show, by comparison with that showing current charges, the consequences of our charging less than the full 1980 CSO based charges. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations.


The illustration shows how actual cash values and death benefits would vary over time if the return on the assets held in the Variable Life Account equaled a gross annual rate after tax, of 0 percent, 6 percent and 12 percent. The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent, 6 percent and 12 percent but fluctuated over the life of the Policy. The illustration assumes scheduled premiums are paid when due.



The amounts shown for the hypothetical actual cash value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because certain fees and expenses are deducted from the gross return. The mortality and expense risk charge reflected in the illustration is at an annual rate of .50 percent. The investment management fee illustrated is .61 percent and represents the arithmetic average of the annual fee charged for all Portfolios of the Funds. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are .13 percent, representing the arithmetic average of the 2015 expense ratios of the Portfolios of the Funds. Certain expenses for certain Portfolios of the Funds were waived or reduced, however the averages used in these illustrations do not reflect the waivers or reductions. The 12b-1 fee illustrated is .25 percent and represents the arithmetic average of those fees charged for Portfolios of the Funds. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.49 percent, 4.51 percent and 10.51 percent.



The illustration reflects the fact that no charges for federal, state or local income taxes are currently made against the Variable Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now.

Upon request, we will furnish a personalized illustration based upon a proposed insured's age, sex and risk classification, and on the face amount, premium, plan of insurance and gross annual rate of return requested. Actual illustrations may be materially different from that illustrated, depending upon the proposed insured's actual situation.

                                     VAL '95
                       DEATH BENEFIT OPTION - CASH OPTION
                        MALE ISSUE AGE 35 FOR NON-TOBACCO


                         INITIAL FACE AMOUNT - $315,000

                        $2,275 INITIAL SCHEDULED PREMIUM


                         USING CURRENT MORTALITY CHARGES



                                   -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                                       0% GROSS                       6% GROSS                    12% GROSS
                                     (-1.49% NET)                   (4.51% NET)                 (10.51% NET)
POL      ATT          BASE      POLICY            DEATH        POLICY           DEATH         POLICY          DEATH
YR       AGE        PREMIUM      VALUE           BENEFIT        VALUE          BENEFIT         VALUE         BENEFIT
--       ---        -------    ---------        ---------     ---------       ---------     -----------     ----------
 1        36          2,275            0          315,000            14         315,000              33       315,000
 2        37          2,275        1,404          315,000         1,524         315,000           1,651       315,000
 3        38          2,275        2,757          315,000         3,071         315,000           3,408       315,000
 4        39          2,275        4,055          315,000         4,653         315,000           5,315       315,000
 5        40          2,275        5,297          315,000         6,270         315,000           7,387       315,000

 6        41          2,275        6,567          315,000         8,011         315,000           9,732       315,000
 7        42          2,275        7,866          315,000         9,882         315,000          12,381       315,000
 8        43          2,275        9,179          315,000        11,875         315,000          15,350       315,000
 9        44          2,275       10,484          315,000        13,974         315,000          18,653       315,000
10        45          2,275       11,773          315,000        16,175         315,000          22,319       315,000

15        50          2,275       17,640          315,000        28,546         315,000          47,276       315,000
20        55          2,275       22,187          315,000        43,259         315,000          88,373       315,000
25        60          2,275       24,071          315,000        59,650         315,000         156,107       315,000
30        65          2,275       21,344          315,000        76,546         315,000         267,726       432,969
35        70          2,275       11,369          315,000        92,410         315,000         446,415       640,706

40        75              0        9,168           38,428       100,268         315,000         725,922       939,421
45        80              0        3,449           38,428        88,738         315,000       1,159,923     1,380,887
50        85              0            0           38,428        42,924         315,000       1,844,540     2,052,737
55        90              0            0           38,428        47,090          62,377       2,925,146     3,096,768
60        95              0            0           38,428        51,629          62,377       4,652,983     4,694,296



The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     VAL '95
                       DEATH BENEFIT OPTION - CASH OPTION
                        MALE ISSUE AGE 35 FOR NON-TOBACCO


                         INITIAL FACE AMOUNT - $315,000

                      $2,275 INITIAL SCHEDULED PREMIUM


                   USING MAXIMUM CONTRACTUAL MORTALITY CHARGES



                                    -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                                       0% GROSS                      6% GROSS                     12% GROSS
                                     (-1.49% NET)                  (4.51% NET)                   (10.51% NET)
POL      ATT        BASE        POLICY          DEATH         POLICY          DEATH        POLICY            DEATH
YR       AGE       PREMIUM      VALUE          BENEFIT         VALUE         BENEFIT       VALUE            BENEFIT
--       ---      --------    ----------      ---------      ---------      --------     ----------        ----------
 1        36          2,275            -        315,000             14       315,000             33           315,000
 2        37          2,275        1,404        315,000          1,524       315,000          1,651           315,000
 3        38          2,275        2,757        315,000          3,071       315,000          3,408           315,000
 4        39          2,275        4,055        315,000          4,653       315,000          5,315           315,000
 5        40          2,275        5,295        315,000          6,267       315,000          7,383           315,000

 6        41          2,275        6,474        315,000          7,912       315,000          9,625           315,000
 7        42          2,275        7,585        315,000          9,580       315,000         12,054           315,000
 8        43          2,275        8,630        315,000         11,273       315,000         14,688           315,000
 9        44          2,275        9,599        315,000         12,985       315,000         17,544           315,000
10        45          2,275       10,495        315,000         14,716       315,000         20,645           315,000

15        50          2,275       13,626        315,000         23,416       315,000         40,604           315,000
20        55          2,275       13,714        315,000         31,337       315,000         70,891           315,000
25        60          2,275        8,537        315,000         35,944       315,000        118,345           315,000
30        65          2,275        3,862         44,993         32,581       315,000        196,365           319,730
35        70          2,275        8,340         44,993         10,602       315,000        318,898           461,584

40        75              0        5,670         44,993          2,191        29,609        496,298           649,384
45        80              0            0         44,993              0        29,609        744,265           898,011
50        85              0            0         44,993              0        29,609      1,100,160         1,243,825
55        90              0            0         44,993              0        29,609      1,601,404         1,725,389
60        95              0            0         44,993              0        29,609      2,340,485         2,399,488



The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

FINANCIAL STATEMENTS


The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries and the financial statements of the Minnesota Life Variable Life Account as of December 31, 2015, have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.


The report dated March 4, 2016 on the consolidated financial statements of Minnesota Life Insurance Company and subsidiaries refers to the adoption of Accounting Standards Update 2013-08, FINANCIAL SERVICES - INVESTMENT COMPANIES (TOPIC 946): AMENDMENTS TO THE SCOPE, MEASUREMENT, AND DISCLOSURE REQUIREMENTS, as of January 1, 2014.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                              Financial Statements

                               December 31, 2015

     (With Report of Independent Registered Public Accounting Firm Thereon)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                              Financial Statements
                               December 31, 2015

                               TABLE OF CONTENTS

                                                                           PAGE

Report of Independent Registered Public Accounting Firm                      1

Statements  of  Assets, Liabilities, and  Policy Owners' Equity              2

Statements of Operations                                                    14

Statements of Changes in Net Assets                                         26

Notes to Financial Statements                                               40

[KPMG LOGO]

                                   KPMG LLP
                                   4200  Wells  Fargo  Center
                                   90 South Seventh Street
                                   Minneapolis, MN 55402

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Life Account:

We have audited the accompanying statements of assets, liabilities, and policy owners' equity of the sub accounts listed in note 1 of Minnesota Life Variable Life Account (collectively, the Account), as of December 31, 2015, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the respective underlying portfolios or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Minnesota Life Variable Life Account as of December 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 31, 2016

            KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative ("KPMG
            International"), a Swiss entity.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015

                                                                               SEGREGATED SUB-ACCOUNTS*
                                                   --------------------------------------------------------------------------------
                                                                        AM         AM CENTURY    AMER       AMER FUNDS  AMER FUNDS
                                                        AB VPS      CENTURY VP      VP INFL    FUNDS IS      IS GLBL    IS GLBL SM
                                                         INTL       INC & GRO      PRO CL     GLBL BOND     GROWTH CL      CP CL
                                                       VALUE CL B     CL II           II         CL 2            2           2
                                                   --------------------------------------------------------------------------------
ASSETS
Investments at net asset value                     $      445,399   3,343,470     3,919,895   1,934,322     1,919,283     2,136,419
Receivable from Minnesota Life for policy
    purchase payments                                          --          --            --          --           459            --
Receivable for investments sold                                 6         319         1,576          84             -           122
                                                   --------------------------------------------------------------------------------
         Total assets                                     445,405   3,343,789     3,921,471   1,934,406     1,919,742     2,136,541
                                                   --------------------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                               6         319         1,576          84            --           122
Payable for investments purchased                              --          --            --          --           459            --
                                                   --------------------------------------------------------------------------------
         Total liabilities                                      6         319         1,576          84           459           122
                                                   --------------------------------------------------------------------------------
         Net assets applicable to policy owners    $      445,399   3,343,470     3,919,895   1,934,322     1,919,283     2,136,419
                                                   ================================================================================

         Total policy owners' equity               $      445,399   3,343,470     3,919,895   1,934,322     1,919,283     2,136,419

         Investment shares                                 33,214     390,136       394,356     176,974         73,283       89,390
         Investments at cost                       $      472,956   3,153,427     4,408,389   2,077,425      2,024,252    2,369,799

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015

                                                                                   SEGREGATED SUB-ACCOUNTS*
                                                   --------------------------------------------------------------------------------
                                                                    AMER FUNDS                            AMER FUNDS    FIDELITY
                                                      AMER FUNDS        IS          AMER      AMER FUNDS     IS US        VIP
                                                      IS GROWTH     GROWTH-INC    FUNDS IS      IS NEW     GOVT/AAA   EQUITY-INCOME
                                                         CL 2          CL 2       INTL CL 2    WORLD CL 2    CL 2         SC2
                                                   --------------------------------------------------------------------------------
ASSETS
Investments at net asset value                     $  11,412,305    11,086,486    5,544,084    14,120,259   532,278      80,973,896
Receivable from Minnesota Life for policy
    purchase payments                                         --            --           --        14,065        --              --
Receivable for investments sold                              406           343        1,778            --        35           2,496
                                                   --------------------------------------------------------------------------------
         Total assets                                 11,412,711    11,086,829    5,545,862    14,134,324   532,313      80,976,392
                                                   --------------------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                            406           343        1,778            --        35           2,496
Payable for investments purchased                             --            --           --        14,065        --              --
                                                   --------------------------------------------------------------------------------
         Total liabilities                                   406           343        1,778        14,065        35           2,496
                                                   --------------------------------------------------------------------------------
         Net assets applicable to policy owners    $  11,412,305    11,086,486    5,544,084    14,120,259   532,278      80,973,896
                                                   ================================================================================

         Total policy owners' equity               $  11,412,305    11,086,486   5,544,084     14,120,259   532,278      80,973,896

         Investment shares                               168,597       246,148     307,663        754,690    43,629       4,040,614
         Investments at cost                       $  12,593,254    12,131,041   5,959,923     16,427,342   536,254      80,525,690

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015

                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                    -------------------------------------------------------------------------------
                                                                                   FRANKLIN     FRANKLIN
                                                       FIDELITY      FRANKLIN       MUTUAL      SMALL CP    FRANKLIN      GOLDMAN
                                                        VIP MID      DEV MKTS      SHS VIP     VAL VIP CL   SM-MD CP    SACHS VI HQ
                                                        CAP SC2      VIP CL 2       CL 2            2      GR VIP CL 2   FLT RT SS
                                                    -------------------------------------------------------------------------------
ASSETS
Investments at net asset value                      $  53,439,007    25,146,799   10,120,834    4,555,854   22,494,257    2,008,965
Receivable from Minnesota Life for policy
    purchase payments                                          --            --           --           --           --           --
Receivable for investments sold                             7,291            86       26,641        8,001        7,199        1,544
                                                    -------------------------------------------------------------------------------
         Total assets                                  53,446,298    25,146,885   10,147,475    4,563,855   22,501,456    2,010,509
                                                    -------------------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                           7,291            86       26,641        8,001        7,199        1,544
Payable for investments purchased                              --            --           --           --           --           --
                                                    -------------------------------------------------------------------------------
         Total liabilities                                  7,291            86       26,641        8,001        7,199        1,544
                                                    -------------------------------------------------------------------------------
         Net assets applicable to policy owners     $  53,439,007    25,146,799   10,120,834    4,555,854   22,494,257    2,008,965
                                                    ===============================================================================

         Total policy owners' equity                $  53,439,007    25,146,799    10,120,834   4,555,854   22,494,257    2,008,965

         Investment shares                              1,678,888     3,978,924       527,127     257,684    1,271,580      193,542
         Investments at cost                        $  49,759,900    35,970,843     8,492,263   5,533,231   25,333,426    2,046,470

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)
                                       4

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015

                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                     -------------------------------------------------------------------------------
                                                          IBBOTSON                                            IBBOTSON
                                                         AGGRESSIVE    IBBOTSON     IBBOTSON      IBBOTSON    INCOME &    INVESCO VI
                                                           GRWTH       BALANCED   CONSERVATIVE    GROWTH       GROWTH     AMER VALUE
                                                           ETF2          ETF2         ETF2          ETF2        ETF2         SR II
                                                     -------------------------------------------------------------------------------
ASSETS
Investments at net asset value                       $  8,752,088    7,051,285     2,106,988    14,334,170   1,134,046     2,546,537
Receivable from Minnesota Life for policy
    purchase payments                                          --           --        10,701            --          --            --
Receivable for investments sold                               396        1,623            --           761         236           130
                                                     -------------------------------------------------------------------------------
        Total assets                                    8,752,484    7,052,908     2,117,689    14,334,931   1,134,282     2,546,667
                                                     -------------------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                             396        1,623            --           761         236          130
Payable for investments purchased                              --           --        10,701            --          --           --
                                                     -------------------------------------------------------------------------------
        Total liabilities                                     396        1,623        10,701           761         236          130
                                                     -------------------------------------------------------------------------------
        Net assets applicable to policy owners       $  8,752,088    7,051,285     2,106,988    14,334,170   1,134,046    2,546,537
                                                     ===============================================================================

        Total policy owners' equity                  $  8,752,088    7,051,285     2,106,988    14,334,170   1,134,046    2,546,537

        Investment shares                                 792,762      657,769       197,468     1,361,270     107,289      163,764
        Investments at cost                          $  8,584,862    7,179,372     2,242,841    14,148,016   1,179,568    3,109,045

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)
                                       5

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015


                                                                                   SEGREGATED SUB-ACCOUNTS*
                                                     ------------------------------------------------------------------------------
                                                                                   INVESCO
                                                                       INVESCO        VI
                                                         INVESCO      VI EQUITY    GROWTH &   INVESCO      IVY VIP        IVY
                                                       VI COMSTOCK    & INC SR      INC SR   VI SM CAP      ASSET         VIP
                                                          SR II          II           II     EQTY SR II   STRATEGY      BALANCED
                                                     ------------------------------------------------------------------------------
ASSETS
Investments at net asset value                       $  5,196,176    1,761,775     321,822   2,437,127    44,283,142   117,541,667
Receivable from Minnesota Life for policy
    purchase payments                                          --           --          --          --         9,939            --
Receivable for investments sold                            11,377           61           4      11,585            --        51,371
                                                     ------------------------------------------------------------------------------
         Total assets                                   5,207,553    1,761,836     321,826   2,448,712    44,293,081   117,593,038
                                                     ------------------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                          11,377           61           4      11,585            --        51,371
Payable for investments purchased                              --           --          --          --         9,939            --
                                                     ------------------------------------------------------------------------------
         Total liabilities                                 11,377           61           4      11,585         9,939        51,371
                                                     ------------------------------------------------------------------------------
         Net assets applicable to policy owners      $  5,196,176    1,761,775     321,822   2,437,127    44,283,142   117,541,667
                                                     ==============================================================================

         Total policy owners' equity                 $  5,196,176    1,761,775     321,822   2,437,127    44,283,142   117,541,667

         Investment shares                                296,755      109,021      16,445     143,699     5,332,877    13,418,764
         Investments at cost                         $  4,660,542    1,860,483     380,674   2,826,509    54,363,606   118,124,206

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015

                                                                                SEGREGATED SUB-ACCOUNTS*
                                                    --------------------------------------------------------------------------------
                                                                     IVY VIP
                                                        IVY VIP       GLBL         IVY VIP      IVY VIP      IVY VIP      IVY VIP
                                                         CORE        NATURAL        GLOBAL       HIGH       INTL CORE    MICRO CAP
                                                        EQUITY         RES          GROWTH      INCOME        EQUITY      GROWTH
                                                    --------------------------------------------------------------------------------
ASSETS
Investments at net asset value                      $  16,959,118    4,906,141    10,557,594   12,341,680   152,866,475   17,607,461
Receivable from Minnesota Life for policy
    purchase payments                                          --           --            --           --            --           --
Receivable for investments sold                             8,194          452        22,650          557        31,084        3,385
                                                    --------------------------------------------------------------------------------
         Total assets                                  16,967,312    4,906,593    10,580,244   12,342,237   152,897,559   17,610,846
                                                    --------------------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                           8,194          452        22,650          557        31,084        3,385
Payable for investments purchased                              --           --            --           --            --            -
                                                    --------------------------------------------------------------------------------
        Total liabilities                                   8,194          452        22,650          557        31,084        3,385
                                                    --------------------------------------------------------------------------------
        Net assets applicable to policy owners      $  16,959,118    4,906,141    10,557,594   12,341,680   152,866,475   17,607,461
                                                    ================================================================================

        Total policy owners' equity                 $  16,959,118    4,906,141    10,557,594   12,341,680  152,866,475    17,607,461

        Investment shares                               1,443,194    1,339,232     1,216,607    3,682,654    9,845,267       853,939
        Investments at cost                         $  18,022,094    6,967,956    10,316,116   14,888,949  173,429,302    18,567,878

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015

                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                    --------------------------------------------------------------------------------
                                                                                                               JANUS
                                                        IVY VIP        IVY VIP     IVY VIP                      ASPEN       JANUS
                                                        MID CAP       SCIENCE &   SMALL CAP     IVY VIP       BALANCED      ASPEN
                                                        GROWTH           TECH       VALUE        VALUE           SS       FORTY SS
                                                    --------------------------------------------------------------------------------
ASSETS
Investments at net asset value                      $  3,342,139    14,774,294   57,336,903   62,338,364     8,190,677   52,028,517
Receivable from Minnesota Life for policy
    purchase payments                                      1,853            --        5,742           --           485        7,969
Receivable for investments sold                               --         1,373           --       44,585            --           --
                                                    --------------------------------------------------------------------------------
         Total assets                                  3,343,992    14,775,667   57,342,645   62,382,949     8,191,162   52,036,486
                                                    --------------------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                             --         1,373           --       44,585            --           --
Payable for investments purchased                          1,853            --        5,742           --           485        7,969
                                                    --------------------------------------------------------------------------------
         Total liabilities                                 1,853         1,373        5,742       44,585           485        7,969
                                                    --------------------------------------------------------------------------------
         Net assets applicable to policy owners     $  3,342,139    14,774,294   57,336,903   62,338,364     8,190,677   52,028,517
                                                    ================================================================================

         Total policy owners' equity                $  3,342,139   14,774,294    57,336,903   62,338,364      8,190,677  52,028,517

         Investment shares                               354,720      643,603     3,662,460   10,132,695        259,117   1,483,139
         Investments at cost                        $  3,550,512   14,949,423    54,080,564   62,301,833      7,782,405  51,794,620

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015

                                                                                SEGREGATED SUB-ACCOUNTS*
                                                    --------------------------------------------------------------------------------
                                                         JANUS        JANUS
                                                         ASPEN        ASPEN      MFS VIT   MFS VIT MID   MORGSTANLEY    NEUBERGERBER
                                                       OVERSEAS      PERK MID    II INTL   CAP GROWTH   UIF EMG MK EQ      MAN SOC
                                                           SS       CP VAL SS    VALUE SC    SER SC         CL 2          RESP S CL
                                                    --------------------------------------------------------------------------------
ASSETS
Investments at net asset value                      $  53,946,727   3,499,094    719,194   2,386,224       5,388,536     1,352,510
Receivable from Minnesota Life for policy
    purchase payments                                       7,920          --         --          --              --            --
Receivable for investments sold                                --      10,718         40         195           4,928            99
                                                    --------------------------------------------------------------------------------
         Total assets                                  53,954,647   3,509,812    719,234   2,386,419       5,393,464     1,352,609
                                                    --------------------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                              --      10,718         40         195           4,928            99
Payable for investments purchased                           7,920          --         --          --              --            --
                                                    --------------------------------------------------------------------------------
         Total liabilities                                  7,920      10,718         40         195           4,928            99
                                                    --------------------------------------------------------------------------------
         Net assets applicable to policy owners     $  53,946,727   3,499,094    719,194   2,386,224       5,388,536     1,352,510
                                                    ================================================================================

         Total policy owners' equity                $  53,946,727   3,499,094    719,194   2,386,224       5,388,536     1,352,510

         Investment shares                              1,937,742     220,902     32,499     303,978         436,319        62,791
         Investments at cost                        $  76,015,783   3,837,046    730,367   2,454,065       6,332,667     1,417,065

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015

                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                     ------------------------------------------------------------------------------
                                                                                                              PUTNAM       PUTNAM
                                                                                  PIMCO VIT    PIMCO VIT        VT           VT
                                                       OPPENHEIMER  OPPENHEIMER   LOW DUR        TOTAL        EQUITY       GROWTH
                                                      INTL GROW VA   MS SM CAP    PORT ADV       RETURN       INCOME      AND INC
                                                           SS          VA SS         CL          ADV CL       CL IB        CL IB
                                                     ------------------------------------------------------------------------------
ASSETS
Investments at net asset value                       $  25,968,081   1,384,066    5,548,533    22,616,063    5,672,610    1,082,741
Receivable from Minnesota Life for policy
    purchase payments                                       13,922          --           --        25,037           --           --
Receivable for investments sold                                 --          71        1,615            --          413          171
                                                     ------------------------------------------------------------------------------
         Total assets                                $  25,982,003   1,384,137    5,550,148    22,641,100    5,673,023    1,082,912
                                                     ------------------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                               --          71        1,615            --          413          171
Payable for investments purchased                           13,922          --           --        25,037           --           --
                                                     ------------------------------------------------------------------------------
         Total liabilities                                  13,922          71        1,615        25,037          413          171
                                                     ------------------------------------------------------------------------------
         Net assets applicable to policy owners         25,968,081   1,384,066    5,548,533    22,616,063    5,672,610    1,082,741
                                                     ==============================================================================

         Total policy owners' equity                 $  25,968,081   1,384,066    5,548,533    22,616,063    5,672,610    1,082,741

         Investment shares                              11,339,773      65,751      541,320     2,137,624      263,230       45,628
         Investments at cost                         $  27,530,786   1,639,129    5,775,003    24,125,913    4,828,517    1,108,851

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015

                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                    --------------------------------------------------------------------------------
                                                                                                                SFT
                                                                                                             ADVANTUS         SFT
                                                       PUTNAM VT     PUTNAM VT    PUTNAM VT       SFT        INDEX 400      ADVANTUS
                                                      INTER EQ CL    MULTI-CAP   VOYAGER CL     ADVANTUS        MC        INDEX 500
                                                          IB         GRO CL IB       IB        BOND CL 2       CL 2          CL 2
                                                    --------------------------------------------------------------------------------
ASSETS
Investments at net asset value                      $   6,233,355    1,059,759   2,555,034   98,085,973    74,562,377    240,968,160
Receivable from Minnesota Life for policy
    purchase payments                                          --           --          --       33,678        19,469             --
Receivable for investments sold                             3,575           88       1,864           --            --         29,548
                                                    --------------------------------------------------------------------------------
         Total assets                                   6,236,930    1,059,847   2,556,898   98,119,651    74,581,846    240,997,708
                                                    --------------------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                           3,575           88       1,864           --            --         29,548
Payable for investments purchased                              --           --          --       33,678        19,469             --
                                                    --------------------------------------------------------------------------------
         Total liabilities                                  3,575           88       1,864       33,678        19,469         29,548
                                                    --------------------------------------------------------------------------------
         Net assets applicable to policy owners     $   6,233,355    1,059,759   2,555,034   98,085,973    74,562,377    240,968,160
                                                    ================================================================================

         Total policy owners' equity                    6,233,355    1,059,759   2,555,034   98,085,973    74,562,377    240,968,160

         Investment shares                                476,921       31,335      58,444    6,270,417    21,355,613     31,323,917
         Investments at cost                            5,251,691    1,068,959   3,034,307   74,704,858    40,943,284    127,758,069


 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015


                                                                                   SEGREGATED SUB-ACCOUNTS*
                                                    -------------------------------------------------------------------------------
                                                            SFT        SFT           SFT          SFT
                                                         ADVANTUS    ADVANTUS      ADVANTUS     ADVANTUS       SFT        SFT IVY
                                                         INTL BOND    MONEY      MORTGAGE CL  REAL ESTATE      IVY       SMALL CAP
                                                            CL 2      MARKET          2           CL 2        GROWTH      GROWTH
                                                    -------------------------------------------------------------------------------
ASSETS
Investments at net asset value                      $ 27,125,258   29,027,695    34,059,739    65,614,857   267,130,425  93,377,521
Receivable from Minnesota Life for policy
    purchase payments                                         --        1,625            --            --            --          --
Receivable for investments sold                              431           --        13,236         2,576        41,221      17,001
                                                    -------------------------------------------------------------------------------
         Total assets                                 27,125,689   29,029,320    34,072,975    65,617,433   267,171,646  93,394,522
                                                    -------------------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                            431           --        13,236         2,576        41,221      17,001
Payable for investments purchased                             --        1,625            --            --            --          --
                                                    -------------------------------------------------------------------------------
         Total liabilities                                   431        1,625        13,236         2,576        41,221      17,001
                                                    -------------------------------------------------------------------------------
         Net assets applicable to policy owners     $ 27,125,258   29,027,695    34,059,739    65,614,857   267,130,425  93,377,521
                                                    ===============================================================================

         Total policy owners' equity                $ 27,125,258   29,027,695    34,059,739     65,614,857  267,130,425  93,377,521

         Investment shares                            11,416,076   29,041,286    18,301,828     15,442,554   22,239,495   8,966,135
         Investments at cost                        $ 22,859,517   29,041,286    27,658,925     41,907,816  222,733,578  89,851,076

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015

                                                                SEGREGATED SUB-ACCOUNTS*
                                                    --------------------------------------------
                                                           SFT
                                                         PYRAMIS
                                                           CORE
                                                        EQUITY CL    SFT T. ROWE
                                                            2        PRICE VALUE       TOTALS
                                                    --------------------------------------------
ASSETS
Investments at net asset value                      $  67,488,583    79,687,145    2,092,390,258
Receivable from Minnesota Life for policy
    purchase payments                                          --        23,273          176,137
Receivable for investments sold                            37,846            --          413,382
                                                    --------------------------------------------
         Total assets                                  67,526,429    79,710,418    2,092,979,782
                                                    --------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                          37,846            --          413,387
Payable for investments purchased                              --        23,273          176,137
                                                    --------------------------------------------
         Total liabilities                                 37,846        23,273          589,524
                                                    --------------------------------------------
         Net assets applicable to policy owners     $  67,488,583    79,687,145    2,092,390,258
                                                    ============================================

         Total policy owners' equity                $  67,488,583    79,687,145    2,092,390,258

         Investment shares                              6,018,400     7,505,699
         Investments at cost                        $  60,359,993    75,299,714    1,903,395,526

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year of Period ended December 31, 2015

                                                                             SEGREGATED SUB-ACCOUNTS*
                                                       ----------------------------------------------------------------------------
                                                                                                AMER
                                                          AB VPS                     AM       FUNDS IS                      AMER
                                                          INTL      AM CENTURY    CENTURY       GLBL       AMER FUNDS     FUNDS IS
                                                          VALUE     VP INC &      VP INFL      BOND CL       IS GLBL      GLBL SM
                                                          CL B      GRO CL II    PRO CL II       2         GROWTH CL 2    CP CL 2
                                                       ----------------------------------------------------------------------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                             $    9,546     64,306       82,094          847        18,441            -
  Mortality, expense and
    administrative charges (note 3)                        (2,716)   (17,431)     (20,790)      (8,400)       (6,961)      (9,508)
    Fees waived (note 3)                                       --         --           --           --            --           --
                                                       ---------------------------------------------------------------------------
    Investment income (loss) - net                          6,830     46,875       61,304       (7,553)       11,480       (9,508)
                                                       ---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                                     --    293,743           --       44,204       137,237      141,142

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                                   470,347    632,733      722,424      275,583       433,862      519,638
    Cost of investments sold                             (461,621)  (352,800)    (843,419)    (291,055)     (456,339)    (512,299)
                                                       ---------------------------------------------------------------------------
  Realized gains (losses) on sales
    of investments                                          8,726    279,933     (120,995)     (15,472)      (22,477)       7,339
    Net realized gains (losses) on
      investments                                           8,726    573,676     (120,995)      28,732       114,760      148,481

  Net change in unrealized appreciation
    (depreciation) of investments                         (13,564)  (842,713)     (64,725)     (99,748)      (70,573)    (192,848)
                                                       ---------------------------------------------------------------------------

    Realized and unrealized gains
      (losses) on investments - net                        (4,838)  (269,037)    (185,720)     (71,016)       44,187      (44,367)
                                                       ---------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                            $    1,992   (222,162)    (124,416)     (78,569)       55,667      (53,875)
                                                       ===========================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year of Period ended December 31, 2015


                                                                                     SEGREGATED SUB-ACCOUNTS*
                                                   ---------------------------------------------------------------------------------
                                                                                                          AMER
                                                                  AMER FUNDS      AMER                  FUNDS IS         FIDELITY
                                                      AMER FUNDS     IS           FUNDS   AMER FUNDS       US              VIP
                                                      IS GROWTH  GROWTH-INC     IS INTL     IS NEW     GOVT/AAA CL     EQUITY-INCOME
                                                        CL 2         CL 2         CL 2    WORLD CL 2       2               SC2
                                                   ---------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                         $     65,911     136,168      85,127       85,958        7,565     10,016,080
  Mortality, expense and
    administrative charges (note 3)                     (50,887)    (46,395)    (24,281)     (75,743)      (2,304)      (427,052)
    Fees waived (note 3)                                     --          --          --           --           --             --
                                                   ---------------------------------------------------------------------------------
    Investment income (loss) - net                       15,024      89,773      60,846       10,215        5,261      9,589,028
                                                   ---------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                            2,057,855   1,301,601     271,360      860,285        4,311        636,169

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                                 808,413     518,476     523,407    2,992,604      360,714      6,598,955
    Cost of investments sold                           (645,202)   (379,354)   (406,247)  (3,387,435)    (359,394)    (7,923,569)
                                                   ---------------------------------------------------------------------------------
  Realized gains (losses) on sales
    of investments                                      163,211     139,122     117,160     (394,831)       1,320     (1,324,614)
    Net realized gains (losses) on
      investments                                     2,221,066   1,440,723     388,520      465,454        5,631       (688,445)

  Net change in unrealized appreciation
    (depreciation) of investments                    (1,639,336) (1,440,121)   (738,102)  (1,011,963)      (7,459)  (12,908,181)
                                                   ---------------------------------------------------------------------------------

    Realized and unrealized gains
      (losses) on investments - net                     581,730         602    (349,582)    (546,509)      (1,828)  (13,596,626)
                                                   ---------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                        $    596,754      90,375    (288,736)    (536,294)       3,433     (4,007,598)
                                                   =================================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year of Period ended December 31, 2015

                                                                               SEGREGATED SUB-ACCOUNTS*
                                                       ----------------------------------------------------------------------------
                                                                                   FRANKLIN    FRANKLIN       FRANKLIN    GOLDMAN
                                                          FIDELITY     FRANKLIN     MUTUAL     SMALL CP       SM-MD CP   SACHS VI
                                                          VIP MID      DEV MKTS     SHS VIP     VAL VIP      GR VIP CL   HQ FLT RT
                                                          CAP SC2      VIP CL 2      CL 2         CL 2           2          SS
                                                       ----------------------------------------------------------------------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                             $  7,027,195      576,470      371,255      35,147          --       9,069
  Mortality, expense and
    administrative charges (note 3)                        (287,014)    (142,208)     (59,410)    (26,234)   (122,420)    (10,239)
    Fees waived (note 3)                                         --           --           --          --          --           -
                                                       ----------------------------------------------------------------------------
    Investment income (loss) - net                        6,740,181      434,262      311,845       8,913    (122,420)     (1,170)
                                                       ----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                                   55,463    3,671,051      819,139     808,337   5,897,775          --

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                                   5,012,694    2,245,789    2,049,087   1,658,443   2,582,527     341,840
    Cost of investments sold                             (4,968,518)  (1,620,057)  (1,642,003) (1,404,358) (2,746,915)   (354,930)
                                                       ----------------------------------------------------------------------------
  Realized gains (losses) on sales
    of investments                                           44,176      625,732      407,084     254,085    (164,388)    (13,090)
    Net realized gains (losses) on
      investments                                            99,639    4,296,783    1,226,223   1,062,422   5,733,387     (13,090)

  Net change in unrealized appreciation
    (depreciation) of investments                        (7,932,981) (10,814,053)  (2,144,829) (1,453,398) (6,279,655)     (4,598)
                                                       ----------------------------------------------------------------------------

    Realized and unrealized gains
      (losses) on investments - net                      (7,833,342)  (6,517,270)    (918,606)   (390,976)   (546,268)    (17,688)
                                                       ----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                            $ (1,093,161)  (6,083,008)    (606,761)   (382,063)   (668,688)    (18,858)
                                                       ============================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year of Period ended December 31, 2015

                                                                                SEGREGATED SUB-ACCOUNTS*
                                                     ---------------------------------------------------------------------------
                                                                                                          IBBOTSON
                                                       IBBOTSON                                            INCOME      INVESCO
                                                      AGGRESSIVE    IBBOTSON     IBBOTSON     IBBOTSON       &         VI AMER
                                                        GRWTH       BALANCED   CONSERVATIVE    GROWTH      GROWTH      VALUE SR
                                                        ETF2          ETF2         ETF2         ETF2        ETF2          II
                                                     --------------------------------------------------------------------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                           $     109,454    102,843      27,864     188,265     20,545          212
  Mortality, expense and
    administrative charges (note 3)                        (48,601)   (37,731)    (11,832)    (67,994)    (7,349)     (10,939)
    Fees waived (note 3)                                        --         --          --          --         --           --
                                                     --------------------------------------------------------------------------
    Investment income (loss) - net                          60,853     65,112      16,032     120,271     13,196      (10,727)
                                                     --------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                                 132,599    192,420      56,951     216,536     51,271      320,361

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                                  3,314,402    865,823     365,001     870,398    454,362      888,408
    Cost of investments sold                            (2,424,992)  (771,706)   (376,415)   (751,518)  (432,227)    (815,939)
                                                     --------------------------------------------------------------------------
  Realized gains (losses) on sales
    of investments                                         889,410     94,117     (11,414)    118,880     22,135       72,469
    Net realized gains (losses) on
      investments                                        1,022,009    286,537      45,537     335,416     73,406      392,830

  Net change in unrealized appreciation
    (depreciation) of investments                       (1,362,635)  (552,597)   (100,971)   (917,635)  (119,723)    (690,409)
                                                     --------------------------------------------------------------------------

    Realized and unrealized gains
      (losses) on investments - net                       (340,626)  (266,060)    (55,434)   (582,219)   (46,317)    (297,579)
                                                     --------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $    (279,773)  (200,948)    (39,402)   (461,948)   (33,121)    (308,306)
                                                     ==========================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year of Period ended December 31, 2015

                                                                               SEGREGATED SUB-ACCOUNTS*
                                                        ------------------------------------------------------------------------
                                                                        INVESCO    INVESCO
                                                          INVESCO         VI         VI       INVESCO
                                                             VI        EQUITY &    GROWTH    VI SM CAP     IVY VIP        IVY
                                                         COMSTOCK       INC SR      & INC     EQTY SR       ASSET         VIP
                                                           SR II          II        SR II       II        STRATEGY      BALANCED
                                                        ------------------------------------------------------------------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                              $    93,747     41,582      8,652         --      182,424     1,120,635
  Mortality, expense and
    administrative charges (note 3)                         (28,865)    (8,839)    (1,657)   (13,421)    (249,926)     (618,576)
    Fees waived (note 3)                                         --         --         --         --           --            --
                                                        ------------------------------------------------------------------------
    Investment income (loss) - net                           64,882     32,743      6,995    (13,421)     (67,502)      502,059
                                                        ------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                                   15,482    160,654     50,628    538,351    8,759,700    16,477,795

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                                   1,061,581    245,351     33,911    517,081    8,080,777    10,545,670
    Cost of investments sold                               (649,153)  (189,775)   (33,570)  (387,413)  (7,878,391)   (8,714,538)
                                                        ------------------------------------------------------------------------
  Realized gains (losses) on sales
    of investments                                          412,428     55,576        341    129,668      202,386     1,831,132
    Net realized gains (losses) on
      investments                                           427,910    216,230     50,969    668,019    8,962,086    18,308,927

  Net change in unrealized appreciation
    (depreciation) of investments                          (905,193)  (303,407)   (69,277)  (817,593) (13,282,938)  (19,753,127)
                                                        ------------------------------------------------------------------------

    Realized and unrealized gains
      (losses) on investments - net                        (477,283)   (87,177)   (18,308)  (149,574)  (4,320,852)   (1,444,200)
                                                        ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                             $  (412,401)   (54,434)   (11,313)  (162,995)  (4,388,354)     (942,141)
                                                        ========================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year of Period ended December 31, 2015



                                                                               SEGREGATED SUB-ACCOUNTS*
                                                       --------------------------------------------------------------------------

                                                                      IVY VIP       IVY                   IVY VIP
                                                          IVY VIP      GLBL         VIP       IVY VIP      INTL          IVY VIP
                                                           CORE       NATURAL      GLOBAL       HIGH       CORE         MICRO CAP
                                                          EQUITY        RES        GROWTH      INCOME     EQUITY         GROWTH
                                                       --------------------------------------------------------------------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                             $    61,412       6,356      47,529     840,391    2,126,268           --
  Mortality, expense and
    administrative charges (note 3)                        (85,959)    (29,954)    (55,568)    (68,263)    (822,228)    (101,834)
    Fees waived (note 3)                                        --          --          --          --           --           --
                                                       --------------------------------------------------------------------------
    Investment income (loss) - net                         (24,547)    (23,598)     (8,039)    772,128    1,304,040     (101,834)
                                                       --------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                               2,873,725          --     550,865     142,688   21,005,331    3,223,030

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                                  1,699,011   2,274,283   1,527,249   1,613,458   11,981,820    2,653,291
    Cost of investments sold                            (1,494,724) (2,481,810) (1,091,119)  (1,808,628) (12,040,681)  (2,233,574)
                                                       --------------------------------------------------------------------------
  Realized gains (losses) on sales
    of investments                                         204,287    (207,527)    436,130    (195,170)     (58,861)     419,717
    Net realized gains (losses) on
      investments                                        3,078,012    (207,527)    986,995     (52,482)  20,946,470    3,642,747

  Net change in unrealized appreciation
    (depreciation) of investments                       (3,294,428) (1,173,479)   (647,600) (1,638,425) (24,069,987)  (5,483,136)
                                                       --------------------------------------------------------------------------

    Realized and unrealized gains
      (losses) on investments - net                       (216,416) (1,381,006)    339,395  (1,690,907)  (3,123,517)  (1,840,389)
                                                       --------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                            $  (240,963) (1,404,604)    331,356    (918,779)  (1,819,477)  (1,942,223)
                                                       ==========================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year of Period ended December 31, 2015

                                                                               SEGREGATED SUB-ACCOUNTS*
                                                       --------------------------------------------------------------------------
                                                                                   IVY VIP                    JANUS      JANUS
                                                          IVY VIP     IVY VIP       SMALL                     ASPEN      ASPEN
                                                          MID CAP     SCIENCE        CAP         IVY VIP    BALANCED     FORTY
                                                          GROWTH      & TECH        VALUE         VALUE        SS          SS
                                                       --------------------------------------------------------------------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                             $       --          --       53,138       520,355    115,430           --
  Mortality, expense and
    administrative charges (note 3)                       (19,259)    (75,906)    (307,835)     (331,407)   (41,655)    (253,426)
    Fees waived (note 3)                                       --          --           --            --         --           --
                                                       --------------------------------------------------------------------------
    Investment income (loss) - net                        (19,259)    (75,906)    (254,697)      188,948     73,775     (253,426)
                                                       --------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                                324,274     884,647    4,857,077     8,683,025    271,184   10,347,840

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                                 1,006,469   3,423,416    5,536,310     5,855,569    863,991    5,234,362
    Cost of investments sold                             (787,582) (2,409,841)  (5,084,969)   (4,894,634)  (757,205)  (4,516,380)
                                                       --------------------------------------------------------------------------
  Realized gains (losses) on sales
    of investments                                        218,887   1,013,575      451,341       960,935    106,786      717,982
    Net realized gains (losses) on
      investments                                         543,161   1,898,222    5,308,418     9,643,960    377,970   11,065,822

  Net change in unrealized appreciation
    (depreciation) of investments                        (747,686) (2,431,736)  (8,758,231)  (12,757,752)  (452,747)  (5,432,050)
                                                       --------------------------------------------------------------------------

    Realized and unrealized gains
      (losses) on investments - net                      (204,525)   (533,514)  (3,449,813)   (3,113,792)   (74,777)   5,633,772
                                                       --------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                            $ (223,784)   (609,420)  (3,704,510)   (2,924,844)    (1,002)   5,380,346
                                                       ==========================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year of Period ended December 31, 2015

                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                      -----------------------------------------------------------------------------
                                                                                                                        NEUBERGERBE
                                                            JANUS        JANUS                   MFS VIT   MORGSTANLEY     RMAN
                                                            ASPEN        ASPEN     MFS VIT II    MID CAP     UIF EMG       SOC
                                                          OVERSEAS     PERK MID    INTL VALUE    GROWTH     MK EQ CL      RESP S
                                                             SS        CP VAL SS     SC (a)      SER SC        2            CL
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                                   305,409     38,169      4,963           --       45,624        4,238
  Mortality, expense and
    administrative charges (note 3)                         (299,850)   (18,502)      (918)     (10,536)     (28,668)      (6,762)
    Fees waived (note 3)                                          --         --         --           --           --           --
                                                      -----------------------------------------------------------------------------
    Investment income (loss) - net                             5,559     19,667      4,045      (10,536)      16,956       (2,524)
                                                      -----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                                 1,786,990    359,100      2,840      226,902           --      119,826

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                                    6,234,817    794,408     21,076      578,271    1,102,971      620,428
    Cost of investments sold                              (6,032,817)  (701,613)   (22,716)    (387,480)  (1,078,917)    (475,739)
                                                      -----------------------------------------------------------------------------
  Realized gains (losses) on sales
    of investments                                           202,000     92,795     (1,640)     190,791       24,054      144,689
    Net realized gains (losses) on
      investments                                          1,988,990    451,895      1,200      417,693       24,054      264,515

  Net change in unrealized appreciation
    (depreciation) of investments                         (7,366,941)  (625,354)   (11,173)    (350,489)    (719,758)    (261,470)
                                                      -----------------------------------------------------------------------------

    Realized and unrealized gains
      (losses) on investments - net                       (5,377,951)  (173,459)    (9,973)      67,204     (695,704)       3,045
                                                      -----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                               (5,372,392)  (153,792)    (5,928)      56,668     (678,748)         521
                                                      =============================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year of Period ended December 31, 2015

                                                                                   SEGREGATED SUB-ACCOUNTS*
                                                       ---------------------------------------------------------------------------
                                                                                                                          PUTNAM
                                                                                     PIMCO VIT    PIMCO VIT  PUTNAM VT     VT
                                                        OPPENHEIMER   OPPENHEIMER    LOW DUR       TOTAL      EQUITY     GROWTH
                                                         INTL GROW     MS SM CAP      PORT         RETURN    INCOME CL   AND INC
                                                           VA SS         VA SS        ADV CL       ADV CL       IB        CL IB
                                                       ---------------------------------------------------------------------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                             $    306,927       9,397      195,163    1,075,490     94,248       17,882
  Mortality, expense and
    administrative charges (note 3)                        (162,215)     (7,200)     (30,366)    (105,996)   (29,725)      (5,244)
    Fees waived (note 3)                                         --          --           --           --         --           --
                                                       ---------------------------------------------------------------------------
    Investment income (loss) - net                          144,712       2,197      164,797      969,494     64,523       12,638
                                                       ---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                                2,317,967     217,661           --      241,933         --           --

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                                   9,997,889     446,277    1,538,928    3,073,764    879,634      120,429
    Cost of investments sold                             (7,176,508)   (487,531)  (1,568,455)  (3,083,215)  (534,903)     (91,782)
                                                       ---------------------------------------------------------------------------
  Realized gains (losses) on sales
    of investments                                        2,821,381     (41,254)     (29,527)      (9,451)   344,731       28,647
    Net realized gains (losses) on
      investments                                         5,139,348     176,407      (29,527)     232,482    344,731       28,647

  Net change in unrealized appreciation
    (depreciation) of investments                      $ (4,373,900)   (263,908)    (148,376)  (1,244,945)  (615,888)    (130,710)
                                                       ---------------------------------------------------------------------------

    Realized and unrealized gains
      (losses) on investments - net                         765,448     (87,501)    (177,903)  (1,012,463)  (271,157)    (102,063)
                                                       ---------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 910,160     (85,304)     (13,106)     (42,969)  (206,634)     (89,425)
                                                       ===========================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year of Period ended December 31, 2015

                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                     -------------------------------------------------------------------------------
                                                          PUTNAM      PUTNAM
                                                            VT          VT                          SFT         SFT           SFT
                                                           INTER     MULTI-CAP     PUTNAM VT      ADVANTUS     ADVANTUS     ADVANTUS
                                                           EQ CL      GRO CL       VOYAGER CL       BOND      INDEX 400    INDEX 500
                                                             IB         IB             IB           CL 2       MC CL 2        CL 2
                                                     -------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                              $   78,023      6,580        34,731            --           --           --
  Mortality, expense and
    administrative charges (note 3)                        (33,126)    (6,038)      (15,266)     (508,532)    (401,262)  (1,234,253)
    Fees waived (note 3)                                        --         --            --            --           --           --
                                                        ----------------------------------------------------------------------------
    Investment income (loss) - net                          44,897        542        19,465      (508,532)    (401,262)  (1,234,253)
                                                        ----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                                      --     15,675       474,770            --           --           --

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                                    771,168    526,770     1,402,434     7,879,391    8,173,932   17,749,436
    Cost of investments sold                              (437,142)  (469,035)   (1,059,836)   (5,403,858)  (3,865,196)  (7,684,570)
                                                        ----------------------------------------------------------------------------
  Realized gains (losses) on sales
    of investments                                         334,026     57,735       342,598     2,475,533    4,308,736   10,064,866
    Net realized gains (losses) on
      investments                                          334,026     73,410       817,368     2,475,533    4,308,736   10,064,866

  Net change in unrealized appreciation
    (depreciation) of investments                         (385,918)   (69,102)   (1,029,461)   (2,264,033)  (6,245,469)  (7,824,141)
                                                        ----------------------------------------------------------------------------

    Realized and unrealized gains
      (losses) on investments - net                        (51,892)     4,308      (212,093)      211,500   (1,936,733)    2,240,725
                                                        ----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                             $   (6,995)     4,850      (192,628)     (297,032)  (2,337,995)    1,006,472
                                                        ============================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year of Period ended December 31, 2015


                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                       -----------------------------------------------------------------------------
                                                                                                 SFT
                                                           SFT          SFT           SFT      ADVANTUS
                                                        ADVANTUS    ADVANTUS      ADVANTUS       REAL          SFT        SFT IVY
                                                        INTL BOND   MONEY         MORTGAGE     ESTATE CL       IVY       SMALL CAP
                                                          CL 2        MARKET         CL 2          2          GROWTH      GROWTH
                                                       -----------------------------------------------------------------------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                                      --           --           --          --            --           --
  Mortality, expense and
    administrative charges (note 3)                       (144,093)    (133,225)    (175,110)   (289,288)   (1,375,950)    (527,714)
    Fees waived (note 3)                                        --           --           --          --            --       80,922
                                                       -----------------------------------------------------------------------------
    Investment income (loss) - net                        (144,093)    (133,225)    (175,110)   (289,288)   (1,375,950)    (446,792)
                                                       -----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                                      --           --           --           --            --          --

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                                  2,649,252    6,438,057    3,571,086    7,529,345    26,689,550  10,568,242
    Cost of investments sold                            (1,704,110)  (6,438,057)  (2,414,918)  (5,343,162)  (22,515,803) (9,466,037)
                                                       -----------------------------------------------------------------------------
  Realized gains (losses) on sales
    of investments                                         945,142           --    1,156,168    2,186,183     4,173,747   1,102,205
    Net realized gains (losses) on
      investments                                          945,142           --    1,156,168    2,186,183     4,173,747   1,102,205

  Net change in unrealized appreciation
    (depreciation) of investments                       (2,149,264)          --     (122,915)     637,166    13,985,225  (4,374,921)
                                                       -----------------------------------------------------------------------------

    Realized and unrealized gains
      (losses) on investments - net                     (1,204,122)          --    1,033,253    2,823,349    18,158,972  (3,272,716)
                                                       -----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                             (1,348,215)    (133,225)     858,143    2,534,061    16,783,022  (3,719,508)
                                                       =============================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.


                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year of Period ended December 31, 2015

                                                                 SEGREGATED SUB-ACCOUNTS*
                                                        ------------------------------------------
                                                             SFT         SFT T.
                                                           PYRAMIS        ROWE
                                                         CORE EQUITY      PRICE
                                                            CL 2          VALUE         TOTALS
                                                        ------------------------------------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                                         --           --    26,475,125
  Mortality, expense and
    administrative charges (note 3)                          (367,227)    (419,251)  (10,975,334)
    Fees waived (note 3)                                      136,822       30,706       248,450
                                                        ------------------------------------------
    Investment income (loss) - net                           (230,405)    (388,545)   15,748,241
                                                        ------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                                         --           --   102,899,770

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                                     8,604,254    8,748,547   236,369,886
    Cost of investments sold                               (7,593,509)  (8,123,251)  (195,942,459)
                                                        ------------------------------------------
  Realized gains (losses) on sales
    of investments                                          1,010,745      625,296    40,427,427
    Net realized gains (losses) on
      investments                                           1,010,745      625,296   143,327,197

  Net change in unrealized appreciation
    (depreciation) of investments                            (375,934) (2,278,254)  (182,031,542)
                                                        ------------------------------------------

    Realized and unrealized gains
      (losses) on investments - net                           634,811  (1,652,958)   (38,704,345)
                                                        ------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                   404,406  (2,041,503)   (22,956,104)
                                                        ==========================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

(a)   For the period from May 1, 2015 through December 31, 2015.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Changes in Net Assets
                Years or Periods ended December 31, 2015 and 2014

                                                                             SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                            AM CENTURY
                                                             VP INC &     AM CENTURY   AM CENTURY VP   AM CENTURY VP
                                              AB VPS INTL     GRO CL     VP INFL PRO   ULTRA CL II     VALUE CL II    AMER FUNDS IS
                                               VALUE CL B       II          CL II          (a)             (a)       GLBL BOND CL 2
                                            ----------------------------------------------------------------------------------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net           $        8,554       41,073        32,420         25,112         100,219         12,656
   Net realized gains (losses)
     on investments                                  5,371      230,132        38,321     13,930,113      11,332,197         13,659
   Net change in unrealized
     appreciation (depreciation)
     of investments                                (35,032)      81,554        39,818    (14,593,448)    (10,327,065)       (19,650)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting from                    (21,107)     352,759       110,559       (638,223)      1,105,351          6,665
   operations

Policy transactions (notes 3
   and 6)
   Policy purchase payments                         78,907    1,006,677       706,546        356,821         387,208        623,305
   Policy terminations,
     withdrawal payments and
     charges                                       (28,735)    (418,431)     (576,740)   (37,461,647)    (32,243,792)      (549,136)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                              50,172      588,246       129,806    (37,104,826)    (31,856,584)        74,169
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets                   29,065      941,005       240,365    (37,743,049)    (30,751,233)        80,834
Net assets at the beginning of
   year                                            246,155    2,810,026     3,890,768     37,743,049      30,751,233      1,560,678
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $      275,220    3,751,031     4,131,133             --             --       1,641,512
                                            ========================================================================================

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net           $        6,830       46,875        61,304             --             --          (7,553)
   Net realized gains (losses)
     on investments                                  8,726      573,676      (120,995)            --             --          28,732
   Net change in unrealized
     appreciation (depreciation)
     of investments                                (13,564)    (842,713)      (64,725)            --             --         (99,748)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                   1,992     (222,162)     (124,416)            --             --         (78,569)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                        636,749      439,417       625,107             --             --         643,698
   Policy terminations,
     withdrawal payments and
     charges                                      (468,562)    (624,816)     (711,929)            --             --        (272,319)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                             168,187     (185,399)      (86,822)            --             --         371,379
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                      170,179     (407,561)     (211,238)            --             --         292,810
Net assets at the beginning of
   year                                            275,220    3,751,031     4,131,133             --             --       1,641,512
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $       445,399    3,343,470     3,919,895            --             --       1,934,322
                                            ========================================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                              SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                               AMER FUNDS   AMER FUNDS     AMER FUNDS    AMER FUNDS IS    AMER FUNDS   AMER FUNDS IS
                                                IS GLBL     IS GLBL SM    IS GROWTH CL    GROWTH-INC      IS INTL CL    NEW WORLD CL
                                              GROWTH CL 2    CP CL 2            2             CL 2              2            2
                                            ----------------------------------------------------------------------------------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net           $        5,725      (8,285)         40,039        74,108          38,124         80,481
   Net realized gains (losses)
     on investments                                171,813     198,009         446,626       428,932          42,926      1,549,856
   Net change in unrealized
     appreciation (depreciation)
     of investments                               (167,327)   (261,456)        (15,935)      (37,656)       (208,269)    (2,968,087)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                  10,211     (71,732)        470,730       465,384        (127,219)    (1,337,750)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                        553,263   2,625,637       6,174,764     5,828,034         996,010      1,883,828
   Policy terminations,
     withdrawal payments and
     charges                                      (483,611) (2,183,129)       (217,332)     (233,752)       (171,446)      (651,299)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                              69,652     442,508       5,957,432     5,594,282         824,564      1,232,529
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                       79,863     370,776       6,428,162     6,059,666         697,345       (105,221)
Net assets at the beginning of
   year                                            853,870   1,163,399       2,662,148     2,452,800       3,433,593     15,039,422
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $      933,733   1,534,175       9,090,310     8,512,466       4,130,938     14,934,201
                                            ========================================================================================

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net           $       11,480      (9,508)         15,024        89,773          60,846         10,215
   Net realized gains (losses)
     on investments                                114,760     148,481       2,221,066     1,440,723         388,520        465,454
   Net change in unrealized
     appreciation (depreciation)
     of investments                                (70,573)   (192,848)     (1,639,336)   (1,440,121)       (738,102)    (1,011,963)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                  55,667     (53,875)        596,754        90,375        (288,736)      (536,294)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      1,361,372   1,172,858       2,513,985     2,979,492       2,218,867      2,692,363
   Policy terminations,
     withdrawal payments and
     charges                                      (431,489)   (516,739)       (788,744)     (495,847)       (516,985)    (2,970,011)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                             929,883     656,119       1,725,241     2,483,645       1,701,882       (277,648)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                      985,550     602,244       2,321,995     2,574,020       1,413,146       (813,942)
Net assets at the beginning of
   year                                            933,733   1,534,175       9,090,310     8,512,466       4,130,938     14,934,201
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $    1,919,283   2,136,419      11,412,305    11,086,486       5,544,084     14,120,259
                                            ========================================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                             SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                               FIDELITY                    FIDELITY
                                               AMER FUNDS         VIP         FIDELITY     VIP HIGH
                                                 IS US        CONTRAFUND    VIP EQUITY-   INCOME SC2   FIDELITY VIP   FRANKLIN DEV
                                             GOVT/AAA CL 2      SC 2(a)      INCOME SC2      (a)       MID CAP SC2    MKTS VIP CL 2
                                            ----------------------------------------------------------------------------------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net           $        3,771       (123,066)     1,880,875       (5,754)    (277,082)         321,103
   Net realized gains (losses)
     on investments                                 (2,036)    26,831,046        559,466       60,390    1,937,603          (90,362)
   Net change in unrealized
     appreciation (depreciation)
     of investments                                 16,573    (25,686,553)     4,244,391       42,765    1,396,500       (3,167,565)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                  18,308      1,021,427      6,684,732       97,401    3,057,021       (2,936,824)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                        384,877        563,158      3,042,544      206,304    1,911,881        2,113,352
   Policy terminations, withdrawal
     payments and charges                          (30,187)   (76,646,204)    (6,591,675)  (3,813,728)  (6,200,921)      (3,643,286)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                             354,690    (76,083,046)    (3,549,131)  (3,607,424)  (4,289,040)      (1,529,934)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                      372,998    (75,061,619)     3,135,601   (3,510,023)  (1,232,019)      (4,466,758)
Net assets at the beginning of year                210,198     75,061,619     85,317,022    3,510,023   59,114,713       34,689,425
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $      583,196             --     88,452,623           --   57,882,694       30,222,667
                                            ========================================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2015
Operations
   Investment income (loss) - net           $        5,261             --      9,589,028           --    6,740,181          434,262
   Net realized gains (losses)
     on investments                                  5,631             --       (688,445)          --       99,639        4,296,783
   Net change in unrealized
     appreciation (depreciation)
     of investments                                 (7,459)            --    (12,908,181)          --   (7,932,981)     (10,814,053)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                   3,433             --     (4,007,598)          --   (1,093,161)      (6,083,008)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                        305,218             --      2,843,521           --    1,458,128        3,165,761
   Policy terminations,
     withdrawal payments and
     charges                                      (359,569)            --     (6,314,650)          --   (4,808,654)      (2,158,621)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                             (54,351)            --     (3,471,129)          --   (3,350,526)       1,007,140
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                      (50,918)            --     (7,478,727)          --   (4,443,687)      (5,075,868)
Net assets at the beginning of
   year                                            583,196             --     88,452,623           --   57,882,694       30,222,667
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $      532,278             --     80,973,896           --   53,439,007       25,146,799
                                            ========================================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                             SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                FRANKLIN        FRANKLIN     FRANKLIN SM-    FRANKLIN VIP     GOLDMAN      IBBOTSON
                                               MUTUAL SHS    SMALL CP VAL    MD CP GR VIP   LG CAP GRO CL   SACHS VI HQ   AGGRESSIVE
                                                VIP CL 2       VIP CL 2          CL 2            2(a)        FLT RT SS    GRWTH ETF2
                                            ----------------------------------------------------------------------------------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net           $      184,424          5,266       (119,474)         (6,320)        (4,197)     47,705
   Net realized gains (losses)
     on investments                                331,487        500,019      4,767,133       1,443,145        (14,025)    398,653
   Net change in unrealized
     appreciation (depreciation)
     of investments                                290,737       (489,770)    (3,058,319)     (1,353,652)         6,507     (44,965)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                 806,648         15,515       1,589,340         83,173        (11,715)    401,393

Policy transactions (notes 3
   and 6)
   Policy purchase payments                        531,730      2,279,666         813,760         68,653        464,925   1,679,032
   Policy terminations,
     withdrawal payments and
     charges                                    (2,098,548)      (518,681)     (2,384,152)    (4,178,215)      (312,993) (1,459,071)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                          (1,566,818)     1,760,985      (1,570,392)    (4,109,562)       151,932     219,961
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                     (760,170)     1,776,500          18,948     (4,026,389)       140,217     621,354
Net assets at the beginning of
   year                                         12,902,966      3,850,893      24,127,091      4,026,389      1,910,781   9,538,972
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $   12,142,796      5,627,393      24,146,039             --      2,050,998  10,160,326
                                            ========================================================================================

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net           $      311,845          8,913       (122,420)             --        (1,170)      60,853
   Net realized gains (losses)
     on investments                              1,226,223      1,062,422      5,733,387              --       (13,090)   1,022,009
   Net change in unrealized
     appreciation (depreciation)
     of investments                             (2,144,829)    (1,453,398)    (6,279,655)             --        (4,598)  (1,362,635)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                (606,761)      (382,063)      (668,688)             --       (18,858)    (279,773)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                        601,369        958,477       1,522,733             --       313,900    2,173,431
   Policy terminations,
     withdrawal payments and
     charges                                    (2,016,570)    (1,647,953)     (2,505,827)            --      (337,075)  (3,301,896)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                          (1,415,201)      (689,476)       (983,094)            --       (23,175)  (1,128,465)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                   (2,021,962)    (1,071,539)     (1,651,782)            --       (42,033)  (1,408,238)
Net assets at the beginning of
   year                                         12,142,796      5,627,393      24,146,039             --     2,050,998   10,160,326
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $   10,120,834      4,555,854      22,494,257             --     2,008,965    8,752,088
                                            ========================================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                              SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                                                              IBBOTSON
                                                 IBBOTSON        IBBOTSON       IBBOTSON      INCOME &     INVESCO VI     INVESCO VI
                                                 BALANCED      CONSERVATIVE      GROWTH        GROWTH     AMER FRANCH     AMER VALUE
                                                   ETF2           ETF2            ETF2          ETF2        SR II(a)        SR II
                                            ----------------------------------------------------------------------------------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net           $       50,761          14,172        66,032        9,649          (9,127)       (3,828)
   Net realized gains (losses)
     on investments                                188,493          37,305       262,262       38,846       1,628,357       148,538
   Net change in unrealized
     appreciation (depreciation)
     of investments                                 15,925         (15,552)       83,073       (7,522)     (1,719,250)      (48,403)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                 255,179          35,925       411,367       40,973        (100,020)       96,307

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      1,929,582       1,039,707     3,033,706       77,862          84,695     1,116,120
   Policy terminations,
     withdrawal payments and
     charges                                      (471,812)       (135,619)   (1,217,459)    (132,612)     (5,680,099)     (154,384)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                           1,457,770         904,088     1,816,247      (54,750)     (5,595,404)      961,736
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                    1,712,949         940,013     2,227,614      (13,777)     (5,695,424)    1,058,043
Net assets at the beginning of
   year                                          5,684,520       1,435,886     9,905,843    1,506,157       5,695,424     1,006,053
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $    7,397,469       2,375,899    12,133,457    1,492,380              --     2,064,096
                                            ========================================================================================

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net           $       65,112          16,032       120,271       13,196              --       (10,727)
   Net realized gains (losses)
     on investments                                286,537          45,537       335,416       73,406              --       392,830
   Net change in unrealized
     appreciation (depreciation)
     of investments                               (552,597)       (100,971)     (917,635)    (119,723)             --      (690,409)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                (200,948)        (39,402)     (461,948)     (33,121)             --      (308,306)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                        696,076         126,997     3,500,072      123,983              --     1,676,109
   Policy terminations,
     withdrawal payments and
     charges                                      (841,312)       (356,506)     (837,411)    (449,196)             --      (885,362)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                            (145,236)       (229,509)    2,662,661     (325,213)             --       790,747
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                     (346,184)       (268,911)    2,200,713     (358,334)             --       482,441
Net assets at the beginning of
   year                                          7,397,469       2,375,899    12,133,457    1,492,380              --     2,064,096
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $    7,051,285       2,106,988    14,334,170    1,134,046              --     2,546,537
                                            ========================================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                             SEGREGATED SUB-ACCOUNTS*
                                            ---------------------------------------------------------------------------------------
                                               INVESCO VI      INVESCO VI     INVESCO VI    INVESCO VI                   IVY VIP
                                              COMSTOCK SR     CORE EQUITY    EQUITY & INC    GROWTH &   INVESCO VI SM     ASSET
                                                   II           SR II(a)        SR II       INC SR II   CAP EQTY SR II   STRATEGY
                                            ---------------------------------------------------------------------------------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net           $       33,196          (1,904)        15,889       1,971      (13,916)         (1,530)
   Net realized gains (losses)
     on investments                                428,896         313,999        117,920      37,240      479,944      12,369,804
   Net change in unrealized
     appreciation (depreciation)
     of investments                                 23,895        (271,053)       (20,903)    (10,283)    (432,656)    (16,032,088)
                                            ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                 485,987          41,042        112,906      28,928       33,372      (3,663,814)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      1,303,978         172,312        593,875     210,163      422,728       3,038,599
   Policy terminations,
     withdrawal payments and
     charges                                    (1,235,156)     (1,333,527)      (203,396)   (129,182)    (674,282)    (14,916,532)
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                              68,822      (1,161,215)       390,479      80,981     (251,554)    (11,877,933)
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                      554,809      (1,120,173)       503,385     109,909     (218,182)    (15,541,747)
Net assets at the beginning of
   year                                          5,415,108       1,120,173      1,247,061     173,085    2,977,434      68,814,429
                                            ---------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $    5,969,917              --      1,750,446     282,994    2,759,252      53,272,682
                                            =======================================================================================

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net           $       64,882              --         32,743       6,995      (13,421)        (67,502)
   Net realized gains (losses)
     on investments                                427,910              --        216,230      50,969      668,019       8,962,086
   Net change in unrealized
     appreciation (depreciation)
     of investments                               (905,193)             --       (303,407)    (69,277)    (817,593)    (13,282,938)
                                            ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                (412,401)             --        (54,434)    (11,313)    (162,995)     (4,388,354)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                        687,043              --        307,067      83,038      352,032       3,319,459
   Policy terminations,
     withdrawal payments and
     charges                                    (1,048,383)             --       (241,304)    (32,897)    (511,162)     (7,920,645)
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                            (361,340)             --         65,763      50,141     (159,130)     (4,601,186)
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                     (773,741)             --         11,329      38,828     (322,125)     (8,989,540)
Net assets at the beginning of
   year                                          5,969,917              --      1,750,446     282,994    2,759,252      53,272,682
                                            ---------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $    5,196,176              --      1,761,775     321,822    2,437,127      44,283,142
                                            =======================================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                           SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                  IVY VIP    IVY VIP CORE   IVY VIP GLBL       IVY VIP       IVY VIP    IVY VIP HIGH
                                                 BALANCED      EQUITY       NATURAL RES    GLOBAL GROWTH    GROWTH(a)      INCOME
                                            ----------------------------------------------------------------------------------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net           $       605,669       (1,904)      (32,985)         177,849      (327,840)      675,007
   Net realized gains (losses)
     on investments                              17,081,886    2,267,496      (327,272)       1,120,585    57,587,544        32,795
   Net change in unrealized
     appreciation (depreciation)
     of investments                              (8,879,825)    (899,374)     (617,751)      (1,243,976)  (58,570,373)     (915,904)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                8,807,730    1,366,218      (978,008)          54,458    (1,310,669)     (208,102)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                       1,198,673    2,497,273     4,463,079        1,098,742       335,469    16,251,997
   Policy terminations,
     withdrawal payments and
     charges                                    (24,620,920)  (1,949,790)   (2,611,015)      (1,450,438) (201,510,860)   (2,627,090)
                                            ----------------------------------------------------------------------------------------
Increase (decrease)
   in net assets from
   policy transactions                          (23,422,247)     547,483     1,852,064         (351,696) (201,175,391)   13,624,907
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                   (14,614,517)   1,913,701       874,056         (297,238) (202,486,060)   13,416,805
Net assets at the beginning of
   year                                         140,743,277   14,780,726     5,351,672       11,270,645   202,486,060       395,262
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $   126,128,760   16,694,427     6,225,728       10,973,407            --    13,812,067
                                            ========================================================================================

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net           $       502,059      (24,547)      (23,598)          (8,039)           --       772,128
   Net realized gains (losses)
     on investments                              18,308,927    3,078,012      (207,527)         986,995            --       (52,482)
   Net change in unrealized
     appreciation (depreciation)
     of investments                             (19,753,127)  (3,294,428)   (1,173,479)        (647,600)           --    (1,638,425)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                 (942,141)    (240,963)   (1,404,604)         331,356            --      (918,779)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                       2,416,790    2,160,732     2,348,160          747,217            --     1,019,540
   Policy terminations,
     withdrawal payments and
     charges                                    (10,061,742)  (1,655,078)   (2,263,143)      (1,494,386)           --    (1,571,148)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                           (7,644,952)     505,654        85,017         (747,169)           --      (551,608)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                    (8,587,093)     264,691    (1,319,587)        (415,813)           --    (1,470,387)
Net assets at the beginning of
   year                                         126,128,760   16,694,427     6,225,728       10,973,407            --    13,812,067
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $   117,541,667   16,959,118     4,906,141       10,557,594            --    12,341,680
                                            ========================================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.


                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                           SEGREGATED SUB-ACCOUNTS*
                                            ---------------------------------------------------------------------------------------
                                                 IVY VIP        IVY VIP                      IVY VIP       IVY VIP        IVY VIP
                                                INTL CORE      MICRO CAP      IVY VIP MID   SCIENCE &     SMALL CAP      SMALL CAP
                                                 EQUITY         GROWTH        CAP GROWTH       TECH        GROWTH(a)       VALUE
                                            ---------------------------------------------------------------------------------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net           $     3,409,493     (112,237)      (19,591)        (74,063)     (153,387)     (263,918)
   Net realized gains (losses)
     on investments                              16,169,802    5,330,331       369,491       3,041,433    24,370,687    10,543,528
   Net change in unrealized
     appreciation (depreciation)
     of investments                             (17,841,357)  (5,917,418)      (87,452)     (2,691,462)  (29,967,276)   (6,227,081)
                                            ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                1,737,938     (699,324)      262,448         275,908    (5,749,976)    4,052,529

Policy transactions (notes 3
   and 6)
   Policy purchase payments                       2,922,806    1,524,202       964,355       2,925,609       801,838     1,760,986
   Policy terminations,
     withdrawal payments and
     charges                                    (11,763,744)  (4,907,495)     (812,103)     (3,837,961)  (90,549,222)   (5,946,244)
                                            ---------------------------------------------------------------------------------------
Increase (decrease)
   in net assets from
   policy transactions                           (8,840,938)  (3,383,293)      152,252        (912,352)  (89,747,384)   (4,185,258)
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                    (7,103,000)  (4,082,617)      414,700        (636,444)  (95,497,360)     (132,729)
Net assets at the beginning of
   year                                         170,002,976   25,553,668     3,646,835      15,028,658    95,497,360    65,395,891
                                            ---------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $   162,899,976   21,471,051     4,061,535      14,392,214            --    65,263,162
                                            =======================================================================================

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net           $     1,304,040     (101,834)      (19,259)        (75,906)           --      (254,697)
   Net realized gains (losses)
     on investments                              20,946,470    3,642,747       543,161       1,898,222            --     5,308,418
   Net change in unrealized
     appreciation (depreciation)
     of investments                             (24,069,987)  (5,483,136)     (747,686)     (2,431,736)           --    (8,758,231)
                                            ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                               (1,819,477)  (1,942,223)     (223,784)       (609,420)           --    (3,704,510)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                       3,158,637      663,904       501,204       4,379,559            --     1,074,008
   Policy terminations,
     withdrawal payments and
     charges                                    (11,372,661)  (2,585,271)     (996,816)     (3,388,059)           --    (5,295,757)
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                           (8,214,024)  (1,921,367)     (495,612)        991,500            --    (4,221,749)
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                   (10,033,501)  (3,863,590)     (719,396)        382,080            --    (7,926,259)
Net assets at the beginning of
   year                                         162,899,976   21,471,051     4,061,535      14,392,214            --    65,263,162
                                            ---------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $   152,866,475   17,607,461     3,342,139      14,774,294            --    57,336,903
                                            =======================================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                               SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                                                                        JANUS ASPEN      MFS VIT -
                                                IVY VIP     JANUS ASPEN    JANUS ASPEN    JANUS ASPEN   PERK MID CP   VALUE SERIES -
                                                 VALUE     BALANCED SS       FORTY SS     OVERSEAS SS      VAL SS          SS(a)
                                            ----------------------------------------------------------------------------------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net           $      395,185        78,961       (220,118)     1,722,726        31,250        (89,324)
   Net realized gains (losses)
     on investments                             10,763,169       310,404     16,351,152      5,171,986       544,098     22,037,326
   Net change in unrealized
     appreciation (depreciation)
     of investments                             (4,444,844)      196,298    (12,571,804)   (15,474,457)     (265,626)   (21,422,725)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                               6,713,510       585,663      3,559,230     (8,579,745)      309,722        525,277

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      1,863,205       992,846      1,153,824      3,710,547       679,594        499,669
   Policy terminations,
     withdrawal payments and
     charges                                    (5,557,311)     (939,536)    (5,482,529)    (6,495,045)   (1,008,429)   (56,807,004)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                          (3,694,106)       53,310     (4,328,705)    (2,784,498)     (328,835)   (56,307,335)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                    3,019,404       638,973       (769,475)   (11,364,243)      (19,113)   (55,782,058)
Net assets at the beginning of
   year                                         66,976,547     7,577,080     48,950,241     71,998,130     4,028,701     55,782,058
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $   69,995,951     8,216,053     48,180,766     60,633,887     4,009,588             --
                                            ========================================================================================

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net           $      188,948        73,775       (253,426)         5,559        19,667             --
   Net realized gains (losses)
     on investments                              9,643,960       377,970     11,065,822      1,988,990       451,895             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                            (12,757,752)     (452,747)    (5,432,050)    (7,366,941)     (625,354)            --
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                              (2,924,844)       (1,002)     5,380,346     (5,372,392)     (153,792)            --

Policy transactions (notes 3
   and 6)
   Policy purchase payments                        861,959       815,647      3,542,719      4,713,238       428,566             --
   Policy terminations,
     withdrawal payments and
     charges                                    (5,594,702)     (840,021)    (5,075,314)    (6,028,006)     (785,268)            --
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                          (4,732,743)      (24,374)    (1,532,595)    (1,314,768)     (356,702)            --
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                   (7,657,587)      (25,376)     3,847,751     (6,687,160)     (510,494)            --
Net assets at the beginning of
   year                                         69,995,951     8,216,053     48,180,766     60,633,887     4,009,588             --
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $   62,338,364     8,190,677     52,028,517     53,946,727     3,499,094             --
                                            ========================================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                             SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                                              MFS VIT
                                                MFS VIT      MFS VIT II       MID CAP        MFS VIT       MORGSTANLEY   NEUBERGERBE
                                              INV GROWTH    INTL VALUE SC   GROWTH SER    NEW DISCOVERY  UIF EMG MK EQ    RMAN SOC
                                               SER SS(a)         (c)            SS          SER SS(a)         CL 2        RESP S CL
                                            ----------------------------------------------------------------------------------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net           $      (23,666)            --         (7,810)       (24,199)        (8,540)      (4,418)
   Net realized gains (losses)
     on investments                              4,225,970             --        334,503      3,443,447         30,191       62,334
   Net change in unrealized
     appreciation (depreciation)
     of investments                             (4,151,663)            --       (205,700)    (4,648,397)      (309,942)      36,324
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                  50,641             --        120,993     (1,229,149)      (288,291)      94,240

Policy transactions (notes 3
   and 6)
   Policy purchase payments                        229,381             --        324,016        301,869      1,910,858      748,327
   Policy terminations,
     withdrawal payments and
     charges                                   (14,910,860)            --       (360,692)   (14,515,180)      (404,295)    (377,009)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                         (14,681,479)            --        (36,676)   (14,213,311)     1,506,563      371,318
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                  (14,630,838)            --         84,317    (15,442,460)     1,218,272      465,558
Net assets at the beginning of
   year                                         14,630,838             --      1,483,420     15,442,460      4,205,880    1,231,320
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $           --             --      1,567,737             --      5,424,152    1,696,878
                                            ========================================================================================

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net           $           --          4,045        (10,536)            --         16,956       (2,524)
   Net realized gains (losses)
     on investments                                     --          1,200        417,693             --         24,054      264,515
   Net change in unrealized
     appreciation (depreciation)
     of investments                                     --        (11,173)      (350,489)            --       (719,758)    (261,470)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                      --         (5,928)        56,668             --       (678,748)         521

Policy transactions (notes 3
   and 6)
   Policy purchase payments                             --        745,794      1,336,119             --      1,734,935      271,792
   Policy terminations,
     withdrawal payments and
     charges                                            --        (20,673)      (574,300)            --     (1,091,803)    (616,681)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                                  --        725,121        761,819             --        643,132     (344,889)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                           --        719,193        818,487             --        (35,616)    (344,368)
Net assets at the beginning of
   year                                                 --             --      1,567,737             --      5,424,152    1,696,878
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $           --        719,193      2,386,224             --      5,388,536    1,352,510
                                            ========================================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                             SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                              OPPENHEIMER    OPPENHEIMER     OPPENHEIMER    OPPENHEIMER    PIMCO VIT     PIMCO VIT
                                             CAP APP VA SS  GBL STR INC VA  INTL GROW VA     MS SM CAP      LOW DUR     TOTAL RETURN
                                                  (a)            SS(a)           SS            VA SS      PORT ADV CL      ADV CL
                                            ----------------------------------------------------------------------------------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net           $       (6,151)       (13,490)         93,989          1,594        33,770      332,458
   Net realized gains (losses)
     on investments                              1,494,833        (30,897)        658,790        196,597        (7,488)         573
   Net change in unrealized
     appreciation (depreciation)
     of investments                             (1,521,295)       253,409      (2,753,550)       (96,747)      (11,773)     398,834
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets resulting
   from operations                                 (32,613)       209,022      (2,000,771)       101,444        14,509      731,865

Policy transactions (notes 3
   and 6)
   Policy purchase payments                         80,460        301,599      12,194,508        933,108     1,653,252    2,563,588
   Policy terminations,
     withdrawal payments and
     charges                                    (3,783,492)   (10,001,470)     (1,612,624)      (474,723)   (1,309,283)  (2,158,912)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                          (3,703,032)    (9,699,871)     10,581,884        458,385       343,969      404,676
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                   (3,735,645)    (9,490,849)      8,581,113        559,829       358,478    1,136,541
Net assets at the beginning of
   year                                          3,735,645      9,490,849      23,117,081        738,905     5,903,230   19,952,383
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $           --             --      31,698,194      1,298,734     6,261,708   21,088,924
                                            ========================================================================================

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net           $           --             --         144,712          2,197       164,797      969,494
   Net realized gains (losses)
     on investments                                     --             --       5,139,348        176,407       (29,527)     232,482
   Net change in unrealized
     appreciation (depreciation)
     of investments                                     --             --      (4,373,900)      (263,908)     (148,376)  (1,244,945)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                      --             --         910,160        (85,304)      (13,106)     (42,969)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                             --             --       3,276,309        613,944       822,492    4,578,972
   Policy terminations,
     withdrawal payments and
     charges                                            --             --      (9,916,582)      (443,308)   (1,522,561)  (3,008,864)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                                  --             --      (6,640,273)       170,636      (700,069)   1,570,108
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                           --             --      (5,730,113)        85,332      (713,175)   1,527,139
Net assets at the beginning of
   year                                                 --             --      31,698,194      1,298,734     6,261,708   21,088,924
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $           --             --      25,968,081      1,384,066     5,548,533   22,616,063
                                            ========================================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                            SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------

                                               PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT        SFT
                                             EQUITY INCOME   GROWTH AND     INTER EQ CL     MULTI-CAP     VOYAGER CL     ADVANTUS
                                                 CL IB       INC CL IB           IB         GRO CL IB         IB         BOND CL 2
                                            ----------------------------------------------------------------------------------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net           $       53,957         7,860         27,768          (785)         7,251       (517,001)
   Net realized gains (losses)
     on investments                                304,186       203,502        120,685       133,442        369,238      2,525,699
   Net change in unrealized
     appreciation (depreciation)
     of investments                                206,382      (113,687)      (624,939)      (72,072)      (122,839)     3,768,781
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                 564,525        97,675       (476,486)       60,585        253,650      5,777,479

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      1,699,161       452,735        585,887     1,136,291      1,606,465      3,590,411
   Policy terminations,
     withdrawal payments and
     charges                                      (786,155)     (555,348)      (606,823)     (492,572)    (1,122,867)    (7,939,668)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                             913,006      (102,613)       (20,936)      643,719        483,598     (4,349,257)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                    1,477,531        (4,938)      (497,422)      704,304        737,248      1,428,222
Net assets at the beginning of
   year                                          4,616,562       917,289      6,727,901       515,909      2,986,044    101,626,780
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $    6,094,093       912,351      6,230,479     1,220,213      3,723,292    103,055,002
                                            ========================================================================================
YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net           $       64,523        12,638         44,897           542         19,465       (508,532)
   Net realized gains (losses)
     on investments                                344,731        28,647        334,026        73,410        817,368      2,475,533
   Net change in unrealized
     appreciation (depreciation)
     of investments                               (615,888)     (130,710)      (385,918)      (69,102)    (1,029,461)    (2,264,033)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                                (206,634)      (89,425)        (6,995)        4,850       (192,628)      (297,032)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                        651,339       378,079        765,646       358,726        418,522      2,822,113
   Policy terminations,
     withdrawal payments and
     charges                                      (866,188)     (118,264)      (755,775)     (524,030)    (1,394,152)    (7,494,110)
                                            ----------------------------------------------------------------------------------------

Increase (decrease) in
   net assets from
   policy transactions                            (214,849)      259,815          9,871      (165,304)      (975,630)    (4,671,997)
                                            ----------------------------------------------------------------------------------------

Increase (decrease) in
   net assets                                     (421,483)      170,390          2,876      (160,454)    (1,168,258)    (4,969,029)

Net assets at the beginning of
   year                                          6,094,093       912,351      6,230,479     1,220,213      3,723,292    103,055,002
                                            ----------------------------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $    5,672,610     1,082,741      6,233,355     1,059,759      2,555,034     98,085,973
                                            ========================================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                              SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                   SFT            SFT                                          SFT
                                                ADVANTUS       ADVANTUS          SFT              SFT       ADVANTUS    SFT ADVANTUS
                                                INDEX 400        INDEX       ADVANTUS INTL     ADVANTUS    MORTGAGE CL  REAL ESTATE
                                                 MC CL 2        500 CL 2       BOND CL 2     MONEY MARKET       2           CL 2
                                            ----------------------------------------------------------------------------------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net           $     (399,303)    (1,185,721)       (153,706)    (130,221)      (180,206)     (271,152)
   Net realized gains (losses)
     on investments                              4,002,286      9,455,687       1,298,989           --      1,024,818     3,536,268
   Net change in unrealized
     appreciation (depreciation)
     of investments                              3,067,823     19,960,331        (767,503)          --        998,902    10,661,304
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                               6,670,806     28,230,297         377,780     (130,221)     1,843,514    13,926,420

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      2,602,133      5,857,676       1,485,372    6,877,531      1,055,554     7,330,081
   Policy terminations,
     withdrawal payments and
     charges                                    (7,205,230)   (16,972,292)     (3,297,321)  (7,879,288)    (3,329,026)   (9,865,950)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                          (4,603,097)   (11,114,616)     (1,811,949)  (1,001,757)    (2,273,472)   (2,535,869)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                    2,067,709     17,115,681      (1,434,169)  (1,131,978)      (429,958)   11,390,551
Net assets at the beginning of
   year                                         79,758,423    233,075,737      31,128,429   26,512,522     36,112,470    46,303,602
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $   81,826,132    250,191,418      29,694,260   25,380,544     35,682,512    57,694,153
                                            ========================================================================================

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net           $     (401,262)    (1,234,253)       (144,093)    (133,225)      (175,110)     (289,288)
   Net realized gains (losses)
     on investments                              4,308,736     10,064,866         945,142           --      1,156,168     2,186,183
   Net change in unrealized
     appreciation (depreciation)
     of investments                             (6,245,469)    (7,824,141)    (2,149,264)           --       (122,915)      637,166
                                            ----------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                              (2,337,995)     1,006,472      (1,348,215)    (133,225)       858,143     2,534,061

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      2,953,811      6,561,252       1,328,171   10,135,015        972,385    12,721,916
   Policy terminations,
     withdrawal payments and
     charges                                    (7,879,571)   (16,790,982)     (2,548,958)  (6,354,639)    (3,453,301)   (7,335,273)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                          (4,925,760)   (10,229,730)     (1,220,787)   3,780,376     (2,480,916)    5,386,643
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                   (7,263,755)    (9,223,258)     (2,569,002)   3,647,151     (1,622,773)    7,920,704
Net assets at the beginning of year             81,826,132    250,191,418      29,694,260   25,380,544     35,682,512    57,694,153
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $   74,562,377    240,968,160      27,125,258   29,027,695     34,059,739    65,614,857
                                            ========================================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                            SEGREGATED SUB-ACCOUNTS*
                                            ---------------------------------------------------------------------------------------
                                                                 SFT IVY          SFT PYRAMIS
                                                SFT IVY         SMALL CAP       CORE EQUITY CL     SFT T. ROWE
                                                GROWTH(b)       GROWTH(b)            2(b)         PRICE VALUE (b)       TOTALS
                                            ---------------------------------------------------------------------------------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations                                  $      (895,621)       (278,829)        (191,969)         (268,353)          4,317,121
   Investment income (loss) - net
   Net realized gains (losses)
     on investments                               1,213,029          83,692          635,255           241,672         309,485,820
   Net change in unrealized
     appreciation (depreciation)
     of investments                              30,411,622       7,901,365        7,504,523         6,665,685        (186,157,950)
                                            ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                               30,729,030       7,706,228        7,947,809         6,639,004         127,644,991
Policy transactions (notes 3
     and 6)
   Policy purchase payments                     260,142,218     102,993,681       76,117,010        86,690,064         675,412,159
   Policy terminations,
     withdrawal payments and
     charges                                    (16,767,008)     (4,907,136)      (9,771,469)       (6,148,383)       (785,812,583)
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                          243,375,210      98,086,545       66,345,541        80,541,681        (110,400,424)
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                   274,104,240     105,792,773       74,293,350        87,180,685          17,244,567
Net assets at the beginning of
   year                                                  --              --               --                --       2,197,527,872
                                            ---------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $   274,104,240     105,792,773       74,293,350        87,180,685       2,214,772,439
                                            =======================================================================================

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net           $    (1,375,950)       (446,792)        (230,405)         (388,545)         15,748,241
   Net realized gains (losses)
     on investments                               4,173,747       1,102,205        1,010,745           625,296         143,327,197
   Net change in unrealized
     appreciation (depreciation)
     of investments                              13,985,225      (4,374,921)        (375,934)       (2,278,254)       (182,031,542)
                                            ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets resulting
   from operations                               16,783,022      (3,719,508)         404,406        (2,041,503)        (22,956,104)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                       1,708,714       1,508,680        1,211,954         3,043,951         129,250,833
   Policy terminations,
     withdrawal payments and
     charges                                    (25,465,551)    (10,204,424)      (8,421,127)       (8,495,988)       (228,676,911)
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   policy transactions                          (23,756,837)     (8,695,744)      (7,209,173)       (5,452,037)        (99,426,078)
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                                    (6,973,815)    (12,415,252)      (6,804,767)       (7,493,540)       (122,382,182)
Net assets at the beginning of
   year                                         274,104,240     105,792,773       74,293,350        87,180,685       2,214,772,439
                                            ---------------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                                $   267,130,425      93,377,521       67,488,583        79,687,145       2,092,390,257
                                            =======================================================================================

See accompanying notes to financial statements.

*See note 1 for the full name of each segregated sub-account.

(a)   For the period from January 1, 2014 through May 1, 2014.

(b) For the period from May 1, 2014 through December 31, 2014 and for the year ended December 31, 2015.

(c)   For the period from May 1, 2015 through December 31, 2015.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

(1)   ORGANIZATION AND BASIS OF PRESENTATION

      The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently five types of variable life policies each consisting of sixty-eight segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include five types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death, Variable Adjustable Life Horizon, Variable Adjustable Life Summit and Variable Adjustable Life Survivor offered by the Account.

      The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

      Variable Life policy owners allocate their purchase payments to one or more of the sixty-eight segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

      - AB VPS International Value Portfolio - Class B Shares (AB VPS Intl Value Cl B)

      - ALPS VIT Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares (Ibbotson Aggressive Grwth ETF2)

      - ALPS VIT Ibbotson Balanced ETF Asset Allocation Portfolio - Class II Shares (Ibbotson Balanced ETF2)

      - ALPS VIT Ibbotson Conservative ETF Asset Allocation Portfolio - Class II Shares (Ibbotson Conservative ETF2)

      - ALPS VIT Ibbotson Growth ETF Asset Allocation Portfolio - Class II Shares (Ibbotson Growth ETF2)

      - ALPS VIT Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class II Shares (Ibbotson Income & Growth ETF2)

      - American Century Investments II VP Inflation Protection Fund - Class II Shares (Am Century VP Infl Pro Cl II)

      - American Century Investments VP Income and Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)

      - American Funds IS(R) Global Bond Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)

      - American Funds IS(R) Global Growth Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)

      - American Funds IS(R) Global Small Capitalization Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)

      - American Funds IS(R) Growth Fund(SM) - Class 2 Shares (Amer Funds IS Growth Cl 2)

      - American Funds IS(R) Growth-Income Fund(SM) - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)

      - American Funds IS(R) International Fund(SM) - Class 2 Shares (Amer Funds IS Intl Cl 2)

      - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)

      - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund(SM) - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)

      - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)

      - Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP Mid Cap SC2)

      - Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2 (Franklin Mutual Shs VIP Cl 2)

      - Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2 (Franklin Small Cp Val VIP Cl 2)

      - Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)

      - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2 (Franklin Dev Mkts VIP Cl 2)

      - Goldman Sachs VI Trust High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)

      - Invesco V.I. American Value Fund - Series II Shares (Invesco VI Amer Value Sr II)

      -     Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock
            Sr II)

      - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)

      - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)

      - Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI Sm Cap Eqty Sr II)

      -     Ivy Funds VIP - Asset Strategy (Ivy VIP Asset Strategy)

      -     Ivy Funds VIP - Balanced (Ivy VIP Balanced)

      -     Ivy Funds VIP - Core Equity (Ivy VIP Core Equity)

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

      -     Ivy Funds VIP - Global Growth (Ivy VIP Global Growth)

      -     Ivy Funds VIP - Global Natural Resources (Ivy VIP Glbl Natural Res)

      -     Ivy Funds VIP - High Income (Ivy VIP High Income)

      -     Ivy Funds VIP - International Core Equity (Ivy VIP Intl Core Equity)

      -     Ivy Funds VIP - Micro Cap Growth (Ivy VIP Micro Cap Growth)

      -     Ivy Funds VIP - Mid Cap Growth (Ivy VIP Mid Cap Growth)

      -     Ivy Funds VIP - Science and Technology (Ivy VIP Science & Tech)

      -     Ivy Funds VIP - Small Cap Value (Ivy VIP Small Cap Value)

      -     Ivy Funds VIP - Value (Ivy VIP Value)

      - Janus Aspen Series - Balanced Portfolio - Service Shares (Janus Aspen Balanced SS)

      - Janus Aspen Series - Forty Portfolio - Service Shares (Janus Aspen Forty SS)

      - Janus Aspen Series - Overseas Portfolio - Service Shares (Janus Aspen Overseas SS)

      - Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (Janus Aspen Perk Mid Cp Val SS)

      - MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT Mid Cap Growth Ser SC)

      - MFS(R) VIT II - International Value Portfolio - Service Class (MFS VIT II Intl Value SC)

      - Neuberger Berman Advisers Management Trust Socially Responsive - S Class Shares (NeubergerBerman Soc Resp S Cl)

      - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)

      - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)

      - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)

      - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)

      - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)

      - Putnam VT Growth and Income Fund - Class IB Shares (Putnam VT Growth and Inc Cl IB)

      - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)

      - Putnam VT Multi-Cap Growth Fund - Class IB Shares (Putnam VT Multi-Cap Gro Cl IB)

      -     Putnam VT Voyager Fund - Class IB Shares (Putnam VT Voyager Cl IB)

      - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)

      - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)

      - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)

      - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)

      - Securian Funds Trust - SFT Advantus Money Market Fund (SFT Advantus Money Market)

      - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)

      - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)

      -     Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)

      - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)

      - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares (SFT Pyramis Core Equity Cl 2)

      - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)

      - The Universal Institutional Funds, Inc. Morgan Stanley UIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley UIF Emg Mk Eq Cl 2)

The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

The following sub-accounts had name changes during 2014 and 2015:

             FORMER NAME                                    CURRENT NAME                        EFFECTIVE DATE
-------------------------------------------    -------------------------------------------     ---------------
Oppenheimer International Growth               Oppenheimer VA Funds - Oppenheimer              April 30, 2014
Fund/VA A series of Panorama Series            International Growth Fund/VA Service
Fund, Inc. - Service Shares                    Shares

Franklin Templeton VIP Trust Franklin          Franklin Templeton VIP Trust Franklin           May 1, 2014
Small Cap Value Securities                     Small Cap Value VIP Fund Class 2
Fund Class 2

Franklin Templeton VIP Trust                   Franklin Templeton VIP Trust Franklin           May 1, 2014
Franklin Sm-Mid Cap Growth                     Small-Mid Cap Growth VIP Fund Class 2
Securities Fund Class 2

Franklin Templeton VIP Trust                   Franklin Templeton VIP Trust                    May 1, 2014
Templeton Developing Markets                   Templeton Developing Markets VIP Fund
Securities Fund Class 2                        Class 2

Franklin Templeton VIP Trust                   Franklin Templeton VIP Trust Franklin           May 1, 2014
Franklin Mutual Shares Securities              Mutual Shares VIP Fund Class 2
Fund Class 2

Ivy Funds VIP - International Growth           Ivy Funds VIP - Global Growth                   January 2, 2015

AllianceBernstein VPS International            AB VPS International Value Portfolio            May 1, 2015
Value Portfolio - Class B Shares               - Class B Shares

MFS(R) VIT - Mid Cap Growth Series             MFS(R) VIT - Mid Cap Growth Series              May 1, 2015
- Service Shares                               - Service Class

The following sub-accounts were added to the Account in 2014 and 2015:

                                    SUB-ACCOUNT                                              EFFECTIVE DATE
---------------------------------------------------------------------------------   -----------------------------
Securian Funds Trust - SFT Ivy(SM) Growth Fund                                               May 1, 2014
Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund                                     May 1, 2014
Securian Funds Trust - SFT Pyramis(R) Core Equity Fund- Class 2 Shares                       May 1, 2014
Securian Funds Trust - SFT T. Rowe Price Value Fund                                          May 1, 2014
MFS(R) VIT II - International Value Portfolio - Service Class                                May 1, 2015

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

Effective May 1, 2014, pursuant to an Order granted by the Securities and Exchange Commission, sub- account units corresponding to the share of each underlying mutual fund in Column I (Existing Fund) below were replaced with sub-account units corresponding to the shares of each underlying mutual fund in Column II (Replacement Fund) below.

                        COLUMN I                                                  COLUMN II
                     EXISTING FUND                                             REPLACEMENT FUND
---------------------------------------------------------    -----------------------------------------------------
American Century VP Ultra(R) Fund Class II Shares            Securian Funds Trust - SFT Ivy(SM) Growth Fund

American Century VP Value Fund Class II Shares               Securian Funds Trust - SFT T. Rowe Price Value Fund

Fidelity VIP Contrafund(R) Service Class 2 Shares            Securian Funds Trust - SFT Pyramis(R) Core Equity Fund
                                                             - Class 2 Shares

Fidelity VIP High Income                                     Ivy Funds VIP - High Income

Franklin Templeton VIP Trust - Franklin Large Cap Growth     Securian Funds Trust - SFT Ivy(SM) Growth Fund
Securities Class 2 Shares

Invesco V.I. American Franchise Series II Shares             Securian Funds Trust - SFT Ivy(SM) Growth Fund

Invesco V.I. Core Equity Fund Series II Shares               Securian Funds Trust - SFT Pyramis(R) Core Equity Fund
                                                             - Class 2 Shares

Ivy Funds VIP Growth                                         Securian Funds Trust - SFT Ivy(SM) Growth Fund

Ivy Funds VIP Small Cap Growth                               Securian Funds Trust - SFT Ivy(SM) Small Cap Growth
                                                             Fund

MFS(R) VIT Investors Growth Stock Series Service Class       Securian Funds Trust - SFT Ivy(SM) Growth Fund
Shares

MFS(R) VIT New Discovery Series Service Class Shares         Securian Funds Trust - SFT Ivy(SM) Small Cap Growth
                                                             Fund

MFS(R) VIT Value Series Service Class Shares                 Securian Funds Trust - SFT T. Rowe Price Value Fund

Oppenheimer Variable Account Funds - Capital                 Securian Funds Trust - SFT Ivy(SM) Growth Fund
Appreciation Fund/VA Service Shares

Oppenheimer Variable Account Funds - Global Strategic        Ivy Funds VIP - High Income
Income/VA Service Shares

Effective May 1, 2014, the existing funds were closed and all units transferred to the replacement fund.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Sub- accounts are as follows:

      (a)   USE OF ESTIMATES

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

      (b)   INVESTMENTS IN UNDERLYING FUNDS

            Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

            Realized gains (losses) on investments include realized gain (loss) distributions received from the respective funds and gains (losses) on the sale of fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective funds.

            All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the Sub-accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

      (c)   FEDERAL INCOME TAXES

            The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS

      The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.50% of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.
                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

A basic sales load of up to 7.00% is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. A first year sales load not to exceed 23.00% may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2015 and 2014 amounted to $13,999,891 and $13,390,590, respectively.

An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1,000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2015 and 2014 amounted to $178,773 and $380,680, respectively.

A premium tax charge in the amount of 2.50% is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium tax charges for the years ended December 31, 2015 and 2014 amounted to $2,057,636 and $2,248,352, respectively.

A face amount guarantee charge of 1.50% is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2015 and 2014 amounted to $1,045,253 and $1,164,540, respectively.

A federal tax charge of 1.25% is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2015 and 2014 amounted to $137,342 and $139,840, respectively.

The following charges are associated with Variable Adjustable Life Horizon. A first-year sales charge of 44% is assessed against premium, and a premium charge of 6% is charged on all renewal premiums. An additional face amount charge not to exceed $5 per $1,000 is charged for first-year base premiums and for the first year after a face amount increase. In addition, against the cash value of a policy, Minnesota Life deducts a monthly policy charge of $8 plus $0.02 per $1,000 of the face amount. The monthly policy charge cannot exceed $10 plus $0.03 per $1,000 of the face amount. A premium charge of 5.75% is charged on all non-repeating premiums associated with Variable Adjustable Life Summit and Variable Adjustable Life Survivor.

In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks), if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The monthly administration charge is $5 for Variable Adjustable Life policies and $10 for Variable Adjustable Life Second Death policies. The transaction

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015


charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. The face amount guarantee charge is guaranteed not to exceed $0.03 per $1,000 of face amount per month. The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk, class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard. See the table below for these charges.

The total of cash value charges for the years or periods ended December 31, 2015 and 2014 for each segregated sub-account are as follows:

 SUB-ACCOUNT                                              2015                  2014
------------------------------------------------    ------------------    ------------------
AB VPS Intl Value Cl B                                   $   16,819           $     7,373
Am Century VP Inc & Gro Cl II                               111,426               104,650
Am Century VP Infl Pro Cl II                                223,918               192,580
Am Century VP Ultra Cl II(a)                                     --               449,143
Am Century VP Value Cl II(a)                                     --               384,682
Amer Funds IS Glbl Bond Cl 2                                 48,902                46,111
Amer Funds IS Glbl Growth Cl 2                               46,196                28,688
Amer Funds IS Glbl Sm Cp Cl 2                                45,750                53,655
Amer Funds IS Growth Cl 2                                   212,037               113,278
Amer Funds IS Growth-Inc Cl 2                               323,380               145,461
Amer Funds IS Intl Cl 2                                     114,428                82,562
Amer Funds IS New World Cl 2                                425,417               328,068
Amer Funds IS US Govt/AAA Cl 2                               19,961                19,012
Fidelity VIP Contrafund SC 2(a)                                  --               741,179
Fidelity VIP Equity-Income SC2                            3,128,691             2,945,872
Fidelity VIP High Income SC2(a)                                  --                34,870
Fidelity VIP Mid Cap SC2                                  1,746,722             1,702,483
Franklin Dev Mkts VIP Cl 2                                1,073,429             1,068,721
Franklin Mutual Shs VIP Cl 2                                466,990               441,667
Franklin Small Cp Val VIP Cl 2                              184,106               143,929
Franklin Sm-Md Cp Gr VIP Cl 2                               674,358               654,941
Franklin VIP Lg Cap Gro Cl 2(a)                                  --                39,760
Goldman Sachs VI HQ Flt Rt SS                               106,249                94,076
Ibbotson Aggressive Grwth ETF2                              167,411               163,622
Ibbotson Balanced ETF2                                      329,290               259,096
Ibbotson Conservative ETF2                                  110,199                80,629
Ibbotson Growth ETF2                                        375,383               298,061
Ibbotson Income & Growth ETF2                                55,089                55,914
Invesco VI Amer Franch Sr II(a)                                  --                71,629
Invesco VI Amer Value Sr II                                  47,894                22,400
Invesco VI Comstock Sr II                                   232,686               197,402

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

 SUB-ACCOUNT                                             2015                   2014
------------------------------------------------    ------------------    ------------------
Invesco VI Core Equity Sr II(a)                          $      --           $     17,270
Invesco VI Equity & Inc Sr II                               50,350                 42,033
Invesco VI Growth & Inc Sr II                                9,079                  6,867
Invesco VI Sm Cap Eqty Sr II                               108,940                 95,079
Ivy VIP Asset Strategy                                   2,162,769              2,005,283
Ivy VIP Balanced                                         4,197,484              4,355,806
Ivy VIP Core Equity                                        470,052                428,905
Ivy VIP Global Growth                                      419,447                365,362
Ivy VIP Glbl Natural Res                                   168,315                171,031
Ivy VIP Growth (a)                                              --              2,293,509
Ivy VIP High Income                                        594,910                376,393
Ivy VIP Intl Core Equity                                 5,528,326              5,329,838
Ivy VIP Micro Cap Growth                                   510,808                573,735
Ivy VIP Mid Cap Growth                                     160,009                115,719
Ivy VIP Science & Tech                                     546,907                399,659
Ivy VIP Small Cap Growth(a)                                     --                981,319
Ivy VIP Small Cap Value                                  1,992,581              1,895,299
Ivy VIP Value                                            2,157,706              2,211,345
Janus Aspen Balanced SS                                    266,314                220,796
Janus Aspen Forty SS                                     1,483,891              1,364,482
Janus Aspen Overseas SS                                  2,338,718              2,305,958
Janus Aspen Perk Mid Cp Val SS                             135,879                122,005
MFS VIT Inv Growth Ser SS(a)                                    --                183,307
MFS VIT II Intl Value SC(c)                                  7,045                     --
MFS VIT Mid Cap Growth Ser SC                               49,230                 40,382
MFS VIT New Discovery Ser SS(a)                                 --                146,967
MFS VIT Value Series SS(a)                                      --                599,779
MorgStanley UIF Emg Mk Eq Cl 2                             164,432                123,468
NeubergerBerman Soc Resp S Cl                               18,613                 13,650
Oppenheimer Cap App VA SS(a)                                    --                 44,373
Oppenheimer Gbl Str Inc VA SS(a)                                --                143,959
Oppenheimer Intl Grow VA SS                                936,257                648,580
Oppenheimer MS Sm Cap VA SS                                 31,823                 18,628
PIMCO VIT Low Dur Port Adv Cl                              222,388                190,192
PIMCO VIT Total Return Adv Cl                              948,530                714,269
Putnam VT Equity Income Cl IB                              220,983                151,958
Putnam VT Growth and Inc Cl IB                              35,183                 35,349
Putnam VT Inter Eq Cl IB                                   185,074                192,310
Putnam VT Multi-Cap Gro Cl IB                               31,415                 24,187
Putnam VT Voyager Cl IB                                     82,957                 87,374
SFT Advantus Bond Cl 2                                   4,455,343              4,091,307
SFT Advantus Index 400 MC Cl 2                           2,746,400              2,477,848
SFT Advantus Index 500 Cl 2                              7,620,740              7,440,535

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

 SUB-ACCOUNT                                              2015                  2014
------------------------------------------------    ------------------    ------------------
SFT Advantus Intl Bond Cl 2                           $   1,178,282        $    1,118,413
SFT Advantus Money Market                                 1,263,490             1,209,230
SFT Advantus Mortgage Cl 2                                1,403,411             1,406,052
SFT Advantus Real Estate Cl 2                             1,994,740             1,733,408
SFT Ivy Growth(b)                                         9,871,372             6,085,541
SFT Ivy Small Cap Growth(b)                               3,318,397             2,099,042
SFT Pyramis Core Equity Cl 2(b)                           2,266,501             1,497,995
SFT T. Rowe Price Value(b)                                3,384,515             1,941,286

(a)   For the period from January 1, 2014 through May 1, 2014.
(b) For the period from May 1, 2014 through December 31, 2014 and for the year ended December 31, 2015.
(c)   For the period from May 1, 2015 through December 31, 2015.

To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.02% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those policies with assets allocated to specified funds on May 1, 2014, as follows:

- Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.

- Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund - (i) to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life will make a corresponding reduction in sub-account expenses, until September 30, 2016, to those policy owners whose sub-account invests in the fund; and (ii) to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.

- Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each policy outstanding on May 1, 2014, to those policy owners whose sub-account invests in the fund.

These fee waivers are reported on the statements of operations as "Fees Waived" of the respective sub- account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

(4)   FAIR VALUE MEASUREMENTS

      In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
      820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

      The fair value of the Account's financial assets has been determined using available market information as of December 31, 2015. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

      The Account is required to categorize its financial assets recorded on the statement of assets, liabilities, and policy owner's equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

            Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

            Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

            Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

      The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

      As of December 31, 2015, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.
                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

(5)   INVESTMENT TRANSACTIONS

      The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2015 were as follows:

                                                                 PURCHASES            SALES
                                                           ------------------  ------------------
AB VPS Intl Value Cl B                                       $       645,364      $      470,347
Am Century VP Inc & Gro Cl II                                        787,951             632,733
Am Century VP Infl Pro Cl II                                         696,906             722,424
Amer Funds IS Glbl Bond Cl 2                                         683,614             275,583
Amer Funds IS Glbl Growth Cl 2                                     1,512,462             433,862
Amer Funds IS Glbl Sm Cp Cl 2                                      1,307,390             519,638
Amer Funds IS Growth Cl 2                                          4,606,532             808,413
Amer Funds IS Growth-Inc Cl 2                                      4,393,495             518,476
Amer Funds IS Intl Cl 2                                            2,557,495             523,407
Amer Funds IS New World Cl 2                                       3,585,455           2,992,604
Amer Funds IS US Govt/AAA Cl 2                                       315,935             360,714
Fidelity VIP Equity-Income SC2                                    13,353,023           6,598,955
Fidelity VIP Mid Cap SC2                                           8,457,812           5,012,694
Franklin Dev Mkts VIP Cl 2                                         7,358,243           2,245,789
Franklin Mutual Shs VIP Cl 2                                       1,764,870           2,049,087
Franklin Small Cp Val VIP Cl 2                                     1,786,218           1,658,443
Franklin Sm-Md Cp Gr VIP Cl 2                                      7,374,788           2,582,527
Goldman Sachs VI HQ Flt Rt SS                                        317,496             341,840
Ibbotson Aggressive Grwth ETF2                                     2,379,388           3,314,402
Ibbotson Balanced ETF2                                               978,119             865,823
Ibbotson Conservative ETF2                                           208,474             365,001
Ibbotson Growth ETF2                                               3,869,866             870,398
Ibbotson Income & Growth ETF2                                        193,617             454,362
Invesco VI Amer Value Sr II                                        1,988,788             888,408
Invesco VI Comstock Sr II                                            780,604           1,061,581
Invesco VI Equity & Inc Sr II                                        504,511             245,351
Invesco VI Growth & Inc Sr II                                        141,676              33,911
Invesco VI Sm Cap Eqty Sr II                                         882,881             517,081
Ivy VIP Asset Strategy                                            12,171,789           8,080,777
Ivy VIP Balanced                                                  19,880,572          10,545,670
Ivy VIP Core Equity                                                5,053,842           1,699,011
Ivy VIP Glbl Natural Res                                           2,335,703           2,274,283
Ivy VIP Global Growth                                              1,322,907           1,527,249
Ivy VIP High Income                                                1,976,665           1,613,458


                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                                PURCHASES            SALES
                                                           ------------------  ------------------
Ivy VIP Intl Core Equity                                     $    26,077,168     $    11,981,820
Ivy VIP Micro Cap Growth                                           3,853,120           2,653,291
Ivy VIP Mid Cap Growth                                               815,872           1,006,469
Ivy VIP Science & Tech                                             5,223,657           3,423,416
Ivy VIP Small Cap Value                                            5,916,940           5,536,310
Ivy VIP Value                                                      9,994,799           5,855,569
Janus Aspen Balanced SS                                            1,184,577             863,991
Janus Aspen Forty SS                                              13,796,181           5,234,362
Janus Aspen Overseas SS                                            6,712,597           6,234,817
Janus Aspen Perk Mid Cp Val SS                                       816,473             794,408
MFS VIT II Intl Value SC(a)                                          753,082              21,076
MFS VIT Mid Cap Growth Ser SC                                      1,556,456             578,271
MorgStanley UIF Emg Mk Eq Cl 2                                     1,763,058           1,102,971
NeubergerBerman Soc Resp S Cl                                        392,841             620,428
Oppenheimer Intl Grow VA SS                                        5,820,295           9,997,889
Oppenheimer MS Sm Cap VA SS                                          836,772             446,277
PIMCO VIT Low Dur Port Adv Cl                                      1,003,655           1,538,928
PIMCO VIT Total Return Adv Cl                                      5,855,300           3,073,764
Putnam VT Equity Income Cl IB                                        729,308             879,634
Putnam VT Growth and Inc Cl IB                                       392,881             120,429
Putnam VT Inter Eq Cl IB                                             825,935             771,168
Putnam VT Multi-Cap Gro Cl IB                                        377,683             526,770
Putnam VT Voyager Cl IB                                              921,039           1,402,434
SFT Advantus Bond Cl 2                                             2,698,862           7,879,391
SFT Advantus Index 400 MC Cl 2                                     2,846,910           8,173,932
SFT Advantus Index 500 Cl 2                                        6,285,453          17,749,436
SFT Advantus Intl Bond Cl 2                                        1,284,372           2,649,252
SFT Advantus Money Market                                         10,086,331           6,438,057
SFT Advantus Mortgage Cl 2                                           915,059           3,571,086
SFT Advantus Real Estate Cl 2                                     12,626,699           7,529,345
SFT Ivy Growth                                                     1,556,763          26,689,550
SFT Ivy Small Cap Growth                                           1,425,705          10,568,242
SFT Pyramis Core Equity Cl 2                                       1,164,675           8,604,254
SFT T. Rowe Price Value                                            2,907,964           8,748,547

(a)   For the period from May 1, 2015 through December 31, 2015.

                                                                     (Continued)




                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

(6) UNIT ACTIVITY FROM POLICY TRANSACTIONS

      Transactions in units for each segregated sub-account for the years or periods ended December 31, 2015 and 2014 were as follows:

                                                                             SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------------------
                                                           AM CENTURY     AM CENTURY     AM CENTURY       AM CENTURY    AMER FUNDS
                                             AB VPS INTL  VP INC & GRO  VP INFL PRO CL  VP ULTRA CL II  VP VALUE CL II  IS GLBL BOND
                                             VALUE CL B      CL II           II              (a)            (a)            CL 2
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013         212,026     1,243,322       3,509,305      17,783,138      12,781,473     1,523,407
     Policy purchase payments                    67,520       418,891         618,124         169,662         161,556       586,128
     Policy terminations, withdrawal payments
       and charges                              (24,838)     (177,309)       (502,256)    (17,952,800)    (12,943,029)     (521,253)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014         254,708     1,484,904       3,625,173              --              --     1,588,282
     Policy purchase payments                   552,954       178,187         551,300              --              --       637,502
     Policy terminations, withdrawal payments
       and charges                             (403,102)     (248,756)       (631,955)             --              --      (265,084)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015         404,560     1,414,335       3,544,518              --              --     1,960,700
                                             =======================================================================================



                                                                             SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------------------
                                              AMER FUNDS IS                                AMER FUNDS IS                 AMER FUNDS
                                             GLBL GROWTH CL  AMER FUNDS IS   AMER FUNDS IS GROWTH-INC CL  AMER FUNDS IS IS NEW WORLD
                                                   2        GLBL SM CP CL 2  GROWTH  CL 2       2           INTL CL 2      CL 2
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013            651,598    1,003,853         2,002,093    1,731,497      3,071,353    14,100,291
     Policy purchase payments                      415,527    2,185,008         4,488,108    3,884,082        897,894     1,802,754
     Policy terminations, withdrawal payments
       and charges                                (367,202)  (1,886,090)         (158,179)    (156,752)      (154,371)     (629,049)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014            699,923    1,302,771         6,332,022    5,458,827      3,814,876    15,273,996
     Policy purchase payments                      950,817      920,416         1,677,493    1,893,514      2,030,672     2,778,574
     Policy terminations, withdrawal payments
       and charges                                (298,632)    (404,752)         (532,966)    (309,674)      (456,031)   (3,067,530)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015          1,352,108    1,818,435         7,476,549    7,042,667      5,389,517    14,985,040
                                             =======================================================================================



                                                                             SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------------------
                                             AMER FUNDS IS  FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                              US GOVT/AAA  CONTRAFUND SC   EQUITY-INCOME    HIGH INCOME  FIDELITY VIP  FRANKLIN DEV
                                                 CL 2          2 (a)            SC2           SC2 (a)    MID CAP SC2   MKTS VIP CL 2
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013           202,427    35,286,927      43,196,104       2,663,020  14,349,558      12,541,373
     Policy purchase payments                     363,271       263,738       1,487,618         153,951     452,665         793,177
     Policy terminations, withdrawal payments
       and charges                                (28,182)  (35,550,665)     (3,193,794)     (2,816,971) (1,484,640)     (1,347,088)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014           537,516             -      41,489,928               -  13,317,583      11,987,462
     Policy purchase payments                     277,447             -       1,358,702               -     329,952       1,391,597
     Policy terminations, withdrawal payments
       and charges                               (329,633)            -      (2,986,929)              -  (1,086,182)       (911,076)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015           485,330             -      39,861,701               -  12,561,353      12,467,983
                                             =======================================================================================


                                       52                            (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                                             SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------------------
                                                 FRANKLIN                     FRANKLIN SM-    FRANKLIN VIP    GOLDMAN      IBBOTSON
                                                MUTUAL SHS  FRANKLIN SMALL    MD CP GR VIP   LG CAP GRO CL  SACHS VI HQ   AGGRESSIVE
                                                 VIP CL 2   CP VAL VIP CL 2        CL 2           2 (a)       FLT RT SS   GRWTH ETF2
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013         5,764,994        2,384,313     17,102,812       2,016,220     1,721,600   7,049,914
     Policy purchase payments                     229,510        1,422,196        567,513          34,332       420,163   1,213,801
     Policy terminations, withdrawal payments
       and charges                               (904,509)        (324,646)    (1,663,819)     (2,050,552)     (282,946) (1,039,742)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014         5,089,995        3,481,863     16,006,506               -     1,858,817   7,223,973
     Policy purchase payments                     253,752          611,856        972,654               -       285,898   1,519,945
     Policy terminations, withdrawal payments
       and charges                               (858,678)      (1,034,777)    (1,583,511)              -      (307,123) (2,307,761)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015         4,485,069        3,058,942     15,395,649               -     1,837,592   6,436,157
                                             =======================================================================================



                                                                             SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------------------
                                                              IBBOTSON                    IBBOTSON      INVESCO VI      INVESCO VI
                                               IBBOTSON     CONSERVATIVE    IBBOTSON       INCOME &     AMER FRANCH   AMER VALUE SR
                                             BALANCED ETF2     ETF2        GROWTH ETF2   GROWTH ETF2     SR II (a)         II
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013         4,447,308     1,265,747     7,449,602     1,249,324     3,603,175         613,864
     Policy purchase payments                   1,477,485       900,224     2,220,688        63,376        54,051         634,530
     Policy terminations, withdrawal payments
       and charges                               (358,940)     (117,740)     (900,582)     (108,386)   (3,657,226)        (92,196)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014         5,565,853     2,048,231     8,769,708     1,204,314             -       1,156,198
     Policy purchase payments                     527,096       109,133     2,510,055        99,593             -         938,819
     Policy terminations, withdrawal payments
       and charges                               (639,810)     (309,470)     (599,157)     (368,497)            -        (513,404)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015         5,453,139     1,847,894    10,680,606       935,410             -       1,581,613
                                             =======================================================================================



                                                                          SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                        INVESCO VI       INVESCO VI      INVESCO VI
                                         INVESCO VI   CORE EQUITY SR  EQUITY & INC SR   GROWTH & INC  INVESCO VI SM    IVY VIP ASSET
                                       COMSTOCK SR II     II (a)            II              SR II      CAP EQTY SR II      STRATEGY
                                       ---------------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013    3,279,989        506,376          750,677        114,709        1,801,450     20,068,501
     Policy purchase payments                772,702         76,639          341,768        135,095          262,240        916,623
     Policy terminations, withdrawal
       payments and charges                 (721,666)      (583,015)        (118,821)       (78,395)        (420,160)    (4,503,963)
                                       ---------------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014    3,331,025              -           973,624       171,409        1,643,530     16,481,161
     Policy purchase payments                388,165              -           171,151        51,082          208,531      1,057,536
     Policy terminations, withdrawal
       payments and charges                 (612,946)             -         (133,802)       (19,874)        (304,280)    (2,516,341)
                                       ---------------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015    3,106,244              -        1,010,973        202,617        1,547,781     15,022,356
                                       =============================================================================================


                                       53                            (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015


                                                                             SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------------------
                                              IVY VIP     IVY VIP CORE   IVY VIP GLBL   IVY VIP GLOBAL    IVY VIP       IVY VIP HIGH
                                              BALANCED       EQUITY       NATURAL RES       GROWTH       GROWTH (a)        INCOME
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013      19,802,549     7,460,619      5,459,398        4,896,130     31,566,287        379,910
     Policy purchase payments                   163,794     1,206,670      4,390,047          473,103         52,324     15,132,715
     Policy terminations, withdrawal payments
       and charges                           (3,386,991)     (945,789)    (2,509,541)        (623,682)   (31,618,611)    (2,424,926)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014      16,579,352     7,721,500      7,339,904        4,745,551              -     13,087,699
     Policy purchase payments                   316,803       982,523      2,907,198          311,177              -        968,931
     Policy terminations, withdrawal payments
       and charges                           (1,317,477)     (765,705)    (2,756,394)        (618,742)             -     (1,486,071)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015      15,578,678     7,938,318      7,490,708        4,437,986              -     12,570,559
                                             =======================================================================================



                                                                             SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------------------
                                             IVY VIP INTL  IVY VIP MICRO  IVY VIP MID     IVY VIP      IVY VIP SMALL   IVY VIP SMALL
                                             CORE EQUITY    CAP GROWTH    CAP GROWTH   SCIENCE & TECH  CAP GROWTH (a)    CAP VALUE
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013       30,922,618     6,551,842     2,172,018       3,881,854      23,167,691     21,251,145
     Policy purchase payments                    521,766       392,467       561,933         744,463         197,082        559,515
     Policy terminations, withdrawal payments
       and charges                            (2,088,997)   (1,313,656)     (480,165)       (995,898)    (23,364,773)    (1,899,424)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014       29,355,387     5,630,653     2,253,786       3,630,419               -     19,911,236
     Policy purchase payments                    561,146       176,775       280,269       1,084,156               -        336,846
     Policy terminations, withdrawal payments
       and charges                            (1,969,243)     (698,867)     (555,876)       (858,047)              -     (1,627,422)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015       27,947,290     5,108,561     1,978,179       3,856,528               -     18,620,660
                                             =======================================================================================



                                                                             SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------------------
                                                                                                      JANUS ASPEN    MFS VIT II
                                                            JANUS ASPEN   JANUS ASPEN   JANUS ASPEN   PERK MID CP   INTL VALUE SC
                                             IVY VIP VALUE  BALANCED SS   FORTY  SS     OVERSEAS SS      VAL SS          (c)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013        16,476,220    3,250,826    30,955,769    43,852,792       2,898,959               --
     Policy purchase payments                     429,830      410,716       729,646     2,382,289         478,303               --
     Policy terminations, withdrawal payments
       and charges                             (1,307,847)    (388,544)   (3,454,253)   (4,009,309)       (703,262)              --
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014        15,598,203    3,272,998    28,231,162    42,225,772       2,674,000               --
     Policy purchase payments                     195,954      322,538     1,885,164     3,403,194         289,995          761,834
     Policy terminations, withdrawal payments
       and charges                             (1,263,963)    (329,700)   (2,745,194)   (4,226,926)       (528,897)         (21,386)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015        14,530,194    3,265,836    27,371,132    41,402,040       2,435,098          740,448
                                             =======================================================================================


                                       54                            (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015


                                                                             SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------------------
                                               MFS VIT -      MFS VIT INV     MFS VIT MID    MFS VIT NEW   MORGSTANLEY  NEUBERGERBER
                                             VALUE SERIES -  GROWTH SER SS    CAP GROWTH    DISCOVERY SER   UIF EMG MK  MAN SOC RESP
                                               SS (a)            (a)            SER SC         SS (a)         EQ CL 2       S CL
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013         20,974,980      6,572,725        696,901       4,800,912    3,831,236       781,157
     Policy purchase payments                      190,822        104,317        150,644          98,339    1,744,482       442,087
     Policy terminations, withdrawal payments
       and charges                             (21,165,802)    (6,677,042)      (165,697)     (4,899,251)    (372,963)     (240,672)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014                  -              -        681,848               -    5,202,755       982,572
     Policy purchase payments                            -              -        551,507               -    1,662,692       158,483
     Policy terminations, withdrawal payments
       and charges                                       -              -       (234,589)              -   (1,048,055)     (349,291)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015                  -              -        998,766               -    5,817,392       791,764
                                             =======================================================================================



                                                                                SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------------------
                                             OPPENHEIMER   OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     PIMCO VIT     PIMCO VIT
                                             CAP APP VA   GBL STR INC VA   INTL GROW VA    MS SM CAP VA   LOW DUR PORT  TOTAL RETURN
                                                SS (a)        SS (a)            SS              SS           ADV CL        ADV CL
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013       1,861,031      21,627,999      6,497,971         439,850      5,493,724    17,536,932
     Policy purchase payments                    40,060         682,541      3,612,567         531,704      1,530,746     2,203,083
     Policy terminations, withdrawal payments
       and charges                           (1,901,091)    (22,310,540)      (465,917)       (275,673)    (1,211,557)   (1,857,719)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014               -               -      9,644,621         695,881      5,812,913    17,882,296
     Policy purchase payments                         -               -        944,275         334,251        761,119     3,855,518
     Policy terminations, withdrawal payments
       and charges                                    -               -     (2,887,383)       (236,446)    (1,408,375)   (2,531,499)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015               -               -      7,701,513         793,686      5,165,657    19,206,315
                                             =======================================================================================



                                                                                SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------------------
                                               PUTNAM VT       PUTNAM VT                   PUTNAM VT
                                             EQUITY INCOME  GROWTH AND INC   PUTNAM VT   MULTI-CAP GRO     PUTNAM VT    SFT ADVANTUS
                                                CL IB           CL IB      INTER EQ CLIB     CL IB       VOYAGER CL IB    BOND CL 2
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013          2,140,302       435,617      3,080,283       214,640       1,278,815    24,411,925
     Policy purchase payments                      733,068       206,688        274,851       438,630         651,218       836,466
     Policy terminations, withdrawal payments
       and charges                                (352,709)     (249,070)      (279,868)     (203,698)       (469,474)   (1,841,837)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014          2,520,661       393,235      3,075,266       449,572       1,460,559    23,406,554
     Policy purchase payments                      268,819       166,241        361,693       132,230         161,983       636,089
     Policy terminations, withdrawal payments
       and charges                                (357,451)      (52,276)      (349,181)     (188,253)       (549,663)   (1,687,719)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015          2,432,029       507,200      3,087,778       393,549       1,072,879    22,354,924
                                             =======================================================================================


                                       55                            (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                                            SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------------------------------
                                        SFT ADVANTUS                                                                   SFT ADVANTUS
                                        INDEX 400 MC    SFT ADVANTUS     SFT ADVANTUS    SFT ADVANTUS   SFT ADVANTUS  REAL ESTATE CL
                                           CL 2        INDEX 500 CL 2   INTL BOND CL 2   MONEY MARKET   MORTGAGE CL 2       2
                                        --------------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013 21,127,563        27,561,085       12,338,190     12,192,308       8,783,973     13,366,776
     Policy purchase payments              663,610           648,463          580,452      3,170,600         249,988      1,881,788
     Policy terminations, withdrawal
       payments and charges             (1,849,514)       (1,926,448)      (1,287,980)    (3,632,589)       (786,369)    (2,409,776)
                                        --------------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014 19,941,659        26,283,100       11,630,662     11,730,319       8,247,592     12,838,788
     Policy purchase payments              717,075           684,708          526,425      4,697,647         221,376      2,736,573
     Policy terminations, withdrawal
       payments and charges             (1,902,978)       (1,761,235)      (1,015,480)    (2,944,533)       (783,558)    (1,598,425)
                                        --------------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015 18,755,756        25,206,573       11,141,607     13,483,433       7,685,410     13,976,936
                                       =============================================================================================



                                                                             SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------------------
                                                                                    SFT PYRAMIS
                                                  SFT IVY       SFT IVY SMALL      CORE EQUITY CL       SFT T. ROWE
                                                GROWTH (b)      CAP GROWTH (b)          2 (b)         PRICE VALUE (b)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013                 -                   -                  -                   -
     Policy purchase payments                  40,809,557          26,619,267         35,282,791          32,255,794
     Policy terminations, withdrawal payments
       and charges                             (2,453,598)         (1,249,731)        (4,246,808)         (2,205,804)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014        38,355,959          25,369,536         31,035,983          30,049,990
     Policy purchase payments                     229,890             347,603            495,405           1,068,218
     Policy terminations, withdrawal payments
       and charges                             (3,390,955)         (2,375,652)        (3,462,772)         (2,953,838)
                                             ---------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015        35,194,894          23,341,487         28,068,616          28,164,370
                                             =======================================================================================

    (a) For the period from January 1, 2014 through May 1, 2014.
    (b) For the period from May 1, 2014 through December 31, 2014 and for the year ended December 31, 2015.
    (c) For the period from May 1, 2015 through December 31, 2015.




                                       56                            (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

(7)   FINANCIAL HIGHLIGHTS

      A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2015, 2014, 2013, 2012, and 2011 is as follows:


                                                 AT DECEMBER 31                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                               ---------------------------------------------  -------------------------------------------------
                                   UNITS                                        INVESTMENT
                                OUTSTANDING    UNIT FAIR VALUE  NET ASSETS     INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                               ---------------------------------------------  -------------------------------------------------
AB VPS INTL VALUE CL B
      2015                            404,560     $  1.10       $  445,399              1.75%        0.50%          1.89%
      2014                            254,708        1.08          275,220              3.56%        0.50%        (6.93)%
      2013                            212,026        1.16          246,155              7.27%        0.50%         22.12%
      2012                             86,924        0.95           82,645              1.08%        0.50%         13.62%
      2011                            241,470        0.84          202,034              4.42%        0.50%       (19.84)%

AM CENTURY VP INC & GRO CL II
      2015                          1,414,335        2.36        3,343,470              1.85%        0.50%        (6.42)%
      2014                          1,484,904        2.53        3,751,031              1.82%        0.50%         11.77%
      2013                          1,243,322        2.26        2,810,026              1.95%        0.50%         34.81%
      2012                          1,421,489        1.68        2,383,170              1.88%        0.50%         13.89%
      2011                          1,279,250        1.47        1,883,225              1.34%        0.50%          2.34%

AM CENTURY VP INFL PRO CL II
      2015                          3,544,518        1.11        3,919,895              1.98%        0.50%        (2.96)%
      2014                          3,625,173        1.14        4,131,133              1.29%        0.50%          2.78%
      2013                          3,509,305        1.11        3,890,768              1.67%        0.50%        (8.93)%
      2012                          3,983,428        1.22        4,849,677              2.39%        0.50%          6.84%
      2011                          3,654,509        1.14        4,163,958              4.03%        0.50%         11.19%

AMER FUNDS IS GLBL BOND CL 2
      2015                          1,960,700        0.99        1,934,322              0.05%        0.50%        (4.54)%
      2014                          1,588,282        1.03        1,641,512              1.23%        0.50%          0.88%
      2013                          1,523,407        1.02        1,560,678              0.00%        0.50%        (3.06)%
      2012                            873,999        1.06          923,693              2.41%        0.50%          5.66%
      2011 (e)                        465,216        1.00          465,328              5.40%        0.50%        (0.14)%

AMER FUNDS IS GLBL GROWTH CL 2
      2015                          1,352,108        1.42        1,919,283              1.32%        0.50%          6.40%
      2014                            699,923        1.33          933,733              1.09%        0.50%          1.80%
      2013                            651,598        1.31          853,870              1.61%        0.50%         28.54%
      2012                            288,211        1.02          293,836              1.68%        0.50%         21.94%
      2011 (e)                         46,718        0.84           39,058              2.36%        0.50%       (16.64)%

AMER FUNDS IS GLBL SM CP CL 2
      2015                          1,818,435        1.17        2,136,419              0.00%        0.50%        (0.23)%
      2014                          1,302,771        1.18        1,534,175              0.09%        0.50%          1.61%
      2013                          1,003,853        1.16        1,163,399              0.89%        0.50%         27.64%
      2012                            579,370        0.91          526,059              1.36%        0.50%         17.58%
      2011 (e)                        313,810        0.77          242,320              0.17%        0.50%       (23.16)%

AMER FUNDS IS GROWTH CL 2
      2015                          7,476,549        1.53       11,412,305              0.65%        0.50%          6.33%
      2014                          6,332,022        1.44        9,090,310              1.16%        0.50%          7.97%
      2013                          2,002,093        1.33        2,662,148              1.16%        0.50%         29.46%
      2012                          1,003,890        1.03        1,031,155              1.04%        0.50%         17.30%
      2011 (e)                        530,714        0.88          464,729              0.78%        0.50%       (12.77)%

AMER FUNDS IS GROWTH-INC CL 2
      2015                          7,042,667        1.57       11,086,486              1.47%        0.50%          0.95%
      2014                          5,458,827        1.56        8,512,466              1.83%        0.50%         10.08%
      2013                          1,731,497        1.42        2,452,800              1.55%        0.50%         32.84%
      2012                          1,052,006        1.07        1,121,876              2.39%        0.50%         16.89%
      2011 (e)                        297,249        0.91          271,182              2.66%        0.50%        (8.84)%

AMER FUNDS IS INTL CL 2
      2015                          5,389,517        1.03        5,544,084              1.75%        0.50%        (5.00)%
      2014                          3,814,876        1.08        4,130,938              1.51%        0.50%        (3.14)%
      2013                          3,071,353        1.12        3,433,593              1.69%        0.50%         21.03%
      2012                          1,526,167        0.92        1,409,746              1.90%        0.50%         17.31%
      2011 (e)                        796,751        0.79          627,344              4.24%        0.50%       (21.54)%


                                       57                            (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                 AT DECEMBER 31                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                               ---------------------------------------------  -------------------------------------------------
                                   UNITS                                        INVESTMENT
                                OUTSTANDING    UNIT FAIR VALUE  NET ASSETS     INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                               ---------------------------------------------  -------------------------------------------------
AMER FUNDS IS NEW WORLD CL 2
      2015                          14,985,040       0.94       14,120,259              0.57%        0.50%        (3.63)%
      2014                          15,273,996       0.98       14,934,201              1.02%        0.50%        (8.33)%
      2013                          14,100,291       1.07       15,039,422              1.46%        0.50%         10.83%
      2012                          12,772,978       0.96       12,293,094              4.36%        0.50%         17.23%
      2011 (e)                         319,496       0.82          262,305              2.99%        0.50%       (18.10)%

AMER FUNDS IS US GOVT/AAA CL 2
      2015                             485,330       1.10          532,278              1.65%        0.50%          1.08%
      2014                             537,516       1.08          583,196              1.31%        0.50%          4.49%
      2013                             202,427       1.04          210,198              0.72%        0.50%        (3.56)%
      2012                             150,996       1.08          162,583              1.03%        0.50%          1.39%
      2011 (e)                          84,990       1.06           90,253              3.59%        0.50%          6.11%

FIDELITY VIP EQUITY-INCOME SC2
      2015                          39,861,701       2.03       80,973,896             11.73%        0.50%        (4.72)%
      2014                          41,489,928       2.13       88,452,623              2.65%        0.50%          7.94%
      2013                          43,196,104       1.98       85,317,022              2.29%        0.50%         27.19%
      2012                          45,569,215       1.55       70,763,677              2.92%        0.50%         16.47%
      2011                          49,193,364       1.33       65,589,021              2.26%        0.50%          0.15%

FIDELITY VIP MID CAP SC2
      2015                          12,561,353       4.25       53,439,007             12.24%        0.50%        (2.12)%
      2014                          13,317,583       4.35       57,882,694              0.02%        0.50%          5.50%
      2013                          14,349,558       4.12       59,114,713              0.28%        0.50%         35.19%
      2012                          15,473,513       3.05       47,151,423              0.38%        0.50%         13.99%
      2011                          17,332,964       2.67       46,335,185              0.02%        0.50%       (11.30)%

FRANKLIN DEV MKTS VIP CL 2
      2015                          12,467,983       2.02       25,146,799              2.03%        0.50%       (20.00)%
      2014                          11,987,462       2.52       30,222,667              1.48%        0.50%        (8.85)%
      2013                          12,541,373       2.77       34,689,425              1.94%        0.50%        (1.42)%
      2012                          12,789,015       2.81       35,883,022              1.42%        0.50%         12.60%
      2011                          15,739,196       2.49       39,224,656              0.98%        0.50%       (16.28)%

FRANKLIN MUTUAL SHS VIP CL 2
      2015                           4,485,069       2.26       10,120,834              3.13%        0.50%        (5.41)%
      2014                           5,089,995       2.39       12,142,796              1.98%        0.50%          6.59%
      2013                           5,764,994       2.24       12,902,966              2.07%        0.50%         27.62%
      2012                           6,453,828       1.75       11,318,359              2.02%        0.50%         13.67%
      2011                           8,009,831       1.54       12,357,479              2.37%        0.50%        (1.53)%

FRANKLIN SMALL CP VAL VIP CL 2
      2015                           3,058,942       1.49        4,555,854              0.67%        0.50%        (7.85)%
      2014                           3,481,863       1.62        5,627,393              0.61%        0.50%          0.07%
      2013                           2,384,313       1.62        3,850,893              1.31%        0.50%         35.56%
      2012                           1,724,431       1.19        2,054,547              0.78%        0.50%         17.79%
      2011                           1,253,928       1.01        1,268,261              0.76%        0.50%        (4.24)%

FRANKLIN SM-MD CP GR VIP CL 2
      2015                          15,395,649       1.46       22,494,257              0.00%        0.50%        (3.14)%
      2014                          16,006,506       1.51       24,146,039              0.00%        0.50%          6.94%
      2013                          17,102,812       1.41       24,127,091              0.00%        0.50%         37.47%
      2012                          18,716,472       1.03       19,208,030              0.00%        0.50%         10.30%
      2011                          20,415,383       0.93       18,996,212              0.00%        0.50%        (5.30)%

GOLDMAN SACHS VI HQ FLT RT SS
      2015                           1,837,592       1.09        2,008,965              0.44%        0.50%        (0.92)%
      2014                           1,858,817       1.10        2,050,998              0.29%        0.50%        (0.58)%
      2013                           1,721,600       1.11        1,910,781              0.50%        0.50%        (0.09)%
      2012                           1,348,441       1.11        1,498,072              0.76%        0.50%          2.27%
      2011                           1,077,778       1.09        1,170,789              0.91%        0.50%          5.82%

IBBOTSON AGGRESSIVE GRWTH ETF2
      2015                           6,436,157       1.36        8,752,088              1.13%        0.50%        (3.32)%
      2014                           7,223,973       1.41       10,160,326              0.97%        0.50%          3.95%
      2013                           7,049,914       1.35        9,538,972              1.20%        0.50%         17.53%
      2012                           6,561,362       1.15        7,553,849              1.27%        0.50%         13.62%
      2011                           5,219,002       1.01        5,287,819              1.88%        0.50%        (5.52)%


                                       58                            (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015


                                                 AT DECEMBER 31                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                               ---------------------------------------------  -------------------------------------------------
                                   UNITS                                        INVESTMENT
                                OUTSTANDING    UNIT FAIR VALUE  NET ASSETS     INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                               ---------------------------------------------  -------------------------------------------------
IBBOTSON BALANCED ETF2
      2015                           5,453,139       1.29         7,051,285             1.36%        0.50%        (2.71)%
      2014                           5,565,853       1.33         7,397,469             1.25%        0.50%          3.99%
      2013                           4,447,308       1.28         5,684,520             1.39%        0.50%         11.30%
      2012                           4,568,297       1.15         5,246,135             1.72%        0.50%         10.26%
      2011                           3,151,673       1.04         3,282,529             1.22%        0.50%        (1.38)%

IBBOTSON CONSERVATIVE ETF2
      2015                           1,847,894       1.14         2,106,988             1.18%        0.50%        (1.70)%
      2014                           2,048,231       1.16         2,375,899             1.21%        0.50%          2.25%
      2013                           1,265,747       1.13         1,435,886             1.24%        0.50%          2.05%
      2012                           1,405,832       1.11         1,562,706             1.98%        0.50%          4.68%
      2011                             698,274       1.06           741,470             2.04%        0.50%          2.63%

IBBOTSON GROWTH ETF2
      2015                          10,680,606       1.34        14,334,170             1.38%        0.50%        (3.00)%
      2014                           8,769,708       1.38        12,133,457             1.08%        0.50%          4.05%
      2013                           7,449,602       1.33         9,905,843             1.27%        0.50%         15.97%
      2012                           6,574,447       1.15         7,538,658             1.29%        0.50%         12.35%
      2011                           5,913,172       1.02         6,034,853             1.23%        0.50%        (4.16)%

IBBOTSON INCOME & GROWTH ETF2
      2015                             935,410       1.21         1,134,046             1.40%        0.50%        (2.17)%
      2014                           1,204,314       1.24         1,492,380             1.15%        0.50%          2.79%
      2013                           1,249,324       1.21         1,506,157             1.46%        0.50%          6.80%
      2012                           1,180,691       1.13         1,332,809             1.85%        0.50%          7.33%
      2011                           1,009,618       1.05         1,061,853             0.92%        0.50%          0.58%

INVESCO VI AMER VALUE SR II
      2015                           1,581,613       1.61         2,546,537             0.01%        0.50%        (9.81)%
      2014                           1,156,198       1.79         2,064,096             0.20%        0.50%          8.93%
      2013                             613,864       1.64         1,006,053             0.73%        0.50%         33.27%
      2012                             279,253       1.23           343,434             0.80%        0.50%         16.49%
      2011                              61,976       1.06            65,443             0.59%        0.50%          0.32%

INVESCO VI COMSTOCK SR II
      2015                           3,106,244       1.67         5,196,176             1.62%        0.50%        (6.66)%
      2014                           3,331,025       1.79         5,969,917             1.07%        0.50%          8.56%
      2013                           3,279,989       1.65         5,415,108             1.56%        0.50%         34.98%
      2012                           2,607,872       1.22         3,189,821             1.61%        0.50%         18.33%
      2011                           2,040,933       1.03         2,109,673             1.04%        0.50%        (2.59)%

INVESCO VI EQUITY & INC SR II
      2015                           1,010,973       1.74         1,761,775             2.35%        0.50%        (3.07)%
      2014                             973,624       1.80         1,750,446             1.62%        0.50%          8.22%
      2013                             750,677       1.66         1,247,061             1.57%        0.50%         24.26%
      2012                             622,666       1.34           832,439             1.83%        0.50%         11.83%
      2011                             602,982       1.20           720,872             2.10%        0.50%        (2.36)%
INVESCO VI GROWTH & INC SR II
      2015                             202,617       1.59           321,822             2.61%        0.50%        (3.79)%
      2014                             171,409       1.65           282,994             1.41%        0.50%          9.42%
      2013                             114,709       1.51           173,085             1.46%        0.50%         33.10%
      2012                              89,886       1.13           101,900             1.19%        0.50%         13.78%
      2011                              72,942       1.00            72,680             1.14%        0.50%        (2.74)%

INVESCO VI SM CAP EQTY SR II
      2015                           1,547,781       1.57         2,437,127             0.00%        0.50%        (6.21)%
      2014                           1,643,530       1.68         2,759,252             0.00%        0.50%          1.58%
      2013                           1,801,450       1.65         2,977,434             0.00%        0.50%         36.40%
      2012                           1,933,271       1.21         2,342,561             0.00%        0.50%         13.08%
      2011                           1,414,422       1.07         1,515,492             0.00%        0.50%        (1.48)%

IVY VIP ASSET STRATEGY
      2015                          15,022,356       2.95        44,283,142             0.37%        0.50%        (8.80)%
      2014                          16,481,161       3.23        53,272,682             0.50%        0.50%        (5.74)%
      2013                          20,068,501       3.43        68,814,429             1.32%        0.50%         24.51%
      2012                          25,582,035       2.75        70,452,599             1.14%        0.50%         18.58%
      2011                          27,505,594       2.32        63,880,677             1.03%        0.50%        (7.67)%


                                       59                            (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                 AT DECEMBER 31                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                               ---------------------------------------------  -------------------------------------------------
                                   UNITS                                        INVESTMENT
                                OUTSTANDING    UNIT FAIR VALUE  NET ASSETS     INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                               ---------------------------------------------  -------------------------------------------------
IVY VIP BALANCED
      2015                          15,578,678       7.55        117,541,667            0.91%        0.50%       (0.82)%
      2014                          16,579,352       7.61        126,128,760            0.97%        0.50%         7.04%
      2013                          19,802,549       7.11        140,743,277            1.46%        0.50%        23.08%
      2012                          21,337,995       5.77        123,216,733            1.49%        0.50%        11.19%
      2011                          23,348,452       5.19        121,261,324            1.50%        0.50%         2.80%

IVY VIP CORE EQUITY
      2015                           7,938,318       2.14         16,959,118            0.36%        0.50%       (1.19)%
      2014                           7,721,500       2.16         16,694,427            0.49%        0.50%         9.13%
      2013                           7,460,619       1.98         14,780,726            0.53%        0.50%        32.84%
      2012                           6,645,209       1.49          9,910,363            0.58%        0.50%        18.01%
      2011                           6,797,935       1.26          8,590,961            0.36%        0.50%         1.16%

IVY VIP GLBL NATURAL RES
      2015                           7,490,708       0.65          4,906,141            0.11%        0.50%      (22.78)%
      2014                           7,339,904       0.85          6,225,728            0.00%        0.50%      (13.47)%
      2013                           5,459,398       0.98          5,351,672            0.00%        0.50%         7.26%
      2012                           4,680,542       0.91          4,277,538            0.00%        0.50%         1.38%
      2011                           4,223,082       0.90          3,807,158            0.00%        0.50%      (21.83)%

IVY VIP GLOBAL GROWTH
      2015                           4,437,986       2.38         10,557,594            0.43%        0.50%         2.88%
      2014                           4,745,551       2.31         10,973,407            2.11%        0.50%         0.45%
      2013                           4,896,130       2.30         11,270,645            0.90%        0.50%        18.63%
      2012                           4,396,200       1.94          8,530,504            1.90%        0.50%        17.46%
      2011                           4,138,309       1.65          6,836,333            0.41%        0.50%       (7.78)%
IVY VIP HIGH INCOME
      2015                          12,570,559       0.98         12,341,680            6.16%        0.50%       (6.97)%
      2014                          13,087,699       1.05         13,812,067            7.05%        0.50%         1.40%
      2013 (d)                         379,910       1.04            395,262            1.32%        0.50%         3.84%

IVY VIP INTL CORE EQUITY
      2015                          27,947,290       5.47        152,866,475            1.29%        0.50%       (1.43)%
      2014                          29,355,387       5.55        162,899,976            2.51%        0.50%         0.94%
      2013                          30,922,618       5.50        170,002,976            1.63%        0.50%        24.29%
      2012                          33,311,802       4.42        147,348,003            2.33%        0.50%        12.76%
      2011                          35,607,995       3.92        139,680,464            1.55%        0.50%      (14.31)%
IVY VIP MICRO CAP GROWTH
      2015                           5,108,561       3.45         17,607,461            0.00%        0.50%       (9.61)%
      2014                           5,630,653       3.81         21,471,051            0.00%        0.50%       (2.23)%
      2013                           6,551,842       3.90         25,553,668            0.00%        0.50%        56.50%
      2012                           6,373,144       2.49         15,883,055            0.00%        0.50%        11.28%
      2011                           6,904,768       2.24         15,463,227            0.00%        0.50%       (7.48)%

IVY VIP MID CAP GROWTH
      2015                           1,978,179       1.69          3,342,139            0.00%        0.50%       (6.25)%
      2014                           2,253,786       1.80          4,061,535            0.00%        0.50%         7.33%
      2013                           2,172,018       1.68          3,646,835            0.00%        0.50%        29.29%
      2012                           1,662,547       1.30          2,159,156            0.00%        0.50%        12.99%
      2011                             626,632       1.15            720,461            0.00%        0.50%       (1.05)%

IVY VIP SCIENCE & TECH
      2015                           3,856,528       3.83         14,774,294            0.00%        0.50%       (3.36)%
      2014                           3,630,419       3.96         14,392,214            0.00%        0.50%         2.40%
      2013                           3,881,854       3.87         15,028,658            0.00%        0.50%        55.61%
      2012                           3,078,511       2.49          7,659,474            0.00%        0.50%        27.19%
      2011                           3,170,533       1.96          6,202,018            0.00%        0.50%       (6.24)%

IVY VIP SMALL CAP VALUE
      2015                          18,620,660       3.08         57,336,903            0.09%        0.50%       (6.06)%
      2014                          19,911,236       3.28         65,263,162            0.09%        0.50%         6.51%
      2013                          21,251,145       3.08         65,395,891            0.84%        0.50%        32.86%
      2012                          23,341,686       2.32         54,062,629            0.44%        0.50%        18.04%
      2011                          25,302,476       1.96         49,647,685            0.48%        0.50%      (13.22)%


                                       60                            (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                 AT DECEMBER 31                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                               ---------------------------------------------  -------------------------------------------------
                                   UNITS                                        INVESTMENT
                                OUTSTANDING    UNIT FAIR VALUE  NET ASSETS     INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                               ---------------------------------------------  -------------------------------------------------
IVY VIP VALUE
      2015                          14,530,194       4.29        62,338,364             0.79%        0.50%       (4.39)%
      2014                          15,598,203       4.49        69,995,951             1.08%        0.50%        10.39%
      2013                          16,476,220       4.06        66,976,547             0.79%        0.50%        34.66%
      2012                          17,692,762       3.02        53,409,393             1.32%        0.50%        18.29%
      2011                          19,206,467       2.55        49,015,588             0.75%        0.50%       (7.78)%

JANUS ASPEN BALANCED SS
      2015                           3,265,836       2.51         8,190,677             1.39%        0.50%       (0.09)%
      2014                           3,272,998       2.51         8,216,053             1.52%        0.50%         7.70%
      2013                           3,250,826       2.33         7,577,080             1.32%        0.50%        19.21%
      2012                           3,374,258       1.96         6,597,679             2.59%        0.50%        12.81%
      2011                           3,148,015       1.73         5,456,455             2.34%        0.50%         0.85%

JANUS ASPEN FORTY SS
      2015                          27,371,132       1.90        52,028,517             0.00%        0.50%        11.38%
      2014                          28,231,162       1.71        48,180,766             0.03%        0.50%         7.93%
      2013                          30,955,769       1.58        48,950,241             0.58%        0.50%        30.23%
      2012                          33,287,663       1.21        40,417,848             0.58%        0.50%        23.24%
      2011                          36,789,471       0.99        36,246,258             0.25%        0.50%       (7.40)%

JANUS ASPEN OVERSEAS SS
      2015                          41,402,040       1.30        53,946,727             0.51%        0.50%       (9.26)%
      2014                          42,225,772       1.44        60,633,887             3.00%        0.50%      (12.54)%
      2013                          43,852,792       1.64        71,998,130             3.07%        0.50%        13.71%
      2012                          46,388,969       1.44        66,978,333             0.61%        0.50%        12.62%
      2011                          51,916,451       1.28        66,561,798             0.38%        0.50%      (32.67)%
JANUS ASPEN PERK MID CP VAL SS
      2015                           2,435,098       1.44         3,499,094             1.03%        0.50%       (4.17)%
      2014                           2,674,000       1.50         4,009,588             1.25%        0.50%         7.90%
      2013                           2,898,959       1.39         4,028,701             1.20%        0.50%        25.18%
      2012                           1,935,477       1.11         2,148,679             0.92%        0.50%        10.23%
      2011                           1,056,896       1.01         1,064,351             0.67%        0.50%       (3.47)%
MFS VIT II INTL VALUE SC
      2015 (a)                         740,448       0.97           719,194             1.84%        0.50%       (2.87)%

MFS VIT MID CAP GROWTH SER SC
      2015                             998,766       2.39         2,386,224             0.00%        0.50%         3.91%
      2014                             681,848       2.30         1,567,737             0.00%        0.50%         8.02%
      2013                             696,901       2.13         1,483,420             0.00%        0.50%        36.53%
      2012                             732,291       1.56         1,141,668             0.00%        0.50%        15.84%
      2011                             721,519       1.35           971,048             0.00%        0.50%       (6.63)%

MORGSTANLEY UIF EMG MK EQ CL 2
      2015                           5,817,392       0.93         5,388,536             0.80%        0.50%      (11.15)%
      2014                           5,202,755       1.04         5,424,152             0.33%        0.50%       (5.03)%
      2013                           3,831,236       1.10         4,205,880             1.22%        0.50%       (1.59)%
      2012                           2,127,400       1.12         2,373,274             0.00%        0.50%        19.24%
      2011                             682,463       0.94           638,499             0.38%        0.50%      (18.64)%

NEUBERGERBERMAN SOC RESP S CL
      2015                             791,764       1.71         1,352,510             0.31%        0.50%       (1.09)%
      2014                             982,572       1.73         1,696,878             0.12%        0.50%         9.56%
      2013                             781,157       1.58         1,231,320             0.72%        0.50%        36.73%
      2012                             308,396       1.15           355,544             0.09%        0.50%        10.19%
      2011                             354,555       1.05           370,943             0.39%        0.50%       (3.64)%

OPPENHEIMER INTL GROW VA SS
      2015                           7,701,513       3.37        25,968,081             0.95%        0.50%         2.59%
      2014                           9,644,621       3.29        31,698,194             0.87%        0.50%       (7.62)%
      2013                           6,497,971       3.56        23,117,081             0.96%        0.50%        25.09%
      2012                           4,340,949       2.84        12,346,297             1.14%        0.50%        21.07%
      2011                           4,291,559       2.35        10,081,267             0.72%        0.50%       (8.07)%

OPPENHEIMER MS SM CAP VA SS
      2015                             793,686       1.74         1,384,066             0.65%        0.50%       (6.56)%
      2014                             695,881       1.87         1,298,734             0.67%        0.50%        11.10%
      2013                             439,850       1.68           738,905             0.67%        0.50%        39.92%
      2012                             222,772       1.20           267,463             0.36%        0.50%        17.08%
      2011                             150,074       1.03           153,892             0.27%        0.50%       (2.87)%


                                       61                            (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015


                                                 AT DECEMBER 31                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                               ---------------------------------------------  -------------------------------------------------
                                   UNITS                                        INVESTMENT
                                OUTSTANDING    UNIT FAIR VALUE  NET ASSETS     INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                               ---------------------------------------------  -------------------------------------------------
PIMCO VIT LOW DUR PORT ADV CL
      2015                           5,165,657       1.07          5,548,533            3.21%        0.50%       (0.29)%
      2014                           5,812,913       1.08          6,261,708            1.03%        0.50%         0.25%
      2013                           5,493,724       1.07          5,903,230            1.36%        0.50%       (0.73)%
      2012                           5,938,613       1.08          6,428,276            1.80%        0.50%         5.22%
      2011                           3,516,215       1.03          3,617,353            1.56%        0.50%         0.51%

PIMCO VIT TOTAL RETURN ADV CL
      2015                          19,206,315       1.18         22,616,063            5.07%        0.50%       (0.15)%
      2014                          17,882,296       1.18         21,088,924            2.12%        0.50%         3.66%
      2013                          17,536,932       1.14         19,952,383            2.11%        0.50%       (2.55)%
      2012                          14,887,889       1.17         17,380,795            2.47%        0.50%         8.95%
      2011                           9,896,791       1.07         10,604,859            2.56%        0.50%         2.99%

PUTNAM VT EQUITY INCOME CL IB
      2015                           2,432,029       2.33          5,672,610            1.59%        0.50%       (3.53)%
      2014                           2,520,661       2.42          6,094,093            1.59%        0.50%        12.10%
      2013                           2,140,302       2.16          4,616,562            1.83%        0.50%        31.75%
      2012                           2,507,584       1.64          4,104,735            2.33%        0.50%        18.71%
      2011                           2,132,060       1.38          2,940,332            1.71%        0.50%         1.41%

PUTNAM VT GROWTH AND INC CL IB
      2015                             507,200       2.13          1,082,741            1.70%        0.50%       (7.99)%
      2014                             393,235       2.32            912,351            1.28%        0.50%        10.18%
      2013                             435,617       2.11            917,289            1.42%        0.50%        35.00%
      2012                             331,328       1.56            516,812            1.81%        0.50%        18.54%
      2011                             383,874       1.32            505,109            1.24%        0.50%       (5.12)%

PUTNAM VT INTER EQ CL IB
      2015                           3,087,778       2.02          6,233,355            1.18%        0.50%       (0.36)%
      2014                           3,075,266       2.03          6,230,479            0.92%        0.50%       (7.24)%
      2013                           3,080,283       2.18          6,727,901            1.41%        0.50%        27.43%
      2012                           3,205,550       1.71          5,494,268            2.18%        0.50%        21.31%
      2011                           3,323,321       1.41          4,694,740            3.29%        0.50%      (17.35)%

PUTNAM VT MULTI-CAP GRO CL IB
      2015                             393,549       2.69          1,059,759            0.54%        0.50%       (0.79)%
      2014                             449,572       2.71          1,220,213            0.39%        0.50%        12.92%
      2013                             214,640       2.40            515,909            0.44%        0.50%        35.76%
      2012                             162,375       1.77            287,489            0.23%        0.50%        16.18%
      2011                             158,630       1.52            241,751            0.26%        0.50%       (5.56)%

PUTNAM VT VOYAGER CL IB
      2015                           1,072,879       2.38          2,555,034            1.14%        0.50%       (6.58)%
      2014                           1,460,559       2.55          3,723,292            0.72%        0.50%         9.17%
      2013                           1,278,815       2.33          2,986,044            0.75%        0.50%        43.01%
      2012                           1,162,107       1.63          1,897,465            0.35%        0.50%        13.66%
      2011                           1,465,838       1.44          2,105,785            0.00%        0.50%      (18.26)%

SFT ADVANTUS BOND CL 2
      2015                          22,354,924       4.39         98,085,973            0.00%        0.50%       (0.34)%
      2014                          23,406,554       4.40        103,055,002            0.00%        0.50%         5.76%
      2013                          24,411,925       4.16        101,626,780            0.00%        0.50%       (1.15)%
      2012                          25,445,041       4.21        107,157,906            0.00%        0.50%         6.88%
      2011                          27,739,375       3.94        109,301,002            0.00%        0.50%         7.49%

SFT ADVANTUS INDEX 400 MC CL 2
      2015                          18,755,756       3.98         74,562,377            0.00%        0.50%       (3.12)%
      2014                          19,941,659       4.10         81,826,132            0.00%        0.50%         8.69%
      2013                          21,127,563       3.77         79,758,423            0.00%        0.50%        32.12%
      2012                          22,667,347       2.86         64,769,419            0.00%        0.50%        16.66%
      2011                          23,723,937       2.45         58,109,427            0.00%        0.50%       (2.75)%

SFT ADVANTUS INDEX 500 CL 2
      2015                          25,206,573       9.56        240,968,160            0.00%        0.50%         0.43%
      2014                          26,283,100       9.52        250,191,418            0.00%        0.50%        12.56%
      2013                          27,561,085       8.46        233,075,737            0.00%        0.50%        31.05%
      2012                          31,054,272       6.45        200,389,522            0.00%        0.50%        14.85%
      2011                          32,845,483       5.62        184,550,454            0.00%        0.50%         1.09%



                                       62                            (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015


                                                 AT DECEMBER 31                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                               ---------------------------------------------  -------------------------------------------------
                                   UNITS                                        INVESTMENT
                                OUTSTANDING    UNIT FAIR VALUE  NET ASSETS     INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                               ---------------------------------------------  -------------------------------------------------

SFT ADVANTUS INTL BOND CL 2
      2015                          11,141,607       2.43         27,125,258            0.00%        0.50%       (4.64)%
      2014                          11,630,662       2.55         29,694,260            0.00%        0.50%         1.20%
      2013                          12,338,190       2.52         31,128,429            0.00%        0.50%       (0.57)%
      2012                          13,827,494       2.54         35,086,961            0.00%        0.50%        15.61%
      2011                          14,238,053       2.19         31,249,252            0.00%        0.50%       (0.76)%

SFT ADVANTUS MONEY MARKET
      2015                          13,483,433       2.15         29,027,695            0.00%        0.50%       (0.50)%
      2014                          11,730,319       2.16         25,380,544            0.00%        0.50%       (0.50)%
      2013                          12,192,308       2.18         26,512,522            0.00%        0.50%       (0.50)%
      2012                          13,092,844       2.19         28,615,182            0.00%        0.50%       (0.50)%
      2011                          14,371,277       2.20         31,567,866            0.00%        0.50%       (0.50)%

SFT ADVANTUS MORTGAGE CL 2
      2015                           7,685,410       4.43         34,059,739            0.00%        0.50%         2.43%
      2014                           8,247,592       4.33         35,682,512            0.00%        0.50%         5.24%
      2013                           8,783,973       4.11         36,112,470            0.00%        0.50%       (2.47)%
      2012                           9,587,805       4.22         40,413,450            0.00%        0.50%         2.97%
      2011                          10,527,228       4.09         43,092,689            0.00%        0.50%         6.20%

SFT ADVANTUS REAL ESTATE CL 2
      2015                          13,976,936       4.69         65,614,857            0.00%        0.50%         4.47%
      2014                          12,838,788       4.49         57,694,153            0.00%        0.50%        29.72%
      2013                          13,366,776       3.46         46,303,602            0.00%        0.50%         0.64%
      2012                          13,874,543       3.44         47,755,446            0.00%        0.50%        17.31%
      2011                          14,651,240       2.93         42,986,981            0.00%        0.50%         4.89%

SFT IVY GROWTH
      2015                          35,194,894       7.59        267,130,425            0.00%        0.50%         6.21%
      2014                          38,355,959       7.15        274,104,240            0.00%        0.50%        12.58%

SFT IVY SMALL CAP GROWTH
      2015 (b)                      23,341,487       4.00         93,377,521            0.00%        0.42%       (4.07)%
      2014 (c)                      25,369,536       4.17        105,792,773            0.00%        0.43%         8.43%

SFT PYRAMIS CORE EQUITY CL 2
      2015 (b)                      28,068,616       2.40         67,488,583            0.00%        0.28%         0.44%
      2014 (c)                      31,035,983       2.39         74,293,350            0.00%        0.38%        11.27%

SFT T. ROWE PRICE VALUE
      2015 (b)                      28,164,370       2.83         79,687,145            0.00%        0.46%       (2.48)%
      2014 (c)                      30,049,990       2.90         87,180,685            0.00%        0.47%         7.85%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

(a) For the period from May 1, 2015 through December 31, 2015.

(b) For the year ended December 31, 2015, SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value waived expenses resulting in a reduction of the expense ratio of 0.08%, 0.22%, and 0.04%, respectively.

(c) For the period from May 1, 2014 to December 31, 2014, SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value waived expenses resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03%, respectively.

(d) For the period from May 1, 2013 to December 31, 2013.

(e) For the period from April 28, 2011 to December 31, 2011.


                                       63                            (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015


(8)   Subsequent Events

Management has evaluated subsequent events through March 31, 2016, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
                          AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2015, 2014 AND 2013

[KPMG LOGO]
                         KPMG LLP
                         4200 Wells Fargo Center
                         90 South Seventh Street
                         Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2015 and 2014, and the related consolidated statements of operations and comprehensive income
(loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2015 and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015 in accordance with U.S. generally accepted accounting principles.

             KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative ("KPMG
             International"), a Swiss entity.

EMPHASIS OF MATTER

As discussed in note 4 to the consolidated financial statements, the Company adopted new accounting guidance for Accounting Standards Update 2013-08, FINANCIAL SERVICES - INVESTMENT COMPANIES (TOPIC 946): AMENDMENTS TO THE SCOPE, MEASUREMENT, AND DISCLOSURE REQUIREMENTS, as of January 1, 2014. Our opinion is not modified with respect to this matter.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and are not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 4, 2016

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                          2015                        2014
                                                                                 -----------------------     -----------------------
ASSETS

    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $12,247,625
         and $11,239,878)                                                        $            12,504,725     $            11,926,652
    Equity securities, at fair value (cost $461,651 and $364,775)                                505,094                     434,952
    Mortgage loans, net                                                                        2,122,837                   1,935,983
    Finance receivables, net                                                                     289,059                     279,343
    Policy loans                                                                                 410,997                     380,603
    Alternative investments                                                                      596,619                     536,921
    Fixed maturity securities on loan, at fair value (amortized cost $0
       and $45,445)                                                                                   --                      45,054
    Equity securities on loan, at fair value (cost $0 and $2,190)                                     --                       2,575
    Derivative instruments                                                                       218,539                     258,001
    Other invested assets                                                                         28,329                      61,838
                                                                                 -----------------------     -----------------------
      Total investments                                                                       16,676,199                  15,861,922

    Cash and cash equivalents                                                                    267,602                     376,520
    Securities held as collateral                                                                     --                      29,398
    Deferred policy acquisition costs                                                          1,298,306                     940,090
    Accrued investment income                                                                    139,710                     128,366
    Premiums and fees receivable                                                                 305,272                     276,439
    Property and equipment, net                                                                  107,935                      98,631
    Income tax recoverable:
       Current                                                                                    10,241                       5,779
    Reinsurance recoverables                                                                   1,127,720                   1,136,393
    Goodwill and intangible assets, net                                                          145,359                     151,833
    Other assets                                                                                 114,815                     132,016
    Separate account assets                                                                   19,730,417                  19,489,206
                                                                                 -----------------------     -----------------------
         Total assets                                                            $            39,923,576     $            38,626,593
                                                                                 =======================     =======================
LIABILITIES AND EQUITY

Liabilities:

    Policy and contract account balances                                         $             9,636,704     $             8,859,315
    Future policy and contract benefits                                                        3,024,838                   2,974,498
    Pending policy and contract claims                                                           555,315                     530,640
    Other policyholder funds                                                                   1,340,823                   1,222,729
    Policyholder dividends payable                                                                25,244                      27,560
    Unearned premiums and fees                                                                   400,750                     250,629
    Pension and other postretirement benefits                                                     11,132                      17,322
    Income tax liability:
       Deferred                                                                                  206,490                     275,786
    Accrued commissions and expenses                                                             195,788                     213,950
    Other liabilities                                                                            498,142                     441,346
    Short-term debt                                                                               50,000                      50,000
    Long-term debt                                                                               368,000                     393,000
    Securities lending collateral                                                                     --                      30,467
    Separate account liabilities                                                              19,730,417                  19,489,206
                                                                                 -----------------------     -----------------------
      Total liabilities                                                                       36,043,643                  34,776,448
                                                                                 -----------------------     -----------------------
Equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                                      5,000                       5,000
    Additional paid in capital                                                                   196,254                     196,254
    Accumulated other comprehensive income                                                       116,995                     335,810
    Retained earnings                                                                          3,530,997                   3,281,476
                                                                                 -----------------------     -----------------------
      Total Minnesota Life Insurance Company and subsidiaries equity                           3,849,246                   3,818,540
    Noncontrolling interests                                                                      30,687                      31,605
                                                                                 -----------------------     -----------------------
         Total equity                                                                          3,879,933                   3,850,145
                                                                                 -----------------------     -----------------------
            Total liabilities and equity                                         $            39,923,576     $            38,626,593
                                                                                 =======================     =======================

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                                      2015              2014             2013
                                                                               -----------------   ---------------   --------------
Revenues:

   Premiums                                                                    $       2,220,467   $     2,039,309   $    1,792,206
   Policy and contract fees                                                              688,434           652,779          603,380
   Net investment income                                                                 689,137           664,299          639,833
   Net realized investment gains (losses)
     Other-than-temporary-impairments on fixed maturity securities                       (16,569)           (2,852)            (495)
     Other net realized investment gains (losses)                                         26,212           136,607          (36,159)
                                                                               -----------------   ---------------   --------------
       Total net realized investment gains (losses)                                        9,643           133,755          (36,654)
   Finance charge income                                                                  92,393            85,855           77,112
   Commission income                                                                     168,528           152,983          126,486
   Other income                                                                           73,232            47,204           37,938
                                                                               -----------------   ---------------   --------------
         Total revenues                                                                3,941,834         3,776,184        3,240,301
                                                                               -----------------   ---------------   --------------
Benefits and expenses:

   Policyholder benefits                                                               2,109,142         1,895,745        1,730,448
   Interest credited to policies and contracts                                           401,659           380,474          382,393
   General operating expenses                                                            713,302           656,590          599,487
   Commissions                                                                           432,467           378,368          323,229
   Administrative and sponsorship fees                                                    75,082            72,758           64,188
   Dividends to policyholders                                                              4,678             6,088            6,609
   Interest expense                                                                       10,639            10,321           10,143
   Amortization of deferred policy acquisition costs                                     212,045           216,753          187,834
   Capitalization of policy acquisition costs                                           (361,349)         (314,814)        (294,111)
                                                                               -----------------   ---------------   --------------
         Total benefits and expenses                                                   3,597,665         3,302,283        3,010,220
                                                                               -----------------   ---------------   --------------
           Income from operations before taxes                                           344,169           473,901          230,081

   Income tax expense (benefit):
       Current                                                                            46,027           124,345          103,477
       Deferred                                                                           48,153            18,181          (45,163)
                                                                               -----------------   ---------------   --------------
           Total income tax expense                                                       94,180           142,526           58,314
                                                                               -----------------   ---------------   --------------
             Net income                                                                  249,989           331,375          171,767
                Less: Net income attributable to noncontrolling interests                    468                --               --
                                                                               -----------------   ---------------   --------------
                  Net income attributable to Minnesota Life Insurance Company
                     and subsidiaries                                          $         249,521   $       331,375   $      171,767
                                                                               =================   ===============   ==============
Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on securities arising during the period   $        (463,641)  $       308,292   $     (606,583)
   Unrealized gains (losses) on securities - other than temporary impairments             (2,129)           (2,955)          (8,352)
   Adjustment to deferred policy acquisition costs                                       208,912          (198,649)         246,061
   Adjustment to reserves                                                                 22,718           (19,585)         110,274
   Adjustment to unearned policy and contract fees                                      (106,247)          114,854          (99,756)
   Adjustment to pension and other retirement plans                                        3,952           (12,043)          10,149
                                                                               -----------------   ---------------   --------------
     Other comprehensive income (loss), before tax                                      (336,435)          189,914         (348,207)
     Income tax benefit (expense) related to items of other comprehensive
        income                                                                           117,620           (66,472)         124,078
                                                                               -----------------   ---------------   --------------
       Other comprehensive income (loss), net of tax                                    (218,815)          123,442         (224,129)
                                                                               -----------------   ---------------   --------------
         Comprehensive income (loss)                                                      31,174           454,817          (52,362)
           Less: Comprehensive income (loss) attributable to noncontrolling
                 interests                                                                   468                --               --
                                                                               -----------------   ---------------   --------------
             Comprehensive income (loss) attributable to Minnesota Life
                Insurance Company and subsidiaries                             $          30,706   $       454,817   $      (52,362)
                                                                               =================   ===============   ==============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                                       MINNESOTA LIFE
                                                            ACCUMULATED                   INSURANCE
                                               ADDITIONAL      OTHER                     COMPANY AND
                                     COMMON      PAID IN   COMPREHENSIVE    RETAINED    SUBSIDIARIES   NONCONTROLLING     TOTAL
                                     STOCK       CAPITAL      INCOME        EARNINGS       EQUITY        INTERESTS        EQUITY
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
2013:
  Balance, beginning of year       $    5,000  $  196,254  $     493,645  $ 2,728,886  $    3,423,785  $           --  $ 3,423,785

   Comprehensive loss:
     Net income                            --          --             --      171,767         171,767              --      171,767
     Other comprehensive loss              --          --       (224,129)          --        (224,129)             --     (224,129)
                                                                                       --------------  --------------  -----------
      Total comprehensive loss                                                                (52,362)             --      (52,362)
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
  Balance, end of year             $    5,000  $  196,254  $     269,516  $ 2,900,653  $    3,371,423  $           --  $ 3,371,423
                                   ==========  ==========  =============  ===========  ==============  ==============  ===========
2014:
  Balance, beginning of year       $    5,000  $  196,254  $     269,516  $ 2,900,653  $    3,371,423  $           --  $ 3,371,423

   Comprehensive income:
     Net income                            --          --             --      331,375         331,375              --      331,375
     Other comprehensive income            --          --        123,442           --         123,442              --      123,442
                                                                                       --------------  --------------  -----------
      Total comprehensive income                                                              454,817              --      454,817

   Change in accounting principle          --          --        (57,148)      57,148              --              --           --

   Dividends to stockholder                --          --             --       (7,700)         (7,700)             --       (7,700)

   Change in equity of
     noncontrolling interests              --          --             --           --              --          31,605       31,605
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
  Balance, end of year             $    5,000  $  196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $ 3,850,145
                                   ==========  ==========  =============  ===========  ==============  ==============  ===========
2015:
  Balance, beginning of year       $    5,000  $  196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $ 3,850,145

   Comprehensive income:
     Net income                            --          --             --      249,521         249,521             468      249,989
     Other comprehensive loss              --          --       (218,815)          --        (218,815)             --     (218,815)
                                                                                       --------------  --------------  -----------
      Total comprehensive income                                                               30,706             468       31,174

   Change in equity of
     noncontrolling interests              --          --             --           --              --          (1,386)      (1,386)
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
  Balance, end of year             $    5,000  $  196,254  $     116,995  $ 3,530,997  $    3,849,246  $       30,687  $ 3,879,933
                                   ==========  ==========  =============  ===========  ==============  ==============  ===========

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                         2015                   2014                  2013
                                                                ----------------------   --------------------   -------------------
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                      $              249,989   $            331,375   $           171,767
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Interest credited to annuity and insurance contracts                      258,830                266,191               281,102
     Fees deducted from policy and contract balances                          (476,389)              (451,583)             (413,537)
     Change in future policy benefits                                           59,742                 56,105                11,152
     Change in other policyholder liabilities, net                             123,827                151,934               269,047
     Amortization of deferred policy acquisition costs                         212,045                216,753               187,834
     Capitalization of policy acquisition costs                               (361,349)              (314,814)             (294,111)
     Change in premiums and fees receivable                                    (28,833)               (34,508)              (36,707)
     Deferred tax provision                                                     48,153                 18,181               (45,163)
     Change in income tax recoverables / liabilities - current                  (4,462)                (8,065)               (5,171)
     Net realized investment losses (gains)                                     (9,643)              (133,755)               36,654
     Change in reinsurance recoverables                                          8,673                (74,983)              (35,137)
     Other, net                                                                 61,024                 31,161                88,807
                                                                ----------------------   --------------------   -------------------
            Net cash provided by operating activities                          141,607                 53,992               216,537
                                                                ----------------------   --------------------   -------------------
CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
   Fixed maturity securities                                                 2,003,169              2,255,590             2,150,401
   Equity securities                                                           287,535                256,730               131,008
   Alternative investments                                                      87,763                102,290               101,227
   Derivative instruments                                                      238,574                267,911               210,822
   Other invested assets                                                        25,679                  1,416                 1,758
Proceeds from maturities and repayments of:
   Fixed maturity securities                                                 1,075,583              1,153,092             1,129,686
   Mortgage loans                                                              306,273                183,476               183,406
Purchases and originations of:
   Fixed maturity securities                                                (4,047,304)            (3,820,423)           (3,913,558)
   Equity securities                                                          (361,671)              (238,877)             (171,521)
   Mortgage loans                                                             (494,248)              (363,852)             (405,975)
   Alternative investments                                                    (111,107)               (98,578)              (69,464)
   Derivative instruments                                                     (289,510)              (218,739)             (179,294)
   Other invested assets                                                       (22,131)                (4,966)               (2,456)
Finance receivable originations or purchases                                  (220,575)              (210,452)             (195,711)
Finance receivable principal payments                                          194,355                178,857               159,839
Securities in transit                                                           43,717                (22,235)                2,562
Other, net                                                                     (46,814)              (209,112)             (155,249)
                                                                ----------------------   --------------------   -------------------
            Net cash used for investing activities                          (1,330,712)              (787,872)           (1,022,519)
                                                                ----------------------   --------------------   -------------------
CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                         3,678,808              3,575,510             3,143,717
Withdrawals from annuity and insurance contracts                            (2,575,133)            (2,835,280)           (2,384,980)
Change in amounts drawn in excess of cash balances                              (8,628)                (5,440)               18,077
Proceeds from issuance of short-term debt                                      200,000                200,000               200,000
Payment on short-term debt                                                    (200,000)              (200,000)             (200,000)
Proceeds from issuance of long-term debt                                        50,000                 75,000                50,000
Payment on long-term debt                                                      (75,000)                    --                    --
Dividends paid to stockholder                                                       --                 (7,700)                   --
Other, net                                                                      10,140                 13,622                 4,433
                                                                ----------------------   --------------------   -------------------
            Net cash provided by financing activities                        1,080,187                815,712               831,247
                                                                ----------------------   --------------------   -------------------
Net increase (decrease) in cash and cash equivalents                          (108,918)                81,832                25,265
Cash and cash equivalents, beginning of year                                   376,520                294,688               269,423
                                                                ----------------------   --------------------   -------------------
Cash and cash equivalents, end of year                          $              267,602   $            376,520   $           294,688
                                                                ======================   ====================   ===================

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which primarily operates in the United States, has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, Retirement and Asset Management. Revenues, including net realized investment gains (losses), for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:

                                                                          2015               2014               2013
                                                                     --------------     --------------     --------------
     Individual Financial Security                                   $      753,885     $      708,394     $      669,677
     Financial Institution Group                                            514,593            494,066            405,272
     Group Insurance                                                      1,951,734          1,789,855          1,599,431
     Retirement                                                             478,728            506,396            390,239
     Asset Management                                                        27,516                 --                 --
                                                                     --------------     --------------     --------------
        Total strategic business units                                    3,726,456          3,498,711          3,064,619
     Subsidiaries and corporate product line                                215,378            277,473            175,682
                                                                     --------------     --------------     --------------
           Total                                                     $    3,941,834     $    3,776,184     $    3,240,301
                                                                     ==============     ==============     ==============

     The Company serves nearly 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income (loss) in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

     COMMISSION INCOME

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

     Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

     ADMINISTRATIVE AND SPONSORSHIP FEES

     The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturity securities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

     The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

     Marketable equity securities and equity securities on loan are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity.

     Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

     Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. As discussed in note 4, effective January 1, 2014, after adoption of Accounting Standards Update (ASU) 2013-08, changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income (loss). Prior to January 1, 2014, changes in any undistributed amounts held by the investee were recorded, based on the Company's ownership share, as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss). The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2015 and 2014, the Company had $0 and $1,828, respectively, of real estate held for sale.

     For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

     For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $33,453 and $28,805 at December 31, 2015 and 2014, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2015 and 2014 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2015 and 2014 approximate the fair value at that date.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

     An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income and not in earnings.

     For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

     For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

     The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

     For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2015 or 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

     The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

     For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

     SECURITIES LENDING

     Prior to the 2015 discontinuation of the Company's participation in a securities lending program, the Company, through an agent, lent certain portfolio holdings and in turn received cash collateral that was invested pursuant to the terms of an agreement with the lending agent.

     The Company accounted for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral were recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remained on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities was recognized in net investment income on the consolidated statements of operations and comprehensive income (loss).

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income (loss) except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2015 and 2014, the fair value of these investments included within equity securities on the consolidated balance sheets was $61,298 and $56,517, respectively.

     FINANCE CHARGE INCOME AND RECEIVABLES

     The Company's finance receivables portfolio primarily comprises smaller balance homogeneous loans, which are originated at the Company's network of over 150 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee, and Wisconsin. The loans are originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FINANCE CHARGE INCOME AND RECEIVABLES (CONTINUED)

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

     The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on finance receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income (loss) totaled $14, $13 and $11 for the years ended December 31, 2015, 2014 and 2013, respectively.

     The majority of the Company's finance receivables are smaller balance homogeneous loans. These loans have traditionally been evaluated collectively for impairment. The Company elected to bifurcate the finance receivables into three segments with an effective date of October 1, 2015. The segments are evaluated independently from one another and an allowance applied via a direct charge to operations through the provision for credit losses at an amount, which in management's judgement, based on the overall risk characteristics of the segment, changes in the character or size of the segment and the level of nonperforming assets is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

     It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

     TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not increase the general allowance already recognized, based on a TDR.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DEFERRED POLICY ACQUISITION COSTS

     The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

     For future separate account return assumptions, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumptions ranged from 6.5% to 7.5% at December 31, 2015 and 8% at December 31, 2014 depending on the block of business, reflecting differences in contract holder fund allocations between fixed income and equity investments. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

     Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income (loss).

     DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SALES INDUCEMENTS

     The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                                                 2015              2014
                                                                            --------------     --------------
     Balance at beginning of year                                           $       26,321     $       25,212
     Capitalization                                                                  4,873              6,470
     Amortization and interest                                                      (3,537)            (4,424)
     Adjustment for unrealized gains (losses)                                          713               (937)
                                                                            --------------     --------------
     Balance at end of year                                                 $       28,370     $       26,321
                                                                            ==============     ==============

     GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

     The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SOFTWARE

     Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $66,880 and $59,798 as of December 31, 2015 and 2014, respectively, and amortized software expense of $21,868, $20,197 and $18,122 for the years ended December 31, 2015, 2014 and 2013, respectively.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $144,807 and $140,112 at December 31, 2015 and 2014, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2015, 2014 and 2013, was $11,074, $11,516, and $10,097,
     respectively.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2015, the Company has assumed an average rate of investment yields ranging from 3.27% to 5.89%.

     Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2015 and 2014, the total participating business in force was $2,260,055 and $2,362,707, respectively. As a percentage of total life insurance in force, participating business in force represents 0.3% at December 31, 2015 and 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INCOME TAXES

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income (loss). Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3)  RISKS

     The following is a description of certain significant risks facing the
     Company:

     CREDIT AND CASH FLOW ASSUMPTION RISK:

     Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

     Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

        CASH AND CASH EQUIVALENTS:

        Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3)  RISKS (CONTINUED)

     CONCENTRATION OF CREDIT RISK (CONTINUED):

        FINANCIAL INSTRUMENTS:

        Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

        Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

        DERIVATIVES:

        The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The aggregate counterparty exposure for a single counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. In addition, the combined exposure to any one issuer, including common stock, direct credit and net counterparty exposures is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

        The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

        The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2015, approximately 97.7% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

     As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3)  RISKS (CONTINUED)

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may increase corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     MORTALITY RISK:

     Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

     INFORMATION SYSTEMS RISK:

     Information systems risk includes the risk that the information systems of the Company or its service providers, including telecommunications and technological systems, fail to function properly, become disabled, or are breached as a result of events or circumstances wholly or partially beyond the Company's control. The Company utilizes a variety of security measures and incident response procedures in its efforts to minimize the adverse impact of the risk.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4)  NEW ACCOUNTING PRONOUNCEMENTS

     ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In June 2014, the Financial Accounting Standards Board (FASB) issued ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, which requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. ASU 2014-11 was effective prospectively for the annual reporting period beginning January 1, 2015. The adoption of ASU 2014-11 had no material impact on the Company's consolidated financial statements and the required disclosures are included in note 16.

     In June 2013, the FASB issued ASU 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements, which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires that all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. ASU 2013-08 was effective for the annual reporting period beginning January 1, 2014 and was required to be applied prospectively. Upon adoption at January 1, 2014, the Company reclassified $57,148 of unrealized gains (losses), net of tax, from accumulated other comprehensive income to retained earnings related to alternative investments in entities meeting the ASU 2013-08 investment company definition. There was no impact to total stockholder's equity upon adoption. Additionally, beginning on January 1, 2014, changes in undistributed amounts related to these alternative investments in entities meeting the ASU 2013-08 investment company definition are recorded in other net realized investment gains (losses) rather than as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss).

     FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2016, the FASB issued ASU 2016-02, Leases (Subtopic 842). The new guidance requires an entity to recognize lease assets and liabilities on the balance sheet and to disclose key information regarding leasing arrangements within the footnotes of the financial statements. ASU 2016-02 is effective for annual reporting periods beginning on January 1, 2019. Adoption is required utilizing a modified retrospective approach, which requires application of the new guidance for all periods presented. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which is intended to make targeted improvements to the reporting model for financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income along with certain other measurement and disclosure enhancements. ASU 2016-01 is effective for annual reporting periods beginning on January 1, 2018. Prospective application is required with a cumulative-effect adjustment to the balance sheet as of the beginning of the period of adoption. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In May 2015, the FASB issued ASU 2015-09, Financial Services - Insurance (Topic 944): Disclosures about Short-Duration Contracts, which requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing, and frequency of claims. ASU 2015-09 is effective for the annual reporting period beginning on January 1, 2016 and is required to be applied retroactively to all prior periods presented, except for those requirements that apply only to the current period. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value (NAV) per share as a practical expedient. Additionally, the requirements to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient are removed. ASU 2015-07 is effective for the annual reporting period beginning January 1, 2016 and is required to be applied retroactively to all prior periods presented. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

     In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810):
     Amendments to the Consolidation Analysis, which is intended to improve targeted areas of the guidance for consolidation analysis of legal entities such as limited partnerships, limited liability corporations, and securitization structures along with simplifying and reducing the number of current GAAP consolidation models. ASU 2015-02 is effective for the annual reporting period beginning January 1, 2016. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4)  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

     FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

     In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however, it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. In July 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defers the effective date of ASU 2014-09 to the annual reporting period beginning January 1, 2018. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2015 and 2014. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                   DECEMBER 31, 2015
                                                            -----------------------------------------------------------------
                                                               LEVEL 1           LEVEL 2          LEVEL 3           TOTAL
                                                            -------------    --------------    -------------    -------------
     Fixed maturity securities, available-for-sale:
       U.S. government securities                           $     361,143    $           --    $          --    $     361,143
       Agencies not backed by the full faith and
        credit of the U.S. government                                  --           773,688               --          773,688
       Foreign government securities                                   --            38,526               --           38,526
       Corporate securities                                            --         6,732,113          904,066        7,636,179
       Asset-backed securities                                         --           358,640           45,488          404,128
       Commercial mortgage-backed securities (CMBS)                    --         1,224,987           22,734        1,247,721
       Residential mortgage-backed securities (RMBS)                   --         2,043,276               64        2,043,340
                                                            -------------    --------------    -------------    -------------
         Total fixed maturity securities, available-
          for-sale                                                361,143        11,171,230          972,352       12,504,725
     Equity securities, available-for-sale                        442,665            62,316              113          505,094
     Derivative instruments:
       TBA derivative instruments                                      --            43,887               --           43,887
       Other derivative instruments                                    12           174,640               --          174,652
                                                            -------------    --------------    -------------    -------------
         Total derivative instruments                                  12           218,527               --          218,539
                                                            -------------    --------------    -------------    -------------
              Total investments                                   803,820        11,452,073          972,465       13,228,358
     Cash equivalents                                             191,088                --               --          191,088
     Separate account assets                                    3,524,875        16,203,929            1,613       19,730,417
                                                            -------------    --------------    -------------    -------------
              Total financial assets                        $   4,519,783    $   27,656,002    $     974,078    $  33,149,863
                                                            =============    ==============    =============    =============

     Policy and contract account balances (1)               $          --    $           --    $     102,696    $     102,696
     Future policy and contract benefits (1)                           --                --           54,512           54,512
     Derivative instruments (2)                                        30            14,220               --           14,250
                                                            -------------    --------------    -------------    -------------
              Total financial liabilities                   $          30    $       14,220    $     157,208    $     171,458
                                                            =============    ==============    =============    =============

     (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     (2)  Included in other liabilities on the consolidated balance sheets.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                   DECEMBER 31, 2014
                                                            -----------------------------------------------------------------
                                                               LEVEL 1           LEVEL 2          LEVEL 3           TOTAL
                                                            -------------    --------------    -------------    -------------
     Fixed maturity securities, available-for-sale:
       U.S. government securities                           $     230,252    $           --    $          --    $     230,252
       Agencies not backed by the full faith and
        credit of the U.S. government                                  --           548,638               --          548,638
       Foreign government securities                                   --            38,966               --           38,966
       Corporate securities                                            --         6,366,958          913,393        7,280,351
       Asset-backed securities                                         --           343,360           38,724          382,084
       CMBS                                                            --         1,088,933               --        1,088,933
       RMBS                                                            --         2,357,296              132        2,357,428
                                                            -------------    --------------    -------------    -------------
         Total fixed maturity securities, available-
          for-sale                                                230,252        10,744,151          952,249       11,926,652
     Equity securities, available-for-sale                        393,716            41,066              170          434,952
     Fixed maturity securities on loan:
       U.S. government securities                                   1,648                --               --            1,648
       Corporate securities                                            --            43,406               --           43,406
                                                            -------------    --------------    -------------    -------------
         Total fixed maturity securities on loan                    1,648            43,406               --           45,054
     Equity securities on loan                                      2,575                --               --            2,575
     Derivative instruments:
       TBA derivative instruments                                      --            29,115               --           29,115
       Other derivative instruments                                    10           228,876               --          228,886
                                                            -------------    --------------    -------------    -------------
         Total derivative instruments                                  10           257,991               --          258,001
                                                            -------------    --------------    -------------    -------------
              Total investments                                   628,201        11,086,614          952,419       12,667,234
     Cash equivalents                                             291,356                --               --          291,356
     Securities held as collateral                                 23,805             5,593               --           29,398
     Separate account assets                                    3,279,626        16,208,458            1,122       19,489,206
                                                            -------------    --------------    -------------    -------------
              Total financial assets                        $   4,222,988    $   27,300,665    $     953,541    $  32,477,194
                                                            =============    ==============    =============    =============

     Policy and contract account balances (1)               $          --    $           --    $     149,594    $     149,594
     Future policy and contract benefits (1)                           --                --           41,909           41,909
     Derivative instruments (2)                                        27            39,547               --           39,574
     Securities lending collateral                                 23,805             6,662               --           30,467
                                                            -------------    --------------    -------------    -------------
              Total financial liabilities                   $      23,832    $       46,209    $     191,503    $     261,544
                                                            =============    ==============    =============    =============

     (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     (2)  Included in other liabilities on the consolidated balance sheets.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

     FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

     When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

     When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

     Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

     For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models or broker quotes are reflected in Level 3.

     EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

     The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     DERIVATIVE INSTRUMENTS

     Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

     CASH EQUIVALENTS

     Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

     SEPARATE ACCOUNT ASSETS

     Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

     Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

     The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

     Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

     These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                       TOTAL REALIZED AND
                                                    UNREALIZED GAINS (LOSSES)
                                                          INCLUDED IN:
                                                  ---------------------------
                                                                   OTHER         TRANSFERS   TRANSFERS    PURCHASES,
                                    BALANCE  AT      NET        COMPREHENSIVE      IN TO      OUT OF      SALES AND       BALANCE
                                     BEGINNING      INCOME         INCOME         LEVEL 3     LEVEL 3     SETTLEMENTS,   AT END OF
                                     OF YEAR         (1)           (LOSS)           (2)         (2)         NET (3)         YEAR
                                    -----------   ----------    -------------    ----------  ---------   ------------   -----------
   Fixed maturity securities,
     available-for sale:
      Corporate securities          $   913,393   $      (82)   $     (30,735)   $       --  $      --   $     21,490   $   904,066
      Asset-backed securities            38,724           --           (1,872)           --         --          8,636        45,488
      CMBS                                   --           --               74            --         --         22,660        22,734
      RMBS                                  132        1,956               37            --         --         (2,061)           64
                                    -----------   ----------    -------------    ----------  ---------   ------------   -----------
       Total fixed maturity
         securities, available-
         for-sale                       952,249        1,874          (32,496)           --         --         50,725       972,352
   Equity securities,
     available-for-sale                     170           --              (57)           --         --             --           113
   Separate account assets                1,122           --              518             9       (130)            94         1,613
                                    -----------   ----------    -------------    ----------  ---------   ------------   -----------
         Total financial assets     $   953,541   $    1,874    $     (32,035)   $        9  $    (130)  $     50,819   $   974,078
                                    ===========   ==========    =============    ==========  =========   ============   ===========

  (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2015:

                                                                                                           PURCHASES,
                                                                                                           SALES AND
                                                                                                          SETTLEMENTS,
                                                         PURCHASES          SALES         SETTLEMENTS         NET
                                                      ---------------  --------------   --------------   --------------
      Fixed maturity securities, available-for-sale:
       Corporate securities                           $       148,051  $      (17,061)  $     (109,500)  $       21,490
       Asset-backed securities                                 10,000              --           (1,364)           8,636
       CMBS                                                    22,660              --               --           22,660
       RMBS                                                        --          (1,932)            (129)          (2,061)
                                                      ---------------  --------------   --------------   --------------
        Total fixed maturity securities, available-
         for-sale                                             180,711         (18,993)        (110,993)          50,725
      Separate account assets                                      94              --               --               94
                                                      ---------------  --------------   --------------   --------------
            Total financial assets                    $       180,805  $      (18,993)  $     (110,993)  $       50,819
                                                      ===============  ==============   ==============   ==============

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                         TOTAL REALIZED AND
                                                      UNREALIZED GAINS (LOSSES)
                                                           INCLUDED IN:
                                                    ---------------------------
                                                                      OTHER       TRANSFERS  TRANSFERS   PURCHASES,
                                        BALANCE AT       NET      COMPREHENSIVE     IN TO      OUT OF    SALES AND      BALANCE
                                        BEGINNING      INCOME         INCOME       LEVEL 3    LEVEL 3   SETTLEMENTS,   AT END OF
                                         OF YEAR         (1)          (LOSS)         (2)        (2)        NET (3)       YEAR
                                       -----------  ------------  -------------  ----------  ---------  ------------  -----------
      Fixed maturity securities,
       available-for sale:
        Agencies not backed by the
         full faith and credit of the
         U.S. government               $     1,468  $         --  $         (23) $       --  $    (445) $     (1,000) $        --

        Corporate securities               937,909         1,034         17,164          --    (22,869)      (19,845)     913,393

        Asset-backed securities            140,060           874         (2,861)         --    (55,334)      (44,015)      38,724

        CMBS                                14,520            --             --          --    (14,520)           --           --
        RMBS                                   287            76            (97)         33         --          (167)         132
                                       -----------  ------------  -------------  ----------  ---------  ------------  -----------
         Total fixed maturity
          securities, available-for-
          sale                           1,094,244         1,984         14,183          33    (93,168)      (65,027)     952,249
      Equity securities,
       available-for-sale                      196            --            (35)         --         --             9          170
      Fixed maturity securities,
       on loan:
       Asset-backed securities               3,009            --             --          --     (3,009)           --           --

      Separate account assets                4,265            --           (859)        150     (3,011)          577        1,122
                                       -----------  ------------  -------------  ----------  ---------  ------------  -----------
            Total financial assets     $ 1,101,714  $      1,984  $      13,289  $      183  $ (99,188) $    (64,441) $   953,541
                                       ===========  ============  =============  ==========  =========  ============  ===========

      (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

      (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

      (3) The following table provides the bifurcation of the net purchases, sales and settlements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2014:

                                                                                                           PURCHASES,
                                                                                                           SALES AND
                                                                                                          SETTLEMENTS,
                                                         PURCHASES          SALES         SETTLEMENTS         NET
                                                      ---------------  --------------   --------------   --------------
      Fixed maturity securities, available-for-sale:
        Agencies not backed by the full faith and
         credit of the U.S. government                $            --  $           --   $       (1,000)  $       (1,000)
        Corporate securities                                  111,654         (34,928)         (96,571)         (19,845)
        Asset-backed securities                                    --          (4,151)         (39,864)         (44,015)
        RMBS                                                       --              --             (167)            (167)
                                                      ---------------  --------------   --------------   --------------
          Total fixed maturity securities,
           available-for-sale                                 111,654         (39,079)        (137,602)         (65,027)
      Equity securities, available-for-sale                         9              --               --                9
      Separate account assets                                   1,032            (424)             (31)             577
                                                      ---------------  --------------   --------------   --------------
            Total financial assets                    $       112,695  $      (39,503)  $     (137,633)  $      (64,441)
                                                      ===============  ==============   ==============   ==============

     Transfers of securities among the levels occur at the beginning of the reporting period.

     There were no transfers between Level 1 and Level 2 for the years ended December 31, 2015 and 2014.

     There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2015 and 2014.

     The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

                                                             TOTAL REALIZED AND
                                                         UNREALIZED (GAINS) LOSSES
                                                               INCLUDED IN:
                                                         -------------------------
                                                                         OTHER
                                             BALANCE AT     NET      COMPREHENSIVE   TRANSFERS  TRANSFERS                  BALANCE
                                             BEGINNING     INCOME       INCOME         IN TO     OUT OF                  AT END OF
                                              OF YEAR       (1)         (LOSS)        LEVEL 3    LEVEL 3    SETTLEMENTS     YEAR
                                            -----------  ----------  -------------  ----------  ---------  ------------  ----------
      Policy and contract account balances  $   149,594  $  (46,898) $          --  $       --  $      --  $         --  $  102,696
      Future policy and contract benefits        41,909      12,636             --          --         --           (33)     54,512
                                            -----------  ----------  -------------  ----------  ---------  ------------  ----------
         Total financial liabilities        $   191,503  $  (34,262) $          --  $       --  $      --  $        (33) $  157,208
                                            ===========  ==========  =============  ==========  =========  ============  ==========

      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

                                                              TOTAL REALIZED AND
                                                          UNREALIZED (GAINS) LOSSES
                                                                INCLUDED IN:
                                                          -------------------------
                                                                          OTHER
                                            BALANCE AT        NET     COMPREHENSIVE  TRANSFERS   TRANSFERS                  BALANCE
                                             BEGINNING      INCOME        INCOME       IN TO      OUT OF                   AT END OF
                                              OF YEAR         (1)         (LOSS)      LEVEL 3     LEVEL 3   SETTLEMENTS      YEAR
                                            -----------   ----------  -------------  ----------  ---------  -----------   ----------
      Policy and contract account balances  $   125,087   $   24,507  $          --  $       --  $      --  $        --   $  149,594
      Future policy and contract benefits          (853)      42,816             --          --         --          (54)      41,909
                                            -----------   ----------  -------------  ----------  ---------  -----------   ----------
         Total financial liabilities        $   124,234   $   67,323  $          --  $       --  $      --  $       (54)  $  191,503
                                            ===========   ==========  =============  ==========  =========  ===========   ==========

      (1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

     The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2015 was $31,873, of which $(14,561) was included in net realized investment gains (losses) and $46,434 was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2014 was $(67,845), of which $(43,145) was included in net realized investment gains (losses) and $(24,700) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

     The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2015:

                                                                                                                  RANGE
LEVEL 3 INSTRUMENT                          FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
----------------------------------------  -------------  -----------------------  ----------------------  -----------------------
Fixed maturity securities,
  available-for-sale:

                                                                                  Yield/spread to            73 bps - 422 bps
  Corporate securities                    $     903,886   Discounted cash flow    U.S. Treasuries (1)           (183 bps)

                                                                                  Yield/spread to           88 bps - 1,097 bps
  Asset-backed securities                        40,488   Discounted cash flow    U.S. Treasuries (1)           (231 bps)

                                                                                  Yield/spread to           153 bps - 189 bps
  CMBS                                           22,734   Discounted cash flow    U.S. Treasuries (1)           (173 bps)

Liabilities:

  Policy and contract                                     Discounted cash flow/   Mortality rates (2)       Annuity 2000 table
   account balances                       $     102,696      Option pricing       Lapse rates (3)               0% to 16%
                                                               techniques         Market volatility (6)         0% to 30%

                                                                                                                1983a and
  Future policy and contract                              Discounted cash flow/   Mortality rates (2)       annuity 2000 table
   benefits                                      54,512      Option pricing       Lapse rates (3)               0% to 15%
                                                               techniques         Utilization rates (4)         0% to 100%
                                                                                  Withdrawal rates (5)           0% to 7%
                                                                                  Market volatility (6)         0% to 20%
                                                                                  Nonperformance
                                                                                   risk spread (7)                 0.2%

     (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

     (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

     (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

     (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

     (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

     (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

     (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
     (CONTINUED)

     The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2014:

                                                                                                                  RANGE
LEVEL 3 INSTRUMENT                      FAIR VALUE       VALUATION TECHNIQUE       UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
------------------------------------  ---------------   -----------------------  -----------------------  -----------------------
Fixed maturity securities,
  available-for-sale:

                                                                                 Yield/spread to             52 bps - 226 bps
  Corporate securities                $       912,698    Discounted cash flow    U.S. Treasuries (1)            (133 bps)

                                                                                 Yield/spread to             83 bps - 581 bps
  Asset-backed securities                      37,413    Discounted cash flow    U.S. Treasuries (1)            (173 bps)

Liabilities:

  Policy and contract                                   Discounted cash flow/    Mortality rates (2)        Annuity 2000 table
   account balances                                         Option pricing       Lapse rates (3)                0% to 16%
                                      $       149,594         techniques         Market volatility (6)          0% to 30%

                                                                                                                1983a and
  Future policy and contract                            Discounted cash flow/    Mortality rates (2)        annuity 2000 table
   benefits                                    41,909       Option pricing       Lapse rates (3)                0% to 15%
                                                              techniques         Utilization rates (4)          0% to 100%
                                                                                 Withdrawal rates (5)            0% to 7%
                                                                                 Market volatility (6)          0% to 20%
                                                                                 Nonperformance
                                                                                  risk spread (7)                  0.2%

     (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

     (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

     (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

     (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

     (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

     (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

     (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

     Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

     The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

     FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

     For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT
     BENEFITS

     For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

     For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

     NON-RECURRING FAIR VALUE MEASUREMENTS

     The Company did not have any financial assets measured at fair value on a non-recurring basis at December 31, 2015.

     The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis at December 31, 2014:

                                                 LEVEL 1               LEVEL 2              LEVEL 3                TOTAL
                                             ----------------      ----------------     ----------------     ----------------
     Mortgage loans                          $             --      $             --     $          5,300     $          5,300
     Other invested assets:
       Real estate held for sale                           --                    --                1,828                1,828
                                             ----------------      ----------------     ----------------     ----------------
         Total financial assets              $             --      $             --     $          7,128     $          7,128
                                             ================      ================     ================     ================

     Mortgage loans represent loans that are held for sale. Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair values are obtained from third-party and/or internal appraisals less estimated costs to sell. The estimated fair values are categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR
     VALUE

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

     The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                               DECEMBER 31, 2015
                                                  -----------------------------------------------------------------------------
                                                     CARRYING                                 FAIR
                                                       VALUE                                  VALUE
                                                  --------------  -------------------------------------------------------------
                                                      TOTAL          LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
                                                  --------------  --------------  --------------  -------------   -------------
Assets:
   Mortgage loans, net                            $    2,122,837  $           --  $           --  $   2,158,377   $   2,158,377
   Policy loans                                          410,997              --              --        496,430         496,430

Liabilities:
   Deferred annuities                             $    2,122,335  $           --  $           --  $   2,231,728   $   2,231,728
   Annuity certain contracts                              78,588              --              --         81,225          81,225
   Other fund deposits                                 2,055,178              --              --      2,048,340       2,048,340
   Supplementary contracts
    without life contingencies                           103,352              --              --        103,352         103,352
   Short-term debt                                        50,000              --              --         50,000          50,000
   Long-term debt                                        368,000              --              --        370,517         370,517
   Separate account liabilities                       12,927,264       3,524,875       9,400,776          1,613      12,927,264

                                                                               DECEMBER 31, 2014
                                                  -----------------------------------------------------------------------------
                                                     CARRYING                                 FAIR
                                                       VALUE                                  VALUE
                                                  --------------  -------------------------------------------------------------
                                                       TOTAL          LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
                                                  --------------  --------------  --------------  -------------   -------------
Assets:
   Mortgage loans, net                            $    1,930,683  $           --  $           --  $   2,022,665   $   2,022,665
   Policy loans                                          380,603              --              --        450,398         450,398

Liabilities:
   Deferred annuities                             $    2,213,072  $           --  $           --  $   2,347,583   $   2,347,583
   Annuity certain contracts                              74,866              --              --         79,223          79,223
   Other fund deposits                                 1,965,138              --              --      1,962,082       1,962,082
   Supplementary contracts
    without life contingencies                            89,997              --              --         89,997          89,997
   Short-term debt                                        50,000              --              --         50,000          50,000
   Long-term debt                                        393,000              --              --        395,434         395,434
   Separate account liabilities                       12,659,745       3,279,626       9,378,997          1,122      12,659,745

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

     Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2015 and 2014 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

     Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(6)  INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES

     The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

     The carrying value of the Company's fixed maturity portfolio totaled $12,504,725 and $11,971,706 at December 31, 2015 and 2014, respectively.
     Fixed maturity securities represent 75.0% and 75.5% of total invested assets at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, publicly traded fixed maturity securities comprised 86.3% and 80.5%, respectively, of the total fixed maturity portfolio.

     The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

     The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,981,529 and $2,285,683 agency backed RMBS and $61,811 and $71,745 non-agency backed RMBS as of December 31, 2015 and 2014, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2015 was $4,929 with unrealized losses totaling $61. The fair value of the Company's subprime securities as of December 31, 2014 was $8,405 with unrealized losses totaling $72.

     The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

     The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $505,094 and $437,527 as of December 31, 2015 and 2014, respectively.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                   GROSS          GROSS
                                                 AMORTIZED      UNREALIZED      UNREALIZED        OTTI IN
     DECEMBER 31, 2015                             COST            GAINS          LOSSES          AOCL (1)      FAIR VALUE
     --------------------------------------   --------------   --------------  --------------  -------------   -------------
     U.S. government securities               $      340,859   $       21,104  $          820  $          --   $     361,143
     Agencies not backed by the full faith
       and credit of the U.S. government             750,434           26,010           2,756             --         773,688
     Foreign government securities                    34,194            4,332              --             --          38,526
     Corporate securities                          7,562,245          258,728         186,069         (1,275)      7,636,179
     Asset-backed securities                         390,719           14,959           2,023           (473)        404,128
     CMBS                                          1,230,790           25,328          11,661         (3,264)      1,247,721
     RMBS                                          1,938,384          106,434           1,372            106       2,043,340
                                              --------------   --------------  --------------  -------------   -------------
        Total fixed maturity securities,
          available-for-sale                      12,247,625          456,895         204,701         (4,906)     12,504,725
     Equity securities - unaffiliated                461,651           56,721          13,278             --         505,094
                                              --------------   --------------  --------------  -------------   -------------
             Total                            $   12,709,276   $      513,616  $      217,979  $      (4,906)  $  13,009,819
                                              ==============   ==============  ==============  =============   =============

     (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows (Continued):

                                                                   GROSS          GROSS
                                                AMORTIZED       UNREALIZED      UNREALIZED       OTTI IN
     DECEMBER 31, 2014                             COST            GAINS          LOSSES         AOCL (1)       FAIR VALUE
     --------------------------------------   --------------   --------------  --------------  -------------   -------------
     U.S. government securities               $      205,029   $       25,756  $          533  $          --   $     230,252
     Agencies not backed by the full faith
       and credit of the U.S. government             526,255           24,721           2,338             --         548,638
     Foreign government securities                    33,795            5,171              --             --          38,966
     Corporate securities                          6,849,148          454,572          25,776         (2,407)      7,280,351
     Asset-backed securities                         360,701           21,891           1,026           (518)        382,084
     CMBS                                          1,042,703           43,396           2,642         (5,476)      1,088,933
     RMBS                                          2,222,247          137,494             947          1,366       2,357,428
                                              --------------   --------------  --------------  -------------   -------------
          Total fixed maturity securities,
             available-for-sale                   11,239,878          713,001          33,262         (7,035)     11,926,652
     Equity securities - unaffiliated                364,775           74,833           4,656             --         434,952
                                              --------------   --------------  --------------  -------------   -------------
               Total                          $   11,604,653   $      787,834  $       37,918  $      (7,035)  $  12,361,604
                                              ==============   ==============  ==============  =============   =============

     (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                                    GROSS          GROSS
                                                 AMORTIZED       UNREALIZED      UNREALIZED        OTTI IN
     DECEMBER 31, 2014                              COST            GAINS          LOSSES            AOCL        FAIR VALUE
     ---------------------------------------  --------------   --------------   --------------   -------------  -------------
     U.S. government securities               $        1,653   $           --   $            5   $          --  $       1,648
     Corporate securities                             43,792            1,606            1,992              --         43,406
                                              --------------   --------------   --------------   -------------  -------------
        Total fixed maturity securities               45,445            1,606            1,997              --         45,054
     Equity securities - unaffiliated                  2,190              467               82              --          2,575
                                              --------------   --------------   --------------   -------------  -------------
               Total                          $       47,635   $        2,073   $        2,079   $          --  $      47,629
                                              ==============   ==============   ==============   =============  =============

     The amortized cost and fair value of fixed maturity securities at December 31, 2015, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                          AVAILABLE-FOR-SALE
                                                                -------------------------------------
                                                                    AMORTIZED             FAIR
                                                                      COST                VALUE
                                                                ----------------     ----------------
     Due in one year or less                                    $        396,588     $        402,215
     Due after one year through five years                             2,303,705            2,443,716
     Due after five years through ten years                            3,252,386            3,272,651
     Due after ten years                                               2,735,053            2,690,954
                                                                ----------------     ----------------
                                                                       8,687,732            8,809,536
     Asset-backed and mortgage-backed securities                       3,559,893            3,695,189
                                                                ----------------     ----------------
        Total                                                   $     12,247,625     $     12,504,725
                                                                ================     ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                                  DECEMBER 31, 2015
                                                              -------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                              -------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                                AMORTIZED       OTTI IN
                                                               FAIR VALUE         COST            AOCL      SECURITY COUNT
                                                              ------------      ----------     -----------  --------------
     U.S. government securities                               $     95,174      $   95,708     $       534              28
     Agencies not backed by the full faith and
       credit of the U.S. government                               101,077         102,889           1,812              19
     Corporate securities                                        2,491,897       2,654,491         162,594             500
     Asset-backed securities                                       103,449         104,848           1,399              19
     CMBS                                                          546,958         558,130          11,172              50
     RMBS                                                           88,513          89,471             958              26
     Equity securities - unaffiliated                              150,665         160,641           9,976              94

                                                                                  DECEMBER 31, 2015
                                                              -------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                              -------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                                AMORTIZED       OTTI IN
                                                               FAIR VALUE         COST            AOCL      SECURITY COUNT
                                                              ------------      ----------     -----------  --------------
     U.S. government securities                               $      6,208      $    6,494     $       286               4
     Agencies not backed by the full faith and
       credit of the U.S. government                                36,701          37,645             944               6
     Corporate securities                                          120,128         143,897          23,769              51
     Asset-backed securities                                        13,838          14,462             624               2
     CMBS                                                           14,754          15,291             537               4
     RMBS                                                           39,971          42,381           2,410              30
     Equity securities - unaffiliated                               20,429          23,731           3,302              20

                                                                                  DECEMBER 31, 2014
                                                        -----------------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                        -----------------------------------------------------------------------
                                                                                                UNREALIZED
                                                                                                LOSSES AND
                                                                              AMORTIZED           OTTI IN
                                                           FAIR VALUE           COST                AOCL        SECURITY COUNT
                                                        ----------------   ----------------   ---------------  ----------------
    U.S. government securities                          $         17,036   $         17,131    $           95                 7
    Agencies not backed by the full faith and
      credit of the U.S. government                               14,406             14,488                82                 4
    Corporate securities                                         539,310            556,186            16,876               182
    Asset-backed securities                                       21,379             21,600               221                 6
    CMBS                                                          18,297             18,417               120                 4
    RMBS                                                           1,924              1,929                 5                 3
    Equity securities - unaffiliated                              56,943             60,325             3,382                66

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):


                                                                                  DECEMBER 31, 2014
                                                        -----------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        -----------------------------------------------------------------------
                                                                                                UNREALIZED
                                                                                                LOSSES AND
                                                                                AMORTIZED         OTTI IN
                                                              FAIR VALUE          COST             AOCL        SECURITY COUNT
                                                           ----------------   -------------    -------------  ----------------
     U.S. government securities                            $         14,295   $      14,733    $         438                13
     Agencies not backed by the full faith and
       credit of the U.S. government                                 66,767          69,023            2,256                10
     Corporate securities                                           248,496         257,396            8,900                66
     Asset-backed securities                                         28,575          29,380              805                 5
     CMBS                                                           162,425         164,984            2,559                18
     RMBS                                                            67,919          72,168            4,249                39
     Equity securities - unaffiliated                                10,301          11,575            1,274                 9

     The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                                  DECEMBER 31, 2014
                                                        ----------------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                        ----------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                             AMORTIZED           OTTI IN
                                                          FAIR VALUE           COST               AOCL         SECURITY COUNT
                                                        ---------------   ---------------    ---------------  ----------------
     U.S. government securities                         $         1,648   $         1,653    $             5                 1
     Corporate securities                                         6,213             6,552                339                 2
     Equity securities - unaffiliated                               912               994                 82                 1

                                                                                  DECEMBER 31, 2014
                                                        ----------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        ----------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                             AMORTIZED          OTTI IN
                                                          FAIR VALUE           COST               AOCL         SECURITY COUNT
                                                        ---------------   --------------     --------------   ----------------
     U.S. government securities                         $            --   $           --     $           --                 --
     Corporate securities                                        13,531           15,184              1,653                  1
     Equity securities - unaffiliated                                --               --                 --                 --

     For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2015, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2015.

     U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

     Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

     Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2015, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

     The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2015, 97.0% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2015, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 71.9% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

     Equity securities with unrealized losses at December 31, 2015 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

     At December 31, 2015 and 2014, fixed maturity securities and cash equivalents with a carrying value of $22,686 and $28,442, respectively, were on deposit with various regulatory authorities as required by law.

     MORTGAGE LOANS

     The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $2,122,837 and $1,935,983 at December 31, 2015 and 2014, respectively.

     All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     During 2014, the Company began a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $81,300 and $18,500 were sold during 2015 and 2014, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     MORTGAGE LOANS (CONTINUED)

     The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                             2015                     2014
                                       ----------------         ----------------
     Industrial                        $        838,063         $        769,224
     Office buildings                           356,846                  368,498
     Retail facilities                          464,920                  396,530
     Apartment                                  291,760                  251,567
     Other                                      171,248                  150,164
                                       ----------------         ----------------
        Total                          $      2,122,837         $      1,935,983
                                       ================         ================

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

     The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                    2015             2014               2013
                                             ----------------  ----------------   ----------------
     Balance at beginning of year            $          2,270  $          4,677   $          3,800
        Addition to (release of) allowance                161            (2,407)               877
        Write-downs, net of recoveries                     --                --                 --
                                             ----------------  ----------------   ----------------
     Balance at end of year                  $          2,431  $          2,270   $          4,677
                                             ================  ================   ================

     End of year valuation allowance basis:
        Specific allowance                   $          1,485  $          1,221   $          3,094
        General allowance                                 946             1,049              1,583
                                             ----------------  ----------------   ----------------
     Total valuation allowance               $          2,431  $          2,270   $          4,677
                                             ================  ================   ================

     As of December 31, 2015, the Company had two loans with a total carrying value of $10,739, net of a $1,485 specific valuation allowance. The two loans were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2015 was $644. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2015. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2015.

     As of December 31, 2014, the Company had two loans with a total carrying value of $10,431, net of a $1,221 specific valuation allowance. The two loans were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2014 was $749. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2014. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     MORTGAGE LOANS (CONTINUED)

     As of December 31, 2015, the Company had no delinquent mortgage loans.

     The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

     The following table provides a summary of performing and nonperforming mortgage loans as of December 31:

                                                2015                  2014
                                          ----------------      ----------------
     Performing mortgage loans            $      2,122,837      $      1,935,983
     Nonperforming mortgage loans                       --                    --
                                          ----------------      ----------------
        Total                             $      2,122,837      $      1,935,983
                                          ================      ================

     Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

     The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                        2015              2014                2013
                                                                   ---------------   ----------------   ----------------
     Number of properties acquired                                               1                  1                 --
     Carrying value of mortgage loans prior to real estate
       acquisition                                                 $         5,300   $          7,500   $             --
     Loss recognized upon acquisition in satisfaction of debt                   --                 --                 --

     ALTERNATIVE INVESTMENTS

     Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                                        DECEMBER 31, 2015                       DECEMBER 31, 2014
                                              ------------------------------------     -----------------------------------
                                                  CARRYING            PERCENT             CARRYING            PERCENT
                                                   VALUE              OF TOTAL              VALUE             OF TOTAL
                                              ----------------    ----------------     ----------------   ----------------
     Alternative investments
        Private equity funds                  $        366,665                61.5%    $        332,163               61.9%
        Mezzanine debt funds                           228,785                38.3%             203,413               37.9%
        Hedge funds                                      1,169                 0.2%               1,345                0.2%
                                              ----------------    ----------------     ----------------   ----------------
          Total alternative investments       $        596,619               100.0%    $        536,921              100.0%
                                              ================    ================     ================   ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     NET  INVESTMENT INCOME

     Net investment income for the years ended December 31 was as follows:

                                         2015               2014                 2013
                                   ----------------    ----------------    ----------------
     Fixed maturity securities     $        544,543    $        527,106    $        514,933
     Equity securities                       16,097              14,411              12,418
     Mortgage loans                         104,155             100,289              93,430
     Policy loans                            26,120              24,614              24,121
     Cash equivalents                            33                  27                  38
     Alternative investments                 21,009              20,648              16,036
     Derivative instruments                      63                 (60)               (217)
     Other invested assets                    2,397               1,843               1,656
                                   ----------------    ----------------    ----------------
       Gross investment income              714,417             688,878             662,415
     Investment expenses                    (25,280)            (24,579)            (22,582)
                                   ----------------    ----------------    ----------------
       Total                       $        689,137    $        664,299    $        639,833
                                   ================    ================    ================

     NET REALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the years ended December 31 were as follows:

                                            2015             2014                2013
                                     ----------------   ----------------   ----------------
     Fixed maturity securities       $        (25,713)  $         22,943   $         (1,302)
     Equity securities                          7,912             38,770             19,860
     Mortgage loans                              (377)            (2,753)              (762)
     Alternative investments                   41,761             43,718             16,843
     Derivative instruments                   (22,363)            14,086            (71,487)
     Other invested assets                       (956)               (95)              (407)
     Securities held as collateral              9,379             17,086                601
                                     ----------------   ----------------   ----------------
       Total                         $          9,643   $        133,755   $        (36,654)
                                     ================   ================   ================

     Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                          2015               2014               2013
                                                     ----------------   ----------------   ----------------
     Fixed maturity securities, available-for-sale:
        Gross realized gains                         $         19,557   $         39,432   $         32,258
        Gross realized losses                                 (28,701)           (13,637)           (33,065)
     Equity securities:
        Gross realized gains                                   24,828             44,030             22,890
        Gross realized losses                                 (16,003)            (5,254)            (2,893)
     Alternative investments:
        Gross realized gains                                   39,112             39,882             24,320
        Gross realized losses                                    (556)              (960)              (457)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

     Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                      2015             2014              2013
                                                ----------------  ----------------  ----------------
     Fixed maturity securities
        Corporate securities                    $         16,569  $          2,852  $            495
     Mortgage loans                                           --             6,183                --
     Equity securities                                       913                 6               137
     Alternative investments                                  --                --             7,020
     Other invested assets                                    --                --               500
                                                ----------------  ----------------  ----------------
        Total other-than-temporary impairments  $         17,482  $          9,041  $          8,152
                                                ================  ================  ================

     The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                          2015               2014                2013
                                                                     ----------------   ----------------   ----------------
     Balance at beginning of year                                    $         17,436   $         26,964   $         26,670
     Additions:
        Initial impairments - credit loss OTTI recognized on
          securities not previously impaired                                   16,569              2,852                495
        Additional impairments - credit loss OTTI recognized
          on securities previously impaired                                        --                 --                 --
     Reductions:
        Due to sales (or maturities, pay downs, or prepayments)
          during the period of securities previously credit loss
          OTTI impaired                                                        (4,676)           (12,380)              (201)
                                                                     ----------------   ----------------   ----------------
     Balance at end of year                                          $         29,329   $         17,436   $         26,964
                                                                     ================   ================   ================

(7)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                       DECEMBER 31, 2015                             DECEMBER 31, 2014
                                           -----------------------------------------  ---------------------------------------------
                                                                   FAIR VALUE                                  FAIR VALUE
     PRELIMINARY                                         ---------------------------                  -----------------------------
     UNDERLYING RISK                        NOTIONAL                     LIABILITIES      NOTIONAL                     LIABILITIES
     EXPOSURE            INSTRUMENT TYPE     AMOUNT          ASSETS          (1)           AMOUNT         ASSETS           (1)
     ---------------    ----------------- -------------  ------------  -------------  --------------  --------------  -------------
     Interest rate      Interest rate
                          swaps           $     476,500  $     31,645  $           1  $      496,500  $       26,675  $         669
                        Interest rate
                          swaptions             572,000         8,071             --         285,000           8,860             --
                        Interest rate
                          futures               370,000             9              9         407,000               8              8
                        Interest rate
                          caps                  100,000           162             --         100,000             534             --
                        TBAs                     42,505        43,887             --          27,905          29,115             --
     Foreign currency   Foreign currency
                          swaps                  17,000         5,127             --          17,000           5,295             --
     Equity market      Equity futures          443,331             3              3         344,351               2              2
                        Equity options        6,161,629       129,635         14,237       4,109,672         187,512         38,895
                                          -------------  ------------  -------------  --------------  --------------  -------------
        Total derivatives                 $   8,182,965  $    218,539  $      14,250  $    5,787,428  $      258,001  $      39,574
                                          =============  ============  =============  ==============  ==============  =============

     (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

     The Company has steadily increased the volume of derivatives trading throughout 2015 and 2014. This is evident through the increase in notional amounts in 2015.

     The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

     Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

     Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

     Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

     Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

     Equity options are used by the Company primarily to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

     The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                              DECEMBER 31, 2015
                                                     --------------------------------------------------------------------
                                                       NET REALIZED
                                                     INVESTMENT GAINS         NET INVESTMENT
                                                         (LOSSES)                INCOME             POLICYHOLDER BENEFITS
                                                     ----------------        ----------------       ---------------------
     Interest rate swaps                             $         15,753        $            (74)      $                  --
     Interest rate swaptions                                      949                      --                          --
     Interest rate futures                                     (7,354)                     --                           1
     Interest rate caps                                            42                    (414)                         --
     TBAs                                                         994                      --                          --
     Foreign currency swaps                                      (158)                    562                          --
     Foreign currency forwards                                    146                     (11)                         --
     Equity futures                                           (15,982)                     --                       2,106
     Equity options                                            (4,150)                     --                     (50,096)
                                                     ----------------        ----------------       ---------------------
     Total gains (losses) recognized in
        income from derivatives                      $         (9,760)       $             63       $             (47,989)
                                                     ================        ================       =====================

                                                                              DECEMBER 31, 2014
                                                     --------------------------------------------------------------------
                                                       NET REALIZED
                                                     INVESTMENT GAINS         NET INVESTMENT
                                                         (LOSSES)                INCOME             POLICYHOLDER BENEFITS
                                                     ----------------        ----------------       ---------------------
     Interest rate swaps                             $         68,325        $            (86)      $                  --
     Interest rate swaptions                                    3,538                      --                          --
     Interest rate futures                                     14,945                      --                         (34)
     Interest rate caps                                        (1,897)                   (414)                         --
     Interest rate floors                                          85                     (81)                         --
     TBAs                                                         601                      --                          --
     Foreign currency swaps                                     2,170                     525                          --
     Foreign currency forwards                                    (96)                     (4)                         --
     Equity futures                                           (18,223)                     --                      14,252
     Equity options                                           (12,599)                     --                      74,840
                                                     ----------------        ----------------       ---------------------
     Total gains (losses) recognized in
        income from derivatives                      $         56,849        $            (60)      $              89,058
                                                     ================        ================       =====================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):

                                                                              DECEMBER 31, 2013
                                                     --------------------------------------------------------------------
                                                       NET REALIZED
                                                     INVESTMENT GAINS         NET INVESTMENT
                                                         (LOSSES)                INCOME             POLICYHOLDER BENEFITS
                                                     ----------------        ----------------       ---------------------
     Interest rate swaps                             $        (50,040)       $            (87)      $                  --
     Interest rate swaptions                                   (3,054)                     --                          --
     Interest rate futures                                    (18,085)                     --                         (29)
     Interest rate caps                                         1,807                      --                          --
     Interest rate floors                                        (270)                   (601)                         --
     TBAs                                                         (68)                     --                          --
     Foreign currency swaps                                     2,562                     489                          --
     Foreign currency forwards                                   (205)                    (18)                         --
     Equity futures                                           (25,137)                     --                      15,915
     Equity options                                           (40,134)                     --                      87,204
                                                     ----------------        ----------------       ---------------------
     Total gains (losses) recognized in
        income from derivatives                      $       (132,624)       $           (217)      $             103,090
                                                     ================        ================       =====================

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $170,541 and $203,232 at December 31, 2015 and 2014,
     respectively, and the Company delivered collateral in the amount of $19,698 and $21,561 at December 31, 2015 and 2014, respectively. The Company maintained ownership of any collateral delivered.

     EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     EMBEDDED DERIVATIVES (CONTINUED)

     The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                 2015          2014
                                                               ---------     ----------
     Embedded derivatives within annuity products:
       Minimum guaranteed withdrawal benefits                  $ (48,828)    $  (36,107)
       Minimum guaranteed accumulation benefits                      (23)            --
       Guaranteed payout floors                                   (5,661)        (5,802)
       Other                                                      (5,129)        (5,384)

     Embedded derivatives within life insurance products:
       Equity-linked index credits                             $ (97,567)    $ (144,210)

     The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                             2015         2014        2013
                                                           ---------   ---------   ---------
     Embedded derivatives within annuity products:
       Net realized investment gains (losses)              $ (12,603)  $ (42,763)  $  61,137
       Policyholder benefits                                     255        (912)       (365)

     Embedded derivatives within life insurance products:
       Policyholder benefits                               $  46,643   $ (23,595)  $ (65,780)

     At December 31, 2015 and 2014, fixed maturity and equity securities with a carrying value of $19,698 and $21,561, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8)  VARIABLE INTEREST ENTITIES

     The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

     The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

     CONSOLIDATED VIES

     As of December 31, 2015 and 2014, there were no material investments or relationships that were consolidated as a VIE.

     NON-CONSOLIDATED VIES

     The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 6 for details regarding the carrying amount and classification of these assets.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(8)  VARIABLE INTEREST ENTITIES (CONTINUED)

     NON-CONSOLIDATED VIES (CONTINUED)

     In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $596,619 and $536,921 and the maximum exposure was $898,937 and $833,195 at December 31, 2015 and 2014, respectively.

(9)  NET FINANCE RECEIVABLES

     The Company's finance receivables are segmented by direct installment loans, retail installment notes and direct mail loans.

     Finance receivables as of December 31 were as follows:

                                                2015                   2014(1)
                                           ----------------       ----------------
     Direct installment loans              $        339,308       $        319,499
     Retail installment notes                        58,528                 57,296
     Direct mail loans                               19,026                 25,879
                                           ----------------       ----------------
       Gross finance receivables                    416,862                402,674
     Accrued interest and charges                     7,173                  6,731
     Unearned finance charges                      (118,638)              (114,273)
     Allowance for losses                           (16,338)               (15,789)
                                           ----------------       ----------------
       Finance receivables, net            $        289,059       $        279,343
                                           ================       ================

     (1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

     Direct installment loans consist of discount basis loans and interest-bearing loans, and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct mail loans are principally originated through targeted direct mail campaigns, and generally have a maximum term of 30 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2015 were as follows:

                                                       DIRECT LOANS      RETAIL NOTES        DIRECT MAIL          TOTAL
                                                     ----------------   ----------------  ----------------  ----------------
     2015                                            $          1,659   $            194  $             41  $          1,894
     2016                                                      16,933              7,109             2,464            26,506
     2017                                                      78,047             21,996             9,228           109,271
     2018                                                     127,567             12,304             3,295           143,166
     2019                                                      16,722                622                 5            17,349
     2020 and thereafter                                           34                  4                --                38
                                                     ----------------   ----------------  ----------------  ----------------
       Total finance receivables, net of unearned
        finance charges                              $        240,962   $         42,229  $         15,033           298,224
                                                     ================   ================  ================
     Accrued interest                                                                                                  7,173
     Allowance for losses                                                                                            (16,338)
                                                                                                            ----------------
         Finance receivables, net                                                                           $        289,059
                                                                                                            ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9)  NET FINANCE RECEIVABLES (CONTINUED)

     All segments are reported on a contractual past-due aging. Past-due accounts, net of unearned finance charges, as of December 31, were as follows:

                                                                               2015             2014(1)
                                                                         ----------------   ----------------
     Direct installment loans:
       30-60 days past due                                               $          9,204   $          8,063
       61-90 days past due                                                          5,353              4,831
       91 days or more past due                                                    15,217             13,707
                                                                         ----------------   ----------------
        Total direct installment loans                                             29,774             26,601
     Retail installment notes:
       30-60 days past due                                                            833                688
       61-90 days past due                                                            418                360
       91 days or more past due                                                     1,111              1,087
                                                                         ----------------   ----------------
        Total retail installment notes                                              2,362              2,135
     Direct mail loans:
       30-60 days past due                                                            341                718
       61-90 days past due                                                            273                530
       91 days or more past due                                                     1,038              1,181
                                                                         ----------------   ----------------
        Total retail installment notes                                              1,652              2,429
                                                                         ----------------   ----------------
          Total gross finance receivables past due                       $         33,788   $         31,165
                                                                         ================   ================

     Percentage of finance receivables, net of unearned finance charges              11.3%              10.8%

(1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.3% at both December 31, 2015 and 2014.

     Changes in the allowance for losses for the years ended December 31 were as follows:

                                         2015               2014              2013
                                   ----------------   ----------------   ----------------
     Balance at beginning of year  $         15,789   $         14,781   $         13,396
     Provision for credit losses             16,832             14,052             11,635
     Charge-offs                            (22,399)           (18,240)           (15,030)
     Recoveries                               6,116              5,196              4,780
                                   ----------------   ----------------   ----------------
     Balance at end of year        $         16,338   $         15,789   $         14,781
                                   ================   ================   ================

     The following table provides additional information about the allowance for losses as of December 31:

                                                                          2015       2014
                                                                       ---------   ---------
     Non-impaired gross finance receivables:
       Gross receivables balance                                       $ 410,317   $ 394,745
       General reserves                                                   16,081      15,478

     Impaired gross finance receivables (including TDRs):
       Gross receivables balance                                       $   6,545   $   7,929
       General reserves                                                      257         311

     All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The Company had no impaired loans at December 31, 2015 and 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9)  NET FINANCE RECEIVABLES (CONTINUED)

     Net investment in receivables on which the accrual of finance charges and interest were suspended and which are being accounted for on a cash basis as of December 31:

                                           2015             2014(1)
                                     ----------------  ----------------
     Non-accrual balances:
       Direct installment loans      $         26,057  $         23,075
       Retail installment notes                 1,159             1,133
       Direct mail loans                        1,310             2,022
                                     ----------------  ----------------
         Total non-accrual balances  $         28,526  $         26,230
                                     ================  ================

     (1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

     There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2015 and 2014.

     Loans classified as TDRs were $6,545 and $7,929 at December 31, 2015 and 2014, respectively. The number of loans classified as TDR accounts were 2,951 and 3,365 at December 31, 2015 and 2014, respectively. For the years ended December 31, 2015 and 2014, the Company modified $8,591 and $10,005, respectively, of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2015, $2,284 subsequently experienced a payment default, during 2015. For loans modified as TDRs during 2014, $3,959 subsequently experienced a payment default during 2014. The Company recognized interest income of $1,240, $1,458 and $1,383 from loans classified as TDRs for the years ended December 31, 2015, 2014 and 2013, respectively.

     The Company monitors the credit quality of its financing receivables by loan segment. Within the loan segments, there are borrower types that include new, existing, former, refinance and retail borrowers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. Refinance borrowers include customers that have borrowed less than 10% of the current loan balance. The refinance borrower type includes a segment of TDR loans that have had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9)  NET FINANCE RECEIVABLES (CONTINUED)

     The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2015 and 2014. The Company's credit risk profiles are based on customer type, customer creditworthiness, and customer performance.

                                                                       2015             2014(1)
                                                                 ----------------  ----------------
     Customer type:
        New borrower                                             $         54,763  $         50,347
        Former borrower                                                    28,125            33,573
        Existing borrower                                                 264,590           242,089
        Refinance borrower                                                 10,856            19,369
        Retail borrower                                                    58,528            57,296
                                                                 ----------------  ----------------
          Total gross finance receivables                        $        416,862  $        402,674
                                                                 ================  ================

     Customer creditworthiness:
        Non-bankrupt gross finance receivables:
          Direct installment loans                               $        337,952  $        318,360
          Retail installment notes                                         58,410            57,178
          Direct mail borrower                                             19,003            25,858
                                                                 ----------------  ----------------
             Total non-bankrupt gross finance receivables                 415,365           401,396
        Bankrupt gross finance receivables:
          Direct installment loans                                          1,356             1,139
          Retail installment notes                                            118               118
          Direct mail borrower                                                 23                21
                                                                 ----------------  ----------------
             Total bankrupt gross finance receivables                       1,497             1,278
                                                                 ----------------  ----------------
               Total gross finance receivables                   $        416,862  $        402,674
                                                                 ================  ================

     Customer payment performance:
        Direct installment loans:
          Contractually performing, current to 30 days past due  $        299,874  $        284,241
          Contractually performing, 31 to 60 days past due                 12,722            11,175
          Contractually nonperforming, 61 or more days past due            26,712            24,083
                                                                 ----------------  ----------------
             Total direct installment loans                               339,308           319,499
        Retail installment notes:
          Contractually performing, current to 30 days past due            55,610            54,686
          Contractually performing, 31 to 60 days past due                  1,077               885
          Contractually nonperforming, 61 or more days past due             1,841             1,725
                                                                 ----------------  ----------------
             Total retail installment notes                                58,528            57,296
        Direct mail loans:
          Contractually performing, current to 30 days past due            17,084            22,909
          Contractually performing, 31 to 60 days past due                    405               909
          Contractually nonperforming, 61 or more days past due             1,537             2,061
                                                                 ----------------  ----------------
             Total direct mail loans                                       19,026            25,879
                                                                 ----------------  ----------------
               Total gross finance receivables                   $        416,862  $        402,674
                                                                 ================  ================

(1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES

     Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                2015               2014               2013
                                                          ----------------   ----------------   ----------------
     Computed income tax expense                          $        120,459   $        165,865   $         80,528
     Difference between computed and actual tax expense:
        Dividends received deduction                               (23,286)           (20,615)           (19,977)
        Tax credits                                                 (3,639)            (2,790)            (2,079)
        Change in valuation allowance                                   --                 --                 (8)
        Expense adjustments and other                                  646                 66               (150)
                                                          ----------------   ----------------   ----------------
          Total income tax expense                        $         94,180   $        142,526   $         58,314
                                                          ================   ================   ================

     The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                   2015              2014
                                                             ----------------  ----------------
     Deferred tax assets:
        Policyholder liabilities                             $         68,415  $         88,613
        Pension, postretirement and other benefits                     18,759            21,629
        Tax deferred policy acquisition costs                         226,386           204,865
        Deferred gain on individual disability coinsurance              2,997             3,802
        Net realized capital losses                                    14,965            84,756
        Other                                                          17,132            17,822
                                                             ----------------  ----------------
          Gross deferred tax assets                                   348,654           421,487

     Deferred tax liabilities:
        Deferred policy acquisition costs                             350,097           275,242
        Premiums                                                       26,082            20,464
        Real estate and property and equipment depreciation             6,133             5,474
        Basis difference on investments                                19,948            83,364
        Net unrealized capital gains                                  105,404           268,124
        Ceding commissions and goodwill                                12,714            12,590
        Other                                                          34,766            32,015
                                                             ----------------  ----------------
          Gross deferred tax liabilities                              555,144           697,273
                                                             ----------------  ----------------
             Net deferred tax liability                      $        206,490  $        275,786
                                                             ================  ================

     As of December 31, 2015 and 2014, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

     The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2015, 2014, and 2013, was $0, $0 and $(8),
     respectively.

     At December 31, 2015, the Company had a capital loss carryforward of $179 which expires in 2017.

     Income taxes paid for the years ended December 31, 2015, 2014 and 2013, were $53,003, $132,411 and $110,962, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES (CONTINUED)

     A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                      2015              2014
                                                               ----------------   ----------------
     Balance at beginning of year                              $          2,925   $          9,855
     Additions based on tax positions related to current year               998              1,323
     Reductions for tax positions of prior years                         (1,211)            (8,253)
                                                               ----------------   ----------------
     Balance at end of year                                    $          2,712   $          2,925
                                                               ================   ================

     Included in the balance of unrecognized tax benefits at December 31, 2015 are potential benefits of $2,712 that, if recognized, would affect the effective tax rate on income from operations.

     As of December 31, 2015, accrued interest and penalties of $44 are recorded as current income tax liabilities on the consolidated balance sheets and $3 is recognized as a current income tax benefit on the consolidated statements of operations and comprehensive income (loss).

     At December 31, 2015, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

     During 2015, the IRS completed their audit of the 2012 consolidated federal tax return for Minnesota Mutual Companies, Inc. and Subsidiaries (MMC) on a fully agreed basis, resulting in a refund which was received during 2015. The IRS had informed MMC that it did not intend to audit the MMC consolidated tax return for year 2013. Subsequently, in late 2015, MMC filed an amended 2013 consolidated return. The IRS has not communicated their audit plans for the amended items within the 2013 consolidated return or for the 2014 consolidated return. During 2015, the Company received refunds that it had accrued in prior years relating to the 2008 and 2009 consolidated returns. The Company may incur additional taxes owed or refunded for these years as a result of open IRS audits of limited partnerships in which the Company had invested. The Company believes that any additional taxes assessed or refunded as a result of these examinations will not have a material impact on its financial position.

(11) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation. During 2014, the Company amended the agents plan effective January 1, 2015 to cease all future benefit accruals.

     The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                       PENSION BENEFITS                      OTHER BENEFITS
                                               -----------------------------------   -----------------------------------
                                                      2015              2014               2015              2014
                                               ----------------   ----------------   ----------------   ----------------
     Change in benefit obligation:
     Benefit obligation at beginning of year   $         79,734   $         66,861   $          6,399   $          5,750
     Service cost                                         1,364              1,665                192                132
     Interest cost                                        3,323              3,317                219                249
     Actuarial loss (gain)                               (4,901)            11,096               (715)               681
     Benefits paid                                       (3,820)            (3,205)              (281)              (413)
                                               ----------------   ----------------   ----------------   ----------------
     Benefit obligation at end of year         $         75,700   $         79,734   $          5,814   $          6,399
                                               ================   ================   ================   ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                           PENSION BENEFITS                      OTHER BENEFITS
                                                 ------------------------------------   -----------------------------------
                                                       2015                2014               2015              2014
                                                 ----------------    ----------------   ----------------   ----------------
     Change in plan assets:
     Fair value of plan assets at beginning
       of year                                   $         68,811    $         63,882   $             --   $             --
     Actual return on plan assets                           1,318               3,581                 --                 --
     Employer contribution                                  4,073               4,553                281                413
     Benefits paid                                         (3,820)             (3,205)              (281)              (413)
                                                 ----------------    ----------------   ----------------   ----------------
     Fair value of plan assets at end of year    $         70,382    $         68,811   $             --   $             --
                                                 ================    ================   ================   ================

     Net amount recognized:
     Funded status                               $         (5,318)   $        (10,923)  $         (5,814)  $         (6,399)

     Amounts recognized on the consolidated
       balance sheets:
     Prepaid benefit cost                        $             --    $             --   $             --   $             --
     Accrued benefit cost                                  (5,318)            (10,923)            (5,814)            (6,399)
                                                 ----------------    ----------------   ----------------   ----------------
     Net amount recognized                       $         (5,318)   $        (10,923)  $         (5,814)  $         (6,399)
                                                 ================    ================   ================   ================

     Weighted average assumptions used to
       determine benefit obligations:
     Discount rate                                           4.09%               3.77%              3.95%              3.74%
     Rate of compensation increase                           4.00%               4.00%                --                 --

     Weighted average assumptions used to
       determine net periodic benefit costs:
     Expected long-term return on plan assets                5.16%               5.12%                --                 --
     Discount rate                                           3.77%               4.64%              3.74%              4.49%
     Rate of compensation increase                           4.00%               4.50%                --                 --

     Components of net periodic benefit cost:
     Service cost                                $          1,364    $          1,665   $            192   $            132
     Interest cost                                          3,323               3,317                219                249
     Expected return on plan assets                        (3,439)             (3,157)                --                 --
     Prior service benefit amortization                       (80)                (80)              (895)              (492)
     Recognized net actuarial loss (gain)                   1,585                 526               (153)              (644)
                                                 ----------------    ----------------   ----------------   ----------------
     Net periodic benefit cost                   $          2,753    $          2,271   $           (637)  $           (755)
                                                 ================    ================   ================   ================

     Other changes in plan assets and benefit
       obligations recognized in other
       comprehensive income (loss):
     Net gain (loss)                             $          2,780    $        (10,672)  $            715   $           (681)
     Amortization of net loss (gain)                        1,585                 526               (153)              (644)
     Amortization of prior service benefit                    (80)                (80)              (895)              (492)
                                                 ----------------    ----------------   ----------------   ----------------
     Total recognized in other comprehensive
       income (loss)                             $          4,285    $        (10,226)  $           (333)  $         (1,817)
                                                 ================    ================   ================   ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                             PENSION BENEFITS                      OTHER BENEFITS
                                                  ------------------------------------   ----------------------------------
                                                        2015              2014               2015              2014
                                                  ----------------    ----------------   ----------------  ----------------
     Amounts recognized in accumulated
       other comprehensive income:
     Net actuarial gain (loss)                    $        (16,386)   $        (20,751)  $          2,177  $          1,615
     Prior service benefit                                     615                 695              1,655             2,550
                                                  ----------------    ----------------   ----------------  ----------------
     Accumulated other comprehensive income
       (loss) at end of year                      $        (15,771)   $        (20,056)  $          3,832  $          4,165
                                                  ================    ================   ================  ================

     Accumulated benefit obligation               $         71,508    $         75,094   $          5,814  $          6,399

     Plans with accumulated benefit obligation
       in excess of plan assets:
     Projected benefit obligation                 $         45,570    $         49,067
     Accumulated benefit obligation                         45,570              49,067
     Fair value of plan assets                              42,379              40,847

     Prepaid benefit costs are included in other assets and accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

     The Company updated its mortality assumption as of December 31, 2015 and December 31, 2014 with respect to its pension and postretirement benefit obligations as a result of a review of plan experience following the Society of Actuaries 2014 report on mortality tables and expected future improvements in mortality rates and the subsequent 2015 update of revised future improvements in mortality rates. The assumption changes are a component of the net actuarial gain (loss) and resulted in a benefit obligation decrease and increase in 2015 and 2014, respectively.

     The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2016 are $80 and $968, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2016 are $276 and $177, respectively. In 2016, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

     Estimated future benefit payments for pension and other postretirement plans:

                                                                              PENSION                             MEDICARE
                                                                             BENEFITS        OTHER BENEFITS       SUBSIDY
                                                                          ---------------    ---------------   --------------
     2016                                                                 $         3,380    $           388   $           --
     2017                                                                           3,513                374               --
     2018                                                                           3,648                360               --
     2019                                                                           3,745                338               --
     2020                                                                           3,701                343               --
     2021 - 2025                                                                   20,622              1,857               --

     For measurement purposes, the assumed health care cost trend rates start at 7.20% in 2015 and decrease gradually to 4.75% for 2022 and remain at that level thereafter. For 2014, the assumed health care cost trend rates start at 7.50% in 2014 and decrease gradually to 5.00% for 2019 and remain at that level thereafter.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2015 and 2014. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2015 by $75 and the service cost and interest cost components of net periodic benefit costs for 2015 by $6. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2015 by $66 and the service cost and interest cost components of net periodic postretirement benefit costs for 2015 by $5.

     To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

     The target asset allocation as of December 31, 2015, for each of the broad investment categories, weighted for all plans combined is as follows:

      Equity securities                                               14% to 26%
      Fixed maturity securities                                       14% to 26%
      Insurance company general account                               60% to 62%
      Other                                                            0% to  2%

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                   2015              2014
                                             ----------------  ----------------
      Equity securities                                    19%               20%
      Fixed maturity securities                            21%               20%
      Insurance company general account                    60%               60%

     Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

     The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

     The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2015 and 2014. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

     DECEMBER 31, 2015                                 LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
     -----------------------------------------     --------------    --------------   -------------   -------------
     Investments in pooled separate accounts       $           --    $       28,003   $          --   $      28,003
     Insurance company general account                         --                --          42,379          42,379
                                                   --------------    --------------   -------------   -------------
       Total financial assets                      $           --    $       28,003   $      42,379   $      70,382
                                                   ==============    ==============   =============   =============

     DECEMBER 31, 2014                                 LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
     -----------------------------------------     --------------    --------------   -------------   -------------
     Investments in pooled separate accounts       $           --    $       27,964   $          --   $      27,964
     Insurance company general account                         --                --          40,847          40,847
                                                   --------------    --------------   -------------   -------------
       Total financial assets                      $           --    $       27,964   $      40,847   $      68,811
                                                   ==============    ==============   =============   =============

     INVESTMENTS IN POOLED SEPARATE ACCOUNTS

     Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

     INSURANCE COMPANY GENERAL ACCOUNT

     Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3 as fair value is based on unobservable inputs.

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                                                                PURCHASES,
                                                      BALANCE AT      TOTAL APPRECIATION        SALES AND         BALANCE AT
                                                     BEGINNING OF   (DEPRECIATION) IN FAIR     SETTLEMENTS,         END OF
                                                         YEAR                VALUE                 NET               YEAR
                                                    --------------  ----------------------   ----------------   ----------------
       Insurance company general account            $       40,847  $                1,532   $             --   $         42,379

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                                                                PURCHASES,
                                                      BALANCE AT      TOTAL APPRECIATION        SALES AND         BALANCE AT
                                                     BEGINNING OF   (DEPRECIATION) IN FAIR     SETTLEMENTS,         END OF
                                                         YEAR                VALUE                 NET               YEAR
                                                   ---------------   ---------------------   ----------------   ----------------
       Insurance company general account           $        39,285   $               1,562   $             --   $         40,847

     Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2015 and 201. There were no transfers in to or out of level 3 for the years ending December 31, 2015 and 2014.

     The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11)  EMPLOYEE BENEFIT PLANS (CONTINUED)

      PROFIT SHARING PLANS

      The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2015, 2014, and 2013 of $1,551, $1,555, and $1,392, respectively.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

      Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                     2015            2014             2013
                                                --------------  --------------   --------------
          Balance at January 1                  $      550,947  $      566,748   $      588,067
                Less: reinsurance recoverable          475,074         489,863          521,028
                                                --------------  --------------   --------------
          Net balance at January 1                      75,873          76,885           67,039
                                                --------------  --------------   --------------
          Incurred related to:
                Current year                           123,616         115,886          103,670
                Prior years                              3,929          (2,701)             453
                                                --------------  --------------   --------------
          Total incurred                               127,545         113,185          104,123
                                                --------------  --------------   --------------
          Paid related to:
                Current year                            74,695          73,750           63,762
                Prior years                             46,992          40,447           30,515
                                                --------------  --------------   --------------
          Total paid                                   121,687         114,197           94,277
                                                --------------  --------------   --------------
          Net balance at December 31                    81,731          75,873           76,885
                Plus: reinsurance recoverable          449,072         475,084          489,863
                                                --------------  --------------   --------------
          Balance at December 31                $      530,803  $      550,947   $      566,748
                                                ==============  ==============   ==============

      In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

      As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $3,929, $(2,701), and $453 in 2015, 2014, and 2013, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13)  REINSURANCE

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

      Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(13)  REINSURANCE (CONTINUED)

      The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                 2015             2014             2013
                            --------------   --------------   --------------
       Direct premiums      $    2,861,954   $    2,623,272   $    2,317,613
       Reinsurance assumed           8,760           35,056           31,925
       Reinsurance ceded          (650,247)        (619,019)        (557,332)
                            --------------   --------------   --------------
            Net premiums    $    2,220,467   $    2,039,309   $    1,792,206
                            ==============   ==============   ==============

      Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss) were $639,260, $560,918 and $512,532 during 2015, 2014, and 2013, respectively.

(14)  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

      The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

      The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

      The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income
      (loss). For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income (loss). There were no investment gains or losses on transfers of assets from the general account to the separate account during 2015, 2014 or 2013.

      The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      At December 31, the Company had the following variable annuity contracts with guarantees:

                                                                      2015              2014
                                                                ----------------  ----------------
       Return of net deposits:
         In the event of death
           Account value                                        $      4,087,650  $      3,907,904
           Net amount at risk                                   $         46,211  $          4,632
           Average attained age of contractholders                          62.2              61.4
         As withdrawals are taken
           Account value                                        $        305,870  $        294,706
           Net amount at risk                                   $             51  $             60
           Average attained age of contractholders                          69.1              68.7

       Return of net deposits plus a minimum return:
         In the event of death
           Account value                                        $        245,369  $        226,257
           Net amount at risk                                   $         32,351  $         17,479
           Average attained age of contractholders                          68.5              67.7
         At annuitization
           Account value                                        $        487,548  $        566,637
           Net amount at risk                                   $          1,878  $          1,126
           Weighted average period remaining until expected
             annuitization (in years)                                        3.6               4.4
         As withdrawals are taken
           Account value                                        $      2,591,162  $      2,314,181
           Net amount at risk                                   $          1,586  $          1,403
           Average attained age of contractholders                          63.6              63.2

       Highest specified anniversary account value:
         In the event of death
           Account value                                        $        706,207  $        774,010
           Net amount at risk                                   $         34,185  $          6,714
           Average attained age of contractholders                          62.9              62.1
         Account value adjustment on 10th contract anniversary
           Account value                                        $         21,654  $             --
           Net amount at risk                                   $             --  $             --
           Average attained age of contractholders                          58.8                --

       Guaranteed payout annuity floor:
           Account value                                        $         47,899  $         52,994
           Net amount at risk                                   $            557  $            287
           Average attained age of contractholders                          74.4              73.5

      At December 31, the Company had the following universal life and variable life contracts with guarantees:

                                                                      2015              2014
                                                                ----------------  ----------------
       Account value (general and separate accounts)            $      6,018,267  $      5,402,575
       Net amount at risk                                       $     52,696,878  $     49,383,440
       Average attained age of policyholders                                50.0              49.0

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2015 were as follows:

                                                                                     MINIMUM
                                          MINIMUM                                   GUARANTEED
                                      GUARANTEED DEATH         GUARANTEED         WITHDRAWAL AND
                                         AND INCOME          PAYOUT ANNUITY        ACCUMULATION     UNIVERSAL LIFE AND
                                          BENEFITS               FLOOR               BENEFIT          VARIABLE LIFE
                                     ------------------   -------------------   ------------------  ------------------
       Balance at beginning of year  $            4,708   $             5,802   $           36,107  $           73,534
       Incurred guarantee benefits                4,533                  (108)              12,744              42,158
       Paid guaranteed benefits                    (661)                  (33)                  --             (17,636)
                                     ------------------   -------------------   ------------------  ------------------
       Balance at end of year        $            8,580   $             5,661   $           48,851  $           98,056
                                     ==================   ===================   ==================  ==================

      Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2014 were as follows:

                                          MINIMUM
                                      GUARANTEED DEATH         GUARANTEED            MINIMUM
                                         AND INCOME          PAYOUT ANNUITY         GUARANTEED      UNIVERSAL LIFE AND
                                          BENEFITS               FLOOR          WITHDRAWAL BENEFIT     VARIABLE LIFE
                                     ------------------   -------------------   ------------------  ------------------
       Balance at beginning of year  $            2,723   $             5,698   $           (6,551) $           62,168
       Incurred guarantee benefits                2,648                   158               42,658              23,496
       Paid guaranteed benefits                    (663)                  (54)                  --             (12,130)
                                     ------------------   -------------------   ------------------  ------------------
       Balance at end of year        $            4,708   $             5,802   $           36,107  $           73,534
                                     ==================   ===================   ==================  ==================

      The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

      The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2015 and 2014 (except where noted otherwise):

      - Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
      - Mean investment performance was 5.45% and is consistent with DAC projections over a 10 year period.
      - Annualized monthly standard deviation was 15.28% and 17.32% for 2015 and 2014, respectively.
      -     Assumed mortality was 100% of the A2000 table.
      - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 15.00% with an average of 8.00%.
      - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2015 and 2014 (except where noted otherwise):

      - Separate account investment performance assumption was 7.50% and 8.00% for 2015 and 2014, respectively.
      -     Assumed mortality was 100% of pricing levels.
      -     Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
      - Long-term general account discount rate grades up to 6.50% over ten years and 7.00% over five years for 2015 and 2014, respectively.
      - Separate account discount rate was 7.23% and 7.73% for 2015 and 2014, respectively

      Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                         VARIABLE ANNUITY CONTRACTS            VARIABLE LIFE CONTRACTS
                     ----------------------------------  ----------------------------------
                           2015              2014              2015              2014
                     ----------------  ----------------  ----------------  ----------------
       Equity        $      2,189,978  $      2,352,820  $      1,605,711  $      1,625,599
       Bond                   892,847           922,410           216,416           225,118
       Balanced             1,762,247         1,430,136           340,120           344,188
       Money market            48,317            48,836            30,659            25,966
       Mortgage                57,774            59,856            34,241            75,538
       Real estate             88,063            94,113            68,243            90,112
                     ----------------  ----------------  ----------------  ----------------
         Total       $      5,039,226  $      4,908,171  $      2,295,390  $      2,386,521
                     ================  ================  ================  ================

(15)  UNREMITTED PREMIUMS AND CLAIMS PAYABLE

      The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2015 and 2014, the liability associated with unremitted premiums and claims payable was $33,453 and $28,805, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2015 and 2014, the Company had restricted the use of $33,453 and $28,805, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16)  SHORT-TERM AND LONG-TERM DEBT

      Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principle balance. Short-term debt is debt coming due in the next 12 months.

      SHORT-TERM DEBT

      The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                  LIABILITY                       COLLATERAL
                                       -------------------------------  ------------------------------
                                             2015            2014            2015            2014
                                       ---------------  --------------  --------------  --------------
       Reverse repurchase agreement    $        50,000  $       50,000  $       52,816  $       53,105

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(16)  SHORT-TERM AND LONG-TERM DEBT (CONTINUED)

      SHORT-TERM DEBT (CONTINUED)

      Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income (loss).

      LONG-TERM DEBT

      The following table provides a summary of long-term debt as of December
      31:

                                                        LIABILITY
                                          ------------------------------------
                                                2015                2014
                                          ----------------    ----------------
       Surplus notes                      $        118,000    $        118,000
       Federal Home Loan Bank borrowings           250,000             275,000
                                          ----------------    ----------------
        Total long-term debt              $        368,000    $        393,000
                                          ================    ================

      In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company.

      All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2015 and 2014, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2015, 2014 and 2013 was $9,735, $9,735 and $9,735, respectively.

      The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2015 and 2014, accumulated amortization was $1,019 and $974, respectively.

      The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2015 have a maturity of seven years with principal due at that time. The Company pledged $299,718 of fixed maturity securities as collateral as of December 31, 2015. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $4,976 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $20,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

      At December 31, 2015, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2016, $0; 2017, $0; 2018, $0; 2019, $100,000; 2020, $50,000; thereafter,
      $218,000.

      Total interest paid by the Company for the years ended December 31, 2015, 2014 and 2013 was $10,601, $10,303 and $10,115, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(17)  BUSINESS COMBINATIONS

      During 2015, the Company acquired the account rights of a certain insurance agency. The aggregate purchase price of $725 was allocated to various assets and liabilities including $658 to finite-lived intangible assets and $67 to goodwill. During 2015, the Company completed the fair value evaluation of assets acquired related to 2014 business combinations, which resulted in a decrease to goodwill of $91.

      On December 31, 2014, the Company acquired a controlling interest in an insurance asset manager. Also during 2014, the Company acquired the account rights of an insurance agency, a financial services system provider and a digital marketing development stage company. The acquisitions strengthen the Company's commitment in related businesses and support long-term growth strategies. The total consideration transferred and fair value of noncontrolling interests for these acquisitions was $68,716 and $31,493, respectively. Various assets and liabilities were recognized including $37,531 of finite-lived intangible assets and $63,945 of goodwill.

      During 2013, the Company acquired the account rights of certain insurance agencies. The aggregate purchase price of $10,696 was allocated to various assets and liabilities including $5,653 to finite-lived intangible assets and $4,481 to goodwill.

      The amount of acquisition-related additional cash consideration the Company may have to pay in 2016 and future years if certain thresholds are attained is $6,300 of which $4,861 was accrued at December 31, 2015.

(18)  GOODWILL AND INTANGIBLE ASSETS

      The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                     2015               2014
                                               ----------------   ----------------
       Balance at beginning of year            $        109,102   $         45,156
       Additions                                             67             63,946
       Adjustments to prior year acquisitions               (91)                --
                                               ----------------   ----------------
       Balance at end of year                  $        109,078   $        109,102
                                               ================   ================

      Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2015, 2014, and 2013.

      The amount of finite-lived intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                       DECEMBER 31, 2015                     DECEMBER 31, 2014
                                             ------------------------------------  ------------------------------------
                                               GROSS                       NET       GROSS                       NET
                                              CARRYING    ACCUMULATED   CARRYING    CARRYING     ACCUMULATED   CARRYING
                                               AMOUNT    AMORTIZATION    AMOUNT      AMOUNT     AMORTIZATION    AMOUNT
                                             ----------  ------------  ----------  -----------  ------------  ---------
      Customer relationships                 $   60,802  $    (27,504) $   33,298  $    60,269  $    (21,974) $  38,295
      Other                                       9,351        (6,368)      2,983        9,226        (4,790)     4,436
                                             ----------  ------------  ----------  -----------  ------------  ---------
       Total finite-lived intangible assets  $   70,153  $    (33,872) $   36,281  $    69,495  $    (26,764) $  42,731
                                             ==========  ============  ==========  ===========  ============  =========

      Finite-lived intangible assets acquired during the years ended December 31, 2015 and 2014 were $658 and $37,531 with a weighted average amortization period of 9 years and 10 years, respectively.

      The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2015, 2014, or 2013.

      Intangible asset amortization expense for 2015, 2014, and 2013 in the amount of $7,108, $3,416, and $2,187, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income (loss). Projected amortization expense for the next five years is as follows: 2016, $6,244; 2017, $4,581; 2018, $4,123; 2019,
      $3,842; 2020, $3,754.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(19)  RELATED PARTY TRANSACTIONS

      The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $22,127, $21,013 and $19,590 during 2015, 2014 and 2013, respectively. As of December 31, 2015 and 2014, the amount due to Advantus under these agreements was $8,663 and $8,217, respectively.

      The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity, variable life and certain equity indexed products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $1,041, $998 and $1,046 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company also recognized commission expense of $107,690, $105,218 and $113,088 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company recognized commissions payable to SFS in the amounts of $2,365 and $2,322 for the years ended December 31, 2015 and 2014, respectively.

      Under a marketing services agreement with SFS, the Company collects commissions for the sale of certain insurance products. For the years ended December 31, 2015, 2014 and 2013, the Company collected commissions of $3,692, $3,062 and $2,540, respectively.

      Under an assignment agreement with SFS, 12(b)-1 fees from the Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2015, 2014 and 2013, the amounts transferred were $14,776, $13,929, and $11,556, respectively.

      The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2015 and 2014, the amount payable to the Company was $18,789 and $16,583, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2015, 2014, and 2013 were $61,317, $68,244 and $65,332, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2015, 2014 and 2013 was $39,038, $25,091 and $24,264, respectively. The amount payable to SFG at December 31, 2015 and 2014 was $11,293 and $536, respectively. As of December 31, 2015 and 2014, the Company also had a receivable from SFG, in the amount of $24,195 and $27,978, respectively, related to the advance of future years' defined benefit plan expenses.

      In 2015, the Company sold an additional group variable universal life policy to SFG. The Company received premiums of $7,664, $2,000 and $2,000 in 2015, 2014 and 2013, respectively, for these policies. No claims were paid during 2015, 2014 and 2013. As of December 31, 2015 and 2014, reserves held under these policies were $43,546 and $36,313, respectively.

      The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $42,632, $38,231 and $29,958 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015 and 2014, commission revenue due to the Company from its affiliates was $2,299 and $3,741, respectively.

      Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $8,471, $8,756 and $9,816 in commission expenses related to the sales of these products for the years ended December 31, 2015, 2014 and 2013, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20)  OTHER COMPREHENSIVE INCOME (LOSS)

      Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

      The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                                   DECEMBER 31, 2015
                                                                                     ---------------------------------------------
                                                                                         BEFORE       TAX BENEFIT       NET OF
                                                                                          TAX          (EXPENSE)         TAX
                                                                                     --------------  -------------  --------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during the period    $     (481,442) $     168,372  $     (313,070)
        Less: Reclassification adjustment for gains (losses) included in net income          17,801         (6,231)         11,570
        Unrealized gains (losses) on securities - OTTI                                       (2,129)           745          (1,384)
        Adjustment to deferred policy acquisition costs                                     208,912        (73,119)        135,793
        Adjustment to reserves                                                               22,718         (7,951)         14,767
        Adjustment to unearned policy and contract fees                                    (106,247)        37,187         (69,060)
        Adjustment to pension and other postretirement plans                                  3,495         (1,223)          2,272
        Less: Reclassification adjustment for expenses included in net income                   457           (160)            297
                                                                                     --------------  -------------  --------------
             Other comprehensive income (loss)                                       $     (336,435) $     117,620  $     (218,815)
                                                                                     ==============  =============  ==============

                                                                                                   DECEMBER 31, 2014
                                                                                     ---------------------------------------------
                                                                                         BEFORE       TAX BENEFIT       NET OF
                                                                                          TAX          (EXPENSE)         TAX
                                                                                     --------------  -------------  --------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during the period    $      369,382  $    (129,286) $      240,096
        Less: Reclassification adjustment for gains (losses) included in net income         (61,090)        21,381         (39,709)
        Unrealized gains (losses) on securities - OTTI                                       (2,955)         1,034          (1,921)
        Adjustment to deferred policy acquisition costs                                    (198,649)        69,527        (129,122)
        Adjustment to reserves                                                              (19,585)         6,854         (12,731)
        Adjustment to unearned policy and contract fees                                     114,854        (40,199)         74,655
        Adjustment to pension and other postretirement plans                                (11,353)         3,974          (7,379)
        Less: Reclassification adjustment for expenses included in net income                  (690)           243            (447)
                                                                                     --------------  -------------  --------------
             Other comprehensive income (loss)                                       $      189,914  $     (66,472) $      123,442
                                                                                     ==============  =============  ==============

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20)  OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

      The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                       DECEMBER 31, 2013
                                                                      ----------------------------------------------------
                                                                          BEFORE          TAX BENEFIT         NET OF
                                                                            TAX            (EXPENSE)            TAX
                                                                      --------------     --------------     --------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising
           during the period                                          $     (572,782)    $      202,680     $     (370,102)
        Less: Reclassification adjustment for gains (losses)
           included in net income                                            (33,801)            11,831            (21,970)
        Unrealized gains (losses) on securities - OTTI                        (8,352)             2,923             (5,429)
        Adjustment to deferred policy acquisition costs                      246,061            (86,122)           159,939
        Adjustment to reserves                                               110,274            (38,596)            71,678
        Adjustment to unearned policy and contract fees                      (99,756)            34,915            (64,841)
        Adjustment to pension and other postretirement plans                   9,730             (3,406)             6,324
        Less: Reclassification adjustment for expenses
           included in net income                                                419               (147)               272
                                                                      --------------     --------------     --------------
             Other comprehensive income (loss)                        $     (348,207)    $      124,078     $     (224,129)
                                                                      ==============     ==============     ==============

      Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2015 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER               CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE         OPERATIONS AND COMPREHENSIVE
                                                                      INCOME                INCOME (LOSS) LOCATION
                                                                  ---------------     ------------------------------------
    Net unrealized investment gains (losses):
       Unrealized gains (losses)                                  $          (319)    Other net realized investment gains
       Unrealized OTTI losses - OTTI on fixed maturity securities         (16,569)    OTTI on fixed maturity securities
       Unrealized OTTI losses - OTTI on other securities                     (913)    Other net realized investment gains
                                                                  ---------------
          Unrealized investment gains (losses), before
             income tax                                                   (17,801)
       Deferred income tax benefit (expense)                                6,231
                                                                  ---------------
               Unrealized investment gains (losses), net of
                  income tax                                      $       (11,570)
                                                                  ===============

    Pension and other postretirement plans (1):
       Amortization of prior service benefit                      $          (975)    General operating expenses
       Amortization of net actuarial losses                                 1,432     General operating expenses
                                                                  ---------------
          Amortization of pension and other postretirement plan
             items, before income tax                                         457
       Deferred income tax benefit (expense)                                 (160)
                                                                  ---------------
               Amortization of pension and other postretirement
                  plan items, net of income tax                   $           297
                                                                  ===============

  (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20)  OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

      Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2014 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER                CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE          OPERATIONS AND COMPREHENSIVE
                                                                      INCOME                 INCOME (LOSS) LOCATION
                                                                  ---------------     ------------------------------------
    Net unrealized investment gains (losses):
       Unrealized gains (losses)                                  $        63,949     Other net realized investment gains
       Unrealized OTTI losses - OTTI on fixed maturity securities          (2,852)    OTTI on fixed maturity securities
       Unrealized OTTI losses - OTTI on other securities                       (7)    Other net realized investment gains
                                                                  ---------------
          Unrealized investment gains (losses), before
             income tax                                                    61,090
       Deferred income tax benefit (expense)                              (21,381)
                                                                  ---------------
               Unrealized investment gains (losses), net of
                  income tax                                      $        39,709
                                                                  ===============

    Pension and other postretirement plans (1):
       Amortization of prior service benefit                      $          (572)    General operating expenses
       Amortization of net actuarial losses                                  (118)    General operating expenses
                                                                  ---------------
          Amortization of pension and other postretirement plan
             items, before income tax                                        (690)
       Deferred income tax benefit (expense)                                  243
                                                                  ---------------
               Amortization of pension and other postretirement
                  plan items, net of income tax                   $          (447)
                                                                  ===============

    (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

   The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

                                                                                       2015                       2014
                                                                                 ---------------             --------------
      Gross unrealized gains                                                     $       513,616             $      799,275
      Gross unrealized losses                                                           (217,979)                   (39,997)
      Gross unrealized losses - OTTI                                                       4,906                      7,035
      Adjustment to deferred policy acquisition costs                                    (40,890)                  (249,802)
      Adjustment to reserves                                                             (77,572)                  (100,290)
      Adjustment to unearned policy and contract fees                                      1,559                    107,806
      Adjustment to pension and other postretirement plans                               (11,939)                   (15,891)
                                                                                 ---------------             --------------
                                                                                         171,701                    508,136
      Deferred federal income tax expenses                                               (54,706)                  (172,326)
                                                                                 ---------------             --------------
         Net accumulated other comprehensive income                              $       116,995             $      335,810
                                                                                 ===============             ==============

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(21)  STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

      During the year ended December 31, 2015 there were no dividends declared or paid to SFG. The Company declared and paid a cash dividend to SFG in the amount of $7,700 during the year ended December 31, 2014. During the year ended December 31, 2013 there were no dividends declared or paid to SFG.

      Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2015 statutory results, the maximum amount available for the payment of dividends during 2016 by Minnesota Life Insurance Company without prior regulatory approval is $276,640.

      For the years ended December 31, 2015, 2014 and 2013 there were no capital contributions from SFG to the Company.

(22)  COMMITMENTS AND CONTINGENCIES

      The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

      The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2015 and 2014, these securities were reported at fair value of $43,887 and $29,115, respectively.

      The Company has long-term commitments to fund alternative investments and real estate investments totaling $302,318 as of December 31, 2015. The Company estimates that $121,000 of these commitments will be invested in 2016, with the remaining $181,318 invested over the next four years.

      As of December 31, 2015, the Company had committed to originate mortgage loans totaling $192,008 but had not completed the originations.

      As of December 31, 2015, the Company had committed to purchase fixed maturity securities totaling $33,551 but had not completed the purchase transactions.

      The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
      2016, $11,267; 2017, $11,267; 2018, $11,267; 2019, $11,267; 2020, $11,267.
      The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2016, $633; 2017, $656; 2018, $528; 2019, $501; 2020, $403. Lease expense, net of sub-lease income, for the years ended December 31, 2015, 2014 and 2013 was $8,600, $8,755, and $8,672, respectively. The Company has lease agreements with unaffiliated companies. Income from the building leases was $149, $149 and $149 for the years ended December 31, 2015, 2014 and 2013, respectively and is reported in net investment income on the statements of operations and comprehensive income (loss). Commitments to the Company from these agreements are as follows: 2016, $159; 2017, $100; 2018, $3; 2019, $0;
      2020, $0. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2016, $4,852; 2017, $4,243; 2018, $2,932; 2019, $4,665; 2020, $4,384.

      At December 31, 2015, the Company had guaranteed the payment of $41,600 of policyholder dividends and discretionary amounts payable in 2016. The Company has pledged fixed maturity securities, valued at $56,872 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(22)  COMMITMENTS AND CONTINGENCIES (CONTINUED)

      The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2015 and 2014, the assets held in trust were $528,771 and $569,688, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

      Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

      In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

      In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

      The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2016. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2015 and 2014 was approximately $2,487 and $3,393, respectively.

      The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2015 and 2014, this liability was $1,684 and $1,595, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,582 and $2,906 as of December 31, 2015 and 2014, respectively. These assets are being amortized over a five-year period.

(23)  STATUTORY ACCOUNTING PRACTICES

      The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

      The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2015, 2014 and 2013.

      The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $215,860, $212,936 and $123,126 in 2015, 2014 and 2013,
      respectively. Statutory surplus of these operations was $2,766,405 and $2,600,420 as of December 31, 2015 and 2014, respectively.

(24)  SUBSEQUENT EVENTS

      The Company evaluated subsequent events through March 4, 2016, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2015
                                 (IN THOUSANDS)

                                                                                           AS SHOWN
                                                                                            ON THE
                                                                                         CONSOLIDATED
TYPE OF INVESTMENT                                      COST (2)          VALUE        BALANCE SHEET (1)
--------------------------------------------------  --------------  -----------------  -----------------
Fixed maturity securities
     U.S. government                                $      340,859  $         361,143  $         361,143
     Agencies not backed by the full faith and
       credit of the U.S. government
                                                           750,434            773,688            773,688
     Foreign governments
                                                            34,194             38,526             38,526
     Public utilities                                      765,741            793,336            793,336
     Asset-backed securities                               390,719            404,128            404,128
     Mortgage-backed securities                          3,169,174          3,291,061          3,291,061
     All other corporate fixed maturity securities       6,796,504          6,842,843          6,842,843
                                                    --------------  -----------------  -----------------
        Total fixed maturity securities                 12,247,625         12,504,725         12,504,725
                                                    --------------  -----------------  -----------------
Equity securities:
     Common stocks:
        Public utilities                                    28,614             27,007             27,007
        Banks, trusts and insurance companies              181,995            199,454            199,454
        Industrial, miscellaneous and all other            172,558            201,418            201,418
     Nonredeemable preferred stocks                         78,484             77,215             77,215
                                                    --------------  -----------------  -----------------
        Total equity securities                            461,651            505,094            505,094
                                                    --------------  -----------------  -----------------
Mortgage loans on real estate                            2,122,837             xxxxxx          2,122,837
Policy loans                                               410,997             xxxxxx            410,997
Other investments                                          317,388             xxxxxx            317,388
Alternative investments                                    596,619             xxxxxx            596,619
Derivative investments                                     218,539             xxxxxx            218,539
                                                    --------------                     -----------------
        Total                                            3,666,380             xxxxxx          3,666,380
                                                    --------------                     -----------------
Total investments                                   $   16,375,656             xxxxxx  $      16,676,199
                                                    ==============                     =================

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                                     AS OF DECEMBER 31,
                             ---------------------------------------------------------------------
                                                FUTURE POLICY
                               DEFERRED            BENEFITS,                         OTHER POLICY
                                POLICY          LOSSES, CLAIMS                        CLAIMS AND
                              ACQUISITION       AND SETTLEMENT       UNEARNED          BENEFITS
SEGMENT                          COSTS           EXPENSES (1)      PREMIUMS (2)        PAYABLE
--------------------------   --------------     ---------------    -------------     -------------
2015:
   Life insurance            $    1,065,178     $     7,065,168    $     346,821     $     491,308
   Accident and
      health insurance               16,256             604,358           53,903            63,802
   Annuity                          216,872           4,992,016               26               205
                             --------------     ---------------    -------------     -------------
                             $    1,298,306     $    12,661,542    $     400,750     $     555,315
                             ==============     ===============    =============     =============

2014:
   Life insurance            $      736,625     $     6,200,251    $     199,143     $     470,683
   Accident and
      health insurance               15,208             635,083           51,460            59,802
   Annuity                          188,257           4,998,479               26               155
                             --------------     ---------------    -------------     -------------
                             $      940,090     $    11,833,813    $     250,629     $     530,640
                             ==============     ===============    =============     =============

2013:
   Life insurance            $      828,316     $     5,389,801    $     280,456     $     410,636
   Accident and
      health insurance               16,781             660,307           43,608            55,146
   Annuity                          195,581           5,175,368               33               106
                             --------------     ---------------    -------------     -------------
                             $    1,040,678     $    11,225,476    $     324,097     $     465,888
                             ==============     ===============    =============     =============

                                                                   FOR THE YEARS ENDED DECEMBER 31,
                            --------------------------------------------------------------------------------------------------------
                                                                                    AMORTIZATION
                                                                   BENEFITS,        OF DEFERRED
                                                     NET         CLAIMS, LOSSES        POLICY           OTHER
                                 PREMIUM         INVESTMENT      AND SETTLEMENT      ACQUISITION       OPERATING        PREMIUMS
SEGMENT                        REVENUE (3)         INCOME         EXPENSES (5)         COSTS           EXPENSES        WRITTEN (4)
-------------------------   ----------------   -------------   -----------------   --------------   ---------------   --------------
2015:
   Life insurance           $      2,299,337   $     458,314   $       2,140,844   $      153,963   $       852,632
   Accident and
      health insurance               339,144           9,391             128,053           11,362           185,157
   Annuity                           270,420         221,432             246,582           46,720           193,701
                            ----------------   -------------   -----------------   --------------   ---------------   --------------
                            $      2,908,901   $     689,137   $       2,515,479   $      212,045   $     1,231,490   $           --
                            ================   =============   =================   ==============   ===============   ==============
2014:
   Life insurance           $      2,112,889   $     425,261   $       1,915,329   $      146,242   $       753,805
   Accident and
      health insurance               327,307           9,284             112,251           10,414           181,813
   Annuity                           251,892         229,754             254,727           60,097           182,419
                            ----------------   -------------   -----------------   --------------   ---------------   --------------
                            $      2,692,088   $     664,299   $       2,282,307   $      216,753   $     1,118,037   $           --
                            ================   =============   =================   ==============   ===============   ==============
2013:
   Life insurance           $      1,946,559   $     385,487   $       1,785,065   $      145,658   $       680,955
   Accident and
      health insurance               256,918           9,513              95,533           10,324           137,410
   Annuity                           192,109         244,833             238,852           31,852           178,682
                            ----------------   -------------   -----------------   --------------   ---------------   --------------
                            $      2,395,586   $     639,833   $       2,119,450   $      187,834   $       997,047   $           --
                            ================   =============   =================   ==============   ===============   ==============

   (1)  Includes policy and contract account balances
   (2)  Includes unearned policy and contract fees
   (3)  Includes policy and contract fees
   (4)  Applies only to property and liability insurance
   (5) Includes interest credited to policies and contracts and policyholder dividends

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                                                                       PERCENTAGE
                                                                      CEDED TO       ASSUMED FROM                       OF AMOUNT
                                                      GROSS             OTHER            OTHER           NET            ASSUMED
                                                      AMOUNT          COMPANIES        COMPANIES        AMOUNT           TO NET
                                                 ---------------   ---------------   -------------   --------------   ------------
2015:   Life insurance in force                  $ 1,150,505,390   $   346,303,049   $     838,901   $  805,041,242            0.1%
                                                 ===============   ===============   =============   ==============
        Premiums:
             Life insurance                      $     2,379,144   $       569,017   $       5,889   $    1,816,016            0.3%
             Accident and health insurance               417,503            81,230           2,871          339,144            0.8%
             Annuity                                      65,307                --              --           65,307            0.0%
                                                 ---------------   ---------------   -------------   --------------
                  Total premiums                 $     2,861,954   $       650,247   $       8,760   $    2,220,467            0.4%
                                                 ===============   ===============   =============   ==============
2014:   Life insurance in force                  $ 1,073,096,250   $   326,467,564   $     823,627   $  747,452,313            0.1%
                                                 ===============   ===============   =============   ==============
        Premiums:
             Life insurance                      $     2,155,932   $       538,929   $      31,905   $    1,648,908            1.9%
             Accident and health insurance               404,247            80,090           3,151          327,308            1.0%
             Annuity                                      63,093                --              --           63,093            0.0%
                                                 ---------------   ---------------   -------------   --------------
                  Total premiums                 $     2,623,272   $       619,019   $      35,056   $    2,039,309            1.7%
                                                 ===============   ===============   =============   ==============
2013:   Life insurance in force                  $   971,213,330   $   279,648,064   $     758,016   $  692,323,282            0.1%
                                                 ===============   ===============   =============   ==============
        Premiums:
             Life insurance                      $     1,954,717   $       482,492   $      28,737   $    1,500,962            1.9%
             Accident and health insurance               328,571            74,840           3,188          256,919            1.2%
             Annuity                                      34,325                --              --           34,325            0.0%
                                                 ---------------   ---------------   -------------   --------------
                  Total premiums                 $     2,317,613   $       557,332   $      31,925   $    1,792,206            1.8%
                                                 ===============   ===============   =============   ==============

See accompanying independent auditor's report.

                            PART C: OTHER INFORMATION

Item Number           Caption in Part C

    26.               Exhibits

    27.               Directors and Officers of the Minnesota Life Insurance
                      Company

    28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account

    29.               Indemnification

    30.               Principal Underwriters

    31.               Location of Accounts and Records

    32.               Management Services

    33.               Fee Representation

                            PART C: OTHER INFORMATION

Item 26.  Exhibits

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.


Item 27. Directors and Officers of the Minnesota Life Insurance Company

Name and Principal                      Position and Offices
Business Address                        with Minnesota Life
------------------                      --------------------
Brian C. Anderson                       Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Eric J. Bentley                         Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Michael P. Boyle                        Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                        Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                          Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108


Gary R. Christensen                     Director, Attorney-in-Fact, Senior Vice
Minnesota Life Insurance Company           President, General Counsel and
400 Robert Street North                    Secretary
St. Paul, MN  55101


Susan L. Ebertz                         Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                         Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                         Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                       Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                           Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437


Eric B. Goodman                         Director
101 North 7th St
Suite 202
Louisville, KY 40202

Christopher M. Hilger                   President, CEO and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


John H. Hooley                          Director
4623 McDonald Drive Overlook
Stillwater, MN   55082

Daniel H. Kruse                         Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                        Senior Vice President, Treasurer and
Minnesota Life Insurance Company        Controller
400 Robert Street North
St. Paul, MN  55101




Jean Delaney Nelson                     Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Maria H. O'Phelan                       Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Kathleen L. Pinkett                     Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101




Trudy A. Rautio                         Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                       Chairman and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                           Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


Loyall E. Wilson                        Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101




Warren J. Zaccaro                       Director, Executive Vice President
Minnesota Life Insurance Company        and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101


Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.


Wholly-owned subsidiaries of Securian Financial Group, Inc.:


         Minnesota Life Insurance Company
         Securian Financial Network, Inc.
         Securian Ventures, Inc.
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company

         Capital Financial Group, Inc. (Maryland)
         H. Beck, Inc. (Maryland)


         Ochs, Inc.
         Lowertown Capital, LLC (Delaware)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:


         Personal Finance Company LLC (Delaware)
         Enterprise Holding Corporation
         Allied Solutions, LLC (Indiana)
         Securian Life Insurance Company
         American Modern Life Insurance Company

         Marketview Properties, LLC (MN)
         Marketview Properties II, LLC (MN)
         Marketview Properties III, LLC (MN)
         Marketview Properties IV, LLC (MN)

         Securian AAM Holdings, LLC (Delaware)


Majority-owned Subsidiary of Securian AAM Holdings, LLC:


         Asset Allocation & Management Company, L.L.C. (Delaware)


Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Oakleaf Service Corporation
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiary of American Modern Life Insurance Company:

         Southern Pioneer Life Insurance Company


Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance
Company:


         Securian Funds Trust


Fifty percent-owned subsidiary of Enterprise Holding Corporation

         CRI Securities, LLC



Majority-owned subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29.  Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters

              (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:


                      Variable Fund D
                      Variable Annuity Account
                      Minnesota Life Variable Life Account
                      Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account
                      Securian Life Variable Universal Life Account


              (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:

Name and Principal                      Positions and Offices
Business Address                        with Underwriter
-------------------                     ---------------------

George I. Connolly                      President, Chief Executive Officer
Securian Financial Services, Inc.       and Director
400 Robert Street North
St. Paul, MN  55101

Suzanne M. Chochrek                     Vice President - Business and
Securian Financial Services, Inc.       Market Development
400 Robert Street North
St. Paul, MN  55101


Gary R. Christensen                     Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Name and Principal                      Positions and Offices
Business Address                        with Underwriter
-------------------                     ---------------------




Peter G. Berlute                        Vice President - Business Operations
Securian Financial Services Inc.        and Treasurer
400 Robert Street North
St. Paul, Minnesota  55101


Loyall E. Wilson                        Senior Vice President, Chief Compliance
Securian Financial Services, Inc.       Officer and Secretary
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                       Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Jeffrey D. McGrath                      Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101


              (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


       Name of             Net Underwriting            Compensation on
      Principal              Discounts and              Redemption or          Brokerage               Other
     Underwriter              Commissions               Annuitization         Commissions          Compensation
     -----------           ----------------            ---------------        -----------          ------------
Securian Financial
 Services, Inc.               $12,916,205                    --                   --                    --


Item 31.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32.  Management Services

None.

Item 33.  Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 33-3233, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Saint Paul, and State of Minnesota, on the 27th day of April, 2016.



                                   MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                                               (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                                (Depositor)



                                   By  /s/ Christopher M. Hilger
                                      ------------------------------------------
                                              Christopher M. Hilger
                                       President and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933 (and the Investment Company Act of 1940), the Depositor, Minnesota Life Insurance Company, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul and State of Minnesota on the 27th day of April, 2016.


                                   MINNESOTA LIFE INSURANCE COMPANY
                                               (Depositor)

                                   By /s/ Christopher M. Hilger
                                      ------------------------------------------
                                              Christopher M. Hilger
                                       President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

           Signature             Title                       Date
           ---------             -----                       ----

/s/ Christopher M. Hilger        President and Chief         April 27, 2016
------------------------------    Executive Officer
Christopher M. Hilger



*                                Chairman of the Board
------------------------------
Robert L. Senkler


*                                Director
------------------------------
Mary K. Brainerd


                                 Director
------------------------------
John W. Castro


*                                Director
------------------------------
Gary R. Christensen

*                                Director
------------------------------
Sara H. Gavin


*                                Director
------------------------------
Eric B. Goodman




*                                Director
------------------------------
John H. Hooley

         Signature           Title                               Date
         ---------           -----                               ----

*                            Director
---------------------------
Trudy A. Rautio

*                            Director
---------------------------
Bruce P. Shay


*                            Director
---------------------------
Warren J. Zaccaro


/s/ Warren J. Zaccaro        Executive Vice President          April 27, 2016
---------------------------   and Chief Financial Officer
Warren J. Zaccaro             (chief financial officer)

/s/ Warren J. Zaccaro        Executive Vice President          April 27, 2016
---------------------------   and Chief Financial Officer
Warren J. Zaccaro             (chief accounting officer)

/s/ David J. LePlavy         Senior Vice President, Treasurer  April 27, 2016
---------------------------   and Controller (treasurer)
David J. LePlavy

/s/ Gary R. Christensen      Director, Attorney-in-Fact,       April 27, 2016
---------------------------   Senior Vice President,
Gary R. Christensen           General Counsel and Secretary


* Pursuant to power of attorney dated April 13, 2015, a copy of which is filed herewith.

                                  EXHIBIT INDEX

Exhibit Number    Description of Exhibit
---------------   --------------------------------------------------------------
26(a)             Resolution of the Board of Trustees of The Minnesota Mutual
                  Life Insurance Company dated October 21, 1985, previously filed as Exhibit 26(a) to Minnesota Life Variable Life
                  Account's Form N-6, File Number 333-120704, Initial
                  Registration Statement, on November 23, 2004, is hereby incorporated by reference.

26(b)             Not Applicable.

26(c)(1) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(c)(2)          Agent and General Agent Sales Agreements, previously filed as
                  Exhibit 27(c)(3) to Minnesota Life Variable Life Account's Form N-6, File Number 333-109853, Post-Effective Amendment Number 1, on April 23, 2004, is hereby incorporated by reference.


26(c)(3)          Combined with the Exhibit listed under 27(c)(3) above.


26(d)(1) Variable Adjustable Life Insurance Policy, form 86-660, previously filed as Exhibit A(5)(a) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, on April 28, 1997, is hereby incorporated by reference.

26(d)(2) Variable Adjustable Life Insurance Policy, form 87-670, previously filed as Exhibit A(5)(b) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, on April 28, 1997, is hereby incorporated by reference.

26(d)(3) Variable Adjustable Life Insurance Policy, form 90-670, previously filed as Exhibit A(5)(c) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, on April 28, 1997, is hereby incorporated by reference.

26(d)(4) Variable Adjustable Life Insurance Policy, form MHC-98-670, previously filed as Exhibit A(5)(d) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(5) Guaranteed Principal Account Agreement, form 90-930, previously filed as Exhibit A(5)(e) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, on April 28, 1997, is hereby incorporated by reference.

26(d)(6) Family Term Agreement-Children, form MHC-86-904, previously filed as Exhibit A(5)(f) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(7) Exchange of Insureds Agreement, form MHC-86-914, previously filed as Exhibit A(5)(g) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(8) Face Amount Increase Agreement, form MHC-86-915, previously filed as Exhibit A(5)(h) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(9) Cost of Living Increase Agreement, form MHC-86-916, previously filed as Exhibit A(5)(i) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(10)         Waiver of Premium Agreement, form MHC-86-917, previously filed as Exhibit A(5)(j) to Registrant's Form S-6, File

                  Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(11)         Survivorship Life Agreement, form MHC-90-929, previously filed as Exhibit A(5)(k) to Registrant's Form S-6, File Number
                  33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(12)         Accelerated Benefit Agreement, form MHC-92-931, previously filed as Exhibit A(5)(l) to Registrant's Form S-6, File Number
                  33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(13)         Short Term Agreement, form MHC-E324.1 10-1998, previously
                  filed as Exhibit A(5)(m) to Registrant's Form S-6, File Number
                  33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(14)         Policy Enhancement Agreement, form MHC-95-941, previously
                  filed as Exhibit A(5)(n) to Registrant's Form S-6, File Number
                  33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(15)         Protection Option Amendment, form MHC-98-945, previously filed as Exhibit A(5)(o) to Registrant's Form S-6, File Number
                  33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(16)         Variable Early Value Agreement, form MHC-98-940, previously filed as Exhibit A(5)(p) to Registrant's Form S-6, File Number
                  33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(17)         Extended Maturity Agreement, form 05-907, previously filed as
                  Exhibit 26(d)(11) to Minnesota Life Variable Life Account's
                  Form N-6, File Number 333-96383, Post Effective Amendment
                  Number 8, on April 21, 2006, is hereby incorporated by reference.

26(e)(1) Application Part 1 - New Issue, form F59410 Rev 1-2014, previously filed on February 27, 2015 as exhibit 26(e)(1) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 6 is hereby incorporated by reference.

26(e)(2) Application Part 3 - New Issue, form F59536 Rev 2-2014, previously filed on February 27, 2015 as exhibit 26(e)(2) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 6 is hereby incorporated by reference.

26(e)(3)          Policy Change Application Part 3 (Underwriting) -
                  Agreements and Authorizations, form F59534 Rev 2-2014, previously filed on February 27, 2015 as exhibit 26(e)(3) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 6 is hereby incorporated by reference.

26(e)(4) Policy Change Application - No Underwriting Required, form F59537 Rev 2-2014, previously filed on February 27, 2015 as exhibit 26(e)(4) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 6 is hereby incorporated by reference.

26(e)(5) Policy Change Application Part 1 - (Underwriting Required), form F59538 Rev 2-2014, previously filed on February 27,
                  2015 as exhibit 26(e)(5) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 6 is hereby incorporated by reference.

26(e)(6) Application Part 2, form F59572 Rev 1-2014, previously filed on February 27, 2015 as exhibit 26(e)(6) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 6 is hereby incorporated by reference.

26(e)(7) Application Part 2, form F59573 1-2014, previously filed on February 27, 2015 as exhibit 26(e)(7) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 6 is hereby incorporated by reference.


26(e)(8) Application Part 2, form ICC 12-59573-T1-2012, previously filed asexhibit 26(e)(8) to Minnesota Life Variable Life Account's to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.


26(e)(9)          Variable Adjustable Life Allocation Options, form F72225
                  Rev 5-2016.

26(f)(1) Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit A(5)(a) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999 is hereby incorporated by reference.

26(f)(2) Bylaws of the Depositor, previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

26(g) Reinsurance Contract, previously filed as Exhibit 27(g) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(1)(i)       Participation Agreement among Securian Funds Trust,
                  Advantus Capital Management, Inc. and Minnesota Life Insurance
                  Company previously filed as Exhibit 26(h)(1)(i) to Minnesota
                  Life Variable Life Account's Form N-6, File Number 33-3233,
                  Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(1)(ii)      Shareholder Information Agreement between Securian Funds Trust and Minnesota Life Insurance Company previously filed as
                  Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's
                  Form N-6, File Number 33-3233, Post-Effective Amendment
                  Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(2)(i)       Fund Participation Agreement between Janus Aspen Series, Janus
                  Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(i) to Minnesota Life
                  Variable Universal Life Account's Form N-6, File Number
                  33-85496, Post-Effective Amendment Number 10, on February 27,
                  2003, is hereby incorporated by reference.

26(h)(2)(ii)      Addendum Dated May 1, 2000 to Fund Participation Agreement
                  between Janus Aspen Series, Janus Distributors, Inc. and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  27(h)(2)(ii) to Minnesota Life Variable Universal Life
                  Account's Form N-6, File Number 33-85496, Post-Effective
                  Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(2)(iii)     Amendment to Fund Participation Agreement between Janus Aspen
                  Series, Janus Distributors, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6,
                  File Number 33-85496, Post-Effective Amendment Number 10, on
                  February 27, 2003, is hereby incorporated by reference.


26(h)(2)(iv)      Amendment Dated December 1, 2002 to Fund Participation
                  Agreement between Janus Aspen Series, Janus Distributors, Inc.
                  and Minnesota Life Insurance Company, previously filed as
                  Exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life
                  Account's Form N-6, File Number 33-85496, Post-Effective
                  Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(2)(v)       Amendment Dated March 1, 2004 to Fund Participation Agreement
                  between Janus Aspen Series, Janus Distributors LLC and
                  Minnesota Life Insurance Company, filed on April 22, 2005 as
                  Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life
                  Account's Form N-6, File Number 33-85496, Post-Effective
                  Amendment Number 14, is hereby incorporated by reference.

26(h)(2)(vi)      Amendment dated May 1, 2005 to the Fund Participation
                  Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                  Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's
                  Form N-6, File Number 33-64395, Post-Effective Amendment
                  Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(2)(vii)     Amendment Number Two to the Fund Participation Agreement
                  between Janus Aspen Series, Janus Distributors LLC and
                  Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form
                  N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(2)(viii)    Rule 22c-2 Shareholder Information Agreement between Janus
                  Capital Management, LLC, Janus Services LLC, Janus
                  Distributors LLC, Janus Aspen Series and Minnesota Life
                  Insurance Company, filed on April 20, 2007 as Exhibit
                  26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496,
                  Post-Effective Amendment Number 17, is hereby incorporated by reference.


26(h)(2)(ix)      Amendment Number Seven to the Fund Participation Agreement
                  between Janus Aspen Series, Janus Distributors LLC and
                  Minnesota Life Insurance Company, previously filed on October
                  4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity
                  Account's Form N-4, File Number 333-136242, Post-Effective
                  Amendment Number 3, is hereby incorporated by reference.

26(h)(2)(x)       Amendment Number Eight to the Fund Participation Agreement
                  between Janus Aspen Series, Janus Distributors LLC and
                  Minnesota Life Insurance Company, previously filed on
                  April 27, 2015 as Exhibit 26(h)(2)(x) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233, Post-
                  Effective Amendment Number 36, is hereby incorporated by reference.

26(h)(3)(i)       Amended and Restated Participation Agreement among Variable
                  Insurance Products Fund, Fidelity Distributors Corporation and
                  Minnesota Life Insurance Company, filed on April 20, 2007 as
                  Exhibit 26(h)(3) to Registrant's Form N-6, File Number
                  33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(3)(ii)      First Amendment to Amended and Restated Participation
                  Agreement among Minnesota Life Insurance Company, Fidelity
                  Distributors Corporation, Variable Insurance Products Fund,
                  Variable Insurance Products Fund II, Variable Insurance
                  Products Fund III and Variable Insurance Products Fund IV, previously filed on December 14, 2007 as exhibit 26(h)(4)(ii) to Minnesota Life Individual Variable Universal Life Account's
                  Form N-6, File Number 333-144604, Pre-Effective Amendment
                  Number 1, is hereby incorporated by reference.

26(h)(4)(i)       Fund Shareholder Services Agreement between Minnesota Life
                  Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 8(d) to Variable Annuity Accounts
                  Form N-4, File Number 811-4294, Post-Effectiive Amendment
                  Number 193, on July 20, 2012, is hereby incorporated by reference.

26(h)(5)(i)       Participation Agreement among Oppenheimer Variable Account
                  Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 24(c)(8)(x) to Variable
                  Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(5)(ii)      Amendment No. 1 to the Participation Agreement among
                  Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File
                  Number 333-91784, Post-Effective Amendment Number 2, on April
                  29, 2003, is hereby incorporated by reference.

26(h)(5)(iii)     Amendment No. 2 to the Participation Agreement among
                  Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File
                  Number 333-91784, Post-Effective Amendment Number 2, on April
                  29, 2003, is hereby incorporated by reference.

26(h)(5)(iv)      Amendment No. 3 to the Participation Agreement among
                  Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc.
                  and Minnesota Life Insurance Company, previously filed as
                  Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's
                  Form N-6, File Number 33-3233, Post-Effective Amendment Number
                  23, on April 26, 2005, is hereby incorporated by reference.

26(h)(5)(v)       Amendment No. 4 to Participation Agreement among Oppenheimer
                  Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                  Life Insurance Company, previously filed as Exhibit
                  26(h)(7)(v) to Minnesota Life Variable Life Account's Form
                  N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(5)(vi)      Amendment No. 5 to Participation Agreement among Oppenheimer
                  Variable Accounts Funds, Oppenheimer Funds, Inc. and Minnesota
                  Life Insurance Company filed on December 20, 2006 as exhibit
                  24(c)(k)(v) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(5)(vi)(i)   Amendment No. 6 to Participation Agreement among Oppenheimer
                  Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                  Life Insurance Company, previously filed on October 4, 2007 as
                  Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form
                  N-4, File Number 333-136242, Post-Effective Amendment Number
                  3, is hereby incorporated by reference.

26(h)(5)(vii)     Shareholder Information Agreement Under Rule 22c-2 of the
                  Investment Company Act of 1940 among OppenheimerFunds
                  Services, OppenheimerFunds Distributor, Inc. and Minnesota
                  Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4,
                  File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(5)(viii)    Amendment No. 7 to Participation Agreement by and among
                  Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                  Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(5)(ix)      Amendment No. 8 to Participation Agreement by and among
                  Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                  Minnesota Life Insurance Company, previously filed on
                  April 25, 2014 as exhibit 26(h)(5)(ix) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233,
                  Post-Effective Amendment Number 35 is hereby incorporated by reference.

26(h)(5)(x)       Amendment No. 9 to Participation Agreement by and among
                  Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                  Minnesota Life Insurance Company, previously filed on
                  April 25, 2014 as exhibit 26(h)(5)(x) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233,
                  Post-Effective Amendment Number 35 is hereby incorporated by reference.

26(h)(6)(i)       Participation Agreement among Panorama Series Fund, Inc.,
                  OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(x) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-Effective
                  Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(ii)      Amendment No. 1 to the Participation Agreement among Panorama
                  Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life
                  Insurance Company, previously filed as Exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(iii)     Amendment No. 2 to the Participation Agreement among Panorama
                  Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life
                  Insurance Company, previously filed as Exhibit 24(c)(8)(y)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(iv)      Amendment No. 3 to Participation Agreement among Panorama
                  Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life
                  Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number
                  33-3233, Post-Effective Amendment Number 23, on April 26,
                  2005, is hereby incorporated by reference.

26(h)(6)(v)       Amendment No. 4 to Participation Agreement among Panorama
                  Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life
                  Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number
                  33-64395, Post-Effective Amendment Number 13, on April 21,
                  2006, is hereby incorporated by reference.

26(h)(6)(vi)      Amendment No. 5 to Participation Agreement among Panorama
                  Series Funds, Inc., Oppenheimer Funds, Inc. and Minnesota Life
                  Insurance Company filed on December 20, 2006 as exhibit
                  24(c)(l)(v) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.



26(h)(6)(vii)     Amendment No. 6 to Participation Agreement among Panorama
                  Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life
                  Insurance Company dated December 12, 2012, previously filed as
                  Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life
                  Account's Form N-6, File Number 33-3233, Post-Effective
                  Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.



26(h)(7)(i)       Participation Agreement among Putnam Variable Trust, Putnam
                  Retail Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(z) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-Effective
                  Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(7)(ii)      Schedule A as amended May 1, 2003 to the Participation
                  Agreement among Putnam Variable Trust, Putnam Retail
                  Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(z)(i) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-

                  Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(7)(iii)     Amendment No. 1 to Participation Agreement among Putnam
                  Variable Trust, Putnam Retail Management, L.P. and Minnesota
                  Life Insurance Company filed on December 20, 2006 as exhibit
                  24(c)(m)(ii) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(7)(iv)      Rule 22c-2 Agreement among Putnam Fiduciary Trust Company,
                  Putnam Retail Management Limited Partnership and Minnesota
                  Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4,
                  File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(7)(v)       Amendment No. 2 to the Participation Agreement among Putnam
                  Variable Trust, Putnam Retail Management, L.P. and Minnesota
                  Life Insurance Company, previously filed on December 15, 2008 as Exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form
                  N-4, File Number 333-91784, Post-Effective Amendment Number
                  17, is hereby incorporated by reference.

26(h)(7)(vi)      Third Amendment to Supplement to Participation Agreement among
                  Putnam Variable Trust, Putnam Retail Management Limited
                  Partnership and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(i)(iv) to Variable
                  Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.


26(h)(7)(vii)     Fourth Amendment to Participation Agreement among Putnam
                  Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 24(b)8(h)(v) to Variable Annuity
                  Account's Form N-4, File Number 333-182763, Post-Effective
                  Amendment Numbers 10 and 246, is hereby incorporated by reference.


26(h)(8)(i)       Participation Agreement by and among AIM Variable Insurance
                  Funds, AIM Distributors, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(10)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                  Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(8)(ii)      Schedule A as amended May 1, 2003 to the Participation
                  Agreement among AIM Variable Insurance Funds, AIM
                  Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(10)(ii) to Registrant's Form
                  N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(8)(iii)     Amendment No. 1 to the Participation Agreement dated March 4,
                  2002, by and among AIM Variable Insurance Funds, AIM
                  Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233,
                  Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(8)(iv)      Amendment No. 2 to the Participation Agreement dated March 2,
                  2002, by and among AIM Variable Insurance Funds, AIM
                  Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-64395,
                  Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(8)(v)       Amendment No. 3 to Participation Agreement by and among AIM
                  Variable Insurance Funds, AIM Distributors, Inc. and Minnesota
                  Life Insurance Company filed on December 20, 2006 as exhibit
                  24(c)(n)(iv) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(vi)      Intermediary Agreement Regarding Compliance with SEC Rule
                  22c-2 between AIM Investment Services, Inc. and Minnesota Life
                  Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4,
                  File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(8)(vii)     Amendment No. 4 to Participation Agreement by and among AIM
                  Variable Insurance Funds, A I M Distributors, Inc., Minnesota
                  Life Insurance Company and Securian Financial Services, Inc.
                  effective April 30, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(j)(v) to Variable Annuity Account's Form N-4,
                  File Number 333-91784, Post-Effective Amendment Numbers 26 and
                  171, is hereby incorporated by reference.


26(h)(9)(i)       Shareholder Services Agreement among American Century
                  Investment Services, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(11) to Registrant's
                  Form N-6, File Number 333-96383, Post-Effective Amendment
                  Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(9)(ii)      Amendment No. 1 to Shareholder Services Agreement between
                  Minnesota Life Insurance Company and American Century
                  Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File
                  Number 33-64395, Post-Effective Amendment Number 13, on April
                  21, 2006, is hereby incorporated by reference.

26(h)(9)(iii)     Shareholder Information Agreement between American Century
                  Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number
                  333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


26(h)(9)(iv)      Amendment No. 2 to Shareholder Services Agreement between
                  Minnesota Life Insurance Company and American Century
                  Investment Services, Inc., previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's Form
                  N-4, File Number 333-136242, Post-Effective Amendment Number
                  3, is hereby incorporated by reference.

26(h)(9)(v)       Amendment No. 3 to Shareholder Services Agreement between
                  Minnesota Life Insurance Company and American Century
                  Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(v) to Minnesota Life Variable Life
                  Account's Form N-6, File Number 33-3233, Post-Effective
                  Amendment Number 36, is hereby incorporated by reference.

26(h)(9)(vi)      Amendment No. 4 to Shareholder Services Agreement between
                  Minnesota Life Insurance Company and American Century
                  Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(vi) to Minnesota Life Variable Life
                  Account's Form N-6, File Number 33-3233, Post-Effective
                  Amendment Number 36, is hereby incorporated by reference.

26(h)(10)(i)      Not applicable.

26(h)(10)(ii)     Not applicable.

26(h)(11)(i)      Participation Agreement among MFS Variable Insurance Trust,
                  Massachusetts Financial Services Company and Minnesota Life
                  Insurance Company, previously filed as Exhibit 27(h)(13)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                  Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(11)(ii)     Amendment No. 1 to the Participation Agreement among MFS
                  Variable Insurance Trust, Massachusetts Financial Services
                  Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(ii) to Registrant's Form N-6, File Number
                  333-96383, Post-Effective Amendment Number 4, on April 30,
                  2003, is hereby incorporated by reference.

26(h)(11)(iii)    Amendment No. 2 to the Participation Agreement among MFS
                  Variable Insurance Trust, Massachusetts Financial Services
                  Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(iii) to Registrant's Form N-6, File
                  Number 333-96383, Post-Effective Amendment Number 4, on April
                  30, 2003, is hereby incorporated by reference.

26(h)(11)(iv)     Amendment No. 3 to Participation Agreement among MFS Variable
                  Insurance Trust, Massachusetts Financial Services Company and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  26(h)(13)(iv) to Minnesota Life Variable Life Account's Form
                  N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(11)(v)      Amendment No. 4 to Participation Agreement among MFS Variable
                  Insurance Trust, Massachusetts Financial Services Company and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  26(h)(13)(v) to Minnesota Life Variable Life Account's Form
                  N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(11)(vi)     Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial
                  Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-64395,
                  Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(11)(vii)    Amendment No. 5 to Participation Agreement among MFS Variable
                  Insurance Trust, Massachusetts Financial Services Company and
                  Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-

                  4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(11)(viii)   Rule 22c-2 Shareholder Information Agreement between MFS Fund
                  Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number
                  333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(11)(ix)     Fee letter dated September 1, 2010 referencing the
                  Participation Agreement by and among the MFS Variable
                  Insurance Trust, Minnesota Life Insurance and Massachusetts
                  Financial Services Company previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(vii) to Variable Annuity Account's Form
                  N-4, File Number 333-91784, Post-Effective Amendment Numbers
                  26 and 171, is hereby incorporated by reference.

26(h)(11)(x)      Amendment No. 6 to Participation Agreement by and among MFS
                  Variable Insurance Trust, Minnesota Life Insurance Company and
                  Massachusetts Financial Services Company effective September
                  1, 2010 previously filed on April 25, 2011 as exhibit
                  24(c)(8)(l)(viii) to Variable Annuity Account's Form N-4, File
                  Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.


26(h)(11)(xi)     Amendment No. 7 to Participation Agreement by and among MFS
                  Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota Life
                  Individual Variable Universal Life Account's Form N-6, File
                  Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(h)(11)(xii)    Amendment No. 8 to Participation Agreement by and among MFS
                  Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xii) to Minnesota Life
                  Individual Variable Universal Life Account's Form N-6, File
                  Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.


26(h)(12)(i)      Participation Agreement as of May 1, 2000 between Franklin
                  Templeton Variable Insurance Products Trust, Franklin
                  Templeton Distributors, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(14)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                  Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(ii)     Amendment to Participation Agreement as of May 1, 2000 between
                  Franklin Templeton Variable Insurance Products Trust, Franklin
                  Templeton Distributors, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(14)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                  Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(iii)    Amendment No. 2 to Participation Agreement between Franklin
                  Templeton Variable Insurance Products Trust, Franklin
                  Templeton Distributors, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(14)(iii) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                  Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(iv)     Amendment No. 3 to Participation Agreement by and among
                  Franklin Templeton Variable Insurance Products Trust, Franklin
                  Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc, previously filed as
                  Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life
                  Account's Form N-6, File Number 33-3233, Post-Effective
                  Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(12)(v)      Amendment No. 4 to Participation Agreement among Franklin
                  Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., Minnesota Life
                  Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-64395,
                  Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(12)(vi)     Amendment No. 5 to Participation Agreement among Franklin
                  Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., and Minnesota Life
                  Insurance Company filed on December 20, 2006 as exhibit
                  24(c)(q)(v) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(12)(vii)    Rule 22c-2 Agreement between Franklin Templeton Distributors,
                  Inc. and Minnesota Life Insurance Company previously filed on
                  September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity
                  Account's Form N-4, File Number 333-140230, Pre-Effective
                  Amendment Number 1, is hereby incorporated by reference.

26(h)(12)(viii)   Amendment No. 6 to Participation Agreement among Franklin
                  Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., and Minnesota Life
                  Insurance Company, previously filed on October 4, 2007 as
                  Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form
                  N-4, File Number 333-136242, Post-Effective Amendment Number
                  3, is hereby incorporated by reference.

26(h)(12)(ix)     Amendment to Participation Agreement by and among Franklin
                  Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc. Minnesota Life Insurance
                  Company and Securian Financial Services, Inc. effective August
                  16, 2010 previously filed on April 25, 2011 as exhibit
                  24(c)(8)(m)(vii) to Variable Annuity Account's Form N-4, File
                  Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.


26(h)(12)(x)      Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., Minnesota Life
                  Insurance Company, and Securian Financial Services, Inc.
                  previously filed as Exhibit 26(h)(12)(x) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233, Post-
                  Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(12)(xi)     Participation Agreement Addendum dated May 1, 2012 among
                  Franklin Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., Minnesota Life
                  Insurance Company, and Securian Financial Services, Inc.
                  previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233, Post-
                  Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


26(h)(12)(xii)    Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., Minnesota Life
                  Insurance Company, and Securian Financial Services, Inc, previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233, Post-
                  Effective Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.

26(h)(12)(xiii)   Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., Minnesota Life
                  Insurance Company, and Securian Financial Services, Inc, previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233, Post-
                  Effective Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.


26(h)(13)(i)      Participation Agreement as of September 29, 2003 between
                  Minnesota Life Insurance Company and Waddell & Reed, Inc.
                  previously filed as Exhibit 27(h)(15) to Minnesota Life

                  Variable Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, on February 19, 2004, is hereby incorporated by reference.

26(h)(13)(ii)     Amendment Number One to the Target Funds Participation
                  Agreement among Minnesota Life Insurance Company, Waddell &
                  Reed, Inc. and W&R Target Funds, Inc., previously filed as
                  Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life
                  Account's Form N-6, File Number 33-64395, Post-Effective
                  Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(13)(iii)    Shareholder Information Agreement among Ivy Funds Distributor,
                  Inc., Waddell & Reed, Inc. and Minnesota Life Insurance
                  Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to
                  Registrant's Form N-6, File Number 33-85496, Post-Effective
                  Amendment Number 17, is hereby incorporated by reference.

26(h)(13)(iv)     Second Amendment to the Target Funds Participation Agreement
                  among Minnesota Life Insurance Company, Waddell & Reed, Inc.
                  and W&R Target Funds, Inc. previously filed as Exhibit
                  24(c)(8)(n)(ii) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Post-Effective Amendment Number 6 on
                  February 27, 2009, is hereby incorporated by reference.

26(h)(13)(v)      Third Amendment to Target Funds Participation Agreement among
                  Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April
                  25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-Effective
                  Amendment Numbers 26 and 171, is hereby incorporated by reference.


26(h)(13)(vi)     Fourth Amendment to Ivy Funds Variable Insurance Portfolios
                  Participation Agreement (Excludes Products Sold Through W&R
                  Distribution System) among Minnesota Life Insurance Company,
                  Waddell & Reed, Inc., and Ivy Funds Variable Insurance
                  Portfolios, previously filed on April 25, 2014 as exhibit
                  26(h)(13)(vi) to Minnesota Life Variable Life Account's
                  Form N-6, File Number 33-3233, Post-Effective Amendment Number
                  35 is hereby incorporated by reference.


26(h)(14)(i)      Amendment No. 1 to Shareholder Services Agreement between
                  Minnesota Life Insurance Company and American Century
                  Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File
                  Number 33-64395, Post-Effective Amendment Number 13, on April
                  21, 2006, is hereby incorporated by reference.

26(h)(14)(ii)     Amendment No. 2 to Shareholder Services Agreement between
                  Minnesota Life Insurance Company and American Century
                  Investment Services, Inc. , previously filed on October 4,
                  2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's
                  Form N-4, File Number 333-136242, Post-Effective Amendment
                  Number 3, is hereby incorporated by reference.

26(h)(15)(i)      Participation Agreement among Van Kampen Life Investment
                  Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
                  Inc., and Minnesota Life Insurance Company previously filed on
                  April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-Effective
                  Amendment Number 2, is hereby incorporated by reference.

26(h)(15)(ii)     Amendment Number one to the Agreement between Van Kampen Asset
                  Management, Inc. and Minnesota Life Insurance Company filed on
                  December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity
                  Account's Form N-4, File Number 333-136242, Pre-Effective
                  Amendment Number 2, is hereby incorporated by reference.

26(h)(15)(iii)    Amendment Number Two to Participation Agreement among
                  Minnesota Life Insurance Company, Van Kampen Life Investment
                  Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as exhibit 26(n)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File
                  Number 33-3233, Post-Effective Amendment Numbers 30 and 78, is hereby incorporated by reference.

26(h)(16)(i)      Van Kampen Life Investment Trust Shareholder Information
                  Agreement among Van Kampen Funds Inc., Van Kampen Life
                  Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number
                  333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(17)(i)      Agreement among The Universal Institutional Funds, Inc.,
                  Morgan Stanley Distribution, Inc., Morgan Stanley Investment
                  Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242,
                  Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(17)(ii)     Amendment Number One to Participation Agreement among
                  Minnesota Life Insurance Company, The Universal Institutional

                  Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30 and 78, is hereby incorporated by reference.


26(h)(17)(iii)    Second Amendment to Participation Agreement among Minnesota
                  Life Insurance Company, The Universal Institutional Funds,
                  Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley
                  Investment Management Inc., previously filed on April 27, 2105 as exhibit 24(b)8(y)(ii) to Variable Annuity Account's
                  Form N-4, File Number 333-182763, Post-Effective Amendment
                  Numbers 10 and 246, is hereby incorporated by reference.

26(h)(17)(iv)     Third Amendment to Participation Agreement among Minnesota
                  Life Insurance Company, The Universal Institutional Funds,
                  Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley
                  Investment Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(iii) to Variable Annuity Account's
                  Form N-4, File Number 333-182763, Post-Effective Amendment
                  Numbers 10 and 246, is hereby incorporated by reference.


26(h)(18)(i)      Fund Participation Agreement among Minnesota Life Insurance
                  Company, Financial Investors Variable Insurance Trust, Alps
                  Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity
                  Account's Form N-4, File Number 333-136242, Post-Effective
                  Amendment Number 3, is hereby incorporated by reference.

26(h)(18)(ii)     Amendment Number One to the Participation Agreement among
                  Minnesota Life Insurance Company, Financial Investors Variable
                  Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors,
                  Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number 333-136242,
                  Post-Effective Amendments 11 and 161 is hereby incorporated by reference.

26(h)(18)(iii)    Amendment Number Two to Participation Agreement among
                  Minnesota Life Insurance Company, Financial Investors Variable
                  Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors,
                  Inc., previously filed on April 27, 2010 as exhibit
                  26(h)(18)(iii) to Minnesota Life Variable Life Account's Form
                  N-6, File Number 33-3233, Post-Effective Amendment Numbers 30 and 78, is hereby incorporated by reference.


26(h)(18)(iv)     Amendment Number Three to Participation Agreement among
                  Minnesota Life Insurance Company, Financial Investors Variable
                  Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors,
                  Inc, previously filed on April 25, 2014 as exhibit 26(h)(18)
                  (iv) to Minnesota Life Variable Life Account's Form N-6,
                  File Number 33-3233, Post-Effective Amendment Number 35 is hereby incorporated by reference.

26(h)(18)(v)      Amendment Number Four to Participation Agreement among
                  Minnesota Life Insurance Company, Financial Investors
                  Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                  Distributors, Inc, previously filed on April 25, 2014 as
                  exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account's
                  Form N-6, File Number 33-3233, Post-Effective Amendment Number
                  35 is hereby incorporated by reference.

26(h)(18)(vi)     Amendment Number Five to Participation Agreement among
                  Minnesota Life Insurance Company, Financial Investors Variable
                  Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors,
                  Inc, previously filed on April 25, 2014 as exhibit 26(h)(18)
                  (vi) to Minnesota Life Variable Life Account's Form N-6,
                  File Number 33-3233, Post-Effective Amendment Number 35 is hereby incorporated by reference.


26(h)(19)(i)      Fund Participation Agreement among Neuberger Berman Advisers
                  Management Trust, Neuberger Berman Management Inc. and
                  Minnesota Life Insurance Company, previously filed on October
                  9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account's
                  Form N-4, File Number 333-136242, Post-Effective Amendment
                  Number 8, is hereby incorporated by reference.

26(h)(20)(i)      Not Applicable.

26(h)(21)(i)      Participation Agreement among Minnesota Life Insurance
                  Company, Securian Financial Services, Inc., and
                  AllianceBernstein Investments, Inc. , previously filed on
                  October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity
                  Account's Form N-4, File Number 333-136242, Post-Effective
                  Amendment Number 3, is hereby incorporated by reference.

26(h)(21)(ii)     Amendment Number One to Participation Agreement among
                  Minnesota Life Insurance Company, Securian Financial Services,
                  Inc., AllianceBernstein L.P. and AllianceBernstein
                  Investments, Inc., previously filed on April 27, 2010 as
                  exhibit 26(h)(21)(ii) to Minnesota Life Variable Life
                  Account's Form N-6, File Number 33-3233, Post-Effective
                  Amendment Numbers 30 and 78, is hereby incorporated by reference.


26(h)(21)(iii)    Amendment Number Two to Participation Agreement among
                  Minnesota Life Insurance Company, Securian Financial Services,
                  Inc., AllianceBernstein L.P., and AllianceBernstein
                  Investments, Inc., previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account's Form N-6, File
                  Number 33-3233, Post-Effective Amendment Number 34 on
                  April 24, 2013, is hereby incorporated by reference.


26(h)(22)(i)      Participation Agreement among Minnesota Life Insurance
                  Company, PIMCO Variable Insurance Trust and Allianz Global
                  Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)(8)(ff) to Variable Annuity Account's Form
                  N-4, File Number 333-91784, Post-Effective Amendment Numbers
                  26 and 171, is hereby incorporated by reference.

26(h)(22)(ii)     Selling Agreement for Advisor Class Shares of PIMCO Variable
                  Insurance Trust between Allianz Global Investors Distributors
                  LLC and Minnesota Life Insurance Company previously filed on
                  April 25, 2011 as exhibit 24(c)(8)(dd) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-Effective
                  Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(22)(iii)    PIMCO Services Agreement for Advisor Class Shares of PIMCO
                  Variable Insurance Trust between Pacific Investment Management
                  Company LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ee) to Variable
                  Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(22)(iv)     Termination, New Agreements and Amendments Relating to
                  Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO
                  Investments LLC and Minnesota Life Insurance Company previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233,
                  Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


26(h)(22)(v)      Amendment to Participation Agreement among Minnesota Life
                  Insurance Company, PIMCO Variable Insurance Trust, and PIMCO
                  Investments LLC, previously filed as Exhibit 26(h)(22)(v) to Minnesota Life Variable Life Account's Form N-6, File
                  Number 33-3233, Post-Effective Amendment Number 34 on
                  April 24, 2013, is hereby incorporated by reference.

26(h)(22)(vi)     Amendment to Selling Agreement between Minnesota Life
                  Insurance Company, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life
                  Account's Form N-6, File Number 33-3233, Post-Effective
                  Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.

26(h)(22)(vii)    Amendment No. 1 to PIMCO Services Agreement for Advisor Class
                  Shares of PIMCO Variable Insurance Trust Effective May 1,
                  2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota
                  Life Variable Life Account's Form N-6, File Number 33-3233,
                  Post-Effective Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.


26(h)(22)(viii)   Second Amendment to the Participation Agreement by and among
                  PIMCO Investments LLC, PIMCO Variable Insurance Trust, and
                  Minnesota Life Insurance Company, previously filed on April
                  27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life
                  Individual Variable Universal Life Account's Form N-6, File
                  Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.


26(h)(23)(i)      Participation Agreement by and between Goldman Sachs Variable
                  Insurance Trust, Goldman, Sachs & Co., and Minnesota Life
                  Insurance Company previously filed on April 25, 2011 as
                  exhibit 24(c)(8)(gg) to Variable Annuity Account's Form N-4,
                  File Number 333-91784, Post-Effective Amendment Numbers 26 and
                  171, is hereby incorporated by reference.

26(h)(23)(ii)     Administrative Services Agreement between Goldman Sachs Asset
                  Management, L.P. and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(hh) to Variable Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(23)(iii)    Services Agreement between Goldman, Sachs & Co. and Minnesota
                  Life Insurance Company. previously filed on April 25, 2011 as exhibit 24(c)(8)(ii) to Variable Annuity Account's Form N-4,
                  File Number 333-91784, Post-Effective Amendment Numbers 26 and
                  171, is hereby incorporated by reference.

26(h)(23)(iv)     Amendment to Participation Agreement between Goldman Sachs
                  Variable Insurance Trust and Minnesota Life Insurance Company previously filed as Exhibit 8(dd)(i) to Variable Annuity
                  Account's Form N-4, File Number 811-4294, Post-Effective
                  Number 193, on July 20, 2012, is hereby incorporated by reference.


26(h)(23)(v)      Second Amendment to Participation Agreement among Goldman
                  Sachs Variable Insurance Trust, Goldman, Sachs & Co., and
                  Minnesota Life Insurance Company dated November 8, 2012, previously filed as Exhibit 26(h)(23)(v) to Minnesota
                  Life Variable Life Account's Form N-6, File Number 33-3233,
                  Post-Effective Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.

26(h)(23)(vi)     Third Amendment to Participation Agreement among Goldman
                  Sachs Variable Insurance Trust, Goldman, Sachs & Co., and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  26(h)(23)(vi) to Minnesota Life Variable Life Account's Form
                  N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.

26(h)(23)(vii)    Amendment to Administrative Services Agreement Between Goldman
                  Sachs Asset Management, L.P. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 26(h)(23)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number
                  33-3233, Post-Effective Amendment Number 34 on April 24,
                  2013, is hereby incorporated by reference.


26(h)(24)(i)      Fund Participation and Service Agreement among Minnesota Life
                  Insurance Company, American Funds Distributors, Inc., American
                  Funds Service Company, Capital Research and Management
                  Company, and American Funds Insurance Series previously filed on April 25, 2011 as exhibit 24(c)(8)(jj) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-Effective
                  Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(24)(ii)     Business Agreement among Minnesota Life Insurance Company,
                  Securian Financial Services, Inc., American Funds
                  Distributors, Inc. and Capital Research and Management Company previously filed on April 25, 2011 as exhibit 24(c)(8)(kk) to Variable Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(24)(iii)    American Funds Rule 22c-2 Agreement among American Funds
                  Service Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ll) to Variable Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.


26(h)(24)(iv)     Amendment No. 1 to Fund Participation and Service Agreement
                  among Minnesota Life Insurance Company, American Funds
                  Distributors, Inc., American Funds Service Company, Capital
                  Research and Management Company, and American Funds Insurance
                  Series, previously filed on April 25, 2014 as exhibit 26(h)
                  (24)(iv) to Minnesota Life Variable Life Account's Form N-6,
                  File Number 33-3233, Post-Effective Amendment Number 35 is hereby incorporated by reference.

26(h)(24)(v)      Second Amendment to the Business Agreement by and among
                  Minnesota Life Insurance Company, Securian Financial
                  Services, Inc., American Funds Distributors, Inc., and Capital
                  Research and Management Company, previously filed on April 27,
                  2015 as Exhibit 26(h)(24)(v) to Minnesota Life Variable
                  Life Account's Form N-6, File Number 33-3233, Post-Effective
                  Amendment Number 36, is hereby incorporated by reference.

26(i)(1)(i)       Investment Accounting Agreement between Securian Financial
                  Group, Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(q) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-Effective
                  Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.

26(i)(1)(ii)      First Amendment to Investment Accounting Agreement between
                  Securian Financial Group, Inc. and State Street Bank and Trust
                  Company, previously filed on August 15, 2006 as Exhibit
                  26(i)(l)(b) to the Securian Life Variable Universal Life
                  Account's Form N-6, File Number 333-132009, Pre-Effective
                  Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(i)       Administration Agreement between Securian Financial Group,
                  Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(r) to Variable Annuity Account's Form N-4,
                  File Number 333-91784, Post-Effective Amendment Number 1, on
                  February 25, 2003, is hereby incorporated by reference.

26(i)(2)(ii)      First Amendment to Administration Agreement between Securian
                  Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6,
                  File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)             Not Applicable.

26(k)             Opinion and Consent of Timothy E. Wuestenhagen, Esq.

26(l)             Actuarial opinion of Robert J. Ehren, FSA, CLU.

26(m)             Calculation


26(n)             Consent of KPMG LLP.


26(o)             Not Applicable.

26(p)             Not Applicable.

26(q) Redeemability exemption, previously filed as Exhibit 26(q) to Registrant's Form N-6, File Number 33-3233, Post-Effective Amendment Number 25 on April 20, 2007, is hereby incorporated by reference.

26(r) Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.